UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number    811-05518
                                               --------------------------

                               The RBB Fund, Inc.
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
           ----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-792-2555
                                                           -------------

                       Date of fiscal year end: August 31
                                               ----------

                   Date of reporting period: February 28, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



================================================================================

                                   THE BEDFORD
                                      CLASS


                                       OF
                               THE RBB FUND, INC.
                                  MONEY MARKET
                                   PORTFOLIO



                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2005


================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               MONEY MARKET PORTFOLIO -- BEDFORD CLASS
                                                    ----------------------------------------------------------
                                                        BEGINNING              ENDING            EXPENSES PAID
                                                      ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2004     FEBRUARY 28, 2005         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,005.40              $4.81
         Hypothetical (5% return before expenses)         1,000.00             1,019.94               4.86

                                                           MONEY MARKET PORTFOLIO -- SANSOM STREET CLASS
                                                    ----------------------------------------------------------
                                                        BEGINNING              ENDING            EXPENSES PAID
                                                      ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2004     FEBRUARY 28, 2005         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,009.20              $0.99
         Hypothetical (5% return before expenses)         1,000.00             1,023.80               1.00

* Expenses are equal to the Fund's  annualized  expense  ratio of 0.97% for the Bedford Class shares and 0.20%
  for the Sansom Street Class shares,  which includes  waived fees or reimbursed  expenses,  multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.  The Fund's ending  account value on the first line in each table is based on the actual total  return for each class of 0.54% for the Bedford  Class shares and
  0.92% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                     % OF NET
          TYPE                                        ASSETS            VALUE
        --------                                     --------       ------------

Short Term Investments:
   Commercial Paper .............................      38.0%        $ 74,788,231
   Certificates of Deposit ......................      22.3%          43,998,391
   Repurchase Agreements ........................      16.5%          32,500,000
   Agency Obligations ...........................      10.4%          20,482,518
   Variable Rate Obligations ....................       8.4%          16,579,021
   Master Notes .................................       4.3%           8,400,000
Other Assets In
Excess of Liabilities ...........................       0.1%             288,141
                                                     ------         ------------
NET ASSETS -- 100.0%                                  100.0%        $197,036,302
                                                     ======         ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
CERTIFICATES OF DEPOSIT--22.3%
DOMESTIC CERTIFICATES OF DEPOSIT--4.6%
Washington Mutual Bank
   2.550%, 03/22/05 .................................    $ 9,000    $  9,000,000
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--17.7%
BNP Paribas
   2.615%, 05/09/05 .................................      8,000       7,998,476
Credit Suisse First Boston NY
   2.550%, 03/04/05 .................................      9,000       9,000,000
Eurohypo AG New York
   2.550%, 03/16/05 .................................      9,000       9,000,000
ForeningsSparbanken AB (Swedbank)
   1.440%, 03/01/05 .................................      6,000       6,000,000
Societe Generale
   1.440%, 05/09/05 .................................      3,000       2,999,915
                                                                    ------------
                                                                      34,998,391
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $43,998,391) ...........................                 43,998,391
                                                                    ------------
COMMERCIAL PAPER--38.0%
ASSET BACKED SECURITIES--21.3%
Amstel Funding Corp.
   2.430%, 03/17/05 .................................      1,258       1,256,641
Brahms Funding Corp.
   2.700%, 03/01/05 .................................      5,735       5,735,000
Dakota Notes
   2.700%, 05/05/05 .................................      9,500       9,453,688
Emerald Certificates
   2.700%, 04/26/05 .................................     10,000       9,958,000
Motown Notes
   2.570%, 03/14/05 .................................     10,000       9,990,719
Ranger Funding Co. LLC
   2.450%, 03/21/05 .................................      5,559       5,551,434
                                                                    ------------
                                                                      41,945,482
                                                                    ------------
CANNED, FROZEN, PRESERVED FRUIT--2.5%
Sara Lee Corp.
   2.570%, 03/16/05 .................................      5,000       4,994,646
                                                                    ------------
FINANCIAL SERVICES--4.6%
Tango Finance Corp.
   2.740%, 04/28/05 .................................      8,998       8,958,278
                                                                    ------------


                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
COMMERCIAL PAPER--(CONTINUED)
PERSONAL CREDIT INSTITUTIONS--4.6%
Countrywide Home Loans, Inc.
   2.550%, 03/02/05 .................................    $ 9,000    $  8,999,362
                                                                    ------------
TELEPHONE COMMUNICATIONS--5.0%
SBC Communications, Inc.
   2.590%, 03/17/05 .................................      3,920       3,915,488
   2.730%, 04/25/05 .................................      6,000       5,974,975
                                                                    ------------
                                                                       9,890,463
                                                                    ------------
     TOTAL COMMERCIAL PAPER
       (Cost $74,788,231) ...........................                 74,788,231
                                                                    ------------
VARIABLE RATE OBLIGATIONS--8.4%
ASSET BACKED SECURITIES--0.8%
Racers Trust 2004-6-MM++
   2.599%, 03/22/05 .................................      1,000       1,000,000
SMM Trust 2004-G++
   2.419%, 03/03/05 .................................        579         579,021
                                                                    ------------
                                                                       1,579,021
                                                                    ------------
BANKS--5.1%
HBOS Treasury Services P.L.C.++
   2.550%, 03/24/05 .................................      8,000       8,000,000
Westpac Banking Corp.++
   2.450%, 03/11/05 .................................      2,000       2,000,000
                                                                    ------------
                                                                      10,000,000
                                                                    ------------
LIFE INSURANCE--2.5%
MetLife Global Funding++
   2.710%, 03/29/05 .................................      5,000       5,000,000
                                                                    ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $16,579,021) ...........................                 16,579,021
                                                                    ------------
AGENCY OBLIGATIONS--10.4%
Federal Home Loan Bank
   2.345%, 03/14/05 .................................      8,000       7,997,429
   1.425%, 04/04/05 .................................      2,500       2,500,000
Federal National Mortgage Association
   2.440%, 03/23/05 .................................     10,000       9,985,089
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,482,518) ...........................                 20,482,518
                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
MASTER NOTES--4.3%
Merrill Lynch Mortgage Capital, Inc.
   2.725%, 03/01/05 .................................    $ 2,400    $  2,400,000
Morgan Stanley Mortgage Capital, Inc.
   2.799%, 03/01/05 .................................      6,000       6,000,000
                                                                    ------------
     TOTAL MASTER NOTES
       (Cost $8,400,000) ............................                  8,400,000
                                                                    ------------
REPURCHASE AGREEMENTS--16.5%
Morgan Stanley & Co
   (Tri-Party Agreement dated
   02/28/05 to be repurchased at
   $29,002,119 collateralized by
   $47,841,828 Federal National
   Mortgage Association Bonds
   and U.S. Treasury Bonds at a
   rate of 5.50% to 8.125%, due
   08/15/19 to 02/01/35.
   Market Value of collateral is
   $56,055,651.)
   2.630%, 03/01/05 .................................     29,000      29,000,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/28/05 to be repurchased at
   $3,500,251 collateralized by
   $5,774,014 Federal National
   Mortgage Association Bonds
   and U.S. Treasury Bonds at a
   rate of 5.50% to 8.125%, due
   08/15/19 to 02/01/35.
   Market Value of collateral is
   6,765,337.)
   2.580%, 03/01/05 .................................      3,500       3,500,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $32,500,000) ...........................                 32,500,000
                                                                    ------------


                                                                       VALUE
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $196,748,161) ..............................               $196,748,161
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .............................                    288,141
                                                                    ------------
NET ASSETS (Applicable to
   91,928,022 Bedford shares
   and 105,111,286 Sansom
   Street shares)--100.0% ...........................               $197,036,302
                                                                    ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($197,036,302 / 197,039,308) .....................                      $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Bedford Share
   ($91,926,344 / 91,928,022) .......................                      $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Sansom Street Share
   ($105,109,958 / 105,111,286) .....................                      $1.00
                                                                           =====

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2005 and the maturity date shown is the next interest rate readjustment date or the maturity date.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
                                   (UNAUDITED)

Investment Income
   Interest ..................................................       $2,008,996
                                                                     ----------
Expenses
   Investment advisory fees ..................................          439,152
   Distribution and service fees .............................          279,649
   Printing fees .............................................           33,130
   Custodian fees ............................................           27,215
   Directors' and Officer's fees .............................           18,757
   Legal fees ................................................           17,812
   Regulatory administration fees ............................           15,849
   Transfer agent fees .......................................           12,570
   Audit fees ................................................           11,070
   Registration fees .........................................            7,200
   Insurance fees ............................................            6,506
   Service organization fees .................................            1,984
   Miscellaneous .............................................            1,880
                                                                     ----------
        Total Expenses .......................................          872,774

   Less fees waived ..........................................         (254,925)
   Less expense reimbursement by advisor .....................          (91,285)
                                                                     ----------
        Net total expenses ...................................          526,564
                                                                     ----------
Net investment income ........................................        1,482,432
                                                                     ----------
Realized loss on investments .................................             (987)
                                                                     ----------
Net increase in net assets resulting from operations .........       $1,481,445
                                                                     ==========


                 See Accompanying Notes to Financial Statements.

                                           THE RBB FUND, INC.
                                         MONEY MARKET PORTFOLIO
                                   STATEMENT OF CHANGES IN NET ASSETS


                                                                         FOR THE             FOR THE
                                                                    SIX MONTHS ENDED       YEAR ENDED
                                                                    FEBRUARY 28, 2005    AUGUST 31, 2004
                                                                    -----------------    ---------------
                                                                       (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income .........................................     $  1,482,432         $  1,865,672
  Net loss on investments .......................................             (987)              (2,019)
                                                                      ------------         ------------
  Net increase in net assets resulting from operations ..........        1,481,445            1,863,653
                                                                      ------------         ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ..............................................         (474,474)            (202,921)
    Sansom Street shares ........................................       (1,007,958)          (1,662,751)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares ..............................................               --               (1,077)
    Sansom Street shares ........................................               --               (2,545)
                                                                      ------------         ------------

      Total distributions to shareholders .......................       (1,482,432)          (1,869,294)
                                                                      ------------         ------------
Net capital share transactions (See Note 3) .....................      (16,335,298)         (65,400,496)
                                                                      ------------         ------------
Total decrease in net assets ....................................      (16,336,285)         (65,406,137)
Net Assets:
  Beginning of period ...........................................      213,372,587          278,778,724
                                                                      ------------         ------------
  End of period .................................................     $197,036,302         $213,372,587
                                                                      ============         ============

                 See Accompanying Notes to Financial Statements.

                                                         THE RBB FUND, INC.
                                                       MONEY MARKET PORTFOLIO
                                                        FINANCIAL HIGHLIGHTS
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               THE BEDFORD CLASS
                                          -----------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             SIX MONTHS            YEAR              YEAR              YEAR              YEAR
                                                ENDED              ENDED             ENDED             ENDED             ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                          -----------------   ---------------   ---------------   ---------------   ---------------
                                            (UNAUDITED)
Net asset value, beginning of year ......    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             --------             --------          --------          --------          --------
Income from investment operations:
   Net investment income ................      0.0054               0.0025            0.0046            0.0157            0.0460
   Net gains on securities ..............          --                   --            0.0005                --                --
                                             --------             --------          --------          --------          --------
     Total from investment
       operations .......................      0.0054               0.0025            0.0051            0.0157            0.0460
                                             --------             --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................     (0.0054)             (0.0025)          (0.0046)          (0.0157)          (0.0460)
   Distributions (from capital gains) ...          --                   --           (0.0005)               --                --
                                             --------             --------          --------          --------          --------
     Total distributions ................     (0.0054)             (0.0025)          (0.0051)          (0.0157)          (0.0460)
                                             --------             --------          --------          --------          --------
Net asset value, end of year ............    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             ========             ========          ========          ========          ========
Total Return ............................        0.54%                0.25%             0.53%             1.59%             4.70%

Ratios /Supplemental Data
   Net assets, end of year (000) ........    $ 91,926             $ 72,001          $ 80,406          $ 52,878          $676,964
   Ratios of expenses to average
     net assets(a) ......................         .97%                 .94%              .98%             1.00%             1.00%
   Ratios of net investment income
     to average net assets ..............        1.10%                 .24%              .46%             1.75%             4.46%

(a) Without the waiver of advisory,  administration  and transfer  agent fees and without the  reimbursement  of certain  operating expenses,  the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the six months ended  February  28,  2005 and  1.34%,  1.30%,  1.25% and 1.19% for the years  ended  August  31,  2004,  2003,  2002 and 2001, respectively.

                 See Accompanying Notes to Financial Statements.

                                                         THE RBB FUND, INC.
                                                       MONEY MARKET PORTFOLIO
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE SANSOM STREET CLASS
                                          -----------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             SIX MONTHS            YEAR              YEAR              YEAR              YEAR
                                                ENDED              ENDED             ENDED             ENDED             ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                          -----------------   ---------------   ---------------   ---------------   ---------------
                                            (UNAUDITED)
Net asset value, beginning of year ......    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             --------             --------          --------          --------          --------
Income from investment operations:
   Net investment income ................      0.0092               0.0100            0.0114            0.0209            0.0511
   Net gains on securities ..............          --                   --            0.0005                --                --
                                             --------             --------          --------          --------          --------
     Total net income from investment
       operations .......................      0.0092               0.0100            0.0119            0.0209            0.0511
                                             --------             --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................     (0.0092)             (0.0100)          (0.0114)          (0.0209)          (0.0511)
   Distributions (from capital gains) ...          --                   --           (0.0005)               --                --
                                             --------             --------          --------          --------          --------
     Total distributions ................     (0.0092)             (0.0100)          (0.0119)          (0.0209)          (0.0511)
                                             --------             --------          --------          --------          --------
Net asset value, end of year ............    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             ========             ========          ========          ========          ========
     Total Return .......................        0.92%                1.00%             1.21%             2.11%             5.23%

Ratios/Supplemental Data
   Net assets, end of year (000) ........    $105,110             $141,372          $198,373          $244,212          $201,632
   Ratios of expenses to average
     net assets(a) ......................         .20%                 .20%              .30%              .49%              .49%
   Ratios of net investment income to
     average net assets .................        1.85%                 .98%             1.14%             2.10%             5.23%

(a) Without the waiver of advisory fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Money Market Portfolio would have been 0.63% for the six months ended February 28, 2005 and .59%, .57%, .64% and
    .61% for the years ended August 31, 2004, 2003, 2002 and 2001, respectively.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.323 billion shares are currently classified into one hundred and one classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

            PORTFOLIO                              ANNUAL RATE
     --------------------------    ---------------------------------------------
     Money Market Portfolio        .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2005, advisory fees and waivers for the investment portfolio were as follows:

                                         GROSS                      NET
                                       ADVISORY                  ADVISORY
                                          FEE       WAIVER          FEE       REIMBURSEMENT
                                       -------     ----------    --------     -------------
     Money Market Portfolio            $439,152    $(254,925)    $184,227        $91,285

     As of February 28, 2005, the Portfolio owed BIMC $13,157 in advisory fees.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated among all funds in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the period six months ended February 28, 2005 was $15,849.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The investment adviser/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 2005, the expense caps were as follows:

     PORTFOLIO                          CLASS OF SHARES              EXPENSE CAP
     ----------                         ---------------              -----------
     Money Market Portfolio             Bedford                         0.97%
                                        Sansom Street                   0.20%

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class. The Sansom Street Class did not make any payments for the period.

     For the six months ended February 28, 2005, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
             Money Market Portfolio
                 Bedford Class                                        $279,649
                 Sansom Street Class                                        --
                                                                      --------
                     Total Money Market Portfolio                     $279,649
                                                                      ========

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2005, transfer agency fees for each class of shares within the investment portfolio were as follows:
                                                                 TRANSFER AGENCY
                                                                       FEE
                                                                 ---------------
             Money Market Portfolio
                 Bedford Class                                       $   970
                 Sansom Street Class                                  11,600
                                                                     -------
                     Total Money Market Portfolio                    $12,570
                                                                     =======

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

           PORTFOLIO                              ANNUAL RATE
     ------------------------   ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 2005, service organization fees were $1,984 for the Money Market Portfolio.

     As of February 28, 2005, the Portfolio owed PFPC and its affiliates $67,585 for their services.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                  FOR THE              FOR THE
                                                             SIX MONTHS ENDED        YEAR ENDED
                                                             FEBRUARY 28, 2005     AUGUST 31, 2004
                                                             -----------------     ---------------
                                                                (UNAUDITED)
                                                                   VALUE                 VALUE
                                                              ---------------      ---------------
Shares sold:
    Bedford Class                                             $   210,294,521      $   386,514,072
    Sansom Street Class                                           969,943,016        1,920,438,260
                                                              ---------------      ---------------
       Total Shares Sold                                        1,180,237,537        2,306,952,332
Shares issued on reinvestment of dividends:
    Bedford Class                                                     457,040              198,103
    Sansom Street Class                                                48,458               77,190
                                                              ---------------      ---------------
       Total Shares Reinvested                                        505,498              275,293
Shares repurchased:
    Bedford Class                                                (190,825,399)        (395,118,572)
    Sansom Street Class                                        (1,006,252,934)      (1,977,508,749)
                                                              ---------------      ---------------
       Total Shares Repurchased                                (1,197,078,333)      (2,372,627,321)


Refund of deposit of capital for intent of share purchase:*                --                 (800)
                                                              ---------------      ---------------
Net decrease                                                  $   (16,335,298)     $   (65,400,496)
                                                              ===============      ===============
Bedford Shares authorized                                       1,500,000,000        1,500,000,000
                                                              ===============      ===============
Sansom Street Shares authorized                                 1,500,000,000        1,500,000,000
                                                              ===============      ===============

     * This class of shares was never operational and is now closed.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 4. NET ASSETS

     At February 28, 2005, net assets consisted of the following:

                                                               MONEY MARKET
                                                                PORTFOLIO
                                                               ------------
Paid-in capital                                                $197,039,308
Accumulated net realized loss on investments                         (3,006)
                                                               ------------
   Total net assets                                            $197,036,302
                                                               ============

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


1. CHANGE OF REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP ("PwC") withdrew as the registered public accounting firm of the Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent registered public accounting firm to audit RBB's financial statements with respect to the Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its funds nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

     The above information is required to be included in our shareholder reports for two years following a change of independent registered public accounting firm.

2. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the numbers shown below and on the Securities and Exchange Commission's website at http://www.sec.gov.

     Bedford               (800) 533-7719
     Sansom Street         (888) 261-4073

3. QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 for Bedford and (888) 261-4073 for Sansom Street.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                 TERM OF OFFICE                                         PORTFOLIOS IN      OTHER
     NAME, ADDRESS,            POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX   DIRECTORSHIPS
    AND DATE OF BIRTH              WITH FUND     TIME SERVED 1                  5 YEARS                  OVERSEEN BY     HELD BY
                                                                                                          DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky                 Director      1988 to present  Since 1969, Director and Vice                13         Director,
Comcast Corporation                                              Chairman, Comcast Corporation (cable                     Comcast
1500 Market Street, 35th Fl.                                     television and communications);                       Corporation.
Philadelphia, PA 19102                                           Director, NDS Group PLC (provider of
DOB: 7/16/33                                                     systems and applications for digital
                                                                 pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay                  Director      1988 to present  Since 2000, Vice President, Fox Chase        13           None
Fox Chase Cancer Center                                          Cancer Center (biomedical research and
333 Cottman Avenue                                               medical care); prior to 2000,
Philadelphia, PA 19111                                           Executive Vice President, Fox Chase
DOB: 12/06/35                                                    Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman                Director      1991 to present  Since December 2000, Director, Gabelli       13           None
106 Pierrepont Street                                            Partners, L.P. (an investment
Brooklyn, NY 11201                                               partnership); Chief Operating Officer
DOB: 5/21/48                                                     and member of the Board of Directors
                                                                 of Outercurve Technologies (wireless
                                                                 enabling services) until April 2001;
                                                                 Chief Operating Officer and member of
                                                                 the Executive Operating Committee of
                                                                 Warburg Pincus Asset Management, Inc.;
                                                                 Executive Officer and Director of
                                                                 Credit Suisse Asset Management
                                                                 Securities, Inc. (formerly Counsellors
                                                                 Securities, Inc.) and Director/Trustee
                                                                 of various investment companies
                                                                 advised by Warburg Pincus Asset
                                                                 Management, Inc. until September 15,
                                                                 1999; Prior to 1997, Managing Director
                                                                 of Warburg Pincus Asset Management,
                                                                 Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg               Director      1991 to present  Since 1974, Chairman, Director and           13     Director, Moyco
Moyco Technologies, Inc.                                         President, Moyco Technologies, Inc.                  Technologies,
200 Commerce Drive                                               (manufacturer of precision coated and                    Inc.
Montgomeryville, PA 18936                                        industrial abrasives); Since 1999,
DOB: 3/24/34                                                     Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                 TERM OF OFFICE                                         PORTFOLIOS IN      OTHER
     NAME, ADDRESS,            POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX   DIRECTORSHIPS
    AND DATE OF BIRTH              WITH FUND      TIME SERVED                   5 YEARS                  OVERSEEN BY     HELD BY
                                                                                                          DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky                  Director      1991 to present  Since July 2002, Senior Vice President       13           None
Oppenheimer & Company, Inc.                                      and prior thereto, Executive Vice
200 Park Avenue                                                  President of Oppenheimer & Company,
New York, NY 10166                                               Inc. (formerly Fahnestock & Co., Inc.,
DOB:4/16/38                                                      a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall                Director      2002 to present  Director of PFPC Inc. from January           13           None
400 Bellevue Parkway                                             1987 to April 2002; Chairman and Chief
Wilmington, DE 19809                                             Executive Officer of PFPC Inc. until
DOB: 9/25/38                                                     April 2002; Executive Vice President
                                                                 of PNC Bank, National Association from
                                                                 October 1981 to April 2002; Director
                                                                 of PFPC International Ltd. (financial
                                                                 services) from August 1993 to April
                                                                 2002; Director of PFPC International
                                                                 (Cayman) Ltd. (financial services)
                                                                 from September 1996 to April 2002;
                                                                 Governor of the Investment Company
                                                                 Institute (investment company industry
                                                                 trade organization) from July 1996 to
                                                                 January 2002; Director of PNC Asset
                                                                 Management, Inc. (investment advisory)
                                                                 from September 1994 to March 1998;
                                                                 Director of PNC National Bank from
                                                                 October 1995 to November 1997;
                                                                 Director of Haydon Bolts, Inc. (bolt
                                                                 manufacturer) and Parkway Real Estate
                                                                 Company (subsidiary of Haydon Bolts,
                                                                 Inc.) since 1984.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                 TERM OF OFFICE                                         PORTFOLIOS IN      OTHER
     NAME, ADDRESS,            POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX   DIRECTORSHIPS
    AND DATE OF BIRTH              WITH FUND      TIME SERVED                   5 YEARS                  OVERSEEN BY     HELD BY
                                                                                                          DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach                 President and   1991 to present  Certified Public Accountant; Vice            N/A          N/A
400 Bellevue Parkway              Treasurer            and       Chairman of the Board, Fox Chase
4th Floor                                       1988 to present  Cancer Center; Trustee Emeritus,
Wilmington, DE 19809                                             Pennsylvania School for the Deaf;
DOB: 6/29/24                                                     Trustee Emeritus, Immaculata
                                                                 University; President or Vice
                                                                 President and Treasurer of various
                                                                 investment companies advised by
                                                                 subsidiaries of PNC Bank Corp. from
                                                                 1981 to 1997; Managing General
                                                                 Partner, President since 2002,
                                                                 Treasurer since 1981 and Chief
                                                                 Compliance Officer since September
                                                                 2004 of Chestnut Street Exchange Fund;
                                                                 and Director of the Bradford Funds,
                                                                 Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Payne                      Secretary      Since 2005     Since 2003, Vice President and               N/A          N/A
301 Bellevue Parkway                                             Associate Counsel, PFPC Inc.
2nd Floor                                                        (financial services company);
Wilmington, DE 19809                                             Associate, Stradley, Ronon, Stevens &
DOB: 5/19/74                                                     Young, LLC (law firm) from 2001 to
                                                                 2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA         Chief        Since 2004     Senior Legal Counsel, PFPC Inc. from         N/A          N/A
Vigilant Compliance               Compliance                     2002 to 2004; Chief Legal Counsel,
186 Dundee Drive, Suite 700        Officer                       Corviant Corporation (Investment
Williamstown, NJ 08094                                           Adviser, Broker/Dealer and Service
DOB: 12/25/62                                                    Provider to Investment Advisers and
                                                                 Separate Accountant Providers) from
                                                                 2001 to 2002; Partner, Pepper Hamilton
                                                                 LLP (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors  until the next annual  meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs.  Carnall and Sablowsky  are  considered  "interested  persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio,  BlackRock  Institutional  Management  Corporation,  and the Company's  principal underwriter,  PFPC  Distributors,  Inc., are indirect  subsidiaries  of the PNC Financial  Services Group,  Inc. Mr.  Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996





This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

                                                               SHAREBUILDER
                                                             BEDFORD SHARES
                                          OF THE RBB MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                  Managed by BlackRock Institutional Management Corporation









                                                          [GRAPHIC OMITTED]
                                                            SHAREBUILDER(R)




                                                         SEMI-ANNUAL REPORT

                                                          February 28, 2005

                                                       www.sharebuilder.com

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               MONEY MARKET PORTFOLIO -- BEDFORD CLASS
                                                    ----------------------------------------------------------
                                                        BEGINNING              ENDING            EXPENSES PAID
                                                      ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2004     FEBRUARY 28, 2005         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,005.40              $4.81
         Hypothetical (5% return before expenses)         1,000.00             1,019.94               4.86

                                                           MONEY MARKET PORTFOLIO -- SANSOM STREET CLASS
                                                    ----------------------------------------------------------
                                                        BEGINNING              ENDING            EXPENSES PAID
                                                      ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2004     FEBRUARY 28, 2005         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,009.20              $0.99
         Hypothetical (5% return before expenses)         1,000.00             1,023.80               1.00

* Expenses are equal to the Fund's  annualized  expense  ratio of 0.97% for the Bedford Class shares and 0.20%
  for the Sansom Street Class shares,  which includes  waived fees or reimbursed  expenses,  multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.  The Fund's ending  account value on the first line in each table is based on the actual total  return for each class of 0.54% for the Bedford  Class shares and
  0.92% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                     % OF NET
          TYPE                                        ASSETS            VALUE
        --------                                     --------       ------------

Short Term Investments:
   Commercial Paper .............................      38.0%        $ 74,788,231
   Certificates of Deposit ......................      22.3%          43,998,391
   Repurchase Agreements ........................      16.5%          32,500,000
   Agency Obligations ...........................      10.4%          20,482,518
   Variable Rate Obligations ....................       8.4%          16,579,021
   Master Notes .................................       4.3%           8,400,000
Other Assets In
Excess of Liabilities ...........................       0.1%             288,141
                                                     ------         ------------
NET ASSETS -- 100.0%                                  100.0%        $197,036,302
                                                     ======         ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
CERTIFICATES OF DEPOSIT--22.3%
DOMESTIC CERTIFICATES OF DEPOSIT--4.6%
Washington Mutual Bank
   2.550%, 03/22/05 .................................    $ 9,000    $  9,000,000
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--17.7%
BNP Paribas
   2.615%, 05/09/05 .................................      8,000       7,998,476
Credit Suisse First Boston NY
   2.550%, 03/04/05 .................................      9,000       9,000,000
Eurohypo AG New York
   2.550%, 03/16/05 .................................      9,000       9,000,000
ForeningsSparbanken AB (Swedbank)
   1.440%, 03/01/05 .................................      6,000       6,000,000
Societe Generale
   1.440%, 05/09/05 .................................      3,000       2,999,915
                                                                    ------------
                                                                      34,998,391
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $43,998,391) ...........................                 43,998,391
                                                                    ------------
COMMERCIAL PAPER--38.0%
ASSET BACKED SECURITIES--21.3%
Amstel Funding Corp.
   2.430%, 03/17/05 .................................      1,258       1,256,641
Brahms Funding Corp.
   2.700%, 03/01/05 .................................      5,735       5,735,000
Dakota Notes
   2.700%, 05/05/05 .................................      9,500       9,453,688
Emerald Certificates
   2.700%, 04/26/05 .................................     10,000       9,958,000
Motown Notes
   2.570%, 03/14/05 .................................     10,000       9,990,719
Ranger Funding Co. LLC
   2.450%, 03/21/05 .................................      5,559       5,551,434
                                                                    ------------
                                                                      41,945,482
                                                                    ------------
CANNED, FROZEN, PRESERVED FRUIT--2.5%
Sara Lee Corp.
   2.570%, 03/16/05 .................................      5,000       4,994,646
                                                                    ------------
FINANCIAL SERVICES--4.6%
Tango Finance Corp.
   2.740%, 04/28/05 .................................      8,998       8,958,278
                                                                    ------------


                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
COMMERCIAL PAPER--(CONTINUED)
PERSONAL CREDIT INSTITUTIONS--4.6%
Countrywide Home Loans, Inc.
   2.550%, 03/02/05 .................................    $ 9,000    $  8,999,362
                                                                    ------------
TELEPHONE COMMUNICATIONS--5.0%
SBC Communications, Inc.
   2.590%, 03/17/05 .................................      3,920       3,915,488
   2.730%, 04/25/05 .................................      6,000       5,974,975
                                                                    ------------
                                                                       9,890,463
                                                                    ------------
     TOTAL COMMERCIAL PAPER
       (Cost $74,788,231) ...........................                 74,788,231
                                                                    ------------
VARIABLE RATE OBLIGATIONS--8.4%
ASSET BACKED SECURITIES--0.8%
Racers Trust 2004-6-MM++
   2.599%, 03/22/05 .................................      1,000       1,000,000
SMM Trust 2004-G++
   2.419%, 03/03/05 .................................        579         579,021
                                                                    ------------
                                                                       1,579,021
                                                                    ------------
BANKS--5.1%
HBOS Treasury Services P.L.C.++
   2.550%, 03/24/05 .................................      8,000       8,000,000
Westpac Banking Corp.++
   2.450%, 03/11/05 .................................      2,000       2,000,000
                                                                    ------------
                                                                      10,000,000
                                                                    ------------
LIFE INSURANCE--2.5%
MetLife Global Funding++
   2.710%, 03/29/05 .................................      5,000       5,000,000
                                                                    ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $16,579,021) ...........................                 16,579,021
                                                                    ------------
AGENCY OBLIGATIONS--10.4%
Federal Home Loan Bank
   2.345%, 03/14/05 .................................      8,000       7,997,429
   1.425%, 04/04/05 .................................      2,500       2,500,000
Federal National Mortgage Association
   2.440%, 03/23/05 .................................     10,000       9,985,089
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,482,518) ...........................                 20,482,518
                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
MASTER NOTES--4.3%
Merrill Lynch Mortgage Capital, Inc.
   2.725%, 03/01/05 .................................    $ 2,400    $  2,400,000
Morgan Stanley Mortgage Capital, Inc.
   2.799%, 03/01/05 .................................      6,000       6,000,000
                                                                    ------------
     TOTAL MASTER NOTES
       (Cost $8,400,000) ............................                  8,400,000
                                                                    ------------
REPURCHASE AGREEMENTS--16.5%
Morgan Stanley & Co
   (Tri-Party Agreement dated
   02/28/05 to be repurchased at
   $29,002,119 collateralized by
   $47,841,828 Federal National
   Mortgage Association Bonds
   and U.S. Treasury Bonds at a
   rate of 5.50% to 8.125%, due
   08/15/19 to 02/01/35.
   Market Value of collateral is
   $56,055,651.)
   2.630%, 03/01/05 .................................     29,000      29,000,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/28/05 to be repurchased at
   $3,500,251 collateralized by
   $5,774,014 Federal National
   Mortgage Association Bonds
   and U.S. Treasury Bonds at a
   rate of 5.50% to 8.125%, due
   08/15/19 to 02/01/35.
   Market Value of collateral is
   6,765,337.)
   2.580%, 03/01/05 .................................      3,500       3,500,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $32,500,000) ...........................                 32,500,000
                                                                    ------------


                                                                       VALUE
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $196,748,161) ..............................               $196,748,161
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .............................                    288,141
                                                                    ------------
NET ASSETS (Applicable to
   91,928,022 Bedford shares
   and 105,111,286 Sansom
   Street shares)--100.0% ...........................               $197,036,302
                                                                    ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($197,036,302 / 197,039,308) .....................                      $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Bedford Share
   ($91,926,344 / 91,928,022) .......................                      $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Sansom Street Share
   ($105,109,958 / 105,111,286) .....................                      $1.00
                                                                           =====

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2005 and the maturity date shown is the next interest rate readjustment date or the maturity date.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
                                   (UNAUDITED)

Investment Income
   Interest ..................................................       $2,008,996
                                                                     ----------
Expenses
   Investment advisory fees ..................................          439,152
   Distribution and service fees .............................          279,649
   Printing fees .............................................           33,130
   Custodian fees ............................................           27,215
   Directors' and Officer's fees .............................           18,757
   Legal fees ................................................           17,812
   Regulatory administration fees ............................           15,849
   Transfer agent fees .......................................           12,570
   Audit fees ................................................           11,070
   Registration fees .........................................            7,200
   Insurance fees ............................................            6,506
   Service organization fees .................................            1,984
   Miscellaneous .............................................            1,880
                                                                     ----------
        Total Expenses .......................................          872,774

   Less fees waived ..........................................         (254,925)
   Less expense reimbursement by advisor .....................          (91,285)
                                                                     ----------
        Net total expenses ...................................          526,564
                                                                     ----------
Net investment income ........................................        1,482,432
                                                                     ----------
Realized loss on investments .................................             (987)
                                                                     ----------
Net increase in net assets resulting from operations .........       $1,481,445
                                                                     ==========


                 See Accompanying Notes to Financial Statements.

                                           THE RBB FUND, INC.
                                         MONEY MARKET PORTFOLIO
                                   STATEMENT OF CHANGES IN NET ASSETS


                                                                         FOR THE             FOR THE
                                                                    SIX MONTHS ENDED       YEAR ENDED
                                                                    FEBRUARY 28, 2005    AUGUST 31, 2004
                                                                    -----------------    ---------------
                                                                       (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income .........................................     $  1,482,432         $  1,865,672
  Net loss on investments .......................................             (987)              (2,019)
                                                                      ------------         ------------
  Net increase in net assets resulting from operations ..........        1,481,445            1,863,653
                                                                      ------------         ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ..............................................         (474,474)            (202,921)
    Sansom Street shares ........................................       (1,007,958)          (1,662,751)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares ..............................................               --               (1,077)
    Sansom Street shares ........................................               --               (2,545)
                                                                      ------------         ------------

      Total distributions to shareholders .......................       (1,482,432)          (1,869,294)
                                                                      ------------         ------------
Net capital share transactions (See Note 3) .....................      (16,335,298)         (65,400,496)
                                                                      ------------         ------------
Total decrease in net assets ....................................      (16,336,285)         (65,406,137)
Net Assets:
  Beginning of period ...........................................      213,372,587          278,778,724
                                                                      ------------         ------------
  End of period .................................................     $197,036,302         $213,372,587
                                                                      ============         ============

                 See Accompanying Notes to Financial Statements.

                                                         THE RBB FUND, INC.
                                                       MONEY MARKET PORTFOLIO
                                                        FINANCIAL HIGHLIGHTS
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               THE BEDFORD CLASS
                                          -----------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             SIX MONTHS            YEAR              YEAR              YEAR              YEAR
                                                ENDED              ENDED             ENDED             ENDED             ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                          -----------------   ---------------   ---------------   ---------------   ---------------
                                            (UNAUDITED)
Net asset value, beginning of year ......    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             --------             --------          --------          --------          --------
Income from investment operations:
   Net investment income ................      0.0054               0.0025            0.0046            0.0157            0.0460
   Net gains on securities ..............          --                   --            0.0005                --                --
                                             --------             --------          --------          --------          --------
     Total from investment
       operations .......................      0.0054               0.0025            0.0051            0.0157            0.0460
                                             --------             --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................     (0.0054)             (0.0025)          (0.0046)          (0.0157)          (0.0460)
   Distributions (from capital gains) ...          --                   --           (0.0005)               --                --
                                             --------             --------          --------          --------          --------
     Total distributions ................     (0.0054)             (0.0025)          (0.0051)          (0.0157)          (0.0460)
                                             --------             --------          --------          --------          --------
Net asset value, end of year ............    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             ========             ========          ========          ========          ========
Total Return ............................        0.54%                0.25%             0.53%             1.59%             4.70%

Ratios /Supplemental Data
   Net assets, end of year (000) ........    $ 91,926             $ 72,001          $ 80,406          $ 52,878          $676,964
   Ratios of expenses to average
     net assets(a) ......................         .97%                 .94%              .98%             1.00%             1.00%
   Ratios of net investment income
     to average net assets ..............        1.10%                 .24%              .46%             1.75%             4.46%

(a) Without the waiver of advisory,  administration  and transfer  agent fees and without the  reimbursement  of certain  operating expenses,  the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the six months ended  February  28,  2005 and  1.34%,  1.30%,  1.25% and 1.19% for the years  ended  August  31,  2004,  2003,  2002 and 2001, respectively.

                 See Accompanying Notes to Financial Statements.

                                                         THE RBB FUND, INC.
                                                       MONEY MARKET PORTFOLIO
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE SANSOM STREET CLASS
                                          -----------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             SIX MONTHS            YEAR              YEAR              YEAR              YEAR
                                                ENDED              ENDED             ENDED             ENDED             ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                          -----------------   ---------------   ---------------   ---------------   ---------------
                                            (UNAUDITED)
Net asset value, beginning of year ......    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             --------             --------          --------          --------          --------
Income from investment operations:
   Net investment income ................      0.0092               0.0100            0.0114            0.0209            0.0511
   Net gains on securities ..............          --                   --            0.0005                --                --
                                             --------             --------          --------          --------          --------
     Total net income from investment
       operations .......................      0.0092               0.0100            0.0119            0.0209            0.0511
                                             --------             --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................     (0.0092)             (0.0100)          (0.0114)          (0.0209)          (0.0511)
   Distributions (from capital gains) ...          --                   --           (0.0005)               --                --
                                             --------             --------          --------          --------          --------
     Total distributions ................     (0.0092)             (0.0100)          (0.0119)          (0.0209)          (0.0511)
                                             --------             --------          --------          --------          --------
Net asset value, end of year ............    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             ========             ========          ========          ========          ========
     Total Return .......................        0.92%                1.00%             1.21%             2.11%             5.23%

Ratios/Supplemental Data
   Net assets, end of year (000) ........    $105,110             $141,372          $198,373          $244,212          $201,632
   Ratios of expenses to average
     net assets(a) ......................         .20%                 .20%              .30%              .49%              .49%
   Ratios of net investment income to
     average net assets .................        1.85%                 .98%             1.14%             2.10%             5.23%

(a) Without the waiver of advisory fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Money Market Portfolio would have been 0.63% for the six months ended February 28, 2005 and .59%, .57%, .64% and
    .61% for the years ended August 31, 2004, 2003, 2002 and 2001, respectively.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.323 billion shares are currently classified into one hundred and one classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

            PORTFOLIO                              ANNUAL RATE
     --------------------------    ---------------------------------------------
     Money Market Portfolio        .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2005, advisory fees and waivers for the investment portfolio were as follows:

                                         GROSS                      NET
                                       ADVISORY                  ADVISORY
                                          FEE       WAIVER          FEE       REIMBURSEMENT
                                       -------     ----------    --------     -------------
     Money Market Portfolio            $439,152    $(254,925)    $184,227        $91,285

     As of February 28, 2005, the Portfolio owed BIMC $13,157 in advisory fees.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated among all funds in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the period six months ended February 28, 2005 was $15,849.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The investment adviser/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 2005, the expense caps were as follows:

     PORTFOLIO                          CLASS OF SHARES              EXPENSE CAP
     ----------                         ---------------              -----------
     Money Market Portfolio             Bedford                         0.97%
                                        Sansom Street                   0.20%

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class. The Sansom Street Class did not make any payments for the period.

     For the six months ended February 28, 2005, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
             Money Market Portfolio
                 Bedford Class                                        $279,649
                 Sansom Street Class                                        --
                                                                      --------
                     Total Money Market Portfolio                     $279,649
                                                                      ========

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2005, transfer agency fees for each class of shares within the investment portfolio were as follows:
                                                                 TRANSFER AGENCY
                                                                       FEE
                                                                 ---------------
             Money Market Portfolio
                 Bedford Class                                       $   970
                 Sansom Street Class                                  11,600
                                                                     -------
                     Total Money Market Portfolio                    $12,570
                                                                     =======

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

           PORTFOLIO                              ANNUAL RATE
     ------------------------   ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 2005, service organization fees were $1,984 for the Money Market Portfolio.

     As of February 28, 2005, the Portfolio owed PFPC and its affiliates $67,585 for their services.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                  FOR THE              FOR THE
                                                             SIX MONTHS ENDED        YEAR ENDED
                                                             FEBRUARY 28, 2005     AUGUST 31, 2004
                                                             -----------------     ---------------
                                                                (UNAUDITED)
                                                                   VALUE                 VALUE
                                                              ---------------      ---------------
Shares sold:
    Bedford Class                                             $   210,294,521      $   386,514,072
    Sansom Street Class                                           969,943,016        1,920,438,260
                                                              ---------------      ---------------
       Total Shares Sold                                        1,180,237,537        2,306,952,332
Shares issued on reinvestment of dividends:
    Bedford Class                                                     457,040              198,103
    Sansom Street Class                                                48,458               77,190
                                                              ---------------      ---------------
       Total Shares Reinvested                                        505,498              275,293
Shares repurchased:
    Bedford Class                                                (190,825,399)        (395,118,572)
    Sansom Street Class                                        (1,006,252,934)      (1,977,508,749)
                                                              ---------------      ---------------
       Total Shares Repurchased                                (1,197,078,333)      (2,372,627,321)


Refund of deposit of capital for intent of share purchase:*                --                 (800)
                                                              ---------------      ---------------
Net decrease                                                  $   (16,335,298)     $   (65,400,496)
                                                              ===============      ===============
Bedford Shares authorized                                       1,500,000,000        1,500,000,000
                                                              ===============      ===============
Sansom Street Shares authorized                                 1,500,000,000        1,500,000,000
                                                              ===============      ===============

     * This class of shares was never operational and is now closed.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 4. NET ASSETS

     At February 28, 2005, net assets consisted of the following:

                                                               MONEY MARKET
                                                                PORTFOLIO
                                                               ------------
Paid-in capital                                                $197,039,308
Accumulated net realized loss on investments                         (3,006)
                                                               ------------
   Total net assets                                            $197,036,302
                                                               ============

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


1. CHANGE OF REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP ("PwC") withdrew as the registered public accounting firm of the Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent registered public accounting firm to audit RBB's financial statements with respect to the Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its funds nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

     The above information is required to be included in our shareholder reports for two years following a change of independent registered public accounting firm.

2. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the numbers shown below and on the Securities and Exchange Commission's website at http://www.sec.gov.

     Bedford               (800) 533-7719
     Sansom Street         (888) 261-4073

3. QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 for Bedford and (888) 261-4073 for Sansom Street.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                 TERM OF OFFICE                                         PORTFOLIOS IN      OTHER
     NAME, ADDRESS,            POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX   DIRECTORSHIPS
    AND DATE OF BIRTH              WITH FUND     TIME SERVED 1                  5 YEARS                  OVERSEEN BY     HELD BY
                                                                                                          DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky                 Director      1988 to present  Since 1969, Director and Vice                13         Director,
Comcast Corporation                                              Chairman, Comcast Corporation (cable                     Comcast
1500 Market Street, 35th Fl.                                     television and communications);                       Corporation.
Philadelphia, PA 19102                                           Director, NDS Group PLC (provider of
DOB: 7/16/33                                                     systems and applications for digital
                                                                 pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay                  Director      1988 to present  Since 2000, Vice President, Fox Chase        13           None
Fox Chase Cancer Center                                          Cancer Center (biomedical research and
333 Cottman Avenue                                               medical care); prior to 2000,
Philadelphia, PA 19111                                           Executive Vice President, Fox Chase
DOB: 12/06/35                                                    Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman                Director      1991 to present  Since December 2000, Director, Gabelli       13           None
106 Pierrepont Street                                            Partners, L.P. (an investment
Brooklyn, NY 11201                                               partnership); Chief Operating Officer
DOB: 5/21/48                                                     and member of the Board of Directors
                                                                 of Outercurve Technologies (wireless
                                                                 enabling services) until April 2001;
                                                                 Chief Operating Officer and member of
                                                                 the Executive Operating Committee of
                                                                 Warburg Pincus Asset Management, Inc.;
                                                                 Executive Officer and Director of
                                                                 Credit Suisse Asset Management
                                                                 Securities, Inc. (formerly Counsellors
                                                                 Securities, Inc.) and Director/Trustee
                                                                 of various investment companies
                                                                 advised by Warburg Pincus Asset
                                                                 Management, Inc. until September 15,
                                                                 1999; Prior to 1997, Managing Director
                                                                 of Warburg Pincus Asset Management,
                                                                 Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg               Director      1991 to present  Since 1974, Chairman, Director and           13     Director, Moyco
Moyco Technologies, Inc.                                         President, Moyco Technologies, Inc.                  Technologies,
200 Commerce Drive                                               (manufacturer of precision coated and                    Inc.
Montgomeryville, PA 18936                                        industrial abrasives); Since 1999,
DOB: 3/24/34                                                     Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                 TERM OF OFFICE                                         PORTFOLIOS IN      OTHER
     NAME, ADDRESS,            POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX   DIRECTORSHIPS
    AND DATE OF BIRTH              WITH FUND      TIME SERVED                   5 YEARS                  OVERSEEN BY     HELD BY
                                                                                                          DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky                  Director      1991 to present  Since July 2002, Senior Vice President       13           None
Oppenheimer & Company, Inc.                                      and prior thereto, Executive Vice
200 Park Avenue                                                  President of Oppenheimer & Company,
New York, NY 10166                                               Inc. (formerly Fahnestock & Co., Inc.,
DOB:4/16/38                                                      a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall                Director      2002 to present  Director of PFPC Inc. from January           13           None
400 Bellevue Parkway                                             1987 to April 2002; Chairman and Chief
Wilmington, DE 19809                                             Executive Officer of PFPC Inc. until
DOB: 9/25/38                                                     April 2002; Executive Vice President
                                                                 of PNC Bank, National Association from
                                                                 October 1981 to April 2002; Director
                                                                 of PFPC International Ltd. (financial
                                                                 services) from August 1993 to April
                                                                 2002; Director of PFPC International
                                                                 (Cayman) Ltd. (financial services)
                                                                 from September 1996 to April 2002;
                                                                 Governor of the Investment Company
                                                                 Institute (investment company industry
                                                                 trade organization) from July 1996 to
                                                                 January 2002; Director of PNC Asset
                                                                 Management, Inc. (investment advisory)
                                                                 from September 1994 to March 1998;
                                                                 Director of PNC National Bank from
                                                                 October 1995 to November 1997;
                                                                 Director of Haydon Bolts, Inc. (bolt
                                                                 manufacturer) and Parkway Real Estate
                                                                 Company (subsidiary of Haydon Bolts,
                                                                 Inc.) since 1984.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                 TERM OF OFFICE                                         PORTFOLIOS IN      OTHER
     NAME, ADDRESS,            POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX   DIRECTORSHIPS
    AND DATE OF BIRTH              WITH FUND      TIME SERVED                   5 YEARS                  OVERSEEN BY     HELD BY
                                                                                                          DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach                 President and   1991 to present  Certified Public Accountant; Vice            N/A          N/A
400 Bellevue Parkway              Treasurer            and       Chairman of the Board, Fox Chase
4th Floor                                       1988 to present  Cancer Center; Trustee Emeritus,
Wilmington, DE 19809                                             Pennsylvania School for the Deaf;
DOB: 6/29/24                                                     Trustee Emeritus, Immaculata
                                                                 University; President or Vice
                                                                 President and Treasurer of various
                                                                 investment companies advised by
                                                                 subsidiaries of PNC Bank Corp. from
                                                                 1981 to 1997; Managing General
                                                                 Partner, President since 2002,
                                                                 Treasurer since 1981 and Chief
                                                                 Compliance Officer since September
                                                                 2004 of Chestnut Street Exchange Fund;
                                                                 and Director of the Bradford Funds,
                                                                 Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Payne                      Secretary      Since 2005     Since 2003, Vice President and               N/A          N/A
301 Bellevue Parkway                                             Associate Counsel, PFPC Inc.
2nd Floor                                                        (financial services company);
Wilmington, DE 19809                                             Associate, Stradley, Ronon, Stevens &
DOB: 5/19/74                                                     Young, LLC (law firm) from 2001 to
                                                                 2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA         Chief        Since 2004     Senior Legal Counsel, PFPC Inc. from         N/A          N/A
Vigilant Compliance               Compliance                     2002 to 2004; Chief Legal Counsel,
186 Dundee Drive, Suite 700        Officer                       Corviant Corporation (Investment
Williamstown, NJ 08094                                           Adviser, Broker/Dealer and Service
DOB: 12/25/62                                                    Provider to Investment Advisers and
                                                                 Separate Accountant Providers) from
                                                                 2001 to 2002; Partner, Pepper Hamilton
                                                                 LLP (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors  until the next annual  meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs.  Carnall and Sablowsky  are  considered  "interested  persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio,  BlackRock  Institutional  Management  Corporation,  and the Company's  principal underwriter,  PFPC  Distributors,  Inc., are indirect  subsidiaries  of the PNC Financial  Services Group,  Inc. Mr.  Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

CUSTOMER CARE
For questions regarding your ShareBuilder account please call 1-866-SHRBLDR (1-866-747-2537) or visit ShareBuilder online at ShareBuilder.com. Please be aware that ShareBuilder Customer Care Agents are NOT able to place a trade for you over the phone, open your account over the phone, or provide any type of financial advice or recommendations.

WRITTEN CORRESPONDENCE
Post Office Address:      ShareBuilder -- Bedford Shares of The RBB Money Market
                          Portfolio
                          c/o ShareBuilder Securities Corporation
                          PO Box 1728
                          Bellevue, WA 98009

Street Address:           ShareBuilder -- Bedford Shares of the RBB Money Market
                          c/o ShareBuilder Securities Corporation
                          1445 -- 120th Avenue Northeast
                          Bellevue, WA 98005


--------------------------------------------------------------------------------





INVESTMENT COMPANY ACT FILE NO. 811-05518

================================================================================


                                   THE SANSOM
                                     STREET
                                      CLASS



                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO












                               Semi-Annual Report
                                February 28, 2005

================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               MONEY MARKET PORTFOLIO -- BEDFORD CLASS
                                                    ----------------------------------------------------------
                                                        BEGINNING              ENDING            EXPENSES PAID
                                                      ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2004     FEBRUARY 28, 2005         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,005.40              $4.81
         Hypothetical (5% return before expenses)         1,000.00             1,019.94               4.86

                                                           MONEY MARKET PORTFOLIO -- SANSOM STREET CLASS
                                                    ----------------------------------------------------------
                                                        BEGINNING              ENDING            EXPENSES PAID
                                                      ACCOUNT VALUE         ACCOUNT VALUE           DURING
                                                    SEPTEMBER 1, 2004     FEBRUARY 28, 2005         PERIOD*
                                                    -----------------     -----------------      -------------
         Actual                                          $1,000.00            $1,009.20              $0.99
         Hypothetical (5% return before expenses)         1,000.00             1,023.80               1.00

* Expenses are equal to the Fund's  annualized  expense  ratio of 0.97% for the Bedford Class shares and 0.20%
  for the Sansom Street Class shares,  which includes  waived fees or reimbursed  expenses,  multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.  The Fund's ending  account value on the first line in each table is based on the actual total  return for each class of 0.54% for the Bedford  Class shares and
  0.92% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

        SECURITY                                     % OF NET
          TYPE                                        ASSETS            VALUE
        --------                                     --------       ------------

Short Term Investments:
   Commercial Paper .............................      38.0%        $ 74,788,231
   Certificates of Deposit ......................      22.3%          43,998,391
   Repurchase Agreements ........................      16.5%          32,500,000
   Agency Obligations ...........................      10.4%          20,482,518
   Variable Rate Obligations ....................       8.4%          16,579,021
   Master Notes .................................       4.3%           8,400,000
Other Assets In
Excess of Liabilities ...........................       0.1%             288,141
                                                     ------         ------------
NET ASSETS -- 100.0%                                  100.0%        $197,036,302
                                                     ======         ============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
CERTIFICATES OF DEPOSIT--22.3%
DOMESTIC CERTIFICATES OF DEPOSIT--4.6%
Washington Mutual Bank
   2.550%, 03/22/05 .................................    $ 9,000    $  9,000,000
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--17.7%
BNP Paribas
   2.615%, 05/09/05 .................................      8,000       7,998,476
Credit Suisse First Boston NY
   2.550%, 03/04/05 .................................      9,000       9,000,000
Eurohypo AG New York
   2.550%, 03/16/05 .................................      9,000       9,000,000
ForeningsSparbanken AB (Swedbank)
   1.440%, 03/01/05 .................................      6,000       6,000,000
Societe Generale
   1.440%, 05/09/05 .................................      3,000       2,999,915
                                                                    ------------
                                                                      34,998,391
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $43,998,391) ...........................                 43,998,391
                                                                    ------------
COMMERCIAL PAPER--38.0%
ASSET BACKED SECURITIES--21.3%
Amstel Funding Corp.
   2.430%, 03/17/05 .................................      1,258       1,256,641
Brahms Funding Corp.
   2.700%, 03/01/05 .................................      5,735       5,735,000
Dakota Notes
   2.700%, 05/05/05 .................................      9,500       9,453,688
Emerald Certificates
   2.700%, 04/26/05 .................................     10,000       9,958,000
Motown Notes
   2.570%, 03/14/05 .................................     10,000       9,990,719
Ranger Funding Co. LLC
   2.450%, 03/21/05 .................................      5,559       5,551,434
                                                                    ------------
                                                                      41,945,482
                                                                    ------------
CANNED, FROZEN, PRESERVED FRUIT--2.5%
Sara Lee Corp.
   2.570%, 03/16/05 .................................      5,000       4,994,646
                                                                    ------------
FINANCIAL SERVICES--4.6%
Tango Finance Corp.
   2.740%, 04/28/05 .................................      8,998       8,958,278
                                                                    ------------


                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
COMMERCIAL PAPER--(CONTINUED)
PERSONAL CREDIT INSTITUTIONS--4.6%
Countrywide Home Loans, Inc.
   2.550%, 03/02/05 .................................    $ 9,000    $  8,999,362
                                                                    ------------
TELEPHONE COMMUNICATIONS--5.0%
SBC Communications, Inc.
   2.590%, 03/17/05 .................................      3,920       3,915,488
   2.730%, 04/25/05 .................................      6,000       5,974,975
                                                                    ------------
                                                                       9,890,463
                                                                    ------------
     TOTAL COMMERCIAL PAPER
       (Cost $74,788,231) ...........................                 74,788,231
                                                                    ------------
VARIABLE RATE OBLIGATIONS--8.4%
ASSET BACKED SECURITIES--0.8%
Racers Trust 2004-6-MM++
   2.599%, 03/22/05 .................................      1,000       1,000,000
SMM Trust 2004-G++
   2.419%, 03/03/05 .................................        579         579,021
                                                                    ------------
                                                                       1,579,021
                                                                    ------------
BANKS--5.1%
HBOS Treasury Services P.L.C.++
   2.550%, 03/24/05 .................................      8,000       8,000,000
Westpac Banking Corp.++
   2.450%, 03/11/05 .................................      2,000       2,000,000
                                                                    ------------
                                                                      10,000,000
                                                                    ------------
LIFE INSURANCE--2.5%
MetLife Global Funding++
   2.710%, 03/29/05 .................................      5,000       5,000,000
                                                                    ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $16,579,021) ...........................                 16,579,021
                                                                    ------------
AGENCY OBLIGATIONS--10.4%
Federal Home Loan Bank
   2.345%, 03/14/05 .................................      8,000       7,997,429
   1.425%, 04/04/05 .................................      2,500       2,500,000
Federal National Mortgage Association
   2.440%, 03/23/05 .................................     10,000       9,985,089
                                                                    ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,482,518) ...........................                 20,482,518
                                                                    ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

                                                           PAR
                                                          (000)        VALUE
                                                         -------    ------------
MASTER NOTES--4.3%
Merrill Lynch Mortgage Capital, Inc.
   2.725%, 03/01/05 .................................    $ 2,400    $  2,400,000
Morgan Stanley Mortgage Capital, Inc.
   2.799%, 03/01/05 .................................      6,000       6,000,000
                                                                    ------------
     TOTAL MASTER NOTES
       (Cost $8,400,000) ............................                  8,400,000
                                                                    ------------
REPURCHASE AGREEMENTS--16.5%
Morgan Stanley & Co
   (Tri-Party Agreement dated
   02/28/05 to be repurchased at
   $29,002,119 collateralized by
   $47,841,828 Federal National
   Mortgage Association Bonds
   and U.S. Treasury Bonds at a
   rate of 5.50% to 8.125%, due
   08/15/19 to 02/01/35.
   Market Value of collateral is
   $56,055,651.)
   2.630%, 03/01/05 .................................     29,000      29,000,000
Morgan Stanley & Co.
   (Tri-Party Agreement dated
   02/28/05 to be repurchased at
   $3,500,251 collateralized by
   $5,774,014 Federal National
   Mortgage Association Bonds
   and U.S. Treasury Bonds at a
   rate of 5.50% to 8.125%, due
   08/15/19 to 02/01/35.
   Market Value of collateral is
   6,765,337.)
   2.580%, 03/01/05 .................................      3,500       3,500,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $32,500,000) ...........................                 32,500,000
                                                                    ------------


                                                                       VALUE
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.9%
   (Cost $196,748,161) ..............................               $196,748,161
                                                                    ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.1% .............................                    288,141
                                                                    ------------
NET ASSETS (Applicable to
   91,928,022 Bedford shares
   and 105,111,286 Sansom
   Street shares)--100.0% ...........................               $197,036,302
                                                                    ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($197,036,302 / 197,039,308) .....................                      $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Bedford Share
   ($91,926,344 / 91,928,022) .......................                      $1.00
                                                                           =====
NET ASSET VALUE, Offering and
   Redemption Price Per
   Sansom Street Share
   ($105,109,958 / 105,111,286) .....................                      $1.00
                                                                           =====

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2005 and the maturity date shown is the next interest rate readjustment date or the maturity date.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
                                   (UNAUDITED)

Investment Income
   Interest ..................................................       $2,008,996
                                                                     ----------
Expenses
   Investment advisory fees ..................................          439,152
   Distribution and service fees .............................          279,649
   Printing fees .............................................           33,130
   Custodian fees ............................................           27,215
   Directors' and Officer's fees .............................           18,757
   Legal fees ................................................           17,812
   Regulatory administration fees ............................           15,849
   Transfer agent fees .......................................           12,570
   Audit fees ................................................           11,070
   Registration fees .........................................            7,200
   Insurance fees ............................................            6,506
   Service organization fees .................................            1,984
   Miscellaneous .............................................            1,880
                                                                     ----------
        Total Expenses .......................................          872,774

   Less fees waived ..........................................         (254,925)
   Less expense reimbursement by advisor .....................          (91,285)
                                                                     ----------
        Net total expenses ...................................          526,564
                                                                     ----------
Net investment income ........................................        1,482,432
                                                                     ----------
Realized loss on investments .................................             (987)
                                                                     ----------
Net increase in net assets resulting from operations .........       $1,481,445
                                                                     ==========


                 See Accompanying Notes to Financial Statements.

                                           THE RBB FUND, INC.
                                         MONEY MARKET PORTFOLIO
                                   STATEMENT OF CHANGES IN NET ASSETS


                                                                         FOR THE             FOR THE
                                                                    SIX MONTHS ENDED       YEAR ENDED
                                                                    FEBRUARY 28, 2005    AUGUST 31, 2004
                                                                    -----------------    ---------------
                                                                       (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income .........................................     $  1,482,432         $  1,865,672
  Net loss on investments .......................................             (987)              (2,019)
                                                                      ------------         ------------
  Net increase in net assets resulting from operations ..........        1,481,445            1,863,653
                                                                      ------------         ------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ..............................................         (474,474)            (202,921)
    Sansom Street shares ........................................       (1,007,958)          (1,662,751)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares ..............................................               --               (1,077)
    Sansom Street shares ........................................               --               (2,545)
                                                                      ------------         ------------

      Total distributions to shareholders .......................       (1,482,432)          (1,869,294)
                                                                      ------------         ------------
Net capital share transactions (See Note 3) .....................      (16,335,298)         (65,400,496)
                                                                      ------------         ------------
Total decrease in net assets ....................................      (16,336,285)         (65,406,137)
Net Assets:
  Beginning of period ...........................................      213,372,587          278,778,724
                                                                      ------------         ------------
  End of period .................................................     $197,036,302         $213,372,587
                                                                      ============         ============

                 See Accompanying Notes to Financial Statements.

                                                         THE RBB FUND, INC.
                                                       MONEY MARKET PORTFOLIO
                                                        FINANCIAL HIGHLIGHTS
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                               THE BEDFORD CLASS
                                          -----------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             SIX MONTHS            YEAR              YEAR              YEAR              YEAR
                                                ENDED              ENDED             ENDED             ENDED             ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                          -----------------   ---------------   ---------------   ---------------   ---------------
                                            (UNAUDITED)
Net asset value, beginning of year ......    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             --------             --------          --------          --------          --------
Income from investment operations:
   Net investment income ................      0.0054               0.0025            0.0046            0.0157            0.0460
   Net gains on securities ..............          --                   --            0.0005                --                --
                                             --------             --------          --------          --------          --------
     Total from investment
       operations .......................      0.0054               0.0025            0.0051            0.0157            0.0460
                                             --------             --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................     (0.0054)             (0.0025)          (0.0046)          (0.0157)          (0.0460)
   Distributions (from capital gains) ...          --                   --           (0.0005)               --                --
                                             --------             --------          --------          --------          --------
     Total distributions ................     (0.0054)             (0.0025)          (0.0051)          (0.0157)          (0.0460)
                                             --------             --------          --------          --------          --------
Net asset value, end of year ............    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             ========             ========          ========          ========          ========
Total Return ............................        0.54%                0.25%             0.53%             1.59%             4.70%

Ratios /Supplemental Data
   Net assets, end of year (000) ........    $ 91,926             $ 72,001          $ 80,406          $ 52,878          $676,964
   Ratios of expenses to average
     net assets(a) ......................         .97%                 .94%              .98%             1.00%             1.00%
   Ratios of net investment income
     to average net assets ..............        1.10%                 .24%              .46%             1.75%             4.46%

(a) Without the waiver of advisory,  administration  and transfer  agent fees and without the  reimbursement  of certain  operating expenses,  the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.23% for the six months ended  February  28,  2005 and  1.34%,  1.30%,  1.25% and 1.19% for the years  ended  August  31,  2004,  2003,  2002 and 2001, respectively.

                 See Accompanying Notes to Financial Statements.

                                                         THE RBB FUND, INC.
                                                       MONEY MARKET PORTFOLIO
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE SANSOM STREET CLASS
                                          -----------------------------------------------------------------------------------------
                                               FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                             SIX MONTHS            YEAR              YEAR              YEAR              YEAR
                                                ENDED              ENDED             ENDED             ENDED             ENDED
                                          FEBRUARY 28, 2005   AUGUST 31, 2004   AUGUST 31, 2003   AUGUST 31, 2002   AUGUST 31, 2001
                                          -----------------   ---------------   ---------------   ---------------   ---------------
                                            (UNAUDITED)
Net asset value, beginning of year ......    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             --------             --------          --------          --------          --------
Income from investment operations:
   Net investment income ................      0.0092               0.0100            0.0114            0.0209            0.0511
   Net gains on securities ..............          --                   --            0.0005                --                --
                                             --------             --------          --------          --------          --------
     Total net income from investment
       operations .......................      0.0092               0.0100            0.0119            0.0209            0.0511
                                             --------             --------          --------          --------          --------
Less distributions
   Dividends (from net investment
     income) ............................     (0.0092)             (0.0100)          (0.0114)          (0.0209)          (0.0511)
   Distributions (from capital gains) ...          --                   --           (0.0005)               --                --
                                             --------             --------          --------          --------          --------
     Total distributions ................     (0.0092)             (0.0100)          (0.0119)          (0.0209)          (0.0511)
                                             --------             --------          --------          --------          --------
Net asset value, end of year ............    $   1.00             $   1.00          $   1.00          $   1.00          $   1.00
                                             ========             ========          ========          ========          ========
     Total Return .......................        0.92%                1.00%             1.21%             2.11%             5.23%

Ratios/Supplemental Data
   Net assets, end of year (000) ........    $105,110             $141,372          $198,373          $244,212          $201,632
   Ratios of expenses to average
     net assets(a) ......................         .20%                 .20%              .30%              .49%              .49%
   Ratios of net investment income to
     average net assets .................        1.85%                 .98%             1.14%             2.10%             5.23%

(a) Without the waiver of advisory fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Money Market Portfolio would have been 0.63% for the six months ended February 28, 2005 and .59%, .57%, .64% and
    .61% for the years ended August 31, 2004, 2003, 2002 and 2001, respectively.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprises the RBB family of funds.

     RBB has authorized capital of thirty billion shares of common stock of which 26.323 billion shares are currently classified into one hundred and one classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

              A) SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the RBB family of funds (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to distributions and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

            PORTFOLIO                              ANNUAL RATE
     --------------------------    ---------------------------------------------
     Money Market Portfolio        .45% of first $250 million of net assets;
                                   .40% of next $250 million of net assets;
                                   .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2005, advisory fees and waivers for the investment portfolio were as follows:

                                         GROSS                      NET
                                       ADVISORY                  ADVISORY
                                          FEE       WAIVER          FEE       REIMBURSEMENT
                                       -------     ----------    --------     -------------
     Money Market Portfolio            $439,152    $(254,925)    $184,227        $91,285

     As of February 28, 2005, the Portfolio owed BIMC $13,157 in advisory fees.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated among all funds in proportion to their net assets of the RBB funds. The Portfolio's portion of this fee for the period six months ended February 28, 2005 was $15,849.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The investment adviser/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 2005, the expense caps were as follows:

     PORTFOLIO                          CLASS OF SHARES              EXPENSE CAP
     ----------                         ---------------              -----------
     Money Market Portfolio             Bedford                         0.97%
                                        Sansom Street                   0.20%

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class. The Sansom Street Class did not make any payments for the period.

     For the six months ended February 28, 2005, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                    DISTRIBUTION
                                                                         FEE
                                                                    ------------
             Money Market Portfolio
                 Bedford Class                                        $279,649
                 Sansom Street Class                                        --
                                                                      --------
                     Total Money Market Portfolio                     $279,649
                                                                      ========

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2005, transfer agency fees for each class of shares within the investment portfolio were as follows:
                                                                 TRANSFER AGENCY
                                                                       FEE
                                                                 ---------------
             Money Market Portfolio
                 Bedford Class                                       $   970
                 Sansom Street Class                                  11,600
                                                                     -------
                     Total Money Market Portfolio                    $12,570
                                                                     =======

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC Trust Co. provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

           PORTFOLIO                              ANNUAL RATE
     ------------------------   ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     The Fund has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 2005, service organization fees were $1,984 for the Money Market Portfolio.

     As of February 28, 2005, the Portfolio owed PFPC and its affiliates $67,585 for their services.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                  FOR THE              FOR THE
                                                             SIX MONTHS ENDED        YEAR ENDED
                                                             FEBRUARY 28, 2005     AUGUST 31, 2004
                                                             -----------------     ---------------
                                                                (UNAUDITED)
                                                                   VALUE                 VALUE
                                                              ---------------      ---------------
Shares sold:
    Bedford Class                                             $   210,294,521      $   386,514,072
    Sansom Street Class                                           969,943,016        1,920,438,260
                                                              ---------------      ---------------
       Total Shares Sold                                        1,180,237,537        2,306,952,332
Shares issued on reinvestment of dividends:
    Bedford Class                                                     457,040              198,103
    Sansom Street Class                                                48,458               77,190
                                                              ---------------      ---------------
       Total Shares Reinvested                                        505,498              275,293
Shares repurchased:
    Bedford Class                                                (190,825,399)        (395,118,572)
    Sansom Street Class                                        (1,006,252,934)      (1,977,508,749)
                                                              ---------------      ---------------
       Total Shares Repurchased                                (1,197,078,333)      (2,372,627,321)


Refund of deposit of capital for intent of share purchase:*                --                 (800)
                                                              ---------------      ---------------
Net decrease                                                  $   (16,335,298)     $   (65,400,496)
                                                              ===============      ===============
Bedford Shares authorized                                       1,500,000,000        1,500,000,000
                                                              ===============      ===============
Sansom Street Shares authorized                                 1,500,000,000        1,500,000,000
                                                              ===============      ===============

     * This class of shares was never operational and is now closed.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


NOTE 4. NET ASSETS

     At February 28, 2005, net assets consisted of the following:

                                                               MONEY MARKET
                                                                PORTFOLIO
                                                               ------------
Paid-in capital                                                $197,039,308
Accumulated net realized loss on investments                         (3,006)
                                                               ------------
   Total net assets                                            $197,036,302
                                                               ============

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


1. CHANGE OF REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP ("PwC") withdrew as the registered public accounting firm of the Portfolio of RBB on December 11, 2003 due to PwC's business relationship with certain affiliates of BIMC. As a result of PwC's engagement to provide certain contemplated services to BIMC affiliates in the future, PwC will no longer be independent with respect to the Portfolio of RBB. On December 11, 2003, RBB by action of the Board of Directors and upon the recommendation of its Audit Committee engaged Deloitte & Touche LLP to serve as the independent registered public accounting firm to audit RBB's financial statements with respect to the Portfolio for the fiscal year ending August 31, 2004.

     PwC's reports on RBB's financial statements for the fiscal year ended August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During RBB's fiscal year ended August 31, 2003, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Registrant's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During RBB's fiscal year ended August 31, 2003, neither RBB, its funds nor anyone on their behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on RBB's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

     The above information is required to be included in our shareholder reports for two years following a change of independent registered public accounting firm.

2. PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the numbers shown below and on the Securities and Exchange Commission's website at http://www.sec.gov.

     Bedford               (800) 533-7719
     Sansom Street         (888) 261-4073

3. QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (800) 533-7719 for Bedford and (888) 261-4073 for Sansom Street.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                 TERM OF OFFICE                                         PORTFOLIOS IN      OTHER
     NAME, ADDRESS,            POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX   DIRECTORSHIPS
    AND DATE OF BIRTH              WITH FUND     TIME SERVED 1                  5 YEARS                  OVERSEEN BY     HELD BY
                                                                                                          DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky                 Director      1988 to present  Since 1969, Director and Vice                13         Director,
Comcast Corporation                                              Chairman, Comcast Corporation (cable                     Comcast
1500 Market Street, 35th Fl.                                     television and communications);                       Corporation.
Philadelphia, PA 19102                                           Director, NDS Group PLC (provider of
DOB: 7/16/33                                                     systems and applications for digital
                                                                 pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay                  Director      1988 to present  Since 2000, Vice President, Fox Chase        13           None
Fox Chase Cancer Center                                          Cancer Center (biomedical research and
333 Cottman Avenue                                               medical care); prior to 2000,
Philadelphia, PA 19111                                           Executive Vice President, Fox Chase
DOB: 12/06/35                                                    Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman                Director      1991 to present  Since December 2000, Director, Gabelli       13           None
106 Pierrepont Street                                            Partners, L.P. (an investment
Brooklyn, NY 11201                                               partnership); Chief Operating Officer
DOB: 5/21/48                                                     and member of the Board of Directors
                                                                 of Outercurve Technologies (wireless
                                                                 enabling services) until April 2001;
                                                                 Chief Operating Officer and member of
                                                                 the Executive Operating Committee of
                                                                 Warburg Pincus Asset Management, Inc.;
                                                                 Executive Officer and Director of
                                                                 Credit Suisse Asset Management
                                                                 Securities, Inc. (formerly Counsellors
                                                                 Securities, Inc.) and Director/Trustee
                                                                 of various investment companies
                                                                 advised by Warburg Pincus Asset
                                                                 Management, Inc. until September 15,
                                                                 1999; Prior to 1997, Managing Director
                                                                 of Warburg Pincus Asset Management,
                                                                 Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg               Director      1991 to present  Since 1974, Chairman, Director and           13     Director, Moyco
Moyco Technologies, Inc.                                         President, Moyco Technologies, Inc.                  Technologies,
200 Commerce Drive                                               (manufacturer of precision coated and                    Inc.
Montgomeryville, PA 18936                                        industrial abrasives); Since 1999,
DOB: 3/24/34                                                     Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                 TERM OF OFFICE                                         PORTFOLIOS IN      OTHER
     NAME, ADDRESS,            POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX   DIRECTORSHIPS
    AND DATE OF BIRTH              WITH FUND      TIME SERVED                   5 YEARS                  OVERSEEN BY     HELD BY
                                                                                                          DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky                  Director      1991 to present  Since July 2002, Senior Vice President       13           None
Oppenheimer & Company, Inc.                                      and prior thereto, Executive Vice
200 Park Avenue                                                  President of Oppenheimer & Company,
New York, NY 10166                                               Inc. (formerly Fahnestock & Co., Inc.,
DOB:4/16/38                                                      a registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall                Director      2002 to present  Director of PFPC Inc. from January           13           None
400 Bellevue Parkway                                             1987 to April 2002; Chairman and Chief
Wilmington, DE 19809                                             Executive Officer of PFPC Inc. until
DOB: 9/25/38                                                     April 2002; Executive Vice President
                                                                 of PNC Bank, National Association from
                                                                 October 1981 to April 2002; Director
                                                                 of PFPC International Ltd. (financial
                                                                 services) from August 1993 to April
                                                                 2002; Director of PFPC International
                                                                 (Cayman) Ltd. (financial services)
                                                                 from September 1996 to April 2002;
                                                                 Governor of the Investment Company
                                                                 Institute (investment company industry
                                                                 trade organization) from July 1996 to
                                                                 January 2002; Director of PNC Asset
                                                                 Management, Inc. (investment advisory)
                                                                 from September 1994 to March 1998;
                                                                 Director of PNC National Bank from
                                                                 October 1995 to November 1997;
                                                                 Director of Haydon Bolts, Inc. (bolt
                                                                 manufacturer) and Parkway Real Estate
                                                                 Company (subsidiary of Haydon Bolts,
                                                                 Inc.) since 1984.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen  portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF
                                                 TERM OF OFFICE                                         PORTFOLIOS IN      OTHER
     NAME, ADDRESS,            POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX   DIRECTORSHIPS
    AND DATE OF BIRTH              WITH FUND      TIME SERVED                   5 YEARS                  OVERSEEN BY     HELD BY
                                                                                                          DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach                 President and   1991 to present  Certified Public Accountant; Vice            N/A          N/A
400 Bellevue Parkway              Treasurer            and       Chairman of the Board, Fox Chase
4th Floor                                       1988 to present  Cancer Center; Trustee Emeritus,
Wilmington, DE 19809                                             Pennsylvania School for the Deaf;
DOB: 6/29/24                                                     Trustee Emeritus, Immaculata
                                                                 University; President or Vice
                                                                 President and Treasurer of various
                                                                 investment companies advised by
                                                                 subsidiaries of PNC Bank Corp. from
                                                                 1981 to 1997; Managing General
                                                                 Partner, President since 2002,
                                                                 Treasurer since 1981 and Chief
                                                                 Compliance Officer since September
                                                                 2004 of Chestnut Street Exchange Fund;
                                                                 and Director of the Bradford Funds,
                                                                 Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Payne                      Secretary      Since 2005     Since 2003, Vice President and               N/A          N/A
301 Bellevue Parkway                                             Associate Counsel, PFPC Inc.
2nd Floor                                                        (financial services company);
Wilmington, DE 19809                                             Associate, Stradley, Ronon, Stevens &
DOB: 5/19/74                                                     Young, LLC (law firm) from 2001 to
                                                                 2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA         Chief        Since 2004     Senior Legal Counsel, PFPC Inc. from         N/A          N/A
Vigilant Compliance               Compliance                     2002 to 2004; Chief Legal Counsel,
186 Dundee Drive, Suite 700        Officer                       Corviant Corporation (Investment
Williamstown, NJ 08094                                           Adviser, Broker/Dealer and Service
DOB: 12/25/62                                                    Provider to Investment Advisers and
                                                                 Separate Accountant Providers) from
                                                                 2001 to 2002; Partner, Pepper Hamilton
                                                                 LLP (law firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal.  Each officer holds office at the pleasure of the Board of Directors  until the next annual  meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs.  Carnall and Sablowsky  are  considered  "interested  persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio,  BlackRock  Institutional  Management  Corporation,  and the Company's  principal underwriter,  PFPC  Distributors,  Inc., are indirect  subsidiaries  of the PNC Financial  Services Group,  Inc. Mr.  Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996







This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS



                              N/I NUMERIC INVESTORS
                              Emerging Growth Fund

                              N/I NUMERIC INVESTORS
                                   Growth Fund

                              N/I NUMERIC INVESTORS
                                  Mid Cap Fund

                              N/I NUMERIC INVESTORS
                              Small Cap Value Fund







                               Semi-Annual Report
                                February 28, 2005

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                                ADVISER'S REPORT

April 27, 2005

Dear Shareholder:

We are pleased to provide you with the 2005 semi-annual report on the performance of the N/I NUMERIC INVESTORS FAMILY OF FUNDS (each, a "Fund" and collectively, the "Funds") for the period September 1, 2004 through February 28, 2005, the first half of our Funds' current fiscal year.

INVESTMENT DISCUSSION
The table below compares the returns of our four Funds with the returns of their respective benchmarks for several periods all ended on February 28, 2005.

                                                           TOTAL RETURNS
                                                           -------------

                                                                             THREE YEARS          FIVE YEARS           AVERAGE
                                  SIX MONTHS             ONE YEAR               ENDED                ENDED             ANNUAL
                                     ENDED                ENDED           FEBRUARY 28, 2005    FEBRUARY 28, 2005    RETURN SINCE
                                FEBRUARY 28, 2005    FEBRUARY 28, 2005        ANNUALIZED          ANNUALIZED          INCEPTION**
                                -----------------    -----------------    -----------------    -----------------    -------------
EMERGING GROWTH FUND                +18.90%               +6.42%               +17.95%               +6.93%            +16.89%
Russell 2000(R) Growth Index        +17.56%               +5.30%                +8.32%              (7.95)%             +2.37%
DIFFERENCE                           +1.34%               +1.12%                +9.63%              +14.88%            +14.52%

GROWTH FUND                         +18.32%               +7.48%               +13.65%              (1.04)%             +9.66%
Russell 2500(R) Growth Index        +18.16%               +7.24%                +9.21%              (6.87)%             +5.25%
DIFFERENCE                           +0.16%               +0.24%                +4.44%               +5.83%             +4.41%

MID CAP FUND                        +16.60%              +14.15%               +11.50%               +6.67%            +12.64%
Russell MidCap(R) Index*            +17.98%              +14.98%               +12.99%               +6.84%            +11.63%
S&P MidCap 400(R) Index*            +16.31%              +12.14%               +10.94%               +8.85%            +13.73%
DIFFERENCE (RUSSELL
   MIDCAP(R) INDEX)                 (1.38)%              (0.83)%               (1.49)%              (0.17)%             +1.01%

SMALL CAP VALUE FUND                +19.38%              +17.03%               +20.35%              +28.97%            +21.28%
Russell 2000(R) Value Index         +15.38%              +13.64%               +14.99%              +16.01%            +13.41%
DIFFERENCE                           +4.00%               +3.39%                +5.36%              +12.96%             +7.87%

-------------
 * THE BENCHMARK FOR THE MID CAP FUND CHANGED FROM THE S&P MIDCAP 400(R) INDEX TO THE RUSSELL MIDCAP(R) INDEX ON DECEMBER 1, 2004. RESULTS OF INDEX PERFORMANCE ARE SHOWN FOR GENERAL COMPARATIVE PURPOSES.

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE INDICES ARE UNMANAGED INDICES THAT ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

** INCEPTION DATES:  JUNE 3, 1996  FOR ALL FUNDS  EXCEPT  SMALL CAP VALUE FUND,
   WHICH LAUNCHED ON NOVEMBER 30, 1998.

We are delighted to inform you that all four of our Funds not only experienced significant positive absolute returns, but also achieved positive benchmark-relative returns during this six-month period. (Note, the benchmark for the Mid Cap Fund changed from the S&P MidCap 400(R) Index to the Russell MidCap(R) Index on December 1, 2004. Had we used the Russell MidCAP(R) Index for the entire six-month period, the Mid Cap Fund would have trailed the benchmark by 1.17%.) The last six-month period ended February 28, 2005 was a fruitful period for you, our shareholders, as our entire Fund family had returns in excess of 16.5% given the strong equity market returns. Our Small Cap Value Fund had the largest absolute return, driven by the substantial value-added of our process since this segment of the market actually had the lowest absolute returns.

The equity markets spent five of the six months ended February 28, 2005 moving upward, with January 2005 being the only negative month. A variety of factors contributed to this recent appreciation in equity values. To begin with, while most investors have become increasingly comfortable that the economic expansion is fairly broad based and sustainable, there has been growing concern regarding the possible onset of inflation. It appears that these inflation fears were allayed by the Federal Reserve's continued "measured pace policy" and the two
25bps rate increases over the past six-months. In addition, the U.S. presidential election overhang, with all its uncertainty, was lifted. November proved to be the best month over this recent period for equity returns. Furthermore, the market digested another two quarters of good earnings results, which largely met or exceeded analysts' forecasts. Lastly, it is worth mentioning that the price of oil has captured the attention of many investors, with a resulting inverse impact on equity returns. During this recent six-month period the price of oil appreciated over 18%, but only after following a circuitous route with significant volatility. Nonetheless, the U.S. equity markets experienced sizable positive returns over the period.

Inspecting the market's return in greater detail during the six months ended February 28, 2005 reveals that investors demonstrated a preference for smaller to mid-sized companies over their large cap counterparts. In addition, a preference was shown for value stocks over growth stocks in the large capitalization domain, while the reverse was true in the small cap domain. No real growth-value discrimination was found in mid-cap stocks. Using the Russell style indices, small cap growth stocks were found to be the best performing group during the period, with the Russell 2500(R) Growth index up 18.16%.

As you will recall, we construct our portfolios using a bottom-up stock selection process that is based on our proprietary quantitative stock-selection models. These models allow us to formulate a view on the fair price for a stock, considering its growth and stability, and take into account analysts' estimate revisions, and the quality of a company's earnings. In addition, while always seeking to have strong absolute performance, we are primarily focused on the benchmark-relative return of each Fund. For this reason, we seek to mitigate unnecessary risks by managing portfolios so that they are effectively economic-sector neutral with respect to their benchmark. Namely, we seek to maintain sector weights that are only a few percentage points away from their respective benchmark sector weights. Furthermore, we try to avoid large stock-specific risk by broadly diversifying the portfolio across many stocks and by preventing any one holding from exceeding approximately 2% of a Fund's overall weight.

An attribution analysis of each Fund's return over the six months ended February 28, 2005 reveals that our proprietary Estrend model, which utilizes an analysts' earnings revision trend following approach, added significant value across the Fund family. We believe that this model tends to work well in periods of stable economic activity, much like the recent period. Unfortunately, our Quality of Earnings model lost value or was neutral in all but our Emerging Growth Fund, where it was mildly effective. Perhaps the continued presence of economic expansion coupled with reasonable price stability has temporarily moved the investor focus off of earnings quality. While investors may appear to have become less concerned about the quality of a firm's earnings, this, we believe, is purely transitory and should once again become important. Lastly, our Fair Value model was effective across our entire Fund family except for Emerging Growth Fund, where it appears that only information flow mattered over this period. Fortunately, Emerging
Growth Fund is the strategy in which our Fair Value model plays the smallest role.

The  following  table   summarizes  which  economic  sectors  made  the  largest
contribution to the total return for each Fund during the six-month period ended February 28, 2005.

     FUND           LARGEST CONTRIBUTING SECTORS     SECTOR'S RETURN
---------------     ----------------------------     ---------------
Emerging Growth        Consumer Non-Cyclicals             19.2%
                             Financials                   17.5%

Growth                       Industrials                  24.1%
                          Basic Industries                39.3%

Mid Cap                Consumer Non-Cyclicals             20.5%
                             Financials                    7.4%

Small Cap Value        Consumer Non-Cyclicals             26.7%
                             Industrials                  22.7%

All nine economic sectors, in each of the four Funds, had positive absolute returns during the period.

Examining the return at the individual security level for the Emerging Growth Fund, the transportation services provider, Hub Group, Inc. (+60bps contribution to the Fund's total return), and the medical instruments company, Intuitive Surgical, Inc. (+51bps), were among the largest positive contributors to the Fund's return during the six-month period. The largest detractors included Innodata Isogen, Inc. (-28bps), the data processing and management company, and Novatel Wireless, Inc. (-28bps), the wireless equipment company.

The Growth Fund's largest positive contributors to return included the medical diagnostic equipment company, Immucor, Inc. (+47bps), and the marine transport company, Overseas Shipholding Group, Inc. (+39bps). On the downside, Novatel Wireless, Inc. (-31bps), the wireless equipment company, and Ditech Communications Corp., the telecommunication equipment manufacturer (-23bps) were among the largest detractors to return.

Considering the Mid Cap Fund, the largest contributors to return included the home builder, Lennar Corp. (+54bps), and the applications software company, Citrix Systems, Inc. (+40bps). CREE, Inc. (-25bps), the electronic component manufacturer, and Dana Corp. (-24bps), the automotive and truck parts and systems manufacturer, were among the largest detractors from the Fund's return.

Finally, for the Small Cap Value Fund, the largest positive contributors included the diversified industrial company, Walter Industries, Inc. (+96bps), and the oil and gas exploration and development company, Vintage Petroleum, Inc. (+75bps). The holdings which most negatively impacted the return included Visteon Corp. (-25bps), the automotive and truck parts and systems manufacturer, and Harvest Natural Resources, Inc. (-15bps), the oil and gas exploration and development company.

Sincerely,

/s/Langdon B. Wheeler                                /s/Joseph Schirripa

Langdon B. Wheeler, CFA                              Joseph Schirripa, CFA
President and Chief Investment Officer               Co-Portfolio Manager
Numeric Investors LLC                                n/i Mid Cap Fund





------------
Small-cap funds typically carry additional risks, since smaller companies generally have a higher risk of failure than well-established larger companies. Historically, stocks of smaller companies have experienced a greater degree of market volatility than stocks on average.

Mid-sized company stocks are generally more volatile than large company stocks.

Foreign   securities  may  involve   additional  risks,   social  and  political
instability, reduced market liquidity and currency volatility.

Portfolio holdings may be subject to change at any time. In additional to historical information, this report contains forward-looking statements that may concern, among other things, the domestic market, industry and economic trends and developments and government regulation and their potential impact on each Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Funds could be materially different from those projected, anticipated or implied. The Funds have no obligation to update or revise forward-looking statements.

Performance results do not reflect the deduction of taxes that a shareholder would pay on a Fund's distributions. On the accompanying total return tables, the returns of each Fund assumes reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date.

Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406. To be preceded or accompanied by a prospectus.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                        FUND EXPENSE EXAMPLES (UNAUDITED)


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2004 through February 28, 2005.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on your Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                  FUND EXPENSE EXAMPLES (UNAUDITED) (CONCLUDED)

                                                                           EMERGING GROWTH FUND
                                                ---------------------------------------------------------------------------

                                                   BEGINNING                      ENDING                    EXPENSES PAID
                                                  ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                                SEPTEMBER 1, 2004            FEBRUARY 28, 2005                 PERIOD*
                                                -----------------            -----------------            -----------------
Actual                                              $1,000.00                    $1,189.00                      $6.40
Hypothetical (5% return before expenses)             1,000.00                     1,018.87                       5.92

                                                                               GROWTH FUND
                                                ---------------------------------------------------------------------------

                                                   BEGINNING                      ENDING                    EXPENSES PAID
                                                  ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                                SEPTEMBER 1, 2004            FEBRUARY 28, 2005                 PERIOD*
                                                -----------------            -----------------            -----------------
Actual                                              $1,000.00                    $1,183.20                      $7.36
Hypothetical (5% return before expenses)             1,000.00                     1,017.96                       6.83

                                                                               MID CAP FUND
                                                ---------------------------------------------------------------------------

                                                   BEGINNING                      ENDING                    EXPENSES PAID
                                                  ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                                SEPTEMBER 1, 2004            FEBRUARY 28, 2005                 PERIOD*
                                                -----------------            -----------------            -----------------
Actual                                              $1,000.00                    $1,166.00                      $6.77
Hypothetical (5% return before expenses)             1,000.00                     1,018.46                       6.33

                                                                           SMALL CAP VALUE FUND
                                                ---------------------------------------------------------------------------

                                                   BEGINNING                      ENDING                    EXPENSES PAID
                                                  ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                                SEPTEMBER 1, 2004            FEBRUARY 28, 2005                 PERIOD*
                                                -----------------            -----------------            -----------------
Actual                                              $1,000.00                    $1,193.80                      $4.35
Hypothetical (5% return before expenses)             1,000.00                     1,020.77                       4.02

* Expenses are equal to the Funds' annualized expense ratios in the table below, which include waived fees, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 to reflect the one-year half period.

                                               EXPENSE RATIO
                                             -----------------
                    Emerging Growth Fund           1.18%
                    Growth Fund                    1.36%
                    Mid Cap Fund                   1.26%
                    Small Cap Value Fund           0.80%

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF         VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK
   Medical Instruments & Supplies ................       6.4%     $  9,748,113
   Semiconductors ................................       5.1%        7,789,540
   Computer Software .............................       4.9%        7,431,619
   Retail - Specialty ............................       4.2%        6,333,876
   Leisure & Entertainment .......................       4.1%        6,314,183
   Transportation ................................       3.7%        5,645,688
   Pharmaceuticals ...............................       3.5%        5,317,957
   Oil & Gas Equipment & Services ................       3.4%        5,203,527
   Health Care ...................................       3.3%        5,089,743
   Telecommunications Equipment
      & Services .................................       3.3%        5,019,099
   Medical & Medical Services ....................       3.1%        4,679,881
   Biotech .......................................       2.9%        4,387,379
   Internet Content ..............................       2.7%        4,106,851
   Machinery .....................................       2.6%        3,917,782
   Oil & Gas Field Exploration ...................       2.5%        3,791,806
   Computer Services .............................       2.4%        3,609,250
   Insurance - Property & Casualty ...............       2.3%        3,427,611
   Electronic Components
      & Accessories ..............................       2.1%        3,266,598
   Banks .........................................       2.1%        3,236,086
   Financial Services ............................       2.0%        3,119,832
   Real Estate Investment Trusts .................       2.0%        3,117,239
   Airlines ......................................       1.9%        2,872,280
   Apparel .......................................       1.8%        2,727,933
   Internet Software .............................       1.8%        2,727,136
   Commercial Services ...........................       1.5%        2,243,118
   Savings & Loan Associations ...................       1.5%        2,224,806
   Food & Agriculture ............................       1.3%        2,049,110
   Metals ........................................       1.3%        1,961,060
   Restaurants ...................................       1.3%        1,936,216
   Building & Building Materials .................       1.2%        1,849,572
   Steel .........................................       1.2%        1,797,696
   Services - Management Consulting ..............       1.1%        1,739,511
   Packaging .....................................       1.1%        1,695,978
   Residential Construction ......................       0.9%        1,415,002
   Electrical Equipment ..........................       0.9%        1,365,340
   Mortgage ......................................       0.9%        1,333,496
   Aerospace & Defense ...........................       0.8%        1,286,440
   Computer Networking Products ..................       0.8%        1,229,225
   Chemicals - Diversified .......................       0.8%        1,213,800
   Oil Refining ..................................       0.8%        1,184,084


--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF         VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK--(CONTINUED)
   Toys ..........................................       0.7%     $  1,004,237
   Insurance .....................................       0.6%          979,198
   Computer Components ...........................       0.6%          969,215
   Tobacco .......................................       0.6%          924,840
   Funeral Services ..............................       0.6%          912,072
   Printing ......................................       0.5%          822,729
   Electronic Measurements -
      Instruments ................................       0.5%          702,241
   Data Processing ...............................       0.5%          693,044
   Correctional Rehabilitation ...................       0.3%          482,328
   Consumer Products .............................       0.3%          472,402
   Hazardous Waste Management ....................       0.3%          417,206
   Engineering ...................................       0.3%          380,688
   Manufacturing .................................       0.1%           76,650
   Real Estate ...................................        --            37,076
REPURCHASE AGREEMENTS (Notes 6, 7) ...............       3.7%        5,602,356
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...............................      (1.1)%      (1,665,810)
                                                       -----      ------------
NET ASSETS .......................................     100.0%     $152,215,935
                                                       =====      ============

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF         VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK
   Retail - Specialty ............................       6.9%      $ 2,895,534
   Medical Instruments & Supplies ................       5.5%        2,290,410
   Computer Software .............................       4.2%        1,771,791
   Transportation ................................       4.2%        1,764,412
   Semiconductors ................................       4.1%        1,702,030
   Residential Construction ......................       3.7%        1,542,766
   Medical & Medical Services ....................       3.5%        1,479,043
   Pharmaceuticals ...............................       3.1%        1,322,699
   Real Estate Investment Trusts .................       2.8%        1,177,807
   Insurance - Property & Casualty ...............       2.8%        1,172,015
   Mortgage ......................................       2.7%        1,117,627
   Health Care ...................................       2.5%        1,045,860
   Computer Services .............................       2.5%        1,042,664
   Leisure & Entertainment .......................       2.4%        1,007,811
   Electronic Components
      & Accessories ..............................       2.2%          917,790
   Savings & Loan Associations ...................       2.2%          904,042
   Oil & Gas Field Exploration ...................       2.1%          873,439
   Internet Software .............................       2.1%          862,845
   Airlines ......................................       1.9%          814,205
   Telecommunications Equipment
      & Services .................................       1.9%          809,780
   Internet Content ..............................       1.9%          808,504
   Multimedia/Publishing .........................       1.8%          771,730
   Oil & Gas Equipment & Services ................       1.7%          731,174
   Aerospace & Defense ...........................       1.7%          730,502
   Oil Refining ..................................       1.6%          692,174
   Computer Components ...........................       1.6%          670,409
   Biotech .......................................       1.6%          664,835
   Commercial Services ...........................       1.5%          645,732
   Food & Agriculture ............................       1.4%          604,310
   Steel .........................................       1.4%          567,590
   Machinery .....................................       1.3%          555,644
   Schools .......................................       1.3%          550,223
   Data Processing ...............................       1.1%          458,271
   Computer Networking Products ..................       1.0%          401,494
   Packaging .....................................       0.9%          395,411
   Electrical Equipment ..........................       0.9%          373,672
   Chemicals - Diversified .......................       0.8%          346,800
   Tobacco .......................................       0.8%          337,212
   Consumer Products .............................       0.8%          332,695
   Metals ........................................       0.8%          320,733


--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF         VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK--(CONTINUED)
   Services - Management Consulting ..............       0.8%      $   319,029
   Toys ..........................................       0.7%          309,401
   Building & Building Materials .................       0.7%          304,392
   Restaurants ...................................       0.7%          297,891
   Engineering ...................................       0.7%          288,400
   Financial Services ............................       0.6%          267,674
   Insurance .....................................       0.6%          267,054
   Funeral Services ..............................       0.6%          239,652
   Printing ......................................       0.4%          165,215
   Banks .........................................       0.3%          110,810
   Apparel .......................................       0.3%          107,297
   Automation Systems ............................       0.2%           80,388
   Utilities .....................................       0.2%           66,642
   Correctional Rehabilitation ...................       0.1%           34,452
   Electronic Measurements -
      Instruments ................................       0.1%           30,200
   Automobile Parts & Equipment ..................       0.1%           26,825
   Paper & Allied Products .......................        --            15,719
   Real Estate ...................................        --             9,568
   Manufacturing .................................        --             2,793
REPURCHASE AGREEMENTS (Notes 6, 7) ...............       4.9%        2,045,500
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...............................      (1.2)%        (481,815)
                                                       -----       -----------
NET ASSETS .......................................     100.0%      $41,980,772
                                                       =====       ===========

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF         VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK
   Utilities .....................................       6.0%      $ 2,004,859
   Banks .........................................       5.7%        1,921,096
   Retail - Specialty ............................       5.7%        1,907,458
   Transportation ................................       4.9%        1,651,387
   Medical Instruments & Supplies ................       4.8%        1,612,132
   Real Estate Investment Trusts .................       4.7%        1,557,874
   Insurance - Property & Casualty ...............       4.3%        1,428,974
   Computer Software .............................       4.0%        1,340,782
   Financial Services ............................       3.2%        1,063,650
   Consumer Products .............................       2.5%          824,649
   Aerospace & Defense ...........................       2.4%          819,848
   Residential Construction ......................       2.3%          773,050
   Office & Business Equipment ...................       2.3%          757,112
   Pharmaceuticals ...............................       2.2%          753,638
   Computer Networking Products ..................       2.2%          732,232
   Chemicals - Diversified .......................       2.2%          729,460
   Wholesale - Distribution ......................       2.2%          723,049
   Chemicals - Specialty .........................       2.2%          721,296
   Oil & Gas Field Exploration ...................       2.0%          682,692
   Multimedia/Publishing .........................       1.8%          606,199
   Computer Services .............................       1.8%          593,362
   Medical & Medical Services ....................       1.8%          588,925
   Energy ........................................       1.7%          564,250
   Savings & Loan Associations ...................       1.6%          545,913
   Electronic Components
      & Accessories ..............................       1.4%          457,416
   Internet Software .............................       1.3%          428,314
   Building & Building Materials .................       1.1%          374,784
   Oil Refining ..................................       1.1%          372,993
   Semiconductors ................................       1.1%          370,992
   Telecommunications Equipment
      & Services .................................       1.1%          370,918
   Apparel .......................................       1.1%          370,512
   Mortgage ......................................       1.1%          356,940
   Data Processing ...............................       1.1%          353,970
   Retail - Discount .............................       1.0%          341,145
   Tobacco .......................................       1.0%          340,496
   Oil & Gas Equipment & Services ................       1.0%          340,226
   Restaurants ...................................       1.0%          337,416
   Food ..........................................       1.0%          336,420
   Home Furnishings ..............................       1.0%          323,635
   Metals ........................................       0.9%          308,566


--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF         VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK--(CONTINUED)
   Toys ..........................................       0.9%      $   303,064
   Beverages .....................................       0.9%          302,575
   Insurance .....................................       0.8%          279,680
   Health Care ...................................       0.7%          229,249
   Automobile Parts & Equipment ..................       0.6%          193,228
   Leisure & Entertainment .......................       0.6%          193,152
   Commercial Services ...........................       0.5%          153,855
   Drilling Oil & Gas Wells ......................       0.4%          135,744
   Services - Management Consulting ..............       0.3%          104,755
   Schools .......................................       0.2%           80,776
REPURCHASE AGREEMENTS (Notes 6, 7) ...............       2.3%          789,074
LIABILITIES IN EXCESS
   OF OTHER ASSETS ...............................        --%          (14,336)
                                                       -----       -----------
NET ASSETS .......................................     100.0%      $33,439,446
                                                       =====       ===========

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF         VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK
   Real Estate Investment Trusts .................      11.8%     $ 28,854,562
   Transportation ................................       5.8%       14,138,502
   Utilities .....................................       5.5%       13,576,397
   Savings & Loan Associations ...................       5.2%       12,773,927
   Insurance - Property & Casualty ...............       4.9%       12,050,923
   Banks .........................................       4.1%       10,164,024
   Residential Construction ......................       3.4%        8,434,422
   Steel .........................................       2.8%        6,845,993
   Leisure & Entertainment .......................       2.7%        6,670,666
   Oil & Gas Field Exploration ...................       2.6%        6,484,100
   Oil & Gas Equipment & Services ................       2.3%        5,552,130
   Oil Refining ..................................       2.2%        5,454,983
   Semiconductors ................................       2.2%        5,342,292
   Machinery .....................................       2.1%        5,106,039
   Financial Services ............................       2.0%        4,901,970
   Packaging .....................................       1.9%        4,692,316
   Retail - Specialty ............................       1.9%        4,618,210
   Computer Software .............................       1.9%        4,549,171
   Metals ........................................       1.7%        4,122,104
   Aerospace & Defense ...........................       1.6%        4,033,372
   Consumer Products .............................       1.6%        3,845,458
   Airlines ......................................       1.4%        3,462,351
   Medical Instruments & Supplies ................       1.4%        3,434,182
   Chemicals - Diversified .......................       1.3%        3,190,560
   Medical & Medical Services ....................       1.3%        3,161,567
   Pharmaceuticals ...............................       1.3%        3,146,666
   Health Care ...................................       1.3%        3,140,127
   Insurance .....................................       1.2%        3,056,916
   Mortgage ......................................       1.2%        2,940,383
   Computer Services .............................       1.1%        2,810,776
   Printing ......................................       1.1%        2,581,595
   Food & Agriculture ............................       1.0%        2,547,596
   Electronic Components
      & Accessories ..............................       0.9%        2,299,367
   Engineering ...................................       0.9%        2,232,878
   Building & Building Materials .................       0.9%        2,195,777
   Manufacturing .................................       0.9%        2,195,709
   Insurance - Health & Life .....................       0.8%        1,972,414
   Computer Components ...........................       0.8%        1,865,085
   Multimedia/Publishing .........................       0.8%        1,860,500
   Telecommunications Equipment
      & Services .................................       0.7%        1,838,779


--------------------------------------------------------------------------------
SECURITY TYPE/                                           % OF         VALUE
INDUSTRY CLASSIFICATION                               NET ASSETS     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK--(CONTINUED)
   Automobile Parts & Equipment ..................       0.7%     $  1,679,707
   Real Estate Management ........................       0.7%        1,643,652
   Toys ..........................................       0.7%        1,636,956
   Internet Software .............................       0.6%        1,594,229
   Electrical Equipment ..........................       0.6%        1,570,141
   Commercial Services ...........................       0.6%        1,501,214
   Correctional Rehabilitation ...................       0.6%        1,415,403
   Computer Networking Products ..................       0.6%        1,411,984
   Restaurants ...................................       0.5%        1,166,693
   Apparel .......................................       0.4%        1,031,191
   Paper & Allied Products .......................       0.4%          863,402
   Funeral Services ..............................       0.2%          577,682
   Internet Content ..............................       0.2%          405,790
   Data Processing ...............................       0.2%          398,610
   Schools .......................................       0.1%          366,793
   Chemicals - Specialty .........................       0.1%          271,260
   Services - Management Consulting ..............       0.1%          234,208
   Tobacco .......................................       0.1%          127,686
REPURCHASE AGREEMENTS (Notes 6, 7) ...............       1.9%        4,604,249
WARRANTS .........................................        --%              574
OTHER ASSETS IN EXCESS
   OF LIABILITIES ................................       0.2%          378,721
                                                       -----      ------------
NET ASSETS .......................................     100.0%     $245,024,934
                                                       =====      ============

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                COMMON STOCKS--97.4%
                AEROSPACE & DEFENSE--0.8%
     4,300      ARGON ST, Inc.* ................................  $    140,094
    38,365      Innovative Solutions and Support, Inc.* ........     1,146,346
                                                                  ------------
                                                                     1,286,440
                                                                  ------------
                AIRLINES--1.9%
    96,600      ExpressJet Holdings, Inc.* .....................     1,081,920
    99,069      Pinnacle Airlines Corp.* .......................     1,039,234
   111,278      World Air Holdings, Inc.* ......................       751,126
                                                                  ------------
                                                                     2,872,280
                                                                  ------------
                APPAREL--1.8%
    28,400      Cherokee, Inc. .................................     1,021,548
   124,000      Hartmarx Corp.* ................................     1,031,680
    11,500      Russell Corp. ..................................       208,035
    11,500      UniFirst Corp.-MA ..............................       466,670
                                                                  ------------
                                                                     2,727,933
                                                                  ------------
                BANKS--2.1%
     4,200      Cathay General Bancorp .........................       151,368
     4,071      Center Financial Corp. .........................        90,783
     1,200      Community Bancorp* .............................        32,496
    32,357      CVB Financial Corp. ............................       605,076
    30,900      Glacier Bancorp, Inc. ..........................       978,294
    29,910      MBT Financial Corp. ............................       613,155
     7,600      Nara Bancorp, Inc. .............................       148,352
     9,300      Virginia Commerce Bancorp, Inc.* ...............       244,590
     9,781      Western Sierra Bancorp* ........................       371,972
                                                                  ------------
                                                                     3,236,086
                                                                  ------------
                BIOTECH--2.9%
    10,300      Abgenix, Inc.* .................................        85,078
     3,300      Alexion Pharmaceuticals, Inc.* .................        77,055
    13,900      Alkermes, Inc.* ................................       162,352
    50,989      Anika Therapeutics, Inc.* ......................       616,967
    53,300      Array BioPharma, Inc.* .........................       448,786
     7,800      Idenix Pharmaceuticals, Inc.* ..................       149,292
    81,800      Lexicon Genetics, Inc.* ........................       466,260
    47,500      Medarex, Inc.* .................................       401,850
    28,300      Neurogen Corp.* ................................       230,645
     3,100      NitroMed, Inc.* ................................        67,270
    90,800      StemCells, Inc.* ...............................       389,532
    81,900      Strategic Diagnostics, Inc.* ...................       248,976
    18,100      Theravance, Inc.* ..............................       325,981
    29,900      Third Wave Technologies* .......................       204,217
    26,007      ZymoGenetics, Inc.* ............................       513,118
                                                                  ------------
                                                                     4,387,379
                                                                  ------------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                BUILDING & BUILDING MATERIALS--1.2%
    19,900      Interline Brands, Inc.* ........................  $    370,140
    61,900      Perini Corp.* ..................................       987,924
    10,800      Trex Co., Inc.* ................................       491,508
                                                                  ------------
                                                                     1,849,572
                                                                  ------------
                CHEMICALS - DIVERSIFIED--0.8%
    35,000      Westlake Chemical Corp. ........................     1,213,800
                                                                  ------------
                COMMERCIAL SERVICES--1.5%
    10,600      Angelica Corp. .................................       313,442
    10,600      McGrath Rentcorp ...............................       456,966
    80,400      PeopleSupport, Inc.* ...........................       903,696
    14,500      Steiner Leisure, Ltd.* .........................       477,775
     5,100      Wright Express Corp.* ..........................        91,239
                                                                  ------------
                                                                     2,243,118
                                                                  ------------
                COMPUTER COMPONENTS--0.6%
    48,100      Komag, Inc.* ...................................       969,215
                                                                  ------------
                COMPUTER NETWORKING PRODUCTS--0.8%
    66,200      Ixia* ..........................................     1,192,262
     3,700      Manchester Technologies, Inc.* .................        36,963
                                                                  ------------
                                                                     1,229,225
                                                                  ------------
                COMPUTER SERVICES--2.4%
    53,500      Agilysys, Inc. .................................     1,009,010
     8,600      CACI International Inc., Class A* ..............       464,056
    30,500      Carreker Corp.* ................................       214,720
    45,269      Kanbay International, Inc.* ....................     1,032,586
    26,499      Pomeroy IT Solutions, Inc.* ....................       394,570
    19,500      Radiant Systems, Inc.* .........................       153,660
     5,600      SRA International, Inc., Class A* ..............       340,648
                                                                  ------------
                                                                     3,609,250
                                                                  ------------
                COMPUTER SOFTWARE--4.9%
     2,600      American Reprographics Co.* ....................        37,570
    46,887      Ansoft Corp.* ..................................     1,228,439
    40,136      ANSYS, Inc.* ...................................     1,443,291
    44,884      Blackbaud, Inc. ................................       519,308
    21,100      Blackboard, Inc.* ..............................       358,700
    73,324      Digi International, Inc.* ......................     1,107,192
    38,200      MICROS Systems, Inc.* ..........................     1,238,826
     1,300      MicroStrategy, Inc., Class A* ..................        91,936
    66,100      Parametric Technology Corp.* ...................       380,075
    69,800      Phoenix Technologies, Ltd.* ....................       695,208
     3,900      Progress Software Corp.* .......................        90,285
     2,356      Verint Systems, Inc.* ..........................        92,980
     7,900      Witness Systems, Inc.* .........................       147,809
                                                                  ------------
                                                                     7,431,619
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                CONSUMER PRODUCTS--0.3%
     3,500      Central Garden & Pet Co.* ......................  $    159,670
    12,600      Parlux Fragrances, Inc.* .......................       312,732
                                                                  ------------
                                                                       472,402
                                                                  ------------
                CORRECTIONAL REHABILITATION--0.3%
    16,800      Geo Group, Inc. (The)* .........................       482,328
                                                                  ------------
                DATA PROCESSING--0.5%
   125,200      Innodata Isogen, Inc.* .........................       539,612
     7,200      Schawk, Inc. ...................................       153,432
                                                                  ------------
                                                                       693,044
                                                                  ------------
                ELECTRICAL EQUIPMENT--0.9%
    38,000      WESCO International, Inc.* .....................     1,365,340
                                                                  ------------
                ELECTRONIC COMPONENTS & ACCESSORIES--2.1%
    57,700      Macrovision Corp.* .............................     1,399,225
    24,900      Rofin-Sinar Technologies, Inc.* ................       912,585
    56,098      Universal Electronics, Inc.* ...................       954,788
                                                                  ------------
                                                                     3,266,598
                                                                  ------------
                ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.5%
    23,253      MTS Systems Corp. ..............................       702,241
                                                                  ------------
                ENGINEERING--0.3%
    13,200      URS Corp.* .....................................       380,688
                                                                  ------------
                FINANCIAL SERVICES--2.0%
    32,600      Calamos Asset Management, Inc., Class A ........       924,536
    20,400      CompuCredit Corp.* .............................       610,368
    21,200      First Cash Financial Services, Inc.* ...........       512,404
     3,800      Nicholas Financial, Inc. .......................        59,698
     2,600      optionsXpress Holdings, Inc.* ..................        44,850
    35,457      World Acceptance Corp.* ........................       967,976
                                                                  ------------
                                                                     3,119,832
                                                                  ------------
                FOOD & AGRICULTURE--1.3%
    23,600      Nash Finch Co. .................................       934,796
    36,200      Provide Commerce, Inc.* ........................     1,038,035
     1,700      Sanderson Farms, Inc. ..........................        76,279
                                                                  ------------
                                                                     2,049,110
                                                                  ------------
                FUNERAL SERVICES--0.6%
   143,860      Stewart Enterprises, Inc., Class A* ............       912,072
                                                                  ------------
                HAZARDOUS WASTE MANAGEMENT--0.3%
    33,700      American Ecology Corp. .........................       417,206
                                                                  ------------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                HEALTH CARE--3.3%
    59,700      Allied Healthcare International, Inc.* .........  $    390,438
    14,526      America Service Group, Inc.* ...................       363,731
    32,600      Centene Corp.* .................................     1,087,536
    27,700      Genesis HealthCare Corp.* ......................     1,140,686
    24,000      Molina Healthcare, Inc.* .......................     1,077,120
   161,300      NovaMed, Inc.* .................................       954,896
     2,400      WellCare Health Plans, Inc.* ...................        75,336
                                                                  ------------
                                                                     5,089,743
                                                                  ------------
                INSURANCE--0.6%
    51,700      Assured Guaranty, Ltd. .........................       979,198
                                                                  ------------
                INSURANCE - PROPERTY & CASUALTY--2.3%
    39,100      Affirmative Insurance Holdings, Inc. ...........       646,323
    58,200      Bristol West Holdings, Inc. ....................       983,580
    89,650      Capital Title Group, Inc. ......................       564,795
     2,400      Platinum Underwriters Holdings, Ltd. ...........        74,400
    16,800      PXRE Group, Ltd. ...............................       436,800
    46,100      Tower Group, Inc. ..............................       568,413
     8,400      United America Indemnity, Ltd., Class A* .......       153,300
                                                                  ------------
                                                                     3,427,611
                                                                  ------------
                INTERNET CONTENT--2.7%
    49,600      Intermix Media, Inc.* ..........................       402,752
    11,700      Keynote Systems, Inc.* .........................       139,230
    66,000      Register.com, Inc.* ............................       406,560
    14,800      Travelzoo, Inc.* ...............................       912,568
    76,800      United Online, Inc.* ...........................       833,280
   111,657      ValueClick, Inc.* ..............................     1,412,461
                                                                  ------------
                                                                     4,106,851
                                                                  ------------
                INTERNET SOFTWARE--1.8%
    91,800      ActivCard Corp.* ...............................       591,192
     2,200      F5 Networks, Inc.* .............................       121,198
   190,600      Opsware, Inc.* .................................     1,057,830
    70,146      Plumtree Software, Inc.* .......................       373,878
     6,000      RightNow Technologies, Inc.* ...................        75,960
    85,800      SupportSoft, Inc.* .............................       507,078
                                                                  ------------
                                                                     2,727,136
                                                                  ------------
                LEISURE & ENTERTAINMENT--4.1%
    49,200      Bluegreen Corp.* ...............................     1,214,256
    99,100      Century Casinos, Inc.* .........................       869,107
    68,100      Dover Downs Gaming & Entertainment, Inc. .......       861,465
    15,500      Gaming Partners International Corp.* ...........       240,560
    28,292      Monarch Casino & Resort, Inc.* .................     1,085,564


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                LEISURE & ENTERTAINMENT--(CONTINUED)
     8,100      Riviera Holdings Corp.* ........................  $    338,175
    52,408      Sands Regent (The)* ............................       551,856
    31,000      Speedway Motorsports, Inc. .....................     1,153,200
                                                                  ------------
                                                                     6,314,183
                                                                  ------------
                MACHINERY--2.6%
    17,300      Alamo Group, Inc. ..............................       427,310
     6,000      Cascade Corp. ..................................       215,400
     8,900      JLG Industries, Inc. ...........................       190,460
    13,700      Manitowoc Co., Inc. (The) ......................       564,440
    29,200      Terex Corp.* ...................................     1,319,840
    65,200      Wabtec Corp. ...................................     1,200,332
                                                                  ------------
                                                                     3,917,782
                                                                  ------------
                MANUFACTURING--0.1%
     4,200      Penn Engineering & Manufacturing Corp. .........        76,650
                                                                  ------------
                MEDICAL & MEDICAL SERVICES--3.1%
    24,000      American Retirement Corp.* .....................       309,600
    86,700      Digital Angel Corp.* ...........................       385,815
    19,900      Pediatrix Medical Group, Inc.* .................     1,363,747
    73,300      Per-Se Technologies, Inc.* .....................     1,108,296
     3,555      Quality Systems, Inc.* .........................       286,178
     2,500      Sun Healthcare Group, Inc.* ....................        17,050
    50,700      Ventiv Health, Inc.* ...........................     1,209,195
                                                                  ------------
                                                                     4,679,881
                                                                  ------------
                MEDICAL INSTRUMENTS & SUPPLIES--6.4%
    21,709      AngioDynamics, Inc.* ...........................       468,914
    41,400      Cantel Medical Corp.* ..........................     1,018,440
    66,600      Cepheid, Inc.* .................................       724,608
    66,700      CNS, Inc. ......................................     1,132,566
    22,500      Cutera, Inc.* ..................................       371,700
     6,900      E-Z-EM, Inc. ...................................        93,288
     1,800      Foxhollow Technologies, Inc.* ..................        49,590
    25,300      Haemonetics Corp.* .............................     1,049,444
    15,100      Hologic, Inc.* .................................       557,945
    51,665      Immucor, Inc.* .................................     1,534,709
    33,500      Intuitive Surgical, Inc.* ......................     1,579,525
    59,035      Lifecore Biomedical, Inc.* .....................       972,307
       900      Lifeline Systems, Inc.* ........................        24,741
     2,500      Medical Action Industries, Inc.* ...............        48,500
     2,600      Palomar Medical Technologies, Inc.* ............        75,036
     3,900      Vnus Medical Technologies* .....................        46,800
                                                                  ------------
                                                                     9,748,113
                                                                  ------------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                METALS--1.3%
    21,300      A.M. Castle & Co.* .............................  $    333,132
     6,900      NN, Inc. .......................................        74,382
    18,600      Quanex Corp. ...................................     1,094,610
    28,001      Sun Hydraulics Corp. ...........................       458,936
                                                                  ------------
                                                                     1,961,060
                                                                  ------------
                MORTGAGE--0.9%
     5,225      Doral Financial Corp. ..........................       207,224
    44,800      Fremont General Corp. ..........................     1,126,272
                                                                  ------------
                                                                     1,333,496
                                                                  ------------
                OIL & GAS EQUIPMENT & SERVICES--3.4%
    32,700      Cal Dive International, Inc.* ..................     1,660,506
    33,500      Dril-Quip, Inc.* ...............................     1,038,500
    13,000      Gulf Island Fabrication, Inc. ..................       312,910
    19,300      Hydril* ........................................     1,159,351
    13,000      Lone Star Technologies, Inc.* ..................       589,030
    63,500      Mitcham Industries, Inc.* ......................       443,230
                                                                  ------------
                                                                     5,203,527
                                                                  ------------
                OIL & GAS FIELD EXPLORATION--2.5%
    16,300      Atwood Oceanics, Inc.* .........................     1,120,625
     9,500      Goodrich Petroleum Corp.* ......................       214,415
    31,600      Petroleum Development Corp.* ...................     1,385,344
    36,500      Toreador Resources Corp.* ......................       887,680
    31,600      VAALCO Energy, Inc.* ...........................       153,892
     1,500      W&T Offshore, Inc.* ............................        29,850
                                                                  ------------
                                                                     3,791,806
                                                                  ------------
                OIL REFINING--0.8%
    37,400      Giant Industries, Inc.* ........................     1,184,084
                                                                  ------------
                PACKAGING--1.1%
    45,800      Graphic Packaging Corp.* .......................       278,006
     2,500      Greif, Inc., Class A ...........................       161,500
    18,900      Silgan Holdings, Inc. ..........................     1,256,472
                                                                  ------------
                                                                     1,695,978
                                                                  ------------
                PHARMACEUTICALS--3.5%
    17,500      Barrier Therapeutics, Inc.* ....................       301,525
    54,433      Connetics Corp.* ...............................     1,347,217
    31,361      DOV Pharmaceutical, Inc.* ......................       471,042
    13,700      Enzon Pharmaceuticals, Inc.* ...................       147,275
    62,600      First Horizon Pharmaceutical Corp.* ............     1,029,144
     4,300      I-Flow Corp.* ..................................        73,401
    16,200      ImmunoGen, Inc.* ...............................        95,256


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                PHARMACEUTICALS--(CONTINUED)
    38,800      Indevus Pharmaceuticals, Inc.* .................  $    165,288
     9,400      Inspire Pharmaceuticals, Inc.* .................        74,824
   117,900      LifeCell Corp.* ................................     1,019,835
     7,700      New River Pharmaceuticals, Inc.* ...............       200,200
     4,900      Onyx Pharmaceuticals, Inc.* ....................       141,806
     2,600      Prestige Brands Holdings, Inc.* ................        46,800
    71,200      Savient Pharmaceuticals, Inc.* .................       204,344
                                                                  ------------
                                                                     5,317,957
                                                                  ------------
                PRINTING--0.5%
     6,400      Consolidated Graphics, Inc.* ...................       333,120
    26,800      Stamps.com, Inc.* ..............................       489,609
                                                                  ------------
                                                                       822,729
                                                                  ------------
                REAL ESTATE--0.0%
     3,100      HouseValues, Inc.* .............................        37,076
                                                                  ------------
                REAL ESTATE INVESTMENT TRUSTS--2.0%
    66,700      Digital Realty Trust, Inc. .....................       955,811
    43,400      Tanger Factory Outlet Centers, Inc. ............     1,035,090
    39,300      Taubman Centers, Inc. ..........................     1,126,338
                                                                  ------------
                                                                     3,117,239
                                                                  ------------
                RESIDENTIAL CONSTRUCTION--0.9%
    28,200      Brookfield Homes Corp. .........................     1,179,042
     6,800      WCI Communities, Inc.* .........................       235,960
                                                                  ------------
                                                                     1,415,002
                                                                  ------------
                RESTAURANTS--1.3%
    74,400      Denny's Corp.* .................................       350,424
    27,600      Domino's Pizza, Inc. ...........................       471,132
    68,390      Famous Dave's of America, Inc.* ................       763,232
    30,800      Rubio's Restaurants, Inc.* .....................       351,428
                                                                  ------------
                                                                     1,936,216
                                                                  ------------
                RETAIL - SPECIALTY--4.2%
    46,200      7-Eleven, Inc.* ................................     1,160,544
    38,000      Asbury Automotive Group, Inc.* .................       577,600
    41,743      Coldwater Creek, Inc.* .........................     1,156,699
    52,350      EZCORP, Inc., Class A* .........................     1,009,831
    46,300      Gottschalks, Inc.* .............................       408,366
    13,700      Movado Group, Inc. .............................       255,094
    36,400      REX Stores Corp.* ..............................       513,604
    60,170      Stein Mart, Inc.* ..............................     1,252,138
                                                                  ------------
                                                                     6,333,876
                                                                  ------------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                SAVINGS & LOAN ASSOCIATIONS--1.5%
    36,200      Commercial Capital Bancorp, Inc. ...............  $    781,920
     9,900      ITLA Capital Corp.* ............................       493,812
    24,897      Sterling Financial Corp.* ......................       949,074
                                                                  ------------
                                                                     2,224,806
                                                                  ------------
                SEMICONDUCTORS--5.1%
    26,579      AMIS Holdings, Inc.* ...........................       299,014
     2,400      Cascade Microtech, Inc.* .......................        26,136
    46,700      DSP Group, Inc.* ...............................     1,175,672
    64,300      Emulex Corp.* ..................................     1,086,670
    65,400      IXYS Corp.* ....................................       676,236
    53,008      Photronics, Inc.* ..............................       984,889
    11,700      PortalPlayer, Inc.* ............................       269,334
    28,424      Siliconix, Inc.* ...............................       806,389
     7,801      Supertex, Inc.* ................................       151,105
    31,800      Tessera Technologies, Inc.* ....................     1,295,532
     3,100      Virage Logic Corp.* ............................        41,013
    66,500      Volterra Semiconductor Corp.* ..................       977,550
                                                                  ------------
                                                                     7,789,540
                                                                  ------------
                SERVICES - MANAGEMENT CONSULTING--1.1%
    17,513      American Dental Partners, Inc.* ................       438,175
    67,423      DiamondCluster International, Inc.* ............     1,154,956
     6,500      Huron Consulting Group, Inc.* ..................       146,380
                                                                  ------------
                                                                     1,739,511
                                                                  ------------
                STEEL--1.2%
    28,200      Schnitzer Steel Industries, Inc., Class A ......     1,145,484
    39,600      Shiloh Industries, Inc.* .......................       652,212
                                                                  ------------
                                                                     1,797,696
                                                                  ------------
                TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.3%
    37,900      CallWave, Inc.* ................................       342,237
    45,800      Catapult Communications Corp.* .................     1,099,200
    54,900      Crown Castle International Corp.* ..............       897,066
    69,600      deltathree, Inc.* ..............................       325,032
    62,450      EFJ, Inc.* .....................................       537,070
     6,400      I.D. Systems, Inc.* ............................        75,520
    36,500      MasTec, Inc.* ..................................       331,785
   125,956      SBA Communications Corp., Class A* .............     1,095,817
    15,000      Symmetricom, Inc.* .............................       159,000
    24,900      Westell Technologies, Inc., Class A* ...........       156,372
                                                                  ------------
                                                                     5,019,099
                                                                  ------------


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                TOBACCO--0.6%
   131,700      DIMON, Inc. ....................................  $    853,416
    12,400      Star Scientific, Inc.* .........................        71,424
                                                                  ------------
                                                                       924,840
                                                                  ------------
                TOYS--0.7%
    50,796      JAKKS Pacific, Inc.* ...........................     1,004,237
                                                                  ------------
                TRANSPORTATION--3.7%
    24,500      Arkansas Best Corp. ............................     1,058,890
    18,184      Celadon Group, Inc.* ...........................       395,320
    26,200      Dynamex, Inc.* .................................       495,180
    61,200      Heartland Express, Inc. ........................     1,261,332
    20,300      Hub Group, Inc., Class A* ......................     1,180,445
     5,300      Overnite Corp. .................................       180,041
    16,500      Overseas Shipholding Group, Inc. ...............     1,074,480
                                                                  ------------
                                                                     5,645,688
                                                                  ------------
                Total Common Stocks
                   (Cost $135,708,418) .........................   148,279,389
                                                                  ------------

  PRINCIPAL
AMOUNT (000'S)
--------------
                REPURCHASE AGREEMENTS--3.7%
    $2,252      Bear, Stearns & Co. Inc.
                   (Agreement dated 02/28/05 to be
                   repurchased at $2,252,531),
                   1.31%, 03/01/05 (Note 6) ** .................     2,252,449
     3,350      Bear, Stearns & Co. Inc.
                   (Agreement dated 02/28/05 to be
                   repurchased at $3,350,149),
                   2.60%, 03/01/05 (Note 7) ....................     3,349,907
                                                                  ------------
                Total Repurchase Agreements
                   (Cost $5,602,356) ...........................     5,602,356
                                                                  ------------
Total Investments -- 101.1%
   (Cost $141,310,774) ........................................    153,881,745
                                                                  ------------
Liabilities in Excess of Other Assets -- (1.1)% ...............     (1,665,810)
                                                                  ------------
Net Assets -- 100.0% ..........................................   $152,215,935
                                                                  ============
-----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan.


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                COMMON STOCKS--96.3%
                AEROSPACE & DEFENSE--1.7%
     9,431      Innovative Solutions and Support, Inc.* ........   $   281,798
     8,200      United Defense Industries, Inc. ................       448,704
                                                                   -----------
                                                                       730,502
                                                                   -----------
                AIRLINES--1.9%
    10,600      Alaska Air Group, Inc.* ........................       300,616
    27,400      ExpressJet Holdings, Inc.* .....................       306,880
    14,815      Pinnacle Airlines Corp.* .......................       155,409
     7,600      World Air Holdings, Inc.* ......................        51,300
                                                                   -----------
                                                                       814,205
                                                                   -----------
                APPAREL--0.3%
     9,200      Hartmarx Corp.* ................................        76,544
     1,700      Russell Corp. ..................................        30,753
                                                                   -----------
                                                                       107,297
                                                                   -----------
                AUTOMATION SYSTEMS--0.2%
     3,300      Cogent, Inc.* ..................................        80,388
                                                                   -----------
                AUTOMOBILE PARTS & EQUIPMENT--0.1%
     3,700      Dura Automotive Systems, Inc., Class A* ........        26,825
                                                                   -----------
                BANKS--0.3%
     3,500      Glacier Bancorp, Inc. ..........................       110,810
                                                                   -----------
                BIOTECH--1.6%
     2,100      Abgenix, Inc.* .................................        17,346
     3,000      Applera Corp. - Celera Genomics Group* .........        33,330
     4,000      Array BioPharma, Inc.* .........................        33,680
     1,000      Idenix Pharmaceuticals, Inc.* ..................        19,140
    13,400      Lexicon Genetics, Inc.* ........................        76,380
    10,600      Medarex, Inc.* .................................        89,676
       900      Myriad Genetics, Inc.* .........................        19,503
       800      Neurocrine Biosciences, Inc.* ..................        32,024
     1,000      NitroMed, Inc.* ................................        21,700
       800      OSI Pharmaceuticals, Inc.* .....................        43,704
     1,900      Sepracor, Inc.* ................................       122,493
    19,700      StemCells, Inc.* ...............................        84,513
     3,513      Third Wave Technologies* .......................        23,994
     2,400      ZymoGenetics, Inc.* ............................        47,352
                                                                   -----------
                                                                       664,835
                                                                   -----------
                BUILDING & BUILDING MATERIALS--0.7%
       400      Interline Brands, Inc.* ........................         7,440
     7,200      Perini Corp.* ..................................       114,912
     4,000      Trex Co., Inc.* ................................       182,040
                                                                   -----------
                                                                       304,392
                                                                   -----------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                CHEMICALS - DIVERSIFIED--0.8%
    10,000      Westlake Chemical Corp. ........................   $   346,800
                                                                   -----------
                COMMERCIAL SERVICES--1.5%
     9,200      Alliance Data Systems Corp.* ...................       362,940
     1,600      McGrath Rentcorp ...............................        68,976
     8,000      PeopleSupport, Inc.* ...........................        89,920
     3,000      Steiner Leisure, Ltd.* .........................        98,850
     1,400      Wright Express Corp.* ..........................        25,046
                                                                   -----------
                                                                       645,732
                                                                   -----------
                COMPUTER COMPONENTS--1.6%
    15,500      Komag, Inc.* ...................................       312,325
    12,400      SanDisk Corp.* .................................       333,312
     2,200      Western Digital Corp.* .........................        24,772
                                                                   -----------
                                                                       670,409
                                                                   -----------
                COMPUTER NETWORKING PRODUCTS--1.0%
     1,800      Black Box Corp. ................................        70,110
    18,400      Ixia* ..........................................       331,384
                                                                   -----------
                                                                       401,494
                                                                   -----------
                COMPUTER SERVICES--2.5%
    12,782      Agilysys, Inc. .................................       241,069
    18,500      Ingram Micro, Inc., Class A* ...................       331,520
     7,600      Kanbay International, Inc.* ....................       173,356
       700      SRA International, Inc., Class A* ..............        42,581
     6,200      Tech Data Corp.* ...............................       254,138
                                                                   -----------
                                                                     1,042,664
                                                                   -----------
                COMPUTER SOFTWARE--4.2%
       700      American Reprographics Co.* ....................        10,115
     1,400      Ansoft Corp.* ..................................        36,680
    10,700      ANSYS, Inc.* ...................................       384,772
     2,095      Blackbaud, Inc. ................................        24,239
     2,162      Blackboard, Inc.* ..............................        36,754
    18,500      Citrix Systems, Inc.* ..........................       416,250
    14,914      Digi International, Inc.* ......................       225,201
     9,600      MICROS Systems, Inc.* ..........................       311,328
    18,036      Synopsys, Inc.* ................................       326,452
                                                                   -----------
                                                                     1,771,791
                                                                   -----------
                 CONSUMER PRODUCTS--0.8%
    12,500      American Greetings Corp., Class A ..............       307,875
     1,000      Parlux Fragrances, Inc.* .......................        24,820
                                                                   -----------
                                                                       332,695
                                                                   -----------
                CORRECTIONAL REHABILITATION--0.1%
     1,200      Geo Group, Inc. (The)* .........................        34,452
                                                                   -----------


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                DATA PROCESSING--1.1%
     6,100      Innodata Isogen, Inc.* .........................   $    26,291
     8,000      NAVTEQ Corp.* ..................................       349,600
     3,000      Thermo Electron Corp.* .........................        82,380
                                                                   -----------
                                                                       458,271
                                                                   -----------
                ELECTRICAL EQUIPMENT--0.9%
    10,400      WESCO International, Inc.* .....................       373,672
                                                                   -----------
                ELECTRONIC COMPONENTS & ACCESSORIES--2.2%
     3,300      Amphenol Corp., Class A ........................       131,670
     8,200      Jabil Circuit, Inc.* ...........................       210,822
    15,000      Macrovision Corp.* .............................       363,750
     2,800      Rofin-Sinar Technologies, Inc.* ................       102,620
     6,400      Universal Electronics, Inc.* ...................       108,928
                                                                   -----------
                                                                       917,790
                                                                   -----------
                ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.1%
     1,000      MTS Systems Corp. ..............................        30,200
                                                                   -----------
                ENGINEERING--0.7%
    10,000      URS Corp.* .....................................       288,400
                                                                   -----------
                FINANCIAL SERVICES--0.6%
       800      Calamos Asset Management, Inc., Class A ........        22,688
     5,600      CompuCredit Corp.* .............................       167,552
     1,700      First Cash Financial Services, Inc.* ...........        41,089
       700      optionsXpress Holdings, Inc.* ..................        12,075
       889      World Acceptance Corp.* ........................        24,270
                                                                   -----------
                                                                       267,674
                                                                   -----------
                FOOD & AGRICULTURE--1.4%
     7,800      Nash Finch Co. .................................       308,958
    10,300      Provide Commerce, Inc.* ........................       295,352
                                                                   -----------
                                                                       604,310
                                                                   -----------
                FUNERAL SERVICES--0.6%
    37,800      Stewart Enterprises, Inc., Class A* ............       239,652
                                                                   -----------
                HEALTH CARE--2.5%
     2,900      America Service Group, Inc.* ...................        72,616
     3,500      Centene Corp.* .................................       116,760
     2,000      DaVita, Inc.* ..................................        84,480
     8,400      Genesis HealthCare Corp.* ......................       345,912
     6,800      Molina Healthcare, Inc.* .......................       305,184
     2,700      WellCare Health Plans, Inc.* ...................        84,753
       700      WellChoice, Inc.* ..............................        36,155
                                                                   -----------
                                                                     1,045,860
                                                                   -----------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                INSURANCE--0.6%
    14,100      Assured Guaranty, Ltd. .........................   $   267,054
                                                                   -----------
                INSURANCE - PROPERTY & CASUALTY--2.8%
    12,900      Bristol West Holdings, Inc. ....................       218,010
     2,100      Everest Re Group, Ltd. .........................       182,427
     5,765      IPC Holdings, Ltd. .............................       241,554
     8,100      Platinum Underwriters Holdings, Ltd. ...........       251,100
     9,400      PXRE Group, Ltd. ...............................       244,400
     2,800      Tower Group, Inc. ..............................        34,524
                                                                   -----------
                                                                     1,172,015
                                                                   -----------
                INTERNET CONTENT--1.9%
     9,100      Intermix Media, Inc.* ..........................        73,892
     3,700      Travelzoo, Inc.* ...............................       228,142
    15,200      United Online, Inc.* ...........................       164,920
    27,000      ValueClick, Inc.* ..............................       341,550
                                                                   -----------
                                                                       808,504
                                                                   -----------
                INTERNET SOFTWARE--2.1%
    13,300      ActivCard Corp.* ...............................        85,652
    25,049      Interwoven, Inc.* ..............................       227,194
    17,300      McAfee, Inc.* ..................................       400,149
    27,000      Opsware, Inc.* .................................       149,850
                                                                   -----------
                                                                       862,845
                                                                   -----------
                LEISURE & ENTERTAINMENT--2.4%
    14,800      Bluegreen Corp.* ...............................       365,264
     1,400      Dover Downs Gaming & Entertainment, Inc. .......        17,710
     8,950      Monarch Casino & Resort, Inc.* .................       343,411
     2,350      Sands Regent (The)* ............................        24,746
     6,900      Speedway Motorsports, Inc. .....................       256,680
                                                                   -----------
                                                                     1,007,811
                                                                   -----------
                MACHINERY--1.3%
       100      Cascade Corp. ..................................         3,590
     2,100      Manitowoc Co., Inc. (The) ......................        86,520
     8,100      Terex Corp.* ...................................       366,120
     5,400      Wabtec Corp. ...................................        99,414
                                                                   -----------
                                                                       555,644
                                                                   -----------
                MANUFACTURING--0.0%
       100      EnPro Industries, Inc.* ........................         2,793
                                                                   -----------
                MEDICAL & MEDICAL SERVICES--3.5%
     4,300      Digital Angel Corp.* ...........................        19,135
     9,600      Lincare Holdings, Inc.* ........................       389,568
     5,400      Pediatrix Medical Group, Inc.* .................       370,062


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                MEDICAL & MEDICAL SERVICES--(CONTINUED)
    12,300      Per-Se Technologies, Inc.* .....................   $   185,976
     4,000      Pharmaceutical Product
                Development, Inc.* .............................       170,600
    14,411      Ventiv Health, Inc.* ...........................       343,702
                                                                   -----------
                                                                     1,479,043
                                                                   -----------
                MEDICAL INSTRUMENTS & SUPPLIES--5.5%
     1,937      AngioDynamics, Inc.* ...........................        41,839
     5,850      Cantel Medical Corp.* ..........................       143,910
     7,700      Cepheid, Inc.* .................................        83,776
     1,300      CNS, Inc. ......................................        22,074
       500      CONMED Corp.* ..................................        14,805
     6,400      Dade Behring Holdings, Inc.* ...................       401,344
     1,000      Edwards Lifesciences Corp.* ....................        43,010
       400      Foxhollow Technologies, Inc.* ..................        11,020
     4,500      Haemonetics Corp.* .............................       186,660
     2,600      Hologic, Inc.* .................................        96,070
    13,400      Immucor, Inc.* .................................       398,047
     8,150      Intuitive Surgical, Inc.* ......................       384,273
     6,600      Lifecore Biomedical, Inc.* .....................       108,702
    16,000      PerkinElmer, Inc. ..............................       354,880
                                                                   -----------
                                                                     2,290,410
                                                                   -----------
                METALS--0.8%
     5,450      Quanex Corp. ...................................       320,733
                                                                   -----------
                MORTGAGE--2.7%
    10,450      Doral Financial Corp. ..........................       414,447
    14,800      Fremont General Corp. ..........................       372,072
     9,200      IndyMac Bancorp, Inc. ..........................       331,108
                                                                   -----------
                                                                     1,117,627
                                                                   -----------
                MULTIMEDIA/PUBLISHING--1.8%
     1,700      John Wiley & Sons, Inc., Class A ...............        59,075
     4,763      Pixar* .........................................       425,955
     4,700      R.H. Donnelley Corp.* ..........................       286,700
                                                                   -----------
                                                                       771,730
                                                                   -----------
                OIL & GAS EQUIPMENT & SERVICES--1.7%
     8,500      Cal Dive International, Inc.* ..................       431,630
     3,700      Dril-Quip, Inc.* ...............................       114,700
     2,700      Hydril* ........................................       162,189
       500      Lone Star Technologies, Inc.* ..................        22,655
                                                                   -----------
                                                                       731,174
                                                                   -----------
                OIL & GAS FIELD EXPLORATION--2.1%
     2,000      Atwood Oceanics, Inc.* .........................       137,500
     1,100      Goodrich Petroleum Corp.* ......................        24,827


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                OIL & GAS FIELD EXPLORATION--(CONTINUED)
     3,500      Meridian Resource Corp. (The)* .................   $    21,420
     7,800      Petroleum Development Corp.* ...................       341,952
       800      Todco, Class A* ................................        20,152
     4,500      Toreador Resources Corp.* ......................       109,440
     7,800      VAALCO Energy, Inc.* ...........................        37,986
     5,800      Vintage Petroleum, Inc. ........................       172,202
       400      W&T Offshore, Inc.* ............................         7,960
                                                                   -----------
                                                                       873,439
                                                                   -----------
                OIL REFINING--1.6%
     9,090      Giant Industries, Inc.* ........................       287,789
     2,400      Holly Corp. ....................................        90,480
     8,500      Tesoro Corp.* ..................................       313,905
                                                                   -----------
                                                                       692,174
                                                                   -----------
                PACKAGING--0.9%
     2,900      Graphic Packaging Corp.* .......................        17,603
       600      Greif, Inc., Class A ...........................        38,760
     5,100      Silgan Holdings, Inc. ..........................       339,048
                                                                   -----------
                                                                       395,411
                                                                   -----------
                PAPER & ALLIED PRODUCTS--0.0%
     1,100      Caraustar Industries, Inc.* ....................        15,719
                                                                   -----------
                PHARMACEUTICALS--3.1%
     2,374      Barrier Therapeutics, Inc.* ....................        40,904
    13,993      Connetics Corp.* ...............................       346,327
     4,600      DOV Pharmaceutical, Inc.* ......................        69,092
    17,100      First Horizon Pharmaceutical Corp.* ............       281,124
     3,200      Indevus Pharmaceuticals, Inc.* .................        13,632
     1,200      Inspire Pharmaceuticals, Inc.* .................         9,552
    18,800      LifeCell Corp.* ................................       162,620
    11,200      Medicis Pharmaceutical Corp., Class A ..........       386,848
       700      Prestige Brands Holdings, Inc.* ................        12,600
                                                                   -----------
                                                                     1,322,699
                                                                   -----------
                PRINTING--0.4%
     1,700      Consolidated Graphics, Inc.* ...................        88,485
     4,200      Stamps.com, Inc.* ..............................        76,730
                                                                   -----------
                                                                       165,215
                                                                   -----------
                REAL ESTATE--0.0%
       800      HouseValues, Inc.* .............................         9,568
                                                                   -----------
                REAL ESTATE INVESTMENT TRUSTS--2.8%
     4,400      CBL & Associates Properties, Inc. ..............       327,844
     6,200      Mills Corp. (The) ..............................       334,800
     3,300      SL Green Realty Corp. ..........................       186,054


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
       100      Tanger Factory Outlet Centers, Inc. ............   $     2,385
    11,400      Taubman Centers, Inc. ..........................       326,724
                                                                   -----------
                                                                     1,177,807
                                                                   -----------
                RESIDENTIAL CONSTRUCTION--3.7%
     1,400      Beazer Homes USA, Inc. .........................       240,688
     4,600      Brookfield Homes Corp. .........................       192,326
     2,600      M.D.C. Holdings, Inc. ..........................       207,012
       400      NVR, Inc.* .....................................       316,900
     4,200      Standard Pacific Corp. .........................       336,000
     7,200      WCI Communities, Inc.* .........................       249,840
                                                                   -----------
                                                                     1,542,766
                                                                   -----------
                RESTAURANTS--0.7%
    13,300      Denny's Corp.* .................................        62,643
     4,200      Domino's Pizza, Inc. ...........................        71,694
     7,900      Famous Dave's of America, Inc.* ................        88,164
     2,100      Jack in the Box, Inc.* .........................        75,390
                                                                   -----------
                                                                       297,891
                                                                   -----------
                RETAIL - SPECIALTY--6.9%
    12,900      7-Eleven, Inc.* ................................       324,048
     9,700      Abercrombie & Fitch Co., Class A ...............       520,890
     2,100      American Eagle Outfitters, Inc. ................       113,673
     9,500      Cato Corp. (The), Class A ......................       282,530
    11,498      Coldwater Creek, Inc.* .........................       318,610
     9,307      EZCORP, Inc., Class A* .........................       179,532
    14,400      Michaels Stores, Inc. ..........................       459,216
     1,100      PETCO Animal Supplies, Inc.* ...................        38,984
    11,400      Rent-A-Center, Inc.* ...........................       295,830
     1,600      Sonic Automotive, Inc. .........................        35,504
    15,700      Stein Mart, Inc.* ..............................       326,717
                                                                   -----------
                                                                     2,895,534
                                                                   -----------
                SAVINGS & LOAN ASSOCIATIONS--2.2%
     5,000      Downey Financial Corp. .........................       313,250
     4,600      FirstFed Financial Corp.* ......................       235,060
     1,400      ITLA Capital Corp.* ............................        69,832
     7,500      Sterling Financial Corp.* ......................       285,900
                                                                   -----------
                                                                       904,042
                                                                   -----------
                SCHOOLS--1.3%
     8,900      Career Education Corp.* ........................       303,935
     8,400      Education Management Corp.* ....................       246,288
                                                                   -----------
                                                                       550,223
                                                                   -----------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                SEMICONDUCTORS--4.1%
     2,900      AMIS Holdings, Inc.* ...........................   $    32,625
       600      Cascade Microtech, Inc.* .......................         6,534
     7,600      DSP Group, Inc.* ...............................       191,330
    12,600      Emulex Corp.* ..................................       212,940
     2,054      IXYS Corp.* ....................................        21,238
    28,100      MEMC Electronic Materials, Inc.* ...............       364,738
    12,400      Photronics, Inc.* ..............................       230,392
     1,700      PortalPlayer, Inc.* ............................        39,134
     8,500      Tessera Technologies, Inc.* ....................       346,290
     1,300      Virage Logic Corp.* ............................        17,199
    16,300      Volterra Semiconductor Corp.* ..................       239,610
                                                                   -----------
                                                                     1,702,030
                                                                   -----------
                SERVICES - MANAGEMENT CONSULTING--0.8%
    18,624      DiamondCluster International, Inc.* ............       319,029
                                                                   -----------
                STEEL--1.4%
     6,800      Oregon Steel Mills, Inc.* ......................       197,948
     9,100      Schnitzer Steel Industries, Inc., Class A ......       369,642
                                                                   -----------
                                                                       567,590
                                                                   -----------
                TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.9%
     8,800      Catapult Communications Corp.* .................       211,200
    20,500      Crown Castle International Corp.* ..............       334,970
    30,300      SBA Communications Corp., Class A* .............       263,610
                                                                   -----------
                                                                       809,780
                                                                   -----------
                TOBACCO--0.8%
     3,100      DIMON, Inc. ....................................        20,088
     9,000      Loews Corp. - Carolina Group ...................       294,660
     3,900      Star Scientific, Inc.* .........................        22,464
                                                                   -----------
                                                                       337,212
                                                                   -----------
                TOYS--0.7%
    15,650      JAKKS Pacific, Inc.* ...........................       309,401
                                                                   -----------
                TRANSPORTATION--4.2%
     1,900      Arkansas Best Corp. ............................        82,118
     6,700      CNF, Inc. ......................................       307,329
     4,000      Dynamex, Inc.* .................................        75,600
    15,951      Heartland Express, Inc. ........................       328,750
     1,980      Hub Group, Inc., Class A* ......................       115,137
     6,700      OMI Corp. ......................................       140,231
     2,500      Overnite Corp. .................................        84,925
     5,600      Overseas Shipholding Group, Inc. ...............       364,672
     4,600      Yellow Roadway Corp.* ..........................       265,650
                                                                   -----------
                                                                     1,764,412
                                                                   -----------


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                UTILITIES--0.2%
     2,900      Westar Energy, Inc. ............................   $    66,642
                                                                   -----------
                Total Common Stocks
                   (Cost $36,709,783) ..........................    40,417,087
                                                                   -----------

  PRINCIPAL
AMOUNT (000'S)
--------------
                REPURCHASE AGREEMENTS--4.9%
    $  598      Bear, Stearns & Co. Inc.
                   (Agreement dated 02/28/05 to be
                   repurchased at $597,800),
                   1.31%, 03/01/05 (Note 6)** ..................       597,778
     1,448      Bear, Stearns & Co. Inc.
                   (Agreement dated 02/28/05 to be
                   repurchased at $1,447,826),
                   2.60%, 03/01/05 (Note 7) ....................     1,447,722
                                                                   -----------
                Total Repurchase Agreements
                   (Cost $2,045,500) ...........................     2,045,500
                                                                   -----------
Total Investments -- 101.2%
   (Cost $38,755,283) ..........................................    42,462,587
                                                                   -----------
Liabilities in Excess of Other Assets -- (1.2)% ................      (481,815)
                                                                   -----------
Net Assets -- 100.0% ...........................................   $41,980,772
                                                                   ===========
-----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan.







The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                COMMON STOCKS--97.7%
                AEROSPACE & DEFENSE--2.4%
     2,600      General Dynamics Corp. .........................   $   273,910
     3,700      Northrop Grumman Corp. .........................       195,730
     6,400      United Defense Industries, Inc. ................       350,208
                                                                   -----------
                                                                       819,848
                                                                   -----------
                APPAREL--1.1%
     6,200      V.F. Corp. .....................................       370,512
                                                                   -----------
                AUTOMOBILE PARTS & EQUIPMENT--0.6%
    13,400      Dana Corp. .....................................       193,228
                                                                   -----------
                BANKS--5.7%
    12,800      Associated Banc-Corp ...........................       410,368
     4,300      City National Corp. ............................       294,335
     8,100      Compass Bancshares, Inc. .......................       367,821
     4,600      SunTrust Banks, Inc. ...........................       333,224
     5,300      Synovus Financial Corp. ........................       143,948
     6,000      UnionBanCal Corp. ..............................       371,400
                                                                   -----------
                                                                     1,921,096
                                                                   -----------
                BEVERAGES--0.9%
    13,300      PepsiAmericas, Inc. ............................       302,575
                                                                   -----------
                BUILDING & BUILDING MATERIALS--1.1%
     6,100      Lafarge North America, Inc. ....................       374,784
                                                                   -----------
                CHEMICALS - DIVERSIFIED--2.2%
     5,200      Dow Chemical Co. (The) .........................       286,780
     1,900      Huntsman Corp.* ................................        54,264
    11,200      Westlake Chemical Corp. ........................       388,416
                                                                   -----------
                                                                       729,460
                                                                   -----------
                CHEMICALS - SPECIALTY--2.2%
     7,400      Lubrizol Corp. (The) ...........................       315,462
     1,800      RPM International, Inc. ........................        33,714
     8,400      Sherwin-Williams Co. (The) .....................       372,120
                                                                   -----------
                                                                       721,296
                                                                   -----------
                COMMERCIAL SERVICES--0.5%
     3,900      Alliance Data Systems Corp.* ...................       153,855
                                                                   -----------
                COMPUTER NETWORKING PRODUCTS--2.2%
    25,600      EMC Corp.* .....................................       324,096
    13,600      Network Appliance, Inc.* .......................       408,136
                                                                   -----------
                                                                       732,232
                                                                   -----------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                COMPUTER SERVICES--1.8%
    17,100      Ingram Micro, Inc., Class A* ...................   $   306,432
     7,000      Tech Data Corp.* ...............................       286,930
                                                                   -----------
                                                                       593,362
                                                                   -----------
                COMPUTER SOFTWARE--4.0%
    10,700      Autodesk, Inc. .................................       318,004
     6,900      Citrix Systems, Inc.* ..........................       155,250
    11,600      Computer Associates International, Inc. ........       314,244
    37,400      Compuware Corp.* ...............................       252,824
    16,600      Synopsys, Inc.* ................................       300,460
                                                                   -----------
                                                                     1,340,782
                                                                   -----------
                CONSUMER PRODUCTS--2.5%
     3,400      Black & Decker Corp. (The) .....................       281,928
     4,900      Fortune Brands, Inc. ...........................       396,900
     1,300      Harman International Industries, Inc. ..........       145,821
                                                                   -----------
                                                                       824,649
                                                                   -----------
                DATA PROCESSING--1.1%
     8,100      NAVTEQ Corp.* ..................................       353,970
                                                                   -----------
                DRILLING OIL & GAS WELLS--0.4%
     2,800      Transocean, Inc.* ..............................       135,744
                                                                   -----------
                ELECTRONIC COMPONENTS & ACCESSORIES--1.4%
     8,500      Amphenol Corp., Class A ........................       339,150
     4,600      Jabil Circuit, Inc.* ...........................       118,266
                                                                   -----------
                                                                       457,416
                                                                   -----------
                ENERGY--1.7%
     7,400      TXU Corp. ......................................       564,250
                                                                   -----------
                FINANCIAL SERVICES--3.2%
    10,400      CIT Group, Inc. ................................       419,640
     4,700      First Marblehead Corp. (The)* ..................       326,885
    12,500      MBNA Corp. .....................................       317,125
                                                                   -----------
                                                                     1,063,650
                                                                   -----------
                FOOD--1.0%
    10,800      Hormel Foods Corp. .............................       336,420
                                                                   -----------
                HEALTH CARE--0.7%
     1,700      Caremark Rx, Inc.* .............................        65,076
     1,600      Coventry Health Care, Inc.* ....................       100,960
     1,900      Humana, Inc.* ..................................        63,213
                                                                   -----------
                                                                       229,249
                                                                   -----------


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                HOME FURNISHINGS--1.0%
    16,900      Tempur-Pedic International, Inc.* ..............   $   323,635
                                                                   -----------
                INSURANCE--0.8%
     7,600      Nationwide Financial Services, Inc., Class A ...       279,680
                                                                   -----------
                INSURANCE - PROPERTY & CASUALTY--4.3%
     7,400      ACE, Ltd. ......................................       329,004
     6,600      Allstate Corp. (The) ...........................       354,288
       500      Everest Re Group, Ltd. .........................        43,435
     8,000      IPC Holdings, Ltd. .............................       335,200
    15,300      Old Republic International Corp. ...............       367,047
                                                                   -----------
                                                                     1,428,974
                                                                   -----------
                INTERNET SOFTWARE--1.3%
    16,900      McAfee, Inc.* ..................................       390,897
     1,700      Symantec Corp.* ................................        37,417
                                                                   -----------
                                                                       428,314
                                                                   -----------
                LEISURE & ENTERTAINMENT--0.6%
     3,200      Penn National Gaming, Inc.* ....................       193,152
                                                                   -----------
                MEDICAL & MEDICAL SERVICES--1.8%
     5,900      Cardinal Health, Inc. ..........................       345,445
     6,000      Lincare Holdings, Inc.* ........................       243,480
                                                                   -----------
                                                                       588,925
                                                                   -----------
                MEDICAL INSTRUMENTS & SUPPLIES--4.8%
     6,400      Becton, Dickinson & Co. ........................       383,168
     4,800      Dade Behring Holdings, Inc.* ...................       301,008
     2,400      Hillenbrand Industries, Inc. ...................       135,384
    11,900      McKesson Corp. .................................       444,346
    15,700      PerkinElmer, Inc. ..............................       348,226
                                                                   -----------
                                                                     1,612,132
                                                                   -----------
                METALS--0.9%
     4,100      Precision Castparts Corp. ......................       308,566
                                                                   -----------
                MORTGAGE--1.1%
     9,000      Doral Financial Corp. ..........................       356,940
                                                                   -----------
                MULTIMEDIA/PUBLISHING--1.8%
     2,900      McGraw-Hill Cos., Inc. (The) ...................       266,365
     3,800      Pixar* .........................................       339,834
                                                                   -----------
                                                                       606,199
                                                                   -----------
                OFFICE & BUSINESS EQUIPMENT--2.3%
     5,900      Avery Dennison Corp. ...........................       358,130
     8,700      Pitney Bowes, Inc. .............................       398,982
                                                                   -----------
                                                                       757,112
                                                                   -----------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                OIL & GAS EQUIPMENT & SERVICES--1.0%
     6,700      Cal Dive International, Inc.* ..................   $   340,226
                                                                   -----------
                OIL & GAS FIELD EXPLORATION--2.0%
     3,400      Burlington Resources, Inc. .....................       168,742
     9,500      Unocal Corp. ...................................       513,950
                                                                   -----------
                                                                       682,692
                                                                   -----------
                OIL REFINING--1.1%
    10,100      Tesoro Corp.* ..................................       372,993
                                                                   -----------
                PHARMACEUTICALS--2.2%
     6,700      AmerisourceBergen Corp. ........................       401,330
    10,200      Medicis Pharmaceutical Corp., Class A ..........       352,308
                                                                   -----------
                                                                       753,638
                                                                   -----------
                REAL ESTATE INVESTMENT TRUSTS--4.7%
     4,600      CBL & Associates Properties, Inc. ..............       342,746
    11,800      General Growth Properties, Inc. ................       411,820
     6,500      Mills Corp. (The) ..............................       351,000
     7,300      Simon Property Group, Inc. .....................       452,308
                                                                   -----------
                                                                     1,557,874
                                                                   -----------
                RESIDENTIAL CONSTRUCTION--2.3%
     7,500      Lennar Corp., Class A ..........................       456,150
       400      NVR, Inc.* .....................................       316,900
                                                                   -----------
                                                                       773,050
                                                                   -----------
                RESTAURANTS--1.0%
    10,200      McDonald's Corp. ...............................       337,416
                                                                   -----------
                RETAIL - DISCOUNT--1.0%
     3,500      Kmart Holding Corp.* ...........................       341,145
                                                                   -----------
                RETAIL - SPECIALTY--5.7%
    15,100      7-Eleven, Inc.* ................................       379,312
    11,700      Barnes & Noble, Inc.* ..........................       399,672
     3,600      Federated Department Stores, Inc. ..............       203,220
    11,500      Michaels Stores, Inc. ..........................       366,735
     3,500      Office Depot, Inc.* ............................        67,375
     8,700      PETCO Animal Supplies, Inc.* ...................       308,328
     5,800      Staples, Inc. ..................................       182,816
                                                                   -----------
                                                                     1,907,458
                                                                   -----------
                SAVINGS & LOAN ASSOCIATIONS--1.6%
    15,300      North Fork Bancorporation, Inc. ................       440,793
     2,400      Webster Financial Corp. ........................       105,120
                                                                   -----------
                                                                       545,913
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                SCHOOLS--0.2%
     2,755      Education Management Corp.* ....................   $    80,776
                                                                   -----------
                SEMICONDUCTORS--1.1%
    11,800      Lam Research Corp.* ............................       370,992
                                                                   -----------
                SERVICES - MANAGEMENT CONSULTING--0.3%
     4,100      Accenture, Ltd., Class A* ......................       104,755
                                                                   -----------
                TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.1%
    22,700      Crown Castle International Corp.* ..............       370,918
                                                                   -----------
                TOBACCO--1.0%
    10,400      Loews Corp. - Carolina Group ...................       340,496
                                                                   -----------
                TOYS--0.9%
    17,200      Marvel Enterprises, Inc.* ......................       303,064
                                                                   -----------
                TRANSPORTATION--4.9%
     1,300      Burlington Northern Santa Fe Corp. .............        65,351
     7,600      CNF, Inc. ......................................       348,612
    10,600      CSX Corp. ......................................       437,886
     8,100      Laidlaw International, Inc.* ...................       186,300
     6,200      Norfolk Southern Corp. .........................       222,518
     6,000      Overseas Shipholding Group, Inc. ...............       390,720
                                                                   -----------
                                                                     1,651,387
                                                                   -----------
                UTILITIES--6.0%
    14,000      AES Corp. (The)* ...............................       234,360
     9,300      DTE Energy Co. .................................       411,246
     1,100      Equitable Resources, Inc. ......................        65,285
    13,100      MDU Resources Group, Inc. ......................       353,307
     8,700      Northeast Utilities ............................       162,429
    12,200      ONEOK, Inc. ....................................       357,460
     2,100      Pepco Holdings, Inc. ...........................        46,284
       400      Sempra Energy ..................................        16,000
    15,600      Westar Energy, Inc. ............................       358,488
                                                                   -----------
                                                                     2,004,859
                                                                   -----------
                WHOLESALE - DISTRIBUTION--2.2%
    11,100      SUPERVALU, Inc. ................................       352,647
     5,900      W.W. Grainger, Inc. ............................       370,402
                                                                   -----------
                                                                       723,049
                                                                   -----------
                Total Common Stocks
                  (Cost $30,599,651) ...........................    32,664,708
                                                                   -----------


--------------------------------------------------------------------------------
  PRINCIPAL                                                           VALUE
AMOUNT (000'S)                                                       (NOTE 1)
--------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS--2.3%
      $330      Bear, Stearns & Co. Inc.
                  (Agreement dated 02/28/05 to be
                  repurchased at $329,550),
                  1.31%, 03/01/05 (Note 6)** ...................   $   329,538
       460      Bear, Stearns & Co. Inc.
                  (Agreement dated 02/28/05 to be
                  repurchased at $459,569),
                  2.60%, 03/01/05 (Note 7) .....................       459,536
                                                                   -----------
                Total Repurchase Agreements
                  (Cost $789,074) ..............................       789,074
                                                                   -----------
 Total Investments -- 100.0%
   (Cost $31,388,725) ..........................................    33,453,782
                                                                   -----------
 Liabilities in Excess of Other Assets -- 0% ...................       (14,336)
                                                                   -----------
 Net Assets -- 100.0% ..........................................   $33,439,446
                                                                   ===========

-----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan.



The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                COMMON STOCKS--97.9%
                AEROSPACE & DEFENSE--1.6%
    48,364      Innovative Solutions and Support, Inc.* ........  $  1,445,116
    47,300      United Defense Industries, Inc. ................     2,588,256
                                                                  ------------
                                                                     4,033,372
                                                                  ------------
                AIRLINES--1.4%
    62,100      Alaska Air Group, Inc.* ........................     1,761,156
   131,100      ExpressJet Holdings, Inc.* .....................     1,468,320
    34,500      World Air Holdings, Inc.* ......................       232,875
                                                                  ------------
                                                                     3,462,351
                                                                  ------------
                APPAREL--0.4%
    14,300      Cherokee, Inc. .................................       514,371
    33,100      Hartmarx Corp.* ................................       275,392
    12,000      Russell Corp. ..................................       217,080
       600      UniFirst Corp.-MA ..............................        24,348
                                                                  ------------
                                                                     1,031,191
                                                                  ------------
                AUTOMOBILE PARTS & EQUIPMENT--0.7%
    34,900      Dana Corp. .....................................       503,258
    89,519      Dura Automotive Systems, Inc., Class A* ........       649,013
    36,400      Titan International, Inc. ......................       527,436
                                                                  ------------
                                                                     1,679,707
                                                                  ------------
                BANKS--4.1%
    27,422      Banner Corp. ...................................       810,320
    20,376      Cathay General Bancorp .........................       734,351
    36,254      Center Financial Corp. .........................       808,464
   108,175      CVB Financial Corp. ............................     2,022,872
     3,300      First State Bancorporation .....................       116,952
    65,183      Glacier Bancorp, Inc. ..........................     2,063,694
    33,068      Independent Bank Corp.-MA ......................       975,837
    33,400      MBT Financial Corp. ............................       684,700
    40,889      Mid-State Bancshares ...........................     1,082,332
    44,288      Nara Bancorp, Inc. .............................       864,502
                                                                  ------------
                                                                    10,164,024
                                                                  ------------
                BUILDING & BUILDING MATERIALS--0.9%
     2,900      Eagle Materials, Inc. ..........................       242,237
    24,800      Interline Brands, Inc.* ........................       461,280
    93,500      Perini Corp.* ..................................     1,492,260
                                                                  ------------
                                                                     2,195,777
                                                                  ------------
                CHEMICALS - DIVERSIFIED--1.3%
    92,000      Westlake Chemical Corp. ........................     3,190,560
                                                                  ------------
                CHEMICALS - SPECIALTY--0.1%
    19,800      Crompton Corp. .................................       271,260
                                                                  ------------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                COMMERCIAL SERVICES--0.6%
    31,420      McGrath Rentcorp ...............................  $  1,354,516
     8,200      Wright Express Corp.* ..........................       146,698
                                                                  ------------
                                                                     1,501,214
                                                                  ------------
                COMPUTER COMPONENTS--0.8%
    82,725      Komag, Inc.* ...................................     1,666,909
    17,600      Western Digital Corp.* .........................       198,176
                                                                  ------------
                                                                     1,865,085
                                                                  ------------
                COMPUTER NETWORKING PRODUCTS--0.6%
    78,400      Ixia* ..........................................     1,411,984
                                                                  ------------
                COMPUTER SERVICES--1.1%
    73,400      Agilysys, Inc. .................................     1,384,324
    34,800      Tech Data Corp.* ...............................     1,426,452
                                                                  ------------
                                                                     2,810,776
                                                                  ------------
                COMPUTER SOFTWARE--1.9%
     4,100      American Reprographics Co.* ....................        59,245
    44,700      ANSYS, Inc.* ...................................     1,607,412
    43,403      Blackbaud, Inc. ................................       502,173
    30,100      MICROS Systems, Inc.* ..........................       976,143
    77,580      Synopsys, Inc.* ................................     1,404,198
                                                                  ------------
                                                                     4,549,171
                                                                  ------------
                CONSUMER PRODUCTS--1.6%
   123,800      American Greetings Corp., Class A ..............     3,049,194
    48,200      Department 56, Inc.* ...........................       796,264
                                                                  ------------
                                                                     3,845,458
                                                                  ------------
                CORRECTIONAL REHABILITATION--0.6%
    49,300      Geo Group, Inc. (The)* .........................     1,415,403
                                                                  ------------
                DATA PROCESSING--0.2%
    92,485      Innodata Isogen, Inc.* .........................       398,610
                                                                  ------------
                ELECTRICAL EQUIPMENT--0.6%
    43,700      WESCO International, Inc.* .....................     1,570,141
                                                                  ------------
                ELECTRONIC COMPONENTS & ACCESSORIES--0.9%
    59,800      Macrovision Corp.* .............................     1,450,150
    23,171      Rofin-Sinar Technologies, Inc.* ................       849,217
                                                                  ------------
                                                                     2,299,367
                                                                  ------------
                ENGINEERING--0.9%
    16,200      Michael Baker Corp.* ...........................       366,930
    64,700      URS Corp.* .....................................     1,865,948
                                                                  ------------
                                                                     2,232,878
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                FINANCIAL SERVICES--2.0%
    53,200      BISYS Group, Inc. (The)* .......................  $    788,424
    42,100      Calamos Asset Management, Inc., Class A ........     1,193,956
    53,400      CompuCredit Corp.* .............................     1,597,728
     3,700      Nicholas Financial, Inc. .......................        58,127
     4,100      optionsXpress Holdings, Inc.* ..................        70,725
    43,700      World Acceptance Corp.* ........................     1,193,010
                                                                  ------------
                                                                     4,901,970
                                                                  ------------
                FOOD & AGRICULTURE--1.0%
    64,317      Nash Finch Co. .................................     2,547,596
                                                                  ------------
                FUNERAL SERVICES--0.2%
    91,117      Stewart Enterprises, Inc., Class A* ............       577,682
                                                                  ------------
                HEALTH CARE--1.3%
    44,975      Genesis HealthCare Corp.* ......................     1,852,071
    28,700      Molina Healthcare, Inc.* .......................     1,288,056
                                                                  ------------
                                                                     3,140,127
                                                                  ------------
                INSURANCE--1.2%
   161,400      Assured Guaranty, Ltd. .........................     3,056,916
                                                                  ------------
                INSURANCE - HEALTH & LIFE--0.8%
    36,000      AmerUs Group Co. ...............................     1,732,680
    18,700      Phoenix Cos., Inc. (The) .......................       239,734
                                                                  ------------
                                                                     1,972,414
                                                                  ------------
                INSURANCE - PROPERTY & CASUALTY--4.9%
     7,200      Affirmative Insurance Holdings, Inc. ...........       119,016
   149,500      Bristol West Holdings, Inc. ....................     2,526,550
    23,100      Capital Title Group, Inc. ......................       145,530
    67,523      IPC Holdings, Ltd. .............................     2,829,214
    95,700      Platinum Underwriters Holdings, Ltd. ...........     2,966,700
   105,400      PXRE Group, Ltd. ...............................     2,740,400
    31,756      Tower Group, Inc. ..............................       391,551
    13,486      United America Indemnity, Ltd., Class A* .......       246,119
     2,702      United Fire & Casualty Co. .....................        85,843
                                                                  ------------
                                                                    12,050,923
                                                                  ------------
                INTERNET CONTENT--0.2%
    37,400      United Online, Inc.* ...........................       405,790
                                                                  ------------
                INTERNET SOFTWARE--0.6%
    16,576      ActivCard Corp.* ...............................       106,749
   164,000      Interwoven, Inc.* ..............................     1,487,480
                                                                  ------------
                                                                     1,594,229
                                                                  ------------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                LEISURE & ENTERTAINMENT--2.7%
    68,200      Bluegreen Corp.* ...............................  $  1,683,176
    72,100      Dover Downs Gaming & Entertainment, Inc. .......       912,065
    26,000      Monarch Casino & Resort, Inc.* .................       997,620
    18,500      Sands Regent (The)* ............................       194,805
    77,500      Speedway Motorsports, Inc. .....................     2,883,000
                                                                  ------------
                                                                     6,670,666
                                                                  ------------
                MACHINERY--2.1%
     2,500      Alamo Group, Inc. ..............................        61,750
     9,600      Cascade Corp. ..................................       344,640
     7,100      JLG Industries, Inc. ...........................       151,940
    24,100      Manitowoc Co., Inc. (The) ......................       992,920
     6,300      Sauer-Danfoss, Inc. ............................       134,820
    47,600      Terex Corp.* ...................................     2,151,520
    68,900      Wabtec Corp. ...................................     1,268,449
                                                                  ------------
                                                                     5,106,039
                                                                  ------------
                MANUFACTURING--0.9%
    11,000      Albany International Corp., Class A ............       354,750
    19,900      CIRCOR International, Inc. .....................       497,500
    17,600      EnPro Industries, Inc.* ........................       491,568
     4,900      Kennametal, Inc. ...............................       240,492
     6,800      Penn Engineering & Manufacturing Corp. .........       124,100
    12,700      Walter Industries, Inc. ........................       487,299
                                                                  ------------
                                                                     2,195,709
                                                                  ------------
                MEDICAL & MEDICAL SERVICES--1.3%
    19,400      American Retirement Corp.* .....................       250,260
    21,500      Pediatrix Medical Group, Inc.* .................     1,473,395
    95,100      Per-Se Technologies, Inc.* .....................     1,437,912
                                                                  ------------
                                                                     3,161,567
                                                                  ------------
                MEDICAL INSTRUMENTS & SUPPLIES--1.4%
    30,000      Cantel Medical Corp.* ..........................       738,000
    45,900      CNS, Inc. ......................................       779,382
    19,714      Dade Behring Holdings, Inc.* ...................     1,236,265
    15,100      Hologic, Inc.* .................................       557,945
     2,600      Intuitive Surgical, Inc.* ......................       122,590
                                                                  ------------
                                                                     3,434,182
                                                                  ------------
                METALS--1.7%
    37,364      NN, Inc. .......................................       402,784
    63,200      Quanex Corp. ...................................     3,719,320
                                                                  ------------
                                                                     4,122,104
                                                                  ------------
                MORTGAGE--1.2%
    81,700      IndyMac Bancorp, Inc. ..........................     2,940,383
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                MULTIMEDIA/PUBLISHING--0.8%
    30,500      R.H. Donnelley Corp.* ..........................  $  1,860,500
                                                                  ------------
                OIL & GAS EQUIPMENT & SERVICES--2.3%
    18,600      Dril-Quip, Inc.* ...............................       576,600
    11,600      Gulf Island Fabrication, Inc. ..................       279,212
     2,200      Hydril* ........................................       132,154
    27,500      Lone Star Technologies, Inc.* ..................     1,246,025
    37,700      Mitcham Industries, Inc.* ......................       263,146
    79,700      Northwest Natural Gas Co. ......................     2,903,471
     7,900      Superior Energy Services, Inc.* ................       151,522
                                                                  ------------
                                                                     5,552,130
                                                                  ------------
                OIL & GAS FIELD EXPLORATION--2.6%
     4,500      Cabot Oil & Gas Corp. ..........................       251,955
    60,800      Meridian Resource Corp. (The)* .................       372,096
    36,100      Petroleum Development Corp.* ...................     1,582,624
    10,100      Todco, Class A* ................................       254,419
    53,800      VAALCO Energy, Inc.* ...........................       262,006
   125,000      Vintage Petroleum, Inc. ........................     3,711,250
     2,500      W&T Offshore, Inc.* ............................        49,750
                                                                  ------------
                                                                     6,484,100
                                                                  ------------
                OIL REFINING--2.2%
    12,600      Giant Industries, Inc.* ........................       398,916
    67,600      Holly Corp. ....................................     2,548,520
    67,900      Tesoro Corp.* ..................................     2,507,547
                                                                  ------------
                                                                     5,454,983
                                                                  ------------
                PACKAGING--1.9%
    22,300      Greif, Inc., Class A ...........................     1,440,580
    48,913      Silgan Holdings, Inc. ..........................     3,251,736
                                                                  ------------
                                                                     4,692,316
                                                                  ------------
                PAPER & ALLIED PRODUCTS--0.4%
    60,420      Caraustar Industries, Inc.* ....................       863,402
                                                                  ------------
                PHARMACEUTICALS--1.3%
     5,600      First Horizon Pharmaceutical Corp.* ............        92,064
    86,300      Medicis Pharmaceutical Corp., Class A ..........     2,980,802
     4,100      Prestige Brands Holdings, Inc.* ................        73,800
                                                                  ------------
                                                                     3,146,666
                                                                  ------------
               PRINTING--1.1%
    26,300      Consolidated Graphics, Inc.* ...................     1,368,915
    71,000      Ennis, Inc. ....................................     1,212,680
                                                                  ------------
                                                                     2,581,595
                                                                  ------------


--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS--11.8%
   167,100      Associated Estates Realty Corp. ................  $  1,647,606
    95,975      Capital Automotive REIT ........................     3,195,968
    40,600      CBL & Associates Properties, Inc. ..............     3,025,106
    69,800      Colonial Properties Trust ......................     2,540,022
   134,800      Digital Realty Trust, Inc. .....................     1,931,684
   193,700      HRPT Properties Trust ..........................     2,456,116
   201,700      Innkeepers USA Trust ...........................     2,692,695
    42,300      LTC Properties, Inc. ...........................       762,246
    10,200      Mid-America Apartment Communities, Inc. ........       383,112
    28,800      PS Business Parks, Inc.-CA .....................     1,195,200
    51,400      SL Green Realty Corp. ..........................     2,897,932
   119,300      Tanger Factory Outlet Centers, Inc. ............     2,845,305
   114,500      Taubman Centers, Inc. ..........................     3,281,570
                                                                  ------------
                                                                    28,854,562
                                                                  ------------
                REAL ESTATE MANAGEMENT--0.7%
    48,600      W. P. Carey & Co. LLC ..........................     1,643,652
                                                                  ------------
                RESIDENTIAL CONSTRUCTION--3.4%
     8,700      Beazer Homes USA, Inc. .........................     1,495,704
    65,800      Brookfield Homes Corp. .........................     2,751,098
    33,000      Standard Pacific Corp. .........................     2,640,000
    44,600      WCI Communities, Inc.* .........................     1,547,620
                                                                  ------------
                                                                     8,434,422
                                                                  ------------
                RESTAURANTS--0.5%
    42,900      Domino's Pizza, Inc. ...........................       732,303
    12,100      Jack in the Box, Inc.* .........................       434,390
                                                                  ------------
                                                                     1,166,693
                                                                  ------------
                RETAIL - SPECIALTY--1.9%
    25,900      Asbury Automotive Group, Inc.* .................       393,680
    54,000      Books-A-Million, Inc. ..........................       481,140
    62,500      Cato Corp. (The), Class A ......................     1,858,750
    56,000      Rent-A-Center, Inc.* ...........................     1,453,200
    23,500      REX Stores Corp.* ..............................       331,585
     4,500      Sonic Automotive, Inc. .........................        99,855
                                                                  ------------
                                                                     4,618,210
                                                                  ------------
                SAVINGS & LOAN ASSOCIATIONS--5.2%
    79,600      Commercial Capital Bancorp, Inc. ...............     1,719,360
    54,900      Downey Financial Corp. .........................     3,439,485
    34,700      FirstFed Financial Corp.* ......................     1,773,170
    18,466      ITLA Capital Corp.* ............................       921,084
    72,399      MAF Bancorp, Inc. ..............................     3,155,872
    46,300      Sterling Financial Corp.* ......................     1,764,956
                                                                  ------------
                                                                    12,773,927
                                                                  ------------

The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
   SHARES                                                            (NOTE 1)
--------------------------------------------------------------------------------
                SCHOOLS--0.1%
    12,510      Education Management Corp.* ....................  $    366,793
                                                                  ------------
                SEMICONDUCTORS--2.2%
     3,800      Cascade Microtech, Inc.* .......................        41,382
    42,900      DSP Group, Inc.* ...............................     1,080,007
    94,400      Emulex Corp.* ..................................     1,595,360
   116,500      MEMC Electronic Materials, Inc.* ...............     1,512,170
    52,594      Photronics, Inc.* ..............................       977,197
     4,800      Siliconix, Inc.* ...............................       136,176
                                                                  ------------
                                                                     5,342,292
                                                                  ------------
                SERVICES - MANAGEMENT CONSULTING--0.1%
    10,400      Huron Consulting Group, Inc.* ..................       234,208
                                                                  ------------
                STEEL--2.8%
    24,562      Northwest Pipe Co.* ............................       594,892
    86,800      Oregon Steel Mills, Inc.* ......................     2,526,748
    83,700      Schnitzer Steel Industries, Inc., Class A ......     3,399,894
    19,700      Shiloh Industries, Inc.* .......................       324,459
                                                                  ------------
                                                                     6,845,993
                                                                  ------------
                TELECOMMUNICATIONS EQUIPMENT & SERVICES--0.7%
     8,182      Brightpoint, Inc.* .............................       147,440
    29,000      Catapult Communications Corp.* .................       696,000
    15,054      CT Communications, Inc. ........................       167,852
    65,250      EFJ, Inc.* .....................................       561,150
    29,300      MasTec, Inc.* ..................................       266,337
                                                                  ------------
                                                                     1,838,779
                                                                  ------------
                TOBACCO--0.1%
     3,900      Loews Corp. - Carolina Group ...................       127,686
                                                                  ------------
                TOYS--0.7%
    82,800      JAKKS Pacific, Inc.* ...........................     1,636,956
                                                                  ------------
                TRANSPORTATION--5.8%
    11,700      Arkansas Best Corp. ............................       505,674
    66,100      CNF, Inc. ......................................     3,032,007
    45,500      Dynamex, Inc.* .................................       859,950
   118,450      Heartland Express, Inc. ........................     2,441,254
    12,800      Hub Group, Inc., Class A* ......................       744,320
    11,300      Laidlaw International, Inc.* ...................       259,900
    28,900      OMI Corp. ......................................       604,877
    53,072      Overnite Corp. .................................     1,802,856
    59,700      Overseas Shipholding Group, Inc. ...............     3,887,664
                                                                  ------------
                                                                    14,138,502
                                                                  ------------


--------------------------------------------------------------------------------
                                                                      VALUE
 SHARES/UNITS                                                        (NOTE 1)
--------------------------------------------------------------------------------
                UTILITIES--5.5%
    88,100      Avista Corp. ...................................  $  1,606,944
   116,800      CMS Energy Corp.* ..............................     1,417,952
    63,400      Energen Corp. ..................................     4,089,300
     8,700      National Fuel Gas Co. ..........................       246,384
     7,800      Northeast Utilities ............................       145,626
    58,500      UGI Corp. ......................................     2,617,875
   134,200      Westar Energy, Inc. ............................     3,083,916
    12,000      WGL Holdings, Inc. .............................       368,400
                                                                  ------------
                                                                    13,576,397
                                                                  ------------
                Total Common Stocks
                (Cost $222,352,112) ............................   240,041,390
                                                                  ------------
                WARRANTS--0.0%
                SAVINGS & LOAN ASSOCIATIONS--0.0%
     4,100      Dime Community Bancshares,
                   Litigation Tracking Warrants*
                   (Cost $768) .................................           574
                                                                  ------------


  PRINCIPAL
AMOUNT (000'S)
--------------
                REPURCHASE AGREEMENTS--1.9%
    $2,538      Bear, Stearns & Co. Inc.
                   (Agreement dated 02/28/05 to be
                   repurchased at $2,537,913),
                   1.31%, 03/01/05 (Note 6)** ..................     2,537,821
     2,066      Bear, Stearns & Co. Inc.
                   (Agreement dated 02/28/05 to be
                   repurchased at $2,066,577),
                   2.60%, 03/01/05 (Note 7) ....................     2,066,428
                                                                  ------------
                Total Repurchase Agreements
                   (Cost $4,604,249) ...........................     4,604,249
                                                                  ------------
Total Investments -- 99.8%
   (Cost $226,957,129) .........................................   244,646,213
                                                                  ------------
Other Assets in Excess of Liabilities -- 0.2% ..................       378,721
                                                                  ------------
Net Assets -- 100.0% ...........................................  $245,024,934
                                                                  ============

-----------
*  Non-income producing.
** Investment purchased with cash collateral received for securities on loan.


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                       EMERGING GROWTH        GROWTH            MID CAP        SMALL CAP VALUE
                                                            FUND               FUND               FUND               FUND
                                                       ---------------      -----------       -----------      ---------------
ASSETS
   Investments, at value including collateral
      for securities on loan (Note 6)
      (Cost -- $141,310,774, $38,755,283,
      $31,388,725 and $226,957,129
      respectively) ...............................      $153,881,745       $42,462,587       $33,453,782        $244,646,213
   Receivable for investments sold ................         5,850,638         1,696,216         1,622,799          12,342,878
   Dividends and interest receivable ..............            70,780            18,129            34,486             158,832
   Receivable for Fund shares sold ................             4,100           121,696            11,840                  --
   Prepaid expenses ...............................            17,203             9,496            10,085              26,546
                                                         ------------       -----------       -----------        ------------
      Total assets                                        159,824,466        44,308,124        35,132,992         257,174,469
                                                         ------------       -----------       -----------        ------------
LIABILITIES
   Payable for investments purchased ..............         5,130,321         1,645,374         1,311,958           8,976,088
   Payable upon return of securities loaned
      (Note 6) ....................................         2,252,449           597,778           329,538           2,537,821
   Payable for Fund shares redeemed ...............            49,811            27,821            10,932             421,521
   Investment advisory fee payable ................            87,681            13,301             8,523              91,049
   Accrued expenses ...............................            88,269            43,078            32,595             123,056
                                                         ------------       -----------       -----------        ------------
      Total liabilities                                     7,608,531         2,327,352         1,693,546          12,149,535
                                                         ------------       -----------       -----------        ------------
NET ASSETS
   Capital stock, $0.001 par value ................             9,962             2,732             1,828              12,690
   Additional paid-in capital .....................       124,307,854        38,489,990        28,821,310         203,526,545
   Undistributed net investment income/
      (accumulated loss) ..........................          (493,698)         (144,492)           18,784             415,183
   Accumulated net realized gain/(loss) from
      investments .................................        15,820,846           (74,762)        2,532,467          23,381,432
   Net unrealized appreciation on investments .....        12,570,971         3,707,304         2,065,057          17,689,084
                                                         ------------       -----------       -----------        ------------
   Net assets applicable to shares outstanding ....      $152,215,935       $41,980,772       $33,439,446        $245,024,934
                                                         ============       ===========       ===========        ============
Shares outstanding ................................         9,961,677         2,731,996         1,828,176          12,690,159
                                                         ------------       -----------       -----------        ------------
Net asset value, offering and redemption price
   per share ......................................            $15.28            $15.37            $18.29              $19.31
                                                               ======            ======            ======              ======



The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                      EMERGING GROWTH        GROWTH           MID CAP         SMALL CAP VALUE
                                                           FUND               FUND              FUND               FUND
                                                      ---------------      ----------        ----------       ---------------
INVESTMENT INCOME
   Dividends* .....................................     $   307,932        $   99,516        $  211,813        $  1,635,590
   Interest .......................................          53,278            11,747             9,152              64,278
   Securities lending (Note 6) ....................          18,727             4,341             2,098              14,613
                                                        -----------        ----------        ----------        ------------
      Total investment income .....................         379,937           115,604           223,063           1,714,481
                                                        -----------        ----------        ----------        ------------
EXPENSES
   Investment advisory fees (Note 2) ..............         556,129           144,956           100,146             502,382
   Co-Administration fees and expenses ............         147,343            55,596            51,921             212,475
   Administrative services fees ...................         111,226            28,789            24,329             174,994
   Transfer agent fees and expenses ...............          33,000            27,000            30,000              48,000
   Audit and legal fees ...........................          27,880            11,180            10,239              40,213
   Printing .......................................          30,000             9,000             4,000              36,000
   Custodian fees and expenses ....................          24,745             6,508             5,716              39,499
   Shareholder service fees (Note 3) ..............          24,202             8,275             8,626              21,000
   Directors' and officer's fees and expenses .....          17,570             7,987             7,462              24,223
   Federal and state registration fees ............           9,642             7,931             8,288              10,088
   Other ..........................................           4,977             1,365             1,168               8,111
                                                        -----------        ----------        ----------        ------------
      Total expenses before waivers ...............         986,714           308,587           251,895           1,116,985
      Less: waivers ...............................        (113,079)          (48,491)          (47,658)           (177,911)
                                                        -----------        ----------        ----------        ------------
      Net expenses after waivers ..................         873,635           260,096           204,237             939,074
                                                        -----------        ----------        ----------        ------------
      Net Investment Income/(Loss) ................        (493,698)         (144,492)           18,826             775,407
                                                        -----------        ----------        ----------        ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from investments .............      17,249,750         3,833,656         3,610,423         29,180,265
   Net change in unrealized appreciation on
      investments .................................       8,442,969         2,615,360         1,309,812         11,050,051
                                                        -----------        ----------        ----------        ------------
   Net realized and unrealized gain on
      investments .................................      25,692,719         6,449,016         4,920,235         40,230,316
                                                        -----------        ----------        ----------        -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................     $25,199,021        $6,304,524        $4,939,061        $41,005,723
                                                        ===========        ==========        ==========        ===========

-----------
* Net of foreign withholding taxes of $1,830, $509 and $239 for the Emerging Growth Fund, Growth Fund and Mid Cap Fund, respectively.


The accompanying notes are an integral part of the financial statements.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                     EMERGING GROWTH                           GROWTH
                                                                          FUND                                  FUND
                                                          -----------------------------------   ------------------------------------
                                                               FOR THE            FOR THE            FOR THE            FOR THE
                                                          SIX MONTHS ENDED        FISCAL        SIX MONTHS ENDED        FISCAL
                                                          FEBRUARY 28, 2005     YEAR ENDED      FEBRUARY 28, 2005     YEAR ENDED
                                                             (UNAUDITED)      AUGUST 31, 2004      (UNAUDITED)      AUGUST 31, 2004
                                                          -----------------   ---------------   -----------------   ----------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .........................   $   (493,698)      $   (840,218)       $  (144,492)       $  (249,358)
   Net realized gain from investments ...................     17,249,750         38,873,967          3,833,656          8,575,883
   Net change in unrealized appreciation/(depreciation)
      on investments ....................................      8,442,969        (20,887,368)         2,615,360         (3,978,325)
                                                            ------------       ------------        -----------        -----------
   Net increase in net assets resulting from
      operations ........................................     25,199,021         17,146,381          6,304,524          4,348,200
                                                            ------------       ------------        -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................             --                 --                 --                 --
   Net realized capital gains ...........................    (35,927,416)        (2,757,588)                --                 --
                                                            ------------       ------------        -----------        -----------
   Total dividends and distributions to shareholders ....    (35,927,416)        (2,757,588)                --                 --
                                                            ------------       ------------        -----------        -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ..................     29,413,110        (11,143,293)          (399,828)        (2,081,318)
                                                            ------------       ------------        -----------        -----------
   Total increase in net assets .........................     18,684,715          3,245,500          5,904,696          2,266,882

NET ASSETS
   Beginning of period ..................................    133,531,220        130,285,720         36,076,076         33,809,194
                                                            ------------       ------------        -----------        -----------
   End of period* .......................................   $152,215,935       $133,531,220        $41,980,772        $36,076,076
                                                            ============       ============        ===========        ===========

                                                                          MID CAP                         SMALL CAP VALUE
                                                                           FUND                                FUND
                                                          -----------------------------------   ------------------------------------
                                                               FOR THE            FOR THE            FOR THE            FOR THE
                                                          SIX MONTHS ENDED        FISCAL        SIX MONTHS ENDED        FISCAL
                                                          FEBRUARY 28, 2005     YEAR ENDED      FEBRUARY 28, 2005     YEAR ENDED
                                                             (UNAUDITED)      AUGUST 31, 2004      (UNAUDITED)      AUGUST 31, 2004
                                                          -----------------   ---------------   -----------------   ----------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .........................    $    18,826        $   138,893        $    775,407       $    901,615
   Net realized gain from investments ...................      3,610,423          5,375,698          29,180,265         47,499,697
   Net change in unrealized appreciation/(depreciation)
      on investments ....................................      1,309,812         (1,692,107)         11,050,051        (11,111,657)
                                                             -----------        -----------        ------------       ------------
   Net increase in net assets resulting from
      operations ........................................      4,939,061          3,822,484          41,005,723         37,289,655
                                                             -----------        -----------        ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................       (138,900)          (158,675)           (823,257)          (878,687)
   Net realized capital gains ...........................       (156,080)                --         (38,374,363)       (21,277,125)
                                                             -----------        -----------        ------------       ------------
   Total dividends and distributions to shareholders ....       (294,980)          (158,675)        (39,197,620)       (22,155,812)
                                                             -----------        -----------        ------------       ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ..................     (2,026,370)         1,046,142          45,922,203          1,664,203
                                                             -----------        -----------        ------------       ------------
   Total increase in net assets .........................      2,617,711          4,709,951          47,730,306         16,798,046

NET ASSETS
   Beginning of period ..................................     30,821,735         26,111,784         197,294,628        180,496,582
                                                             -----------        -----------        ------------       ------------
   End of period* .......................................    $33,439,446        $30,821,735        $245,024,934       $197,294,628
                                                             ===========        ===========        ============       ============

-----------
* Includes undistributed net investment income/(accumulated loss) as follows:

                                           FOR THE
                                       SIX MONTHS ENDED          FOR THE
                                       FEBRUARY 28, 2005    FISCAL YEAR ENDED
                                          (UNAUDITED)        AUGUST 31, 2004
                                       -----------------    -----------------
   Emerging Growth Fund ..............    $(493,628)                  --
   Growth Fund .......................     (144,492)                  --
   Mid Cap Fund ......................       18,784             $138,858
   Small Cap Value Fund ..............      415,183              463,033




The accompanying notes are an integral part of the financial statements.

                                     30 & 31

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                 EMERGING GROWTH FUND
                                              ------------------------------------------------------------------------------------
                                                   FOR THE
                                              SIX MONTHS ENDED                    FOR THE FISCAL YEARS ENDED AUGUST 31,
                                              FEBRUARY 28, 2005   ----------------------------------------------------------------
                                                 (UNAUDITED)       2004            2003           2002         2001         2000
                                              -----------------   -------        --------       -------      --------     --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .........     $  17.48       $  15.81       $  11.81       $ 12.73      $  20.99     $  18.03
                                                   --------       --------       --------       -------      --------     --------
Net investment loss ..........................        (0.05)(1)      (0.11)(1)      (0.07)(1)     (0.10)        (0.07)       (0.10)
Net realized and unrealized gain/(loss) on
   investments (2) ...........................         2.55           2.12           4.07         (0.82)        (3.58)        7.39
                                                   --------       --------       --------       -------      --------     --------
Net increase/(decrease) in net assets
   resulting from operations .................         2.50           2.01           4.00         (0.92)        (3.65)        7.29
                                                   --------       --------       --------       -------      --------     --------
Distributions to shareholders from:
Net realized capital gains ...................        (4.70)         (0.34)            --            --         (4.61)       (4.33)
                                                   --------       --------       --------       -------      --------     --------
Redemption fees (Note 5)* ....................           --             --             --            --            --           --
                                                   --------       --------       --------       -------      --------     --------
Net asset value, end of period ...............     $  15.28       $  17.48       $  15.81       $ 11.81      $  12.73     $  20.99
                                                   ========       ========       ========       =======      ========     ========
Total investment return (3) ..................        18.90%         12.71%         33.87%        (7.23)%      (20.16)%      54.42%
                                                   ========       ========       ========       =======      ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ....     $152,216       $133,531       $130,286       $96,865      $139,927     $134,533
Ratio of expenses to average net assets (4) ..         1.18%(5)       1.15%          1.20%         1.12%         1.07%        1.00%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements, if any ....................         1.33%(5)       1.31%          1.36%         1.26%         1.25%        1.28%
Ratio of net investment loss to average
   net assets (4) ............................        (0.67)%(5)     (0.58)%        (0.55)%       (0.75)%       (0.67)%      (0.55)%
Portfolio turnover rate ......................       153.50%        269.90%        227.46%       216.40%       280.00%      297.08%

                                                                                    GROWTH FUND
                                              -----------------------------------------------------------------------------------
                                                   FOR THE
                                              SIX MONTHS ENDED                    FOR THE FISCAL YEARS ENDED AUGUST 31,
                                              FEBRUARY 28, 2005   ---------------------------------------------------------------
                                                 (UNAUDITED)        2004          2003           2002          2001         2000
                                              -----------------   --------       -------        -------      -------      -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .........     $ 12.99        $ 11.53        $  9.07        $ 10.48      $ 23.69      $ 14.89
                                                   -------        -------        -------        -------      -------      -------
Net investment loss ..........................       (0.05)(1)      (0.09)(1)      (0.08)(1)      (0.10)       (0.10)       (0.12)
Net realized and unrealized gain/(loss) on
   investments (2) ...........................        2.43           1.55           2.54          (1.31)       (6.59)        9.29
                                                   -------        -------        -------        -------      -------      -------
Net increase/(decrease) in net assets
   resulting from operations .................        2.38           1.46           2.46          (1.41)       (6.69)        9.17
                                                   -------        -------        -------        -------      -------      -------
Distributions to shareholders from:
Net realized capital gains ...................          --             --             --             --        (6.52)       (0.37)
                                                   -------        -------        -------        -------      -------      -------
Redemption fees (Note 5)* ....................          --             --             --             --           --           --
                                                   -------        -------        -------        -------      -------      -------
Net asset value, end of period ...............     $ 15.37        $ 12.99        $ 11.53        $  9.07      $ 10.48      $ 23.69
                                                   -------        -------        -------        -------      -------      -------
Total investment return (3) ..................       18.32%         12.66%         27.12%        (13.45)%     (36.45)%      63.11%
                                                   =======        =======        =======        =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ....     $41,981        $36,076        $33,809        $34,034      $39,930      $79,520
Ratio of expenses to average net assets (4) ..        1.36%(5)       1.36%          1.49%          1.35%        1.08%        1.00%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements, if any ....................        1.61%(5)       1.59%          1.79%          1.54%        1.36%        1.32%
Ratio of net investment loss to average
   net assets (4) ............................       (0.75)%(5)     (0.65)%        (0.81)%        (0.96)%      (0.70)%      (0.59)%
Portfolio turnover rate ......................      161.36%        291.02%        237.59%        241.28%      271.29%      228.69%

-----------
*   Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the period.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4) Reflects waivers and expense reimbursements, if any.
(5) Annualized.

The accompanying notes are an integral part of the financial statements.

                                     32 & 33

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                        FINANCIAL HIGHLIGHTS (CONCLUDED)


-------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
-------------------------------------------------------------------------------

                                                                                  MID CAP FUND
                                              -----------------------------------------------------------------------------------
                                                   FOR THE
                                              SIX MONTHS ENDED                    FOR THE FISCAL YEARS ENDED AUGUST 31,
                                              FEBRUARY 28, 2005   ---------------------------------------------------------------
                                                 (UNAUDITED)        2004          2003           2002          2001         2000
                                              -----------------   --------       -------        -------      -------      -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........    $ 15.82        $ 13.88        $ 11.98        $ 13.16      $ 19.22      $ 16.89
                                                   -------        -------        -------        -------      -------      -------
Net investment income/(loss) ..................       0.01(1)        0.07           0.08           0.08         0.06         0.08
Net realized and unrealized gain/(loss) on
   investments (2) ............................       2.62           1.96           1.90          (1.22)       (2.98)        4.25
                                                   -------        -------        -------        -------      -------      -------
Net increase/(decrease) in net assets resulting
   from operations ............................       2.63           2.03           1.98          (1.14)       (2.92)        4.33
                                                   -------        -------        -------        -------      -------      -------
Dividends and distributions to shareholders from:
Net investment income .........................      (0.08)         (0.09)         (0.08)         (0.06)       (0.08)       (0.03)
Net realized capital gains ....................      (0.08)            --             --             --        (3.06)       (1.97)
                                                   -------        -------        -------        -------      -------      -------
Total dividends and distributions to shareholders    (0.16)         (0.09)         (0.08)         (0.06)       (3.14)       (2.00)
                                                   -------        -------        -------        -------      -------      -------
Redemption fees (Note 5) ......................         --*            --*            --*          0.02           --*          --*
                                                   -------        -------        -------        -------      -------      -------
Net asset value, end of period ................    $ 18.29        $ 15.82        $ 13.88        $ 11.98      $ 13.16      $ 19.22
                                                   =======        =======        =======        =======      =======      =======
Total investment return (3) ...................      16.60%         14.64%         16.70%         (8.48)%     (17.42)%      29.61%
                                                   =======        =======        =======        =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....    $33,439        $30,822        $26,112        $25,109      $31,198      $44,430
Ratio of expenses to average net assets (4) ...       1.26%(5)       0.97%          1.00%          0.85%        0.91%        1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any         1.55%(5)       1.35%          1.52%          1.27%        1.39%        1.61%
Ratio of net investment income/(loss) to average
   net assets (4) .............................       0.12%(5)       0.47%          0.66%          0.59%        0.39%        0.40%
Portfolio turnover rate .......................     158.10%        292.78%        227.20%        270.77%      318.28%      378.17%


                                                                               SMALL CAP VALUE FUND
                                              -----------------------------------------------------------------------------------
                                                   FOR THE
                                              SIX MONTHS ENDED                    FOR THE FISCAL YEARS ENDED AUGUST 31,
                                              FEBRUARY 28, 2005   ---------------------------------------------------------------
                                                 (UNAUDITED)        2004          2003           2002          2001         2000
                                              -----------------   --------       -------        -------      -------      -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........    $ 19.90        $ 18.46        $ 16.86        $ 17.61      $ 12.91      $ 12.86
                                                   -------        -------        -------        -------      -------      -------
Net investment income/(loss) ..................       0.06(1)        0.09           0.05          (0.05)        0.02         0.15
Net realized and unrealized gain/(loss) on
   investments (2) ............................       3.19           3.67           2.90           1.71         4.79         1.32
                                                   -------        -------        -------        -------      -------      -------
Net increase/(decrease) in net assets resulting
   from operations ............................       3.25           3.76           2.95           1.66         4.81         1.47
                                                   -------        -------        -------        -------      -------      -------
Dividends and distributions to shareholders from:
Net investment income .........................      (0.08)         (0.09)            --          (0.02)       (0.14)       (0.10)
Net realized capital gains ....................      (3.76)         (2.24)         (1.41)         (2.58)          --        (1.32)
                                                   -------        -------        -------        -------      -------      -------
Total dividends and distributions to shareholders    (3.84)         (2.33)         (1.41)         (2.60)       (0.14)       (1.42)
                                                   -------        -------        -------        -------      -------      -------
Redemption fees (Note 5) ......................         --*          0.01           0.06           0.19         0.03           --*
                                                   -------        -------        -------        -------      -------      -------
Net asset value, end of period ................    $ 19.31        $ 19.90        $ 18.46        $ 16.86      $ 17.61      $ 12.91
                                                   =======        =======        =======        =======      =======      =======
Total investment return (3) ...................      19.38%         21.46%         20.51%         13.31%       37.97%       13.94%
                                                   =======        =======        =======        =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....   $245,025       $197,295       $180,497       $130,380      $35,564      $13,481
Ratio of expenses to average net assets (4) ...       0.80%(5)       0.92%          1.55%          1.73%        1.67%        1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any         0.96%(5)       1.07%          1.70%          1.88%        2.14%        2.34%
Ratio of net investment income/(loss) to average
   net assets (4) .............................       0.66%(5)       0.45%          0.33%         (0.35)%       0.17%        1.35%
Portfolio turnover rate .......................     167.57%        366.70%        268.07%        275.73%      277.28%      256.28%

-----------
*   Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the period.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of the sales and repurchases of fund shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4) Reflects waivers and expense reimbursements, if any.
(5) Annualized.

The accompanying notes are an integral part of the financial statements.


                                     34 & 35

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirteen active investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: N/I NUMERIC INVESTORS Emerging Growth Fund ("Emerging Growth Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and N/I NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each, a "Fund," and collectively, the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
26.323 billion are currently classified into one hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experience in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee following procedures adopted by the Board of Directors.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors LLC(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next business day, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Numeric is entitled to a performance based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is between 4.00% and 4.99% better than its benchmark, it would pay

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Numeric the basic fee. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The benchmark index for the Growth Fund is the Russell 2500(R) Growth Index. On November 12, 2004, shareholders of the Mid Cap Fund approved a proposal to change the Fund's benchmark from the S&P MidCap 400(R) Index to the Russell Midcap(R) Index. The Adviser elected to change the benchmark index because the Russell Midcap(R) Index more appropriately reflects the types of securities held in the Fund's portfolio and provides the best comparative performance information. Effective December 1, 2004 throughNovember 30, 2005, the performance fee will be compared to both the S&P MidCap 400(R) Index and the Russell Midcap(R) Index separately each month. Each month during this period, the Fund will pay the advisory fee based upon whichever performance fee calculation results in a lower advisory fee. Effective December 1, 2005, the Fund will pay an advisory fee based solely on the performance fee calculation of the Russell Midcap(R) Index. The benchmark index for the Small Cap Value Fund is the Russell 2000(R) Value Index.

The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee if a Fund outperformed its benchmark index over a rolling 12-month period by 9.00% or more or if it underperformed its benchmark index over a rolling 12-month period.

The chart below shows what the management fee rate would be if a Fund exceeds its benchmark by the stated amount.

PERCENTAGE POINT DIFFERENCE BETWEEN FUND PERFORMANCE                               PERFORMANCE        TOTAL
(NET OF EXPENSES INCLUDING ADVISORY FEES) AND                                      ADJUSTMENT      ADVISORY FEE
CHANGE IN TOTAL BENCHMARK INDEX                                      BASIC FEE        RATE             RATE
----------------------------------------------------                 ---------     -----------     ------------
+9% or more .....................................................      0.85%           0.50%           1.35%
+8% or more but less than +9% ...................................      0.85%           0.40%           1.25%
+7% or more but less than +8% ...................................      0.85%           0.30%           1.15%
+6% or more but less than +7% ...................................      0.85%           0.20%           1.05%
+5% or more but less than +6% ...................................      0.85%           0.10%           0.95%
+4% or more but less than +5% ...................................      0.85%           None            0.85%
+3% or more but less than +4% ...................................      0.85%          (0.10)%          0.75%
+2% or more but less than +3% ...................................      0.85%          (0.20)%          0.65%
+1% or more but less than +2% ...................................      0.85%          (0.30)%          0.55%
+0% or more but less than +1% ...................................      0.85%          (0.40)%          0.45%
Less than 0% ....................................................      0.85%          (0.50)%          0.35%

At the end of each month, the management fee rate is applied to the net assets averaged over the same 12-month rolling period over which the investment performance of a Fund was measured to determine the management fee rate.

Numeric is entitled to receive 0.75% of the Emerging Growth Fund's average daily net assets, computed daily and payable monthly for its advisory services.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


For the six months ended February 28, 2005, investment advisory fees and waivers were as follows:

                                                                               ADVISORY            NET
FUND                                                       ADVISORY FEES        WAIVERS       ADVISORY FEES
----                                                       -------------      ----------      -------------
Emerging Growth Fund ...............................         $556,129                --          $556,129
Growth Fund ........................................          144,956          $(21,040)          123,916
Mid Cap Fund .......................................          100,146           (24,073)           76,073
Small Cap Value Fund ...............................          502,382                --           502,382

The staff of the Securities and Exchange Commission (the "SEC" or "Staff") notified RBB that the methodology used to calculate the performance-based investment advisory fee for the Small Cap Value Fund did not comply with the rules under the Investment Advisers Act of 1940, as amended, (the "Advisers Act") concerning performance fees. The rules under the Advisers Act require the performance rate to be applied to the average net assets over the performance period (a twelve-month rolling period for this Fund) rather than the average daily net assets in the most recent month, as was done previously.

Applying the revised methodology to the Small Cap Value Fund for the period since the inception of the performance fee (January 2001) indicates that Numeric overcharged the Small Cap Value Fund approximately $920,000. In addition, the Staff has indicated that interest of approximately $110,000 is also due on this amount. The following chart shows the pro forma impact to the Small Cap Value Fund had the revised methodology been applied to the computation of the advisory fee since January 2001:

---------------------------------------------------------------------------------------------------------------------------------
                                   NET INCREASE            NET INCREASE
                                   IN NET ASSETS           IN NET ASSETS
                                  RESULTING FROM          RESULTING FROM
                                    OPERATIONS              OPERATIONS             NET EXPENSE RATIO        NET EXPENSE RATIO
   FISCAL YEAR ENDED               (AS REPORTED)       (REVISED METHODOLOGY)         (AS REPORTED)        (REVISED METHODOLOGY)
---------------------------------------------------------------------------------------------------------------------------------
      08/31/2004                   $37,289,655              $37,398,883                  0.92%                    0.86%
---------------------------------------------------------------------------------------------------------------------------------
      08/31/2003                    27,771,794               27,938,492                  1.55%                    1.43%
---------------------------------------------------------------------------------------------------------------------------------
      08/31/2002                     4,387,562                4,982,982                  1.73%                    1.12%
---------------------------------------------------------------------------------------------------------------------------------
      08/31/2001                     7,232,211                7,280,722                  1.67%                    1.46%
---------------------------------------------------------------------------------------------------------------------------------

Note: The data above does not include interest assessment as determined by the SEC.

Commencing in September 2004, RBB began calculating the fee for the Small Cap Value Fund in accordance with the Advisers Act.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


RBB and Numeric are currently in negotiations with the Staff to determine the method by which the overcharged amounts plus interest will be reimbursed to affected current and former shareholders of the Small Cap Value Fund. While the discussions with the Staff are ongoing, RBB and Numeric expect that an independent distribution agent will be appointed to establish a process under which affected current and former shareholders will be reimbursed directly by Numeric, outside the Fund. Accordingly, RBB and Numeric believe this process will have no impact on the Small Cap Value Fund.

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has assumed.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the six months ended February 28, 2005, PFPC, voluntarily agreed to waive a portion of its administration fees. During such period, PFPC's co-administration fees and related waivers were as follows:

                                                   TOTAL PFPC                              NET PFPC
                                             CO-ADMINISTRATION FEES      PFPC       CO-ADMINISTRATION FEES
FUND                                              AND EXPENSES          WAIVERS          AND EXPENSES
----                                         ----------------------    ---------    ----------------------
Emerging Growth Fund ....................           $ 98,414           $(16,684)          $ 81,730
Growth Fund .............................             42,700             (2,500)            40,200
Mid Cap Fund ............................             41,261             (2,500)            38,761
Small Cap Value Fund ....................            150,028            (26,249)           123,779

For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio of RBB based on each portfolio's average net assets as a percentage of the total RBB related net assets. For the six months ended February 28, 2005, the regulatory administrative services fees were $12,300, $3,300, $2,550 and $16,800 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.


In addition, PFPC serves as each Fund's transfer and dividend disbursing agent.


PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly- owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



For the six months ended February 28, 2005, PFPC Distributors, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees were as follows:

                                                     TOTAL
                                                 ADMINISTRATIVE                       NET ADMINISTRATIVE
FUND                                             SERVICES FEES          WAIVERS         SERVICES FEES
----                                             --------------        ----------     ------------------
Emerging Growth Fund ....................           $111,226           $ (96,395)          $14,831
Growth Fund .............................             28,789             (24,951)            3,838
Mid Cap Fund ............................             24,329             (21,085)            3,244
Small Cap Value Fund ....................            174,994            (151,662)           23,332

The Emerging Growth Fund, Growth Fund,Mid Cap Fund and Small Cap Value Fund owed PFPC and its affiliates $26,956, $18,495, $15,944 and $43,787, respectively, for their services as of February 28, 2005.


3. SHAREHOLDER SERVICES PLAN

The Board of Directors approved a Shareholder Services Plan which permits the Funds to pay fees to certain Shareholder Organizations of up to 0.25% of the average daily net assets of each Fund for which such Shareholder Organizations provide services for the benefit of customers.


4. INVESTMENT IN SECURITIES

For the six months ended February 28, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                              PURCHASES             SALES
----                                            ------------        ------------
Emerging Growth Fund ....................       $219,659,676        $226,241,734
Growth Fund .............................         60,209,757          61,814,864
Mid Cap Fund ............................         49,951,913          51,562,451
Small Cap Value Fund ....................        387,480,360         381,133,360

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


5. CAPITAL SHARE TRANSACTIONS

As of February 28, 2005, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:

                                                                       EMERGING GROWTH FUND
                                                    ----------------------------------------------------------
                                                            FOR THE
                                                        SIX MONTHS ENDED                      FOR THE
                                                        FEBRUARY 28, 2005                FISCAL YEAR ENDED
                                                           (UNAUDITED)                    AUGUST 31, 2004
                                                    -------------------------        -------------------------
                                                      SHARES        AMOUNT             SHARES        AMOUNT
                                                    ----------   ------------        ----------   ------------
Sales ..........................................       611,817   $  8,492,059           661,507   $ 12,007,872
Repurchases ....................................      (999,969)   (14,429,624)       (1,417,033)   (25,872,144)
Reinvestments ..................................     2,708,864     35,350,675           155,841      2,720,979
                                                    ----------   ------------        ----------   ------------
Net increase/(decrease) ........................     2,320,712   $ 29,413,110          (599,685)  $(11,143,293)
                                                    ==========   ============        ==========   ============

                                                                           GROWTH FUND
                                                    ----------------------------------------------------------
                                                            FOR THE
                                                        SIX MONTHS ENDED                      FOR THE
                                                        FEBRUARY 28, 2005                FISCAL YEAR ENDED
                                                           (UNAUDITED)                    AUGUST 31, 2004
                                                    ------------------------         -------------------------
                                                      SHARES        AMOUNT             SHARES         AMOUNT
                                                    ----------   -----------         ----------    -----------
Sales ..........................................       308,294   $ 4,504,769            450,488    $ 6,107,468
Repurchases ....................................      (354,334)   (4,904,597)          (603,709)    (8,188,786)
                                                    ----------   -----------         ----------    -----------
Net decrease ...................................       (46,040)  $  (399,828)          (153,221)   $(2,081,318)
                                                    ==========   ===========         ==========    ===========

                                                                           MID CAP FUND
                                                    ----------------------------------------------------------
                                                            FOR THE
                                                        SIX MONTHS ENDED                      FOR THE
                                                        FEBRUARY 28, 2005                FISCAL YEAR ENDED
                                                           (UNAUDITED)                    AUGUST 31, 2004
                                                    ------------------------         -------------------------
                                                      SHARES        AMOUNT             SHARES         AMOUNT
                                                    ----------   -----------         ----------    -----------
Sales ..........................................        88,635   $ 1,567,222            309,072    $ 4,753,551
Repurchases ....................................      (224,453)   (3,880,143)          (251,600)    (3,859,957)
Reinvestments .................................         15,506       286,551             10,217        152,548
                                                    ----------   -----------         ----------    -----------
Net increase/(decrease) ........................      (120,312)  $(2,026,370)            67,689    $ 1,046,142
                                                    ==========   ===========         ==========    ===========

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                                       SMALL CAP VALUE FUND
                                                    ----------------------------------------------------------
                                                            FOR THE
                                                        SIX MONTHS ENDED                      FOR THE
                                                        FEBRUARY 28, 2005                FISCAL YEAR ENDED
                                                           (UNAUDITED)                    AUGUST 31, 2004
                                                    -------------------------        -------------------------
                                                      SHARES        AMOUNT             SHARES        AMOUNT
                                                    ----------   ------------        ----------   ------------
Sales ..........................................     2,439,729   $ 41,995,316         1,217,424   $ 23,769,320
Repurchases ....................................    (1,808,656)   (32,425,441)       (2,173,217)   (42,265,254)
Reinvestments ..................................     2,142,648     36,352,328         1,092,619     20,160,137
                                                    ----------   ------------        ----------   ------------
Net increase ...................................     2,773,721   $ 45,922,203           136,826   $  1,664,203
                                                    ==========   ============        ==========   ============

There is a 2.00% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. For the six months ended February 28, 2005, these fees amounted to $4,404, $4,727, $4,907 and $19,351 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

6. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The value of securities on loan to brokers and the aggregate value of collateral by the Funds and pledged to borrowers at February 28, 2005, were as follows:

                                                         VALUE OF
FUND                                                SECURITIES ON LOAN           VALUE OF COLLATERAL
----                                                ------------------           -------------------
Emerging Growth Fund ...........................       $14,943,166                  $15,316,853
Growth Fund ....................................         2,492,329                    2,548,254
Mid Cap Fund ...................................           531,606                      540,254
Small Cap Value Fund ...........................         4,500,609                    4,558,535

Collateral pledged by borrowers for securities out on loan to broker/dealers is in the form of U.S. Treasury securities. Cash collateral received by the Funds is invested into repurchase agreements with Bear, Stearns & Co. Inc., which in turn are collateralized by various U.S. Treasury securities. The stated interest rate on repurchase agreements is net of rebate paid to the borrower on securities loaned.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Collateral for repurchase agreements in connection with securities lending at February 28, 2005 are listed below:

                                                                             EMERGING GROWTH FUND
                                             -----------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT                                                   ACCRUED
ISSUER                                         (000'S)     INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
----                                         ----------    -------------    --------    ------------    --------    ------------
Related Collateral:
United States Treasury Bond ................   $2,145          2.375%       01/15/25     $2,311,652      $6,226      $2,317,878

                                                                                 GROWTH FUND
                                             -----------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT                                                   ACCRUED
ISSUER                                         (000'S)     INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
----                                         ----------    -------------    --------    ------------    --------    ------------
Related Collateral:
United States Treasury Bond ................   $  570          2.375%       01/15/25     $  614,285      $1,655      $  615,940

                                                                                 MID CAP FUND
                                             -----------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT                                                   ACCRUED
ISSUER                                         (000'S)     INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
----                                         ----------    -------------    --------    ------------    --------    ------------
Related Collateral:
United States Treasury Bond ...............    $  315          2.375%       01/15/25     $  339,473      $  915      $  340,388

                                                                             SMALL CAP VALUE FUND
                                             -----------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT                                                   ACCRUED
ISSUER                                         (000'S)     INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
----                                         ----------    -------------    --------    ------------    --------    ------------
Related Collateral:
United States Treasury Bond ...............    $2,420          2.375%       01/15/25     $2,608,018      $7,024      $2,615,042

7. COLLATERAL FOR REPURCHASE AGREEMENTS
Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at February 28, 2005:

                                                                             EMERGING GROWTH FUND
                                             -----------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT                                                   ACCRUED
ISSUER                                         (000'S)     INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
----                                         ----------    -------------    --------    ------------    --------    ------------
United States Treasury Bond ...............    $3,190          2.375%       01/15/25     $3,437,841      $9,260      $3,447,101

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                                               GROWTH FUND
                                             -----------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT                                                   ACCRUED
ISSUER                                         (000'S)     INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
----                                         ----------    -------------    --------    ------------    --------    ------------
United States Treasury Bond ...............    $1,380          2.375%       01/15/25     $1,487,217      $4,005      $1,491,222

                                                                              MID CAP FUND
                                             -----------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT                                                   ACCRUED
ISSUER                                         (000'S)     INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
----                                         ----------    -------------    --------    ------------    --------    ------------
United States Treasury Bond ...............    $  440          2.375%       01/15/25     $  474,185      $1,277      $  475,462

                                                                          SMALL CAP VALUE FUND
                                             -----------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT                                                   ACCRUED
ISSUER                                         (000'S)     INTEREST RATE    MATURITY    MARKET VALUE    INTEREST    TOTAL VALUE
----                                         ----------    -------------    --------    ------------    --------    ------------
United States Treasury Bond ...............    $1,970          2.375%       01/15/25     $2,123,056      $5,718      $2,128,774

8. FEDERAL INCOME TAX INFORMATION

At February 28, 2005, Federal tax cost, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation of securities held by each Fund were as follows:

                                                       FEDERAL TAX     UNREALIZED        UNREALIZED      NET UNREALIZED
FUND                                                      COST        APPRECIATION      DEPRECIATION      APPRECIATION
----                                                  ------------    ------------      ------------     --------------
Emerging Growth Fund .............................    $141,977,310     $17,122,792      $(5,218,357)       $11,904,435
Growth Fund ......................................      38,909,445       4,499,771         (946,629)         3,553,142
Mid Cap Fund .....................................      31,450,305       2,440,562         (437,085)         2,003,477
Small Cap Value Fund .............................     228,081,595      20,933,583       (4,368,965)        16,564,618

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                      UNDISTRIBUTED     UNDISTRIBUTED
                                                        ORDINARY          LONG-TERM
FUND                                                     INCOME             GAINS
----                                                  -------------     -------------
Emerging Growth Fund .............................     $24,325,391       $11,185,583
Growth Fund ......................................              --                --
Mid Cap Fund .....................................         138,863                --
Small Cap Value Fund .............................      32,587,634         2,277,622

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)


At August 31, 2004, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                        EXPIRING AUGUST 31,
                                                     ------------------------
FUND                                                    2010           2011
----                                                 ----------      --------
Emerging Growth Fund ...........................             --            --
Growth Fund ....................................     $3,738,541            --
Mid Cap Fund ...................................        549,263      $206,720
Small Cap Value Fund ...........................             --            --

During the year ended August 31, 2004, the Emerging Growth Fund, Growth Fund and Mid Cap Fund utilized $410,152, $8,532,536 and $5,425,231, respectively, of prior year capital loss carryforwards.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                              ORDINARY           LONG-TERM
FUND                             YEAR          INCOME              GAINS               TOTAL
----                             ----        -----------         ----------         -----------
Emerging Growth Fund
                                 2004        $ 2,757,588                 --         $ 2,757,588
                                 2003                 --                 --                  --
Growth Fund
                                 2004                 --                 --                  --
                                 2003                 --                 --                  --
Mid Cap Fund
                                 2004            158,675                 --             158,675
                                 2003            167,268                 --             167,268
Small Cap Value Fund
                                 2004         19,379,463         $2,776,349          22,155,812
                                 2003          8,972,686          1,103,100          10,075,786

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                          OTHER INFORMATION (UNAUDITED)


1. PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available without charge, upon request, by calling
(800) 348-5031 and on the Securities and Exchange Commission's website at http://www.sec.gov.


2. QUARTERLY PORTFOLIO SCHEDULES

The Company will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                   SHAREHOLDER MEETING INFORMATION (UNAUDITED)


A Special Meeting of Shareholders of the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund was held on September 30, 2004 as reconvened on November 5, 2004 and November 11, 2004 at which the shareholders voted on the proposals described below. The following proposals were approved by the shareholders and the results of the vote are shown below:

                                                                                SHARES VOTED
                                                                   SHARES        AGAINST OR      SHARES        BROKER
             FUND                         PROPOSAL                VOTED FOR       WITHHELD      ABSTAINED     NON-VOTE
---------------------------------------------------------------------------------------------------------------------------
   Emerging                   Approval of New Investment
   Growth Fund                Advisory Agreement                  4,885,878        74,397         47,044             0
---------------------------------------------------------------------------------------------------------------------------
   Growth Fund                Approval of New Investment
                              Advisory Agreement                  2,044,000        16,874         12,059             0
---------------------------------------------------------------------------------------------------------------------------
   Mid Cap Fund               Approval of New Investment
                              Advisory Agreement                  1,056,420        42,635         13,307             0
---------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund       Approval of New Investment
                              Advisory Agreement                  8,459,620       119,906         98,735             0
---------------------------------------------------------------------------------------------------------------------------
   Mid Cap Fund               Approval of Amendment to New
                              Investment Advisory Agreement         778,885        72,302         20,332       240,853
---------------------------------------------------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                           FUND MANAGEMENT (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of Additional Information ("SAI") includes additional information about the Company's Directors and is available without charge, upon request, by calling (800) 348-5031.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                            POSITION(S)   TERM OF OFFICE                                              PORTFOLIOS IN       OTHER
      NAME, ADDRESS,           HELD        AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST      FUND COMPLEX   DIRECTORSHIPS
   AND DATE OF BIRTH        WITH FUND      TIME SERVED 1                    5 YEARS                    OVERSEEN BY       HELD BY
                                                                                                         DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky           Director     1988 to present    Since 1969, Director and Vice                  13          Director,
 Comcast Corporation                                         Chairman, Comcast Corporation (cable                       Comcast
 1500 Market Street,                                         television and communications);                           Corporation
 35th Floor                                                  Director, NDS Group PLC (provider OF
 Philadelphia, PA 19102                                      systems and applications for digital
 DOB: 7/16/33                                                pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay            Director     1988 to present    Since 2000, Vice President, Fox                13            None
 Fox Chase Cancer Center                                     Chase Cancer Center (biomedical
 333 Cottman Avenue                                          research and medical care); prior
 Philadelphia, PA 19111                                      to 2000, Executive Vice President,
 DOB: 12/06/35                                               Fox Chase Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman          Director     1991 to present    Since December 2000, Director,                 13            None
 106 Pierrepont Street                                       Gabelli Partners, L.P. (an investment
 Brooklyn, NY  11201                                         partnership); Chief Operating Officer
 DOB: 5/21/48                                                and member of the Board of Directors
                                                             of Outercurve Technologies (wireless
                                                             enabling services) until April 2001;
                                                             Chief Operating Officer and member of
                                                             the Executive Operating Committee of
                                                             Warburg Pincus Asset Management,
                                                             Inc.; Executive Officer and Director
                                                             of Credit Suisse Asset Management
                                                             Securities, Inc. (formerly
                                                             Counsellors Securities, Inc.) and
                                                             Director/Trustee of various
                                                             investment companies advised by
                                                             Warburg Pincus Asset Management, Inc.
                                                             until September 15, 1999; Prior to
                                                             1997, Managing Director of Warburg
                                                             Pincus Asset Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                     FUND MANAGEMENT (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                            POSITION(S)   TERM OF OFFICE                                              PORTFOLIOS IN       OTHER
      NAME, ADDRESS,           HELD        AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST      FUND COMPLEX   DIRECTORSHIPS
   AND DATE OF BIRTH        WITH FUND      TIME SERVED 1                    5 YEARS                    OVERSEEN BY       HELD BY
                                                                                                         DIRECTOR*      DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED DIRECTORS (continued)
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg         Director     1991 to present    Since 1974, Chairman, Director and             13          Director,
 Moyco Technologies, Inc.                                    President, Moyco Technologies, Inc.                          Moyco
 200 Commerce Drive                                          (manufacturer of precision coated                         Technologies,
 Montgomeryville, PA 18936                                   and industrial abrasives). Since                              Inc.
 DOB: 3/24/34                                                1999,  Director, Pennsylvania
                                                             Business Bank.
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky            Director     1991 to present    Since July 2002, Senior Vice                   13            None
 Oppenheimer & Company,                                      President and prior thereto,
 Inc.                                                        Executive Vice President of
 200 Park Avenue                                             Oppenheimer & Co., Inc., formerly
 New York, NY 10166                                          Fahnestock & Co., Inc. (a registered
 DOB: 4/16/38                                                broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall          Director     2002 to present    Director of PFPC Inc. from January             13            None
 400 Bellevue Parkway                                        1987 to April 2002, Chairman and
 Wilmington, DE 19809                                        Chief Executive Officer of PFPC Inc.
 DOB: 9/25/38                                                until April 2002, Executive Vice
                                                             President of PNC Bank, National
                                                             Association from October 1981 to
                                                             April 2002, Director of PFPC
                                                             International Ltd. (financial
                                                             services) from August 1993 to April
                                                             2002, Director of PFPC International
                                                             (Cayman) Ltd. (financial services)
                                                             from September 1996 to April 2002;
                                                             Governor of the Investment Company
                                                             Institute (investment company
                                                             industry trade organization) from
                                                             July 1996 to January 2002; Director
                                                             of PNC Asset Management, Inc.
                                                             (investment advisory) from September
                                                             1994 to March 1998; Director of PNC
                                                             National Bank from October 1995 to
                                                             November 1997; Director of Haydon
                                                             Bolts, Inc. (bolt manufacturer) and
                                                             Parkway Real Estate Company
                                                             (subsidiary of Haydon Bolts, Inc.)
                                                             since 1984.

------------------------------------------------------------------------------------------------------------------------------------

                                 [LOGO OMITTED]
                           N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                     FUND MANAGEMENT (UNAUDITED) (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                               POSITION(S)   TERM OF OFFICE                                           PORTFOLIOS IN       OTHER
      NAME, ADDRESS,              HELD        AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST     FUND COMPLEX   DIRECTORSHIPS
   AND DATE OF BIRTH           WITH FUND      TIME SERVED 1                  5 YEARS                   OVERSEEN BY       HELD BY
                                                                                                         DIRECTOR       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach               President    1991 to present    Certified Public Accountant; Vice            N/A            N/A
 400 Bellevue Parkway             and             and          Chairman of the Board, Fox Chase
 4th Floor                     Treasurer    1988 to present    Cancer Center; Trustee Emeritus,
 Wilmington, DE 19809                                          Pennsylvania School for the Deaf;
 DOB: 6/29/24                                                  Trustee Emeritus, Immaculata
                                                               University; President or Vice
                                                               President and Treasurer of various
                                                               investment companies advised by
                                                               subsidiaries of PNC Bank Corp. from
                                                               1981 to 1997; Managing General
                                                               Partner, President since 2002,
                                                               Treasurer since 1981 and Chief
                                                               Compliance Officer since September
                                                               2004 of Chestnut Street Exchange
                                                               Fund; and Director of the Bradford
                                                               Funds, Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne                 Secretary    Since 2005         Since 2003, Vice President and               N/A            N/A
 301 Bellevue Parkway                                          Associate  Counsel, PFPC Inc.
 2nd Floor                                                     (financial services company);
 Wilmington, DE 19809                                          Associate, Stradley, Ronon, Stevens &
 DOB: 5/19/74                                                  Young, LLC (law firm) from 2001 to
                                                               2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, CPA    Chief      Since 2004         Senior Legal Counsel, PFPC Inc. from         N/A            N/A
 Vigilant Compliance           Compliance                      2002  to 2004; Chief Legal Counsel,
 186 Dundee Drive, Suite 700    Officer                        Corviant Corporation (Investment
 Williamstown, NJ 08094                                        Adviser, Broker/Dealer and Service
 DOB: 12/25/62                                                 Provider to Investment Advisers and
                                                               Separate Accountant Providers) from
                                                               2001 to 2002; Partner, Pepper
                                                               Hamilton LLP (law firm) from 1997 to
                                                               2001.

------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.
1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Sablowsky and Carnall are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

             [LOGO OMITTED]
       N/I NUMERIC INVESTORS
                   FAMILY OF FUNDS

           One Memorial Drive
           Cambridge, MA 02142

        1-800-numeric [686-3742]
         http://www.numeric.com


      INVESTMENT ADVISER
           Numeric Investors LLC(R)
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           383 Madison Avenue
           New York, NY 10179

           PFPC Inc.
           Bellevue Corporate Center
           301 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           PFPC Distributors,Inc.
           760 Moore Road
           King of Prussia, PA 19406

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 08540

      TRANSFER AGENT
           PFPC Inc.
           301 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
           PricewaterhouseCoopers LLP
           Two Commerce Square
           Philadelphia, PA 19103

      COUNSEL
           Drinker Biddle & Reath LLP
           One Logan Square
           18th and Cherry Streets
           Philadelphia, PA 19103




The financial information included herein is taken from the records of each Fund without examination by the independent registered public accounting firm who do not express an opinion thereon. This report is submitted for the general information of the shareholders of each Fund.It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

           [LOGO OMITTED]
     N/I NUMERIC INVESTORS
                 FAMILY OF FUNDS

         One Memorial Drive
         Cambridge, MA 02142

      1-800-numeric [686-3742]
       http://www.numeric.com

                             ROBECO INVESTMENT FUNDS
                                       OF
                               THE RBB FUND, INC.


                                [GRAPHIC OMITTED]


                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2005


                 ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

                 ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

                 ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND

                 ROBECO BOSTON PARTNERS MID CAP VALUE FUND

                 ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND


(LOGO)
% ROBECO
[GRAPHIC OMITTED]

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL MARKET COMMENTARY
--------------------------------------------------------------------------------

Dear Shareholder:

     In April of 2005, Boston Partners Asset Management, L.L.C. will celebrate its tenth anniversary. Despite the turmoil that has plagued the capital markets, our industry, and the world, we believe that we have built a sound organization that benefits both our clients and our employees.

     As you might have already heard, the Boston Partners Family of Funds changed its name on December 31, 2004. Along with a change to the Family name, we added the name of our parent company, Robeco, to the individual funds. ROBECO INVESTMENT FUNDS is the new name of the fund family. All listed information relating to the fund family which is found in periodicals, on the internet, in magazines, etc. will be listed under ROBECO INVESTMENT FUNDS. The funds WILL NOT change their cusips or their ticker symbols.

     The fourth quarter equity market rally was broadly based as money has flowed into stocks across all styles and capitalization classes. Earnings continue to outpace expectations and valuations, although high by historical measures, they are nowhere near those of the late 1990's. Additionally, inflation remains subdued. As 2005 develops, investors will have to weather the many concerns lurking in the background, including rising valuations, unstable energy prices, fluctuating interest rates, potential inflation, global terrorism, natural disasters and the pace of economic recovery. None of these issues, however, are new to investors.

     Regardless of the market environment, we believe that building a solid well diversified portfolio on a stock-by-stock basis is the key to success over the long run. Across all of our products, we continue to opportunistically upgrade the quality of our portfolios by buying fundamentally strong companies as they become available at attractive prices. The result of this continuous process is that we have built portfolios that have better profitability and valuation characteristics than their respective benchmarks.

     The following pages contain investment discussion on each of the Robeco Investment Funds. Please take a minute to review them and feel free to contact us with any questions or comments.


Warm Regards,

Robeco Investment Funds


This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.


                                                     SEMI-ANNUAL REPORT 2005 | 1

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
--------------------------------------------------------------------------------

Dear Shareholder:
     The Robeco Boston Partners Small Cap Value Fund II Institutional Class returned 15.17% for the six month period ended February 28, 2005 slightly trailing the benchmark Russell 2000 Value Index which returned 15.38% for the same period.
     Returns were positive for all 13 economic sectors with Consumer Services, Finance, and Health Care leading the way.
     The Small Cap Value Fund II portfolio lagged the Russell 2000 Value Index, due primarily to differences in commodity-based sectors. The commodity-based sectors had the highest returns of the Russell 2000 Value Index, with Energy and Basic Industries leading the charge. We have found a limited number of opportunities in these areas that meet our investment criteria. The portfolio's underweight in these sectors was a leading detractor from relative performance over the last half year. Within the Finance sector, we have been selectively investing in the insurance area. The portfolio's insurance holdings have the characteristics that favor long-term performance: attractive valuations, high returns to capital, and strong cash flow.
     We have continued to construct the portfolio, stock-by-stock, to have more attractive valuation characteristics and higher quality (as measured by operating profitability and capital structure) than the benchmark.

Sincerely,

David Dabora
Small Cap Value Fund II Portfolio Manager

--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2005
                                                        AVERAGE ANNUAL
                                               ---------------------------------
                                      SIX-                             SINCE
                                      MONTH    1 YEAR     5 YEAR    INCEPTION 1
--------------------------------------------------------------------------------
   Institutional Class                15.17%    7.13%     25.86%      16.40%
--------------------------------------------------------------------------------
   Investor Class                     15.03%    6.92%     25.57%      16.17%
--------------------------------------------------------------------------------
   Russell 2000(R) Value
     Index                            15.38%   13.64%     16.01%      10.24%
--------------------------------------------------------------------------------
1  July 1, 1998 (commencement of operations).

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.BOSTON-PARTNERS.COM.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment. Portfolio holdings may be subject to change at any time.

--------------------------------------------------------------------------------
   TOP TEN POSITIONS                                         % OF PORTFOLIO
   IPC Holdings Ltd.                                                  2.56%
--------------------------------------------------------------------------------
   Apria Healthcare Group, Inc.                                       2.41%
--------------------------------------------------------------------------------
   Platinum Underwriters Holdings Ltd.                                1.88%
--------------------------------------------------------------------------------
   Sola International, Inc.                                           1.68%
--------------------------------------------------------------------------------
   Assured Guaranty Ltd.                                              1.51%
--------------------------------------------------------------------------------
   United Online, Inc.                                                1.47%
--------------------------------------------------------------------------------
   Earthlink, Inc.                                                    1.45%
--------------------------------------------------------------------------------
   Finish Line, Inc. (The)                                            1.33%
--------------------------------------------------------------------------------
   Scottish Re Group Ltd.                                             1.32%
--------------------------------------------------------------------------------
   Champion Enterprises, Inc.                                         1.31%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SECTOR BREAKDOWN                                          % OF PORTFOLIO
--------------------------------------------------------------------------------
   Basic Industries                                                    4.2%
--------------------------------------------------------------------------------
   Capital Goods                                                      10.6%
--------------------------------------------------------------------------------
   Communications                                                      3.5%
--------------------------------------------------------------------------------
   Consumer Durables                                                   3.1%
--------------------------------------------------------------------------------
   Consumer Non-Durables                                               6.6%
--------------------------------------------------------------------------------
   Consumer Services                                                  21.7%
--------------------------------------------------------------------------------
   Energy                                                              2.4%
--------------------------------------------------------------------------------
   Finance                                                            19.6%
--------------------------------------------------------------------------------
   Health Care                                                         9.3%
--------------------------------------------------------------------------------
   Technology                                                          4.9%
--------------------------------------------------------------------------------
   Transportation                                                      1.8%
--------------------------------------------------------------------------------
   Utilities                                                           1.0%
--------------------------------------------------------------------------------
   Other                                                              11.3%
--------------------------------------------------------------------------------
   TOTAL                                                             100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   P/E: Price/Earnings*                                               15.5x
--------------------------------------------------------------------------------
   P/B: Price/Book                                                     1.7x
--------------------------------------------------------------------------------
   Holdings                                                             195
--------------------------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                                         $902
--------------------------------------------------------------------------------
   ROE: Return on Equity                                               14.2
--------------------------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                                              46.3
--------------------------------------------------------------------------------
* For the trailing one year period.


2 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------

Dear Shareholder:
     The Robeco Boston Partners Long/Short Equity Fund Institutional Class returned 11.77% for the six month period ended February 28, 2005. The returns for the Fund were positive every month of this six month period.
     With regard to performance attribution, the Fund
benefited from its net long exposure. As we had mentioned earlier last year when we made a change to the portfolio structure, we felt that being beta neutral had limitations when compared to the long-term upward trend in the market. By not having to force ourselves to maintain a beta neutral position, we have been able to add percentage points to the return. The strong rally at the end of last year created many opportunities for the Fund on the short side which we opportunistically took advantage of.
     The Fund has reached a critical point of $100 million and is now closed to new investors. The Fund, however, remains open to shareholders who already have positions in the Long/Short Equity Fund. The Fund was closed so that we could continue to take advantage of opportunities in the small cap area of the market.

Sincerely,

Robert T. Jones
Long/Short Equity Fund Portfolio Manager

--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2005
                                                        AVERAGE ANNUAL
                                               ---------------------------------
                                      SIX-                             SINCE
                                      MONTH    1 YEAR     5 YEAR    INCEPTION 1
--------------------------------------------------------------------------------
   Institutional Class                11.77%   14.18%     17.59%      10.13%
--------------------------------------------------------------------------------
   Investor Class                     11.56%   13.82%     17.29%       9.89%
--------------------------------------------------------------------------------
   S&P 500(R) Index                    9.98%    6.96%     -0.98%       2.04%
--------------------------------------------------------------------------------
1  November 17, 1998 (commencement of operations).

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.BOSTON-PARTNERS.COM.

Investors should note that the Fund is an aggressively managed mutual fund while the S&P 500(R) Index is unmanaged, does not incur expenses and is not available for investment. Portfolio holdings may be subject to change at any time.

--------------------------------------------------------------------------------
                                                             % OF PORTFOLIO
   TOP TEN HOLDINGS                                                    LONG
--------------------------------------------------------------------------------
   Pfizer, Inc.                                                       2.67%
--------------------------------------------------------------------------------
   Steiner Leisure Ltd.                                               1.89%
--------------------------------------------------------------------------------
   MBIA, Inc.                                                         1.70%
--------------------------------------------------------------------------------
   Renal Care Group, Inc.                                             1.42%
--------------------------------------------------------------------------------
   Cadmus Communications Corp.                                        1.40%
--------------------------------------------------------------------------------
   Freddie Mac                                                        1.39%
--------------------------------------------------------------------------------
   Xerox Corp.                                                        1.38%
--------------------------------------------------------------------------------
   Apria Healthcare Group, Inc.                                       1.34%
--------------------------------------------------------------------------------
   MAXIMUS, Inc.                                                      1.34%
--------------------------------------------------------------------------------
   Time Warner, Inc.                                                  1.32%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            % OF PORTFOLIO
   SECTOR BREAKDOWN                                       LONG        SHORT
--------------------------------------------------------------------------------
   Basic Industries                                        6.9%        2.5%
--------------------------------------------------------------------------------
   Capital Goods                                           3.3%       11.0%
--------------------------------------------------------------------------------
   Communications                                          6.1%        7.3%
--------------------------------------------------------------------------------
   Consumer Durables                                       0.5%        1.8%
--------------------------------------------------------------------------------
   Consumer Non-Durables                                   8.2%        6.6%
--------------------------------------------------------------------------------
   Consumer Services                                      21.2%       18.7%
--------------------------------------------------------------------------------
   Energy                                                  8.8%        0.7%
--------------------------------------------------------------------------------
   Finance                                                16.4%        3.9%
--------------------------------------------------------------------------------
   Health Care                                            12.0%       16.5%
--------------------------------------------------------------------------------
   Technology                                             13.7%       27.0%
--------------------------------------------------------------------------------
   Transportation                                          0.6%        2.5%
--------------------------------------------------------------------------------
   Utilities                                               0.5%        0.7%
--------------------------------------------------------------------------------
   Other                                                   1.8%        0.8%
--------------------------------------------------------------------------------
   TOTAL                                                 100.0%      100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   PORTFOLIO REVIEW                                       LONG        SHORT
--------------------------------------------------------------------------------
   P/E: Price/Earnings*                                   10.0x       24.3x
--------------------------------------------------------------------------------
   P/B: Price/Book                                         1.9x        9.7x
--------------------------------------------------------------------------------
   Holdings                                                 140         232
--------------------------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                          $13,087        $943
--------------------------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                                  37.7        21.7
--------------------------------------------------------------------------------
* For the trailing one year period.


                                                     SEMI-ANNUAL REPORT 2005 | 3

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

Dear Shareholder:
     The Robeco Boston Partners Large Cap Value Fund Institutional Class returned 13.18% for the six month period ended February 28, 2005, outperforming the benchmark S&P 500 Index which returned 9.98% for the same period.
     Returns were driven by positive returns in 10 different sectors. Towards the end of the semi-annual period, we found that despite investors' concerns over rising oil prices, a weak dollar and potential inflation, the overall strength of the economy and reasonably good economic data proved to be positive for the markets. Energy was our largest contributor and we continue to be overweight against the benchmark. The only negative contributor for the semi-annual period was Health Care. Certain dynamics in the market have enabled us to construct a high quality portfolio in our Large Cap Value Fund without paying a premium. The compression in overall market valuations has made it possible for us to own top quality companies that have a high degree of earnings predictability. We continue to strive to take full advantage of the narrow band of valuations, and have bought what we consider to be top notch companies which are selling at similar valuations to lower quality companies with less earning predictability.

Sincerely,

Mark Donovan
Large Cap Value Fund Portfolio Manager

--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2005
                                                        AVERAGE ANNUAL
                                               ---------------------------------
                                      SIX-                             SINCE
                                      MONTH    1 YEAR     5 YEAR    INCEPTION 1
--------------------------------------------------------------------------------
   Institutional Class                13.18%   11.68%     10.90%       8.85%
--------------------------------------------------------------------------------
   Investor Class                     13.09%   11.45%     10.65%       8.40%
--------------------------------------------------------------------------------
   S&P 500(R) Index                    9.98%    6.96%     -0.98%       7.77%
--------------------------------------------------------------------------------
   Russell 1000(R) Value
     Index2                           13.75%   13.74%      7.94%      10.16%
--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.BOSTON-PARTNERS.COM.

Investors should note that the Fund is an aggressively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for investment. Portfolio holdings may be subject to change at any time.

1 Inception date of January 2, 1997 for the Institutional Class and Index
  returns and January 16, 1997 for the Investor Class.
2 The Russell 1000(R) Value Index is not the primary benchmark of the Fund.

--------------------------------------------------------------------------------
   TOP TEN POSITIONS                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
   Citigroup, Inc.                                                    3.27%
--------------------------------------------------------------------------------
   Transocean, Inc.                                                   3.11%
--------------------------------------------------------------------------------
   Freddie Mac                                                        2.97%
--------------------------------------------------------------------------------
   Berkshire Hathaway, Inc., Class B                                  2.95%
--------------------------------------------------------------------------------
   Marathon Oil Corp.                                                 2.70%
--------------------------------------------------------------------------------
   Tyco International Ltd.                                            2.63%
--------------------------------------------------------------------------------
   MBIA, Inc.                                                         2.61%
--------------------------------------------------------------------------------
   ACE Ltd.                                                           2.32%
--------------------------------------------------------------------------------
   Pfizer, Inc.                                                       2.25%
--------------------------------------------------------------------------------
   Shire Pharmaceuticals Group PLC - ADR                              2.03%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SECTOR BREAKDOWN                                          % OF PORTFOLIO
--------------------------------------------------------------------------------
   Basic Industries                                                    2.2%
--------------------------------------------------------------------------------
   Capital Goods                                                       7.6%
--------------------------------------------------------------------------------
   Communications                                                      5.8%
--------------------------------------------------------------------------------
   Consumer Durables                                                   0.0%
--------------------------------------------------------------------------------
   Consumer Non-Durables                                               9.3%
--------------------------------------------------------------------------------
   Consumer Services                                                  11.6%
--------------------------------------------------------------------------------
   Energy                                                             15.1%
--------------------------------------------------------------------------------
   Finance                                                            26.5%
--------------------------------------------------------------------------------
   Health Care                                                         6.5%
--------------------------------------------------------------------------------
   Technology                                                         11.5%
--------------------------------------------------------------------------------
   Transportation                                                      0.0%
--------------------------------------------------------------------------------
   Utilities                                                           1.7%
--------------------------------------------------------------------------------
   Other                                                               2.2%
--------------------------------------------------------------------------------
   TOTAL                                                             100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   P/E: Price/Earnings*                                               15.3x
--------------------------------------------------------------------------------
   P/B: Price/Book                                                     2.1x
--------------------------------------------------------------------------------
   Holdings                                                              81
--------------------------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                                      $60,206
--------------------------------------------------------------------------------
   ROE: Return on Equity                                               16.2
--------------------------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                                              42.6
--------------------------------------------------------------------------------
* For the trailing one year period.


4 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
--------------------------------------------------------------------------------

Dear Shareholder:
     The Robeco Boston Partners Mid Cap Value Fund Institutional Class returned 17.08% for the six month period ended February 28, 2005 outpacing the benchmark Russell 2500 Value Index return of 16.29% for the same period.
     The Fund had positive gains in all 13 sectors with Finance and Technology leading the way. Although Technology stocks were a positive influence on the portfolio, we are currently underweight relative to the benchmark in this sector because of slowed growth and valuation concerns.
     After a strong finish to 2004, we are now looking to the year ahead and what the market will offer. We remain convinced that a high quality portfolio is the most prudent way to navigate this market and thus continue to focus on return-on-equity and operating-return-on-operating-assets characteristics. Valuations lie in a narrow band and are at the high end of fair value. Given the strong returns that the market has generated over the last two years, there are limited opportunities available to the prudent value investor. Thus, we continue to utilize our fundamental value approach to investing, making changes on a stock-by-stock basis. We believe that the portfolio is appropriately positioned for the current market environment.

Sincerely,

Steve Pollack
Mid Cap Value Fund Portfolio Manager

--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2005
                                                        AVERAGE ANNUAL
                                               ---------------------------------
                                      SIX-                             SINCE
                                      MONTH    1 YEAR     5 YEAR    INCEPTION 1
--------------------------------------------------------------------------------
   Institutional Class                17.08%   13.71%     14.15%       8.58%
--------------------------------------------------------------------------------
   Investor Class                     16.92%   13.43%     13.86%       8.35%
--------------------------------------------------------------------------------
   Russell 2500(R) Value
     Index                            16.29%   14.50%     16.45%      12.66%
--------------------------------------------------------------------------------
   Russell 2500(R) Index              17.14%   11.07%      5.71%      10.32%
--------------------------------------------------------------------------------
1  Inception date of June 2, 1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.BOSTON-PARTNERS.COM.

Mid size company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an aggressively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment. Portfolio holdings may be subject to change at any time.

--------------------------------------------------------------------------------
   TOP TEN POSITIONS                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
   Radian Group, Inc.                                                 2.28%
--------------------------------------------------------------------------------
   ENSCO International, Inc.                                          2.06%
--------------------------------------------------------------------------------
   GTECH Holdings Corp.                                               1.86%
--------------------------------------------------------------------------------
   Apollo Investment Corp.                                            1.84%
--------------------------------------------------------------------------------
   Arrow Electronics, Inc.                                            1.76%
--------------------------------------------------------------------------------
   Apria Healthcare Group, Inc.                                       1.73%
--------------------------------------------------------------------------------
   Imation Corp.                                                      1.67%
--------------------------------------------------------------------------------
   Sealed Air Corp.                                                   1.65%
--------------------------------------------------------------------------------
   Federal Sign Corp.                                                 1.64%
--------------------------------------------------------------------------------
   Assured Guaranty Ltd.                                              1.63%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SECTOR BREAKDOWN                                          % OF PORTFOLIO
--------------------------------------------------------------------------------
   Basic Industries                                                    8.0%
--------------------------------------------------------------------------------
   Capital Goods                                                       8.3%
--------------------------------------------------------------------------------
   Communications                                                      4.0%
--------------------------------------------------------------------------------
   Consumer Durables                                                   0.9%
--------------------------------------------------------------------------------
   Consumer Non-Durables                                               7.3%
--------------------------------------------------------------------------------
   Consumer Services                                                  18.0%
--------------------------------------------------------------------------------
   Energy                                                              5.5%
--------------------------------------------------------------------------------
   Finance                                                            20.7%
--------------------------------------------------------------------------------
   Health Care                                                         7.7%
--------------------------------------------------------------------------------
   Technology                                                         11.2%
--------------------------------------------------------------------------------
   Transportation                                                      1.0%
--------------------------------------------------------------------------------
   Utilities                                                           2.9%
--------------------------------------------------------------------------------
   Other                                                               4.5%
--------------------------------------------------------------------------------
   TOTAL                                                             100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   P/E: Price/Earnings*                                               16.1x
--------------------------------------------------------------------------------
   P/B: Price/Book                                                     2.0x
--------------------------------------------------------------------------------
   Holdings                                                             101
--------------------------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                                       $3,139
--------------------------------------------------------------------------------
   ROE: Return on Equity                                              16.5
--------------------------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                                              10.3
--------------------------------------------------------------------------------
* For the trailing one year period.


                                                     SEMI-ANNUAL REPORT 2005 | 5

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
--------------------------------------------------------------------------------

Dear Shareholder:
     The Robeco Boston Partners All-Cap Value Fund outperformed the Russell 3000 Value Index for the six month period ended February 28, 2005. The Fund's Institutional Class returned a positive 14.85% for the period versus the Russell 3000 Value Index return of 13.88%.
     The Fund's performance for the six month period ended February 28, 2005, benefited from a diverse balance of holdings from various economic sectors and market cap tiers. All 13 economic sectors contributed positively to returns for the Fund with Energy, Health Care (notably health care supply businesses) and Consumer Non-Durables leading the way. The Fund's top contributors included small, mid, and large cap companies. Currently, stocks held by the Fund are at their highest average market cap since the Fund's inception. The Fund's performance trailed the benchmark in the Transportation and REIT sectors for the period. The Fund outperformed the benchmark for the six month period due to better overall stock selection.
     We have continued to construct a portfolio that has better valuation and stronger profitability characteristics than the value benchmark and the broad market. As always, we remain dedicated to our bottom-up, value-based investment discipline.

Sincerely,

Harry Rosenbluth
All-Cap Value Fund Portfolio Manager

--------------------------------------------------------------------------------
                TOTAL RETURNS FOR PERIOD ENDED FEBRUARY 28, 2005
                                                             AVERAGE ANNUAL
                                                         -----------------------
                                            SIX-                       SINCE
                                            MONTH        1 YEAR      INCEPTION 1
--------------------------------------------------------------------------------
   Institutional Class                      14.85%       15.02%        17.56%
--------------------------------------------------------------------------------
   Investor Class                           14.81%       14.81%        17.29%
--------------------------------------------------------------------------------
   Russell 3000(R) Value
     Index                                  13.88%       13.71%        12.52%
--------------------------------------------------------------------------------
1  Inception date of July 1, 2002.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.BOSTON-PARTNERS.COM.

Small and mid size company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investors should note that the Fund is an aggressively managed mutual fund while the Russell Index is unmanaged, does not incur expenses and is not available for investment. Portfolio holdings may be subject to change at any time.

--------------------------------------------------------------------------------
   TOP TEN POSITIONS                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
   UST, Inc.                                                          3.92%
--------------------------------------------------------------------------------
   Pfizer, Inc.                                                       3.45%
--------------------------------------------------------------------------------
   ACE Ltd.                                                           3.25%
--------------------------------------------------------------------------------
   Loews Corp.                                                        2.91%
--------------------------------------------------------------------------------
   White Mountains Insurance Group Ltd.                               2.90%
--------------------------------------------------------------------------------
   MBIA, Inc.                                                         2.16%
--------------------------------------------------------------------------------
   Occidental Petroleum Corp.                                         2.08%
--------------------------------------------------------------------------------
   Freddie Mac                                                        1.96%
--------------------------------------------------------------------------------
   Anadarko Petroleum Corp.                                           1.82%
--------------------------------------------------------------------------------
   Alleghany Corp.                                                    1.73%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   SECTOR BREAKDOWN                                          % OF PORTFOLIO
--------------------------------------------------------------------------------
   Basic Industries                                                    0.0%
--------------------------------------------------------------------------------
   Capital Goods                                                       2.5%
--------------------------------------------------------------------------------
   Communications                                                      2.7%
--------------------------------------------------------------------------------
   Consumer Durables                                                   0.5%
--------------------------------------------------------------------------------
   Consumer Non-Durables                                              16.3%
--------------------------------------------------------------------------------
   Consumer Services                                                  11.3%
--------------------------------------------------------------------------------
   Energy                                                             12.5%
--------------------------------------------------------------------------------
   Finance                                                            28.8%
--------------------------------------------------------------------------------
   Health Care                                                        11.8%
--------------------------------------------------------------------------------
   Technology                                                          5.3%
--------------------------------------------------------------------------------
   Transportation                                                      0.4%
--------------------------------------------------------------------------------
   Utilities                                                           2.8%
--------------------------------------------------------------------------------
   Other                                                               5.1%
--------------------------------------------------------------------------------
   TOTAL                                                             100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   P/E: Price/Earnings*                                               14.1x
--------------------------------------------------------------------------------
   P/B: Price/Book                                                     1.8x
--------------------------------------------------------------------------------
   Holdings                                                             116
--------------------------------------------------------------------------------
   Wtd. Average Mkt. Cap (mil)                                      $26,047
--------------------------------------------------------------------------------
   ROE: Return on Equity                                               17.3
--------------------------------------------------------------------------------
   OROA: Operating Return
     on Operating Assets*                                              59.8
--------------------------------------------------------------------------------
* For the trailing one year period.


6 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees; distribution fees; and other expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                            ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II -- INSTITUTIONAL CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual ................................................       $1,000.00                   $1,151.70                   $8.09
Hypothetical (5% return before expenses) ..............       $1,000.00                   $1,017.19                   $7.61

                                                               ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II -- INVESTOR CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual ................................................       $1,000.00                   $1,150.30                   $9.41
Hypothetical (5% return before expenses) ..............       $1,000.00                   $1,015.94                   $8.86
-----------------------------------------------------------------------------------------------------------------------------------

                                                     SEMI-ANNUAL REPORT 2005 | 7

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                             ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND -- INSTITUTIONAL CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual ................................................       $1,000.00                   $1,117.70                   $14.40
Hypothetical (5% return before expenses) ..............       $1,000.00                   $1,011.03                   $13.77

                                                                ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND -- INVESTOR CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual                                                        $1,000.00                   $1,115.60                   $15.69
Hypothetical (5% return before expenses)                      $1,000.00                   $1,009.78                   $15.02
-----------------------------------------------------------------------------------------------------------------------------------

                                                              ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual ................................................       $1,000.00                   $1,131.80                    $5.27
Hypothetical (5% return before expenses) ..............       $1,000.00                   $1,019.79                    $5.01

                                                                ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND -- INVESTOR CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual ................................................       $1,000.00                   $1,130.90                    $6.59
Hypothetical (5% return before expenses) ..............       $1,000.00                   $1,018.54                    $6.26
-----------------------------------------------------------------------------------------------------------------------------------

                                                              ROBECO BOSTON PARTNERS MID CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual ................................................       $1,000.00                   $1,170.80                    $5.37
Hypothetical (5% return before expenses) ..............       $1,000.00                   $1,019.79                    $5.01

                                                                 ROBECO BOSTON PARTNERS MID CAP VALUE FUND -- INVESTOR CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual ................................................       $1,000.00                   $1,169.20                    $6.70
Hypothetical (5% return before expenses) ..............       $1,000.00                   $1,018.54                    $6.26
-----------------------------------------------------------------------------------------------------------------------------------

8 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND EXPENSE EXAMPLES (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                               ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual ................................................       $1,000.00                   $1,148.50                    $6.64
Hypothetical (5% return before expenses) ..............       $1,000.00                   $1,018.54                    $6.26

                                                                  ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND -- INVESTOR CLASS
                                                          -------------------------------------------------------------------------
                                                          BEGINNING ACCOUNT           ENDING ACCOUNT
                                                                VALUE                      VALUE               EXPENSES PAID DURING
                                                          SEPTEMBER 1, 2004          FEBRUARY 28, 2005                PERIOD*
                                                          -----------------          -----------------         --------------------
Actual ................................................       $1,000.00                   $1,148.10                    $7.97
Hypothetical (5% return before expenses) ..............       $1,000.00                   $1,017.29                    $7.51

*Expenses are equal to the Fund's annualized expense ratios in the table below, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 to reflect the one-year half period.

                                                      INSTITUTIONAL   INVESTOR
                                                      -------------  -----------
    Robeco Boston Partners Small Cap Value Fund II ..     1.52%        1.77%
    Robeco Boston Partners Long/Short Equity Fund ...     2.75% (1)    3.00% (1)
    Robeco Boston Partners Large Cap Value Fund .....     1.00%        1.25%
    Robeco Boston Partners Mid Cap Value Fund .......     1.00%        1.25%
    Robeco Boston Partners All-Cap Value Fund .......     1.25%        1.50%

(1) These amounts include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividend was 0.25% of average net assets for the most recent fiscal half-year.


                                                     SEMI-ANNUAL REPORT 2005 | 9

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (Unaudited)
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------    ------------
COMMON STOCK
   Insurance - Other .................................    12.6%     $ 56,698,029
   Health Care - Services ............................     7.6%       34,185,185
   Real Estate .......................................     7.4%       33,497,950
   Services - Business ...............................     7.0%       31,574,806
   Apparel ...........................................     4.5%       20,309,621
   Financial Services ................................     3.6%       16,251,241
   Building & Construction ...........................     3.6%       16,100,013
   Publishing & Information Services .................     3.3%       15,000,456
   Internet Services .................................     3.1%       13,727,239
   Engineering & Construction ........................     2.9%       13,212,884
   Electronics .......................................     2.6%       11,708,608
   Building Materials ................................     2.4%       10,652,048
   Computer Equipment & Services .....................     2.3%       10,373,296
   Leisure & Lodging .................................     2.0%        9,212,303
   Consumer Specialties ..............................     2.0%        9,104,680
   Foods .............................................     2.0%        8,892,214
   Manufacturing .....................................     1.9%        8,601,024
   Paper Forest Products &
     Packaging .......................................     1.8%        8,159,153
   Machinery .........................................     1.8%        8,035,340
   Insurance - Life ..................................     1.7%        7,789,319
   Health Care - Supplies ............................     1.5%        6,836,122
   Oil & Gas - Exploration ...........................     1.4%        6,084,796
   Retail - Hard Goods ...............................     1.3%        5,687,151
   Chemicals - Commodity .............................     1.2%        5,277,868
   Oil Services ......................................     1.0%        4,584,855
   Environmental Control .............................     1.0%        4,569,448
   Utilities - Electric ..............................     1.0%        4,347,288
   Services - Consumer ...............................     0.9%        4,240,000
   Consulting Services ...............................     0.9%        4,115,081


                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------    ------------
   Soaps & Toiletries ................................     0.8%     $  3,494,317
   Business & Public Services ........................     0.8%        3,474,008
   Tobacco ...........................................     0.8%        3,427,488
   Air Transport .....................................     0.7%        3,065,007
   Trucking ..........................................     0.6%        2,833,974
   Iron & Steel ......................................     0.6%        2,622,907
   Semiconductor Equipment &
     Products ........................................     0.6%        2,590,922
   Banks - Regional ..................................     0.6%        2,480,736
   Retail - Soft Goods ...............................     0.5%        2,316,084
   Savings & Loans ...................................     0.5%        2,019,225
   Motor Homes .......................................     0.4%        1,977,302
   Metals & Mining ...................................     0.4%        1,926,140
   Consumer Products .................................     0.4%        1,767,192
   Railroad & Bulk Shipping ..........................     0.4%        1,591,860
   Aerospace & Defense ...............................     0.3%        1,541,896
   Broadcasting ......................................     0.3%        1,447,595
   Banks - Major .....................................     0.3%        1,256,382
   Automotive & Trucks ...............................     0.3%        1,245,771
   Medical Equipment and Supplies ....................     0.2%        1,059,659
   Medical Equipment and Supplies ....................     0.2%          929,000
   Office Equipment & Supplies .......................     0.1%          667,263
   Telecommunications Equipment ......................     0.1%          453,696

SHORT-TERM INVESTMENTS ...............................     2.9%       13,225,262

INVESTMENT COMPANY ...................................     0.8%        3,382,120

OTHER ASSETS IN EXCESS OF
   LIABILITIES .......................................     0.1%          476,493
                                                         -----      ------------
NET ASSETS ...........................................   100.0%     $450,100,317
                                                         =====      ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited)
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------    -----------
SECURITIES HELD LONG
DOMESTIC COMMON STOCK
   Insurance - Other .................................    10.2%     $ 9,722,165
   Oil & Gas - Exploration ...........................     6.1%       5,821,636
   Health Care - Services ............................     5.7%       5,401,238
   Financial Services ................................     4.9%       4,647,566
   Health Care - Drugs ...............................     4.1%       3,868,351
   Computer Equipment & Services .....................     3.7%       3,490,290
   Office Equipment & Supplies .......................     3.4%       3,263,926
   Computer Software .................................     3.4%       3,214,384
   Internet Services .................................     3.3%       3,174,597
   Commercial Services ...............................     3.3%       3,146,540
   Telecommunications ................................     3.2%       3,044,567
   Foods .............................................     3.2%       3,024,074
   Manufacturing .....................................     3.0%       2,879,919
   Retail ............................................     2.8%       2,614,792
   Retail - Hard Goods ...............................     2.4%       2,318,308
   Consumer Products .................................     2.2%       2,135,833
   Containers ........................................     2.2%       2,093,512
   Business & Public Services ........................     2.1%       1,988,473
   Media & Entertainment .............................     2.0%       1,932,456
   Oil Services ......................................     1.9%       1,818,263
   Chemicals - Specialty .............................     1.8%       1,684,892
   Consulting Services ...............................     1.7%       1,645,057
   Printing Services .................................     1.7%       1,603,869
   Travel Services ...................................     1.7%       1,601,084
   Real Estate .......................................     1.6%       1,558,993
   Services - Business ...............................     1.3%       1,273,136
   Telecommunications Equipment ......................     1.2%       1,155,205
   Leisure & Lodging .................................     1.2%       1,129,776
   Paper Forest Products & Packaging .................     1.1%       1,030,230
   Communications Equipment ..........................     1.0%         993,616
   Medical Equipment and Supplies ....................     1.0%         982,528
   Recreational Products - Toys ......................     0.9%         842,688
   Airlines ..........................................     0.6%         532,000
   Electronics .......................................     0.5%         482,289
   Automotive & Trucks ...............................     0.5%         471,328
   Aerospace & Defense ...............................     0.5%         464,600
   Utilities - Electric ..............................     0.5%         440,804
   Textiles & Apparel ................................     0.4%         384,300
   Environmental Control .............................     0.4%         380,205
   Electronic Components &
     Instruments .....................................     0.4%         367,236
   Savings & Loans ...................................     0.4%         341,715
   Machinery .........................................     0.3%         280,160
   Health Care - Biotech .............................     0.3%         246,246


                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------    -----------
   Apparel ...........................................     0.1%     $    68,416
   Building & Construction ...........................      --           29,627

SHORT-TERM INVESTMENTS ...............................    14.0%      13,316,334

CONVERTIBLE BONDS ....................................     0.1%          74,344

CORPORATE BONDS ......................................     0.1%         118,295

SECURITIES SOLD SHORT
DOMESTIC COMMON STOCK
   Real Estate .......................................    (0.2)%       (160,425)
   Marketing .........................................    (0.2)%       (229,369)
   Metals & Mining ...................................    (0.3)%       (236,256)
   Restaurants .......................................    (0.3)%       (271,875)
   Textiles & Apparel ................................    (0.3)%       (273,372)
   Automotive & Trucks ...............................    (0.3)%       (284,032)
   Consulting Services ...............................    (0.3)%       (288,904)
   Chemicals - Specialty .............................    (0.3)%       (291,582)
   Electronic Components &
     Instruments .....................................    (0.3)%       (306,189)
   Soaps & Toiletries ................................    (0.3)%       (313,272)
   Savings & Loans ...................................    (0.3)%       (313,478)
   Machinery .........................................    (0.3)%       (321,568)
   Consumer Specialties ..............................    (0.3)%       (325,748)
   Services - Consumer ...............................    (0.3)%       (327,624)
   Environmental Services ............................    (0.3)%       (327,667)
   Audio & Video Products ............................    (0.4)%       (332,422)
   Retail - Hard Goods ...............................    (0.4)%       (338,050)
   Oil & Gas - Exploration ...........................    (0.4)%       (341,200)
   Computers & Peripherals ...........................    (0.4)%       (366,104)
   Apparel ...........................................    (0.4)%       (376,527)
   Leisure & Lodging .................................    (0.4)%       (398,203)
   Health Care - Drugs ...............................    (0.4)%       (402,874)
   Data Processing Services ..........................    (0.5)%       (427,067)
   Automotive Parts & Equipment ......................    (0.5)%       (445,018)
   Business & Public Services ........................    (0.5)%       (445,949)
   Airlines ..........................................    (0.5)%       (455,596)
   Tobacco ...........................................    (0.5)%       (482,964)
   Retail - Food & Drug ..............................    (0.5)%       (488,474)
   Telecommunication Services ........................    (0.5)%       (511,874)
   Consumer Products .................................    (0.6)%       (519,886)
   Building & Construction ...........................    (0.6)%       (528,132)
   Commercial Services ...............................    (0.6)%       (542,879)
   Office Equipment & Supplies .......................    (0.6)%       (555,375)
   Retail - Soft Goods ...............................    (0.7)%       (686,498)
   Broadcasting ......................................    (0.8)%       (731,178)
   Transport - Services ..............................    (0.8)%       (739,849)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 11

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited) (concluded)
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------    -----------
   Media & Entertainment .............................    (0.8)%    $  (772,812)
   Health Care - Services ............................    (0.9)%       (826,834)
   Telecommunications ................................    (0.9)%       (835,062)
   Aerospace & Defense ...............................    (0.9)%       (875,839)
   Pharmaceuticals & Biotechnology ...................    (1.1)%     (1,043,438)
   Foods .............................................    (1.3)%     (1,209,786)
   Manufacturing .....................................    (1.3)%     (1,230,799)
   Medical Equipment and Supplies ....................    (1.3)%     (1,240,098)
   Telecommunications Equipment ......................    (1.6)%     (1,553,945)
   Financial Services ................................    (1.7)%     (1,595,564)
   Computer Software .................................    (1.7)%     (1,619,553)
   Energy ............................................    (1.7)%     (1,649,739)
   Health Care - Supplies ............................    (2.0)%     (1,943,394)
   Electronic Equipment & Products ...................    (2.2)%     (2,094,293)
   Electronics .......................................    (2.5)%     (2,414,445)
   Health Care - Biotech .............................    (2.6)%     (2,507,493)
   Semiconductor Equipment &
     Products ........................................    (2.9)%     (2,797,787)
   Computer Equipment & Services .....................    (3.1)%     (2,959,836)
   Internet Services .................................    (4.6)%     (4,352,394)

OTHER ASSETS IN EXCESS
   OF LIABILITIES ....................................    42.0%      39,955,321
                                                         -----      -----------
NET ASSETS ...........................................   100.0%     $95,144,593
                                                         =====      ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (Unaudited)
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------    -----------
COMMON STOCK
   Insurance - Other .................................    12.7%     $ 5,381,978
   Financial Services ................................    10.6%       4,468,700
   Oil & Gas - Integrated Majors .....................     5.6%       2,384,674
   Telecommunications ................................     5.3%       2,251,219
   Health Care - Drugs ...............................     5.3%       2,221,039
   Media & Entertainment .............................     5.0%       2,104,161
   Oil Services ......................................     4.7%       2,001,358
   Electronics .......................................     3.5%       1,462,444
   Manufacturing .....................................     3.1%       1,317,406
   Apparel ...........................................     3.0%       1,254,083
   Aerospace & Defense ...............................     2.9%       1,234,508
   Computer Equipment &
     Services ........................................     2.9%       1,204,880
   Oil & Gas - Refining &
     Marketing .......................................     2.7%       1,141,367
   Tobacco ...........................................     2.3%         981,692
   Office Equipment & Supplies .......................     2.3%         980,210
   Banks - Major .....................................     2.1%         906,868
   Telecommunications Equipment ......................     1.9%         799,561
   Foods .............................................     1.7%         737,509
   Utilities - Electric ..............................     1.6%         676,259
   Computer Software .................................     1.5%         625,508


                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------    -----------
   Retail - Hard Goods ...............................     1.4%     $   597,067
   Oil & Gas - Exploration ...........................     1.4%         581,946
   Semiconductor Equipment &
     Products ........................................     1.3%         564,882
   Building Materials ................................     1.3%         542,630
   Retail - Soft Goods ...............................     1.1%         447,315
   Leisure & Lodging .................................     1.1%         445,868
   Metals & Mining ...................................     1.0%         436,057
   Health Care - Supplies ............................     1.0%         404,063
   Soaps & Toiletries ................................     0.9%         384,690
   Restaurants .......................................     0.6%         236,886
   Containers ........................................     0.5%         230,300
   Paper Forest Products &
     Packaging .......................................     0.5%         218,734
   Recreational Products - Toys ......................     0.5%         208,159
   Food & Household Products .........................     0.5%         200,670

SHORT TERM INVESTMENTS ...............................     2.2%         944,604

OTHER ASSETS IN EXCESS
   OF LIABILITIES ....................................     4.0%       1,695,094
                                                         -----      -----------
NET ASSETS ...........................................   100.0%     $42,274,389
                                                         =====      ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 13

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (Unaudited
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------    -----------
COMMON STOCK
   Insurance - Other .................................    12.2%     $ 6,445,574
   Apparel ...........................................     6.7%       3,568,542
   Manufacturing .....................................     6.5%       3,441,349
   Health Care - Services ............................     5.1%       2,720,744
   Leisure & Lodging .................................     4.6%       2,441,413
   Computer Equipment &
     Services ........................................     4.5%       2,380,398
   Electronics .......................................     4.1%       2,155,725
   Oil Services ......................................     4.0%       2,109,558
   Paper Forest Products &
     Packaging .......................................     3.5%       1,861,473
   Financial Services ................................     3.0%       1,560,925
   Utilities - Electric ..............................     2.9%       1,545,029
   Machinery .........................................     2.8%       1,470,876
   Foods .............................................     2.7%       1,421,141
   Publishing ........................................     2.7%       1,405,427
   Retail - Hard Goods ...............................     2.6%       1,364,871
   Chemicals - Specialty .............................     2.4%       1,291,358
   Business & Public Services ........................     1.8%         964,100
   Internet Services .................................     1.7%         916,778
   Health Care - Supplies ............................     1.7%         911,267
   Telecommunications ................................     1.7%         879,638
   Savings & Loans ...................................     1.7%         877,605
   Oil & Gas - Exploration ...........................     1.5%         801,630


                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------    -----------
   Office Equipment & Supplies .......................     1.5%     $   789,250
   Banks - Major .....................................     1.4%         714,960
   Real Estate .......................................     1.3%         683,797
   Engineering & Construction ........................     1.1%         574,035
   Telecommunications Equipment ......................     1.0%         540,750
   Trucking ..........................................     1.0%         538,200
   Recreational Products - Toys ......................     1.0%         524,292
   Computer Software .................................     0.9%         490,906
   Automotive Parts & Equipment ......................     0.9%         453,705
   Health Care - Drugs ...............................     0.8%         441,040
   Restaurants .......................................     0.7%         393,640
   Insurance - Life ..................................     0.7%         353,804
   Data Processing Services ..........................     0.6%         337,512
   Communications Equipment ..........................     0.6%         305,350
   Broadcasting ......................................     0.6%         292,621
   Tobacco ...........................................     0.5%         242,276

CLOSED END INVESTMENT
   COMPANY ...........................................     1.8%         970,353
SHORT-TERM INVESTMENTS ...............................     3.0%       1,616,260

OTHER ASSETS IN EXCESS
   OF LIABILITIES ....................................     0.2%          81,833
                                                         -----      -----------
NET ASSETS ...........................................   100.0%     $52,880,005
                                                         =====      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (Unaudited)
                                                PORTFOLIO HOLDINGS SUMMARY TABLE
--------------------------------------------------------------------------------

                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------     ----------
   Insurance - Other .................................    18.8%      $1,654,503
   Tobacco ...........................................     7.6%         664,468
   Oil & Gas - Exploration ...........................     7.1%         626,470
   Health Care - Drugs ...............................     6.1%         536,064
   Financial Services ................................     5.8%         511,534
   Real Estate .......................................     4.8%         425,411
   Apparel ...........................................     4.5%         390,974
   Computer Equipment &
     Services ........................................     3.1%         274,271
   Oil & Gas - Integrated Majors .....................     2.9%         255,934
   Health Care - Services ............................     2.5%         221,139
   Services - Business ...............................     2.5%         220,437
   Utilities - Electric ..............................     2.3%         204,708
   Media & Entertainment .............................     2.0%         172,122
   Retail - Soft Goods ...............................     1.9%         170,331
   Health Care - Supplies ............................     1.9%         162,759
   Retail - Hard Goods ...............................     1.8%         154,366
   Telecommunications ................................     1.7%         151,841
   Telecommunications Equipment ......................     1.6%         142,110
   Building Materials ................................     1.4%         123,290
   Oil & Gas - Refining & Marketing ..................     1.4%         122,374
   Foods .............................................     1.1%          98,659
   Consumer Products .................................     1.1%          93,857
   Insurance - Life ..................................     0.9%          81,666
   Manufacturing .....................................     0.9%          80,185
   Computer Software .................................     0.9%          76,421
   Office Equipment & Supplies .......................     0.8%          66,771


                                                        % of Net
   Security Type/Industry Classification                 Assets        Value
   -------------------------------------                --------     ----------
   Beverages .........................................     0.6%      $   55,671
   Recreational Products - Toys ......................     0.5%          42,468
   Travel Services ...................................     0.5%          41,633
   Airlines ..........................................     0.4%          34,160
   Electronics .......................................     0.4%          33,715
   Medical Equipment and Supplies ....................     0.4%          33,536
   Utilities - Gas & Water ...........................     0.3%          29,592
   Restaurants .......................................     0.3%          28,058
   Food & Household Products .........................     0.3%          25,084
   Electronic Components &
     Instruments .....................................     0.3%          23,080
   Finance - Other ...................................     0.2%          16,400

SHORT-TERM INVESTMENTS ...............................     5.8%         509,974

PREFERRED STOCK ......................................     1.3%         109,221

INVESTMENT COMPANIES .................................     0.7%          64,301

CORPORATE BONDS ......................................     0.5%          45,006

RIGHTS/WARRANTS ......................................     0.2%          17,622

OPTIONS ..............................................    (0.5)%        (45,610)

OTHER ASSETS IN EXCESS
   OF LIABILITIES ....................................     0.4%          36,887
                                                         -----       ----------
NET ASSETS ...........................................   100.0%      $8,783,463
                                                         =====       ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 15

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (Unaudited)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares       Value
                                                       ---------    ------------
COMMON STOCK--96.2%
AEROSPACE & DEFENSE--0.3%
   DRS Technologies, Inc.* .........................     37,325     $  1,541,896
                                                                    ------------
AIR TRANSPORT--0.7%
   ExpressJet Holdings, Inc.* ......................     58,045          650,104
   Pinnacle Airlines Corp.* ........................    230,210        2,414,903
                                                                    ------------
                                                                       3,065,007
                                                                    ------------
APPAREL--4.5%
   Brown Shoe Co., Inc. ............................    106,150        3,545,410
   Dress Barn, Inc. (The)* .........................    147,700        2,787,099
   Finish Line, Inc., (The) ........................    293,420        6,003,373
   Gymboree Corp. (The)* ...........................    109,300        1,310,507
   Kellwood Co. ....................................     33,170          950,984
   Kenneth Cole Productions, Inc.,
     Class A .......................................     47,200        1,369,272
   Steven Madden Ltd.* .............................    109,500        2,045,460
   Warnaco Group, Inc., (The)* .....................     96,050        2,297,516
                                                                    ------------
                                                                      20,309,621
                                                                    ------------
AUTOMOTIVE & TRUCKS--0.3%
   Group 1 Automotive, Inc.* .......................     45,055        1,245,771
                                                                    ------------
BANKS - MAJOR--0.3%
   UMB Financial Corp. .............................     22,300        1,256,382
                                                                    ------------
BANKS - REGIONAL--0.6%
   Bancorp, Inc. (The)* ............................     55,345          770,402
   First Community Bancorp .........................     12,900          557,151
   Riggs National Corp.* ...........................     59,596        1,153,183
                                                                    ------------
                                                                       2,480,736
                                                                    ------------
BROADCASTING--0.3%
   4Kids Entertainment, Inc.* ......................     55,500        1,084,470
   Liberty Corp., (The) ............................      8,300          363,125
                                                                    ------------
                                                                       1,447,595
                                                                    ------------
BUILDING & CONSTRUCTION--3.6%
   Champion Enterprises, Inc.* .....................    569,010        5,889,253
   Infrasource Services, Inc.* .....................    195,300        2,400,237
   Monaco Coach Corp.* .............................    128,500        2,301,435


                                                        Number
                                                       of Shares       Value
                                                       ---------    ------------
BUILDING & CONSTRUCTION--(CONTINUED)
   Palm Harbor Homes, Inc.* ........................    143,743     $  2,248,141
   Perini Corp.* ...................................    204,320        3,260,947
                                                                    ------------
                                                                      16,100,013
                                                                    ------------
BUILDING MATERIALS--2.4%
   Drew Industries, Inc.* ..........................     69,300        2,596,671
   ElkCorp .........................................    104,545        4,012,437
   Lennox International, Inc. ......................    187,000        4,042,940
                                                                    ------------
                                                                      10,652,048
                                                                    ------------
BUSINESS & PUBLIC SERVICES--0.8%
   Gevity HR, Inc. .................................    191,300        3,474,008
                                                                    ------------
CHEMICALS - COMMODITY--1.2%
   UAP Holding Corp.* ..............................    302,900        4,719,182
   Wellman, Inc. ...................................     40,780          558,686
                                                                    ------------
                                                                       5,277,868
                                                                    ------------
COMPUTER EQUIPMENT & SERVICES--2.3%
   Imation Corp. ...................................     74,000        2,544,860
   Insight Enterprises, Inc.* ......................    113,085        2,012,913
   iPass, Inc.* ....................................    432,700        2,635,143
   Keane, Inc.* ....................................    168,300        2,228,292
   Pinnacle Systems, Inc.* .........................    100,400          429,712
   Tier Technologies, Inc., Class B* ...............     78,200          522,376
                                                                    ------------
                                                                      10,373,296
                                                                    ------------
CONSULTING SERVICES--0.9%
   FTI Consulting, Inc.* ...........................     72,500        1,377,500
   MAXIMUS, Inc.* ..................................     80,850        2,737,581
                                                                    ------------
                                                                       4,115,081
                                                                    ------------
CONSUMER PRODUCTS--0.4%
   Natuzzi S.p.A. - ADR ............................    160,800        1,767,192
                                                                    ------------
CONSUMER SPECIALTIES--2.0%
   Rayovac Corp.* ..................................     35,400        1,522,200
   Sola International, Inc.* .......................    272,555        7,582,480
                                                                    ------------
                                                                       9,104,680
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares       Value
                                                       ---------    ------------
ELECTRONICS--2.6%
   Bell Microproducts, Inc.* .......................      8,200     $     73,226
   Engineered Support Systems, Inc. ................     70,300        3,886,184
   Hypercom Corp.* .................................    204,900          963,030
   Paxar Corp.* ....................................    124,500        2,917,035
   Planar Systems, Inc.* ...........................    100,300          808,418
   Pomeroy IT Solutions, Inc.* .....................     69,596        1,036,284
   Rofin-Sinar Technologies, Inc.* .................     17,170          629,281
   Technitrol, Inc.* ...............................     78,600        1,395,150
                                                                    ------------
                                                                      11,708,608
                                                                    ------------
ENGINEERING & CONSTRUCTION--2.9%
   EMCOR Group, Inc.* ..............................     81,800        3,945,214
   Granite Construction, Inc. ......................     30,900          822,249
   Integrated Electrical Services,
     Inc.* .........................................    299,200        1,005,312
   Modtech Holdings, Inc.* .........................     58,400          496,400
   URS Corp.* ......................................    146,114        4,213,928
   Washington Group International,
     Inc.* .........................................     62,395        2,729,781
                                                                    ------------
                                                                      13,212,884
                                                                    ------------
ENVIRONMENTAL CONTROL--1.0%
   Tetra Tech, Inc.* ...............................    275,600        4,569,448
                                                                    ------------
FINANCIAL SERVICES--3.6%
   Advanta Corp., Class B ..........................    215,300        5,214,566
   Affiliated Managers Group, Inc.* ................     19,300        1,249,868
   Bay View Capital Corp.* .........................     28,170          459,171
   BKF Capital Group, Inc.* ........................     18,800          775,500
   CMET Finance Holdings, Inc.
     144A* .........................................     15,000        1,500,000
   Delta Financial Corp. ...........................     59,900          494,175
   Federal Agricultural Mortgage
     Corp., Class C* ...............................    286,000        5,514,080
   MCG Capital Corp. ...............................     48,200          838,198
   Value Line, Inc. ................................      5,100          205,683
                                                                    ------------
                                                                      16,251,241
                                                                    ------------
FOODS--2.0%
   Chiquita Brands International, Inc. .............    147,200        3,359,104
   NBTY, Inc.* .....................................     36,780          930,166
   Performance Food Group Co.* .....................    169,600        4,602,944
                                                                    ------------
                                                                       8,892,214
                                                                    ------------


                                                        Number
                                                       of Shares       Value
                                                       ---------    ------------
HEALTH CARE - SERVICES--7.6%
   Apria Healthcare Group, Inc.* ...................    334,100     $ 10,844,886
   First Consulting Group, Inc.* ...................     82,240          497,552
   Kendle International, Inc.* .....................     64,600          755,174
   Kindred Healthcare, Inc.* .......................    167,930        5,491,311
   LifePoint Hospitals, Inc.* ......................     46,790        1,873,939
   Option Care, Inc.* ..............................    174,350        3,370,186
   Radiation Therapy Services, Inc.* ...............    311,365        4,832,385
   RehabCare Group, Inc.* ..........................    141,800        4,069,660
   Renal Care Group, Inc.* .........................     35,500        1,398,700
   Res-Care, Inc.* .................................     76,800        1,051,392
                                                                    ------------
                                                                      34,185,185
                                                                    ------------
HEALTH CARE - SUPPLIES--1.5%
   Analogic Corp. ..................................     24,100        1,034,854
   CONMED Corp.* ...................................    165,100        4,888,611
   Owens & Minor, Inc. .............................     32,700          912,657
                                                                    ------------
                                                                       6,836,122
                                                                    ------------
INSURANCE - LIFE--1.7%
   AmerUs Group Co. ................................     38,300        1,843,379
   Scottish Re Group Ltd. ..........................    254,100        5,945,940
                                                                    ------------
                                                                       7,789,319
                                                                    ------------
INSURANCE - OTHER--12.6%
   Allmerica Financial Corp.* ......................     33,290        1,191,782
   Arch Capital Group Ltd.* ........................     16,000          663,680
   Aspen Insurance Holdings Ltd. ...................     72,515        1,870,887
   Assured Guaranty Ltd. ...........................    359,200        6,803,248
   Bristol West Holdings, Inc.* ....................     67,125        1,134,412
   CNA Surety Corp.* ...............................    203,025        2,801,745
   Hilb, Rogal & Hamilton Co. ......................     38,800        1,331,228
   Hub International Ltd. ..........................    157,300        3,105,102
   Infinity Property & Casualty
     Corp. .........................................     38,800        1,246,644
   IPC Holdings Ltd. ...............................    275,400       11,539,260
   KMG America Corp.* ..............................    154,460        1,461,192
   Max Re Capital Ltd. .............................    130,100        2,993,601
   Navigators Group, Inc., (The)* ..................    151,470        4,544,100
   Odyssey Re Holdings Corp. .......................     45,720        1,154,887
   Platinum Underwriters Holdings
     Ltd. ..........................................    273,560        8,480,360
   Quanta Capital Holdings Ltd.* ...................    310,300        2,870,275
   RLI Corp. .......................................     24,850        1,076,005


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 17

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares       Value
                                                       ---------    ------------
INSURANCE - OTHER--(CONTINUED)
   Seabright Insurance Holdings* ...................     65,130     $    771,791
   United America Indemnity, Ltd.,
     Class A* ......................................     90,840        1,657,830
                                                                    ------------
                                                                      56,698,029
                                                                    ------------
INTERNET SERVICES--3.1%
   EarthLink, Inc.* ................................    749,900        6,546,627
   Stonepath Group, Inc.* ..........................    559,600          570,792
   United Online, Inc.* ............................    609,200        6,609,820
                                                                    ------------
                                                                      13,727,239
                                                                    ------------
IRON & STEEL--0.6%
   GrafTech International Ltd.* ....................    166,300        1,536,612
   Ryerson Tull, Inc. ..............................     75,700        1,086,295
                                                                    ------------
                                                                       2,622,907
                                                                    ------------
LEISURE & LODGING--2.0%
   Alliance Gaming Corp.* ..........................    102,000        1,132,200
   Argosy Gaming Co.* ..............................     48,100        2,220,777
   Interstate Hotels & Resorts, Inc.* ..............     99,250          486,325
   Intrawest Corp. .................................     95,900        1,847,034
   La Quinta Corp.* ................................    163,265        1,510,201
   MTR Gaming Group, Inc.* .........................     59,560          715,316
   Pinnacle Entertainment, Inc.* ...................     83,900        1,300,450
                                                                    ------------
                                                                       9,212,303
                                                                    ------------
MACHINERY--1.8%
   Actuant Corp., Class A* .........................     22,000        1,189,100
   CIRCOR International, Inc. ......................     37,400          935,000
   Manitowoc Co., Inc., (The) ......................     33,000        1,359,600
   Terex Corp.* ....................................    100,700        4,551,640
                                                                    ------------
                                                                       8,035,340
                                                                    ------------
MANUFACTURING--1.9%
   Acuity Brands, Inc. .............................     86,600        2,394,490
   EnerSys* ........................................     81,025        1,170,811
   Federal Signal Corp. ............................    190,615        3,000,280
   NN, Inc. ........................................    103,800        1,118,964
   Spartech Corp. ..................................     41,715          916,479
                                                                    ------------
                                                                       8,601,024
                                                                    ------------


                                                        Number
                                                       of Shares       Value
                                                       ---------    ------------
MEDICAL EQUIPMENT AND SUPPLIES--0.2%
   PAREXEL International Corp.* ....................     47,264     $  1,059,659
                                                                    ------------
MEDICAL EQUIPMENT AND SUPPLIES--0.2%
   Medical Property Trust ..........................     92,900          929,000
                                                                    ------------
METALS & MINING--0.4%
   Olin Corp. ......................................     77,200        1,926,140
                                                                    ------------
MOTOR HOMES--0.4%
   Winnebago Industries, Inc. ......................     55,935        1,977,302
                                                                    ------------
OFFICE EQUIPMENT & SUPPLIES--0.1%
   Global Imaging Systems, Inc.* ...................     18,775          667,263
                                                                    ------------
OIL & GAS - EXPLORATION--1.4%
   InterOil Corp.* .................................     38,300        1,658,390
   Stone Energy Corp.* .............................     53,100        2,667,213
   Swift Energy Co.* ...............................     64,700        1,759,193
                                                                    ------------
                                                                       6,084,796
                                                                    ------------
OIL SERVICES--1.0%
   Hornbeck Offshore Services, Inc.* ...............     34,805          806,432
   Key Energy Services, Inc.* ......................    211,865        2,927,974
   Parker Drilling Co.* ............................    143,900          850,449
                                                                    ------------
                                                                       4,584,855
                                                                    ------------
PAPER FOREST PRODUCTS & PACKAGING--1.8%
   Constar International, Inc.* ....................     62,200          436,022
   Neenah Paper, Inc. ..............................     69,700        2,450,652
   Schweitzer-Mauduit International,
     Inc. ..........................................     45,900        1,562,895
   Silgan Holdings, Inc. ...........................     55,800        3,709,584
                                                                    ------------
                                                                       8,159,153
                                                                    ------------
PUBLISHING & INFORMATION SERVICES--3.3%
   Banta Corp. .....................................     70,800        3,112,368
   Bowne & Co., Inc. ...............................    277,100        4,378,180
   infoUSA, Inc.* ..................................    233,840        2,417,905
   Journal Register Co.* ...........................     62,900        1,097,605
   Pulitzer, Inc. ..................................     17,700        1,127,136
   Reader's Digest Association, Inc.,
     (The) .........................................    123,900        2,143,470
   Scholastic Corp.* ...............................     20,400          723,792
                                                                    ------------
                                                                      15,000,456
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares       Value
                                                       ---------    ------------
RAILROAD & BULK SHIPPING--0.4%
   RailAmerica, Inc.* ..............................    131,995     $  1,591,860
                                                                    ------------
REAL ESTATE--7.4%
   American Financial Realty Trust
     (REIT) ........................................    252,525        3,702,016
   Arbor Realty Trust 144A (REIT) ..................     10,100        1,262,500
   Ashford Hospitality Trust (REIT) ................     44,825          453,181
   Bimini Mortgage Management
     144A (REIT)* ..................................    151,625        2,289,537
   Brandywine Realty Trust (REIT) ..................     49,000        1,449,910
   Capital Lease Funding, Inc.
     (REIT)* .......................................    197,975        2,415,295
   Digital Realty Trust, Inc. (REIT)* ..............    173,600        2,487,688
   Fieldstone Investment Corp. 144A
     (REIT) ........................................     98,900        1,483,500
   Gladstone Commercial Corp. (REIT) ...............    109,975        1,824,485
   Government Properties Trust, Inc.
     (REIT)* .......................................    118,075        1,129,978
   Lexington Corporate Properties
     Trust (REIT) ..................................     66,550        1,465,431
   MFA Mortgage Investments, Inc.
     (REIT) ........................................    232,350        1,963,358
   Origen Financial, Inc. (REIT) ...................    386,125        2,803,268
   Redwood Trust, Inc. (REIT) ......................     67,700        3,854,838
   Trammell Crow Co.* ..............................    253,900        4,912,965
                                                                    ------------
                                                                      33,497,950
                                                                    ------------
RETAIL- HARD GOODS--1.3%
   GameStop Corp., Class A* ........................    117,815        2,286,789
   Lithia Motors, Inc., Class A ....................     70,600        1,854,662
   School Specialty, Inc.* .........................     41,000        1,545,700
                                                                    ------------
                                                                       5,687,151
                                                                    ------------
RETAIL - SOFT GOODS--0.5%
   Charming Shoppes, Inc.* .........................    300,400        2,316,084
                                                                    ------------
SAVINGS & LOANS--0.5%
   Franklin Bank Corp.* ............................    123,500        2,019,225
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.6%
   OmniVision Technologies, Inc.* ..................    128,200        2,590,922
                                                                    ------------


                                                        Number
                                                       of Shares       Value
                                                       ---------    ------------
SERVICES - BUSINESS--7.0%
   Century Business Services, Inc.* ................    344,700     $  1,444,293
   Clark, Inc.* ....................................    164,430        2,872,592
   Cornell Companies, Inc.* ........................     76,980        1,097,735
   Geo Group, Inc., (The)* .........................     43,300        1,243,143
   Harland (John H.) Co. ...........................     60,130        2,206,771
   Integrated Alarm Services Group,
     Inc.* .........................................    584,013        3,615,040
   Kforce, Inc.* ...................................    118,176        1,347,206
   MPS Group, Inc.* ................................    365,000        3,920,100
   Navigant International, Inc.* ...................    260,200        3,340,968
   PRG-Schultz International, Inc.* ................    478,000        2,213,140
   ProQuest Co.* ...................................     18,950          692,623
   Spherion Corp.* .................................    187,300        1,460,940
   Standard Parking Corp.* .........................    144,055        2,160,825
   World Fuel Services Corp. .......................    138,200        3,959,430
                                                                    ------------
                                                                      31,574,806
                                                                    ------------
SERVICES - CONSUMER--0.9%
   Ambassadors International, Inc. .................     20,100          296,676
   Service Corporation International* ..............    314,100        2,368,314
   Steiner Leisure Ltd.* ...........................     47,800        1,575,010
                                                                    ------------
                                                                       4,240,000
                                                                    ------------
SOAPS & TOILETRIES--0.8%
   Playtex Products, Inc.* .........................    345,350        2,945,835
   Sykes Enterprises, Inc.* ........................     71,510          548,482
                                                                    ------------
                                                                       3,494,317
                                                                    ------------
TELECOMMUNICATIONS EQUIPMENT--0.1%
   Adaptec, Inc.* ..................................     83,400          453,696
                                                                    ------------
TOBACCO--0.8%
   DIMON, Inc. .....................................    151,100          979,128
   Standard Commercial Corp. .......................     65,000        1,228,500
   Universal Corp. .................................     24,300        1,219,860
                                                                    ------------
                                                                       3,427,488
                                                                    ------------
TRUCKING--0.6%
   Marten Transport Ltd.* ..........................     15,600          359,580
   Quality Distribution, Inc.* .....................    101,605        1,056,794
   SCS Transportation, Inc.* .......................     64,000        1,417,600
                                                                    ------------
                                                                       2,833,974
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 19

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (Unaudited) (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares       Value
                                                       ---------    ------------
UTILITIES - ELECTRIC--1.0%
   Sierra Pacific Resources* .......................    435,600     $  4,347,288
                                                                    ------------
     TOTAL COMMON STOCK
       (Cost $351,690,378) .........................                 433,016,442
                                                                    ------------
INVESTMENT COMPANY--0.8%
FINANCIAL SERVICES--0.8%
   Apollo Investment Corp.* ........................    205,600        3,382,120
                                                                    ------------
     TOTAL INVESTMENT COMPANY
       (Cost $3,084,000) ...........................                   3,382,120
                                                                    ------------
SHORT TERM INVESTMENTS--2.9%
   PNC Bank Money Market Deposit
     Account 2.120% 03/01/05 ......................  13,225,262       13,225,262
                                                                    ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $13,225,262) ..........................                  13,225,262
                                                                    ------------
TOTAL INVESTMENTS--99.9%
   (Cost $367,999,640) .............................                 449,623,824
                                                                    ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.1% ...............................                     476,493
                                                                    ------------
NET ASSETS--100.0% .................................                $450,100,317
                                                                    ============

* -- Non-income producing.
ADR -- American Depository Receipt.
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2005, these securities amounted to 1.45% of net assets.
REIT -- Real Estate Investment Trust


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
LONG POSITIONS--108.4%
DOMESTIC COMMON STOCK--94.2%
AEROSPACE & DEFENSE--0.5%
   Allied Defense Group, Inc. (The)* .............       20,200    $    464,600
                                                                   ------------
AIRLINES--0.6%
   ExpressJet Holdings, Inc. +* ..................       47,500         532,000
                                                                   ------------
APPAREL--0.1%
   Hampshire Group, Ltd.* ........................        1,815          68,416
                                                                   ------------
AUTOMOTIVE & TRUCKS--0.5%
   Aftermarket Technology Corp.* .................       32,483         471,328
                                                                   ------------
BUILDING & CONSTRUCTION--0.0%
   AMREP Corp.* ..................................        1,300          29,627
                                                                   ------------
BUSINESS & PUBLIC SERVICES--2.1%
   4Kids Entertainment, Inc. +* ..................       29,940         585,028
   Digital Generation Systems, Inc.* .............      204,500         312,885
   Manpower, Inc. ................................        7,890         344,793
   On Assignment, Inc. +* ........................      125,550         745,767
                                                                   ------------
                                                                      1,988,473
                                                                   ------------
CHEMICALS - SPECIALTY--1.8%
   ICO, Inc.* ....................................       56,000         197,120
   LESCO, Inc. OH + ..............................       69,425       1,006,662
   Stepan Co. ....................................       20,300         481,110
                                                                   ------------
                                                                      1,684,892
                                                                   ------------
COMMERCIAL SERVICES--3.3%
   Carlisle Holdings Ltd. * ......................       44,194         294,303
   Century Business Services, Inc.* ..............      116,100         486,459
   Envoy Communications Group,
     Inc.* .......................................      105,160         276,571
   Perceptron, Inc.* .............................       35,905         294,421
   Steiner Leisure Ltd. +* .......................       54,470       1,794,786
                                                                   ------------
                                                                      3,146,540
                                                                   ------------
COMMUNICATIONS EQUIPMENT--1.0%
   Globecom Systems, Inc. +* .....................       52,100         322,499
   GTSI Corp.* ...................................       21,300         204,480
   TESSCO Technologies, Inc.* ....................       30,380         466,637
                                                                   ------------
                                                                        993,616
                                                                   ------------


                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
COMPUTER EQUIPMENT & SERVICES--3.7%
   Computer Horizons Corp.* ......................       20,240    $     75,698
   Microsoft Corp. ...............................       26,300         662,234
   Parametric Technology Corp.* ..................      105,100         604,325
   PEC Solutions, Inc. +* ........................       48,600         559,872
   Performance Technologies, Inc. +* .............       44,525         414,528
   Pomeroy IT Solutions, Inc. +* .................       39,595         589,569
   Rimage Corp. +* ...............................       33,280         584,064
                                                                   ------------
                                                                      3,490,290
                                                                   ------------
COMPUTER SOFTWARE--3.4%
   EPIQ Systems, Inc. +* .........................       36,300         461,010
   Geac Computer Corp., Ltd. +* ..................       60,200         487,018
   Hummingbird Ltd. +* ...........................       16,500         419,760
   Pervasive Software, Inc. +* ...................       46,200         203,280
   Phoenix Technologies Ltd.* ....................       48,490         482,960
   Sybase, Inc. +* ...............................       61,590       1,160,356
                                                                   ------------
                                                                      3,214,384
                                                                   ------------
CONSULTING SERVICES--1.7%
   Accenture Ltd., Class A +* ....................       46,195       1,180,282
   Keith Companies, Inc. (The)* ..................        7,676         132,411
   Opinion Research Corp.* .......................       48,099         332,364
                                                                   ------------
                                                                      1,645,057
                                                                   ------------
CONSUMER PRODUCTS--2.2%
   Blyth, Inc. + .................................       21,500         683,485
   Hines Horticulture, Inc.* .....................      116,444         475,092
   Silgan Holdings, Inc. + .......................       14,700         977,256
                                                                   ------------
                                                                      2,135,833
                                                                   ------------
CONTAINERS--2.2%
   AEP Industries, Inc.* .........................       59,079       1,205,212
   Crown Holdings, Inc. +* .......................       54,000         888,300
                                                                   ------------
                                                                      2,093,512
                                                                   ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.4%
   SBS Technologies, Inc. +* .....................       30,300         367,236
                                                                   ------------
ELECTRONICS--0.5%
   Spectrum Control, Inc. +* .....................       64,650         482,289
                                                                   ------------
ENVIRONMENTAL CONTROL--0.4%
   Darling International, Inc.* ..................       90,525         380,205
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 21

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
FINANCIAL SERVICES--4.9%
   BKF Capital Group, Inc. +* ....................        9,200    $    379,500
   Fannie Mae + ..................................        8,600         502,756
   Freddie Mac + .................................       21,400       1,326,800
   MBIA, Inc. + ..................................       27,600       1,617,360
   U.S. Global Investors, Inc.,
     Class A* ....................................      164,230         821,150
                                                                   ------------
                                                                      4,647,566
                                                                   ------------
FOODS--3.2%
   Interstate Bakeries Corp. .....................       60,000         304,500
   M & F Worldwide Corp. +* ......................       61,600         850,080
   NBTY, Inc.* ...................................       23,500         594,315
   Nestle S.A. - ADR + * .........................        8,900         619,657
   Unilever NV ...................................        9,800         655,522
                                                                   ------------
                                                                      3,024,074
                                                                   ------------
HEALTH CARE - BIOTECH--0.3%
   Savient Pharmaceuticals, Inc. .................       85,800         246,246
                                                                   ------------
HEALTH CARE - DRUGS--4.1%
   Pfizer, Inc. + ................................       96,700       2,542,243
   Shire Pharmaceuticals Group
     PLC - ADR +* ................................       24,600         827,790
   Watson Pharmaceuticals, Inc. +* ...............       15,700         498,318
                                                                   ------------
                                                                      3,868,351
                                                                   ------------
HEALTH CARE - SERVICES--5.7%
   American Dental Partners, Inc. +* .............       42,255       1,057,220
   Apria Healthcare Group, Inc. +* ...............       39,405       1,279,087
   Kendle International, Inc.* ...................       50,835         594,261
   National Home Health Care
     Corp. .......................................       11,557         153,130
   RehabCare Group, Inc. +* ......................       33,800         970,060
   Renal Care Group, Inc. +* .....................       34,200       1,347,480
                                                                   ------------
                                                                      5,401,238
                                                                   ------------
INSURANCE - OTHER--10.2%
   ACE Ltd. + ....................................       19,100         849,186
   Aspen Insurance Holdings Ltd. + ...............       33,200         856,560
   Assured Guaranty Ltd. + .......................       43,192         818,057
   IPC Holdings Ltd. + ...........................       21,700         909,230


                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
INSURANCE - OTHER--(CONTINUED)
   Nationwide Financial Services,
     Inc., Class A + .............................       10,900    $    401,120
   PartnerRe Ltd. + ..............................       14,400         902,160
   Platinum Underwriters Holdings
     Ltd. + ......................................       34,940       1,083,140
   ProCentury Corp. + ............................       44,105         489,124
   Protective Life Corp. + .......................       20,100         803,196
   Radian Group, Inc. + ..........................       24,800       1,198,584
   Scottish Re Group Ltd. ........................       26,995         631,683
   Wesco Financial Corp. + .......................        1,975         780,125
                                                                   ------------
                                                                      9,722,165
                                                                   ------------
INTERNET SERVICES--3.3%
   Apropos Technology, Inc.* .....................      118,765         349,169
   EarthLink, Inc. +* ............................       61,700         538,641
   I-many, Inc.* .................................      160,200         254,718
   iPass, Inc. +* ................................       86,900         529,221
   Knot, Inc., (The) +* ..........................      120,542         687,089
   Pacific Internet Ltd.* ........................       44,378         268,487
   Register.com, Inc.* ...........................       58,200         358,512
   WatchGuard Technologies, Inc.* ................       52,000         188,760
                                                                   ------------
                                                                      3,174,597
                                                                   ------------
LEISURE & LODGING--1.2%
   Escalade, Inc.* ...............................       16,261         220,011
   GameTech International, Inc. ..................       62,710         241,434
   Intrawest Corp. + .............................       11,100         213,786
   Multimedia Games, Inc. +* .....................       45,500         454,545
                                                                   ------------
                                                                      1,129,776
                                                                   ------------
MACHINERY--0.3%
   K-Tron International, Inc.* ...................       10,300         280,160
                                                                   ------------
MANUFACTURING--3.0%
   Bolt Technology Corp.* ........................       17,450         104,700
   Chart Industries, Inc.* .......................        5,393         264,257
   Matthews International Corp.,
     Class A .....................................       16,470         572,827
   Mueller Industries, Inc. + ....................       13,300         418,684
   Texas Petrochemicals, Inc.* ...................       35,200         554,400
   Velcro Industries N.V. ........................       75,277         965,051
                                                                   ------------
                                                                      2,879,919
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
MEDIA & ENTERTAINMENT--2.0%
   CanWest Global Communications
     Corp.* ......................................       58,915    $    678,112
   Time Warner, Inc. +* ..........................       72,800       1,254,344
                                                                   ------------
                                                                      1,932,456
                                                                   ------------
MEDICAL EQUIPMENT AND SUPPLIES--1.0%
   Bio-Logic Systems Corp.* ......................       24,215         149,649
   MTS Medication Technologies +* ................      125,245         832,879
                                                                   ------------
                                                                        982,528
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES--3.4%
   Ennis, Inc. + .................................       63,730       1,088,508
   OfficeMax, Inc. + .............................       27,400         865,018
   Xerox Corp. +* ................................       84,000       1,310,400
                                                                   ------------
                                                                      3,263,926
                                                                   ------------
OIL & GAS  - EXPLORATION--6.1%
   EnCana Corp. + ................................       14,900         996,661
   InterOil Corp. +* .............................       11,600         502,280
   Marathon Oil Corp. + ..........................       20,255         958,872
   PetroQuest Energy, Inc.* ......................      110,210         788,001
   Pogo Producing Co. + ..........................       15,400         748,594
   Tesoro Petroleum Corp. +* .....................       33,200       1,226,076
   Transocean, Inc. +* ...........................       12,400         601,152
                                                                   ------------
                                                                      5,821,636
                                                                   ------------
OIL SERVICES--1.9%
   Global Industries Ltd. +* .....................       42,200         414,404
   Superior Energy Services, Inc. +* .............       32,530         623,925
   T-3 Energy Services, Inc.* ....................        4,871          46,275
   Todco, Class A +* .............................       29,125         733,659
                                                                   ------------
                                                                      1,818,263
                                                                   ------------
PAPER FOREST PRODUCTS & PACKAGING--1.1%
   Neenah Paper, Inc. + ..........................       14,000         492,240
   Schweitzer-Mauduit International,
     Inc. + ......................................       15,800         537,990
                                                                   ------------
                                                                      1,030,230
                                                                   ------------
PRINTING SERVICES--1.7%
   Cadmus Communications Corp. ...................      100,750       1,330,907


                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
PRINTING SERVICES--(CONTINUED)
   Outlook Group Corp. ...........................       31,160    $    272,962
                                                                   ------------
                                                                      1,603,869
                                                                   ------------
REAL ESTATE--1.6%
   American Financial Realty Trust
     (REIT) + ....................................       51,500         754,990
   United Capital Corp. +* .......................       32,630         804,003
                                                                   ------------
                                                                      1,558,993
                                                                   ------------
RECREATIONAL PRODUCTS - TOYS--0.9%
   Hasbro, Inc. + ................................       39,900         842,688
                                                                   ------------
RETAIL--2.8%
   Dress Barn, Inc. (The) +* .....................       64,700       1,220,889
   Kenneth Cole Productions, Inc.,
     Class A + ...................................       36,790       1,067,278
   Shoe Carnival, Inc.* ..........................       20,100         326,625
                                                                   ------------
                                                                      2,614,792
                                                                   ------------
RETAIL - HARD GOODS--2.4%
   Barnes & Noble, Inc. +* .......................       18,900         645,624
   Claire's Stores, Inc. + .......................       52,580       1,209,866
   Rent-A-Center, Inc. +* ........................       17,835         462,818
                                                                   ------------
                                                                      2,318,308
                                                                   ------------
SAVINGS & LOANS--0.4%
   Franklin Bank Corp. +* ........................       20,900         341,715
                                                                   ------------
SERVICES - BUSINESS--1.3%
   MAXIMUS, Inc. +* ..............................       37,600       1,273,136
                                                                   ------------
TELECOMMUNICATIONS--3.2%
   MCI, Inc. + ...................................       28,400         646,100
   MDSI Mobile Data Solutions, Inc.* .............       54,115         331,184
   Premiere Global Services, Inc. +* .............       76,305         776,785
   Shenandoah Telecommunications
     Co. .........................................       14,456         404,768
   West Corp. +* .................................       26,275         885,730
                                                                   ------------
                                                                      3,044,567
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--1.2%
   Communications Systems, Inc. ..................       28,000         356,720
   Comtech Telecommunications
     Corp. +* ....................................       20,400         733,584


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 23

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
TELECOMMUNICATIONS EQUIPMENT--(CONTINUED)
   Optical Cable Corp.* ..........................       13,245    $     64,901
                                                                   ------------
                                                                      1,155,205
                                                                   ------------
TEXTILES & APPAREL--0.4%
   Lakeland Industries, Inc. +* ..................       18,300         384,300
                                                                   ------------
TRAVEL SERVICES--1.7%
   Navigant International, Inc. +* ...............       54,100         694,644
   Sabre Holdings Corp., Class A + ...............       43,000         906,440
                                                                   ------------
                                                                      1,601,084
                                                                   ------------
UTILITIES - ELECTRIC--0.5%
   Central Vermont Public Service
     Corp. + .....................................       19,600         440,804
                                                                   ------------
     TOTAL DOMESTIC
       COMMON STOCK
       (Cost $79,735,912) ........................                   89,590,890
                                                                   ------------
                                                          Par
                                                         (000)
                                                        -------
CONVERTIBLE BONDS--0.1%
   Interpool, Inc.
     9.25% 12/27/22 ..............................          $75          74,344
                                                                   ------------
     TOTAL CONVERTIBLE BONDS--0.1%
       (Cost $75,000) ............................                       74,344
                                                                   ------------


                                                        Number
                                                       of Shares
                                                       ---------
CORPORATE BONDS--0.1%
   Mueller Industries, Inc. 6% Senior
     Subordinated Debentures
     (Metal Fabricate LOC) .......................      118,000         118,295
                                                                   ------------
     TOTAL CORPORATE BONDS--0.1%
       (Cost $118,000) ...........................                      118,295
                                                                   ------------


                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
SHORT-TERM INVESTMENTS--14.0%
   PNC Bank Money Market Deposit
     Account   2.120% 03/01/05 ...................   13,316,334    $ 13,316,334
                                                                   ------------
     TOTAL SHORT-TERM INVESTMENTS--14.0%
       (Cost $13,316,334) ........................                   13,316,334
                                                                   ------------
     TOTAL LONG POSITIONS--108.4%
       (Cost $93,245,246) ........................                  103,099,863
                                                                   ------------
SECURITIES SOLD SHORT--(50.4%)
AEROSPACE & DEFENSE--(0.9%)
   Innovative Solutions and
     Support, Inc.* ..............................      (14,485)       (432,812)
   KVH Industries, Inc.* .........................      (31,900)       (323,785)
   TransTechnology Corp.* ........................      (19,500)       (119,242)
                                                                   ------------
                                                                       (875,839)
                                                                   ------------
AIRLINES--(0.5%)
   AMR Corp.* ....................................      (22,400)       (190,176)
   Northwest Airlines Corp.* .....................      (27,100)       (190,513)
   UAL Corp.* ....................................      (74,165)        (74,907)
                                                                   ------------
                                                                       (455,596)
                                                                   ------------
APPAREL--(0.4%)
   True Religion Apparel, Inc.* ..................      (36,135)       (376,527)
                                                                   ------------
AUDIO & VIDEO PRODUCTS--(0.4%)
   American Technology Corp.* ....................      (17,865)       (173,666)
   Digital Theater Systems, Inc.* ................       (8,600)       (158,756)
                                                                   ------------
                                                                       (332,422)
                                                                   ------------
AUTOMOTIVE & TRUCKS--(0.3%)
   Sonic Automotive, Inc. ........................      (12,800)       (284,032)
                                                                   ------------
AUTOMOTIVE PARTS & EQUIPMENT--(0.5%)
   A.S.V., Inc.* .................................       (4,940)       (220,818)
   Exide Technologies* ...........................      (15,200)       (224,200)
                                                                   ------------
                                                                       (445,018)
                                                                   ------------
BROADCASTING--(0.8%)
   NTN Communications, Inc.* .....................      (60,300)       (204,417)
   Paxson Communications Corp.* ..................      (64,000)        (75,520)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
BROADCASTING--(CONTINUED)
   Sirius Satellite Radio, Inc.* .................      (46,100)   $   (256,777)
   XM Satellite Radio Holdings, Inc.,
     Class A* ....................................       (5,900)       (194,464)
                                                                   ------------
                                                                       (731,178)
                                                                   ------------
BUILDING & CONSTRUCTION--(0.6%)
   Shaw Group, Inc., (The)* ......................      (25,380)       (527,904)
   Trex Co., Inc.* ...............................           (5)           (228)
                                                                   ------------
                                                                       (528,132)
                                                                   ------------
BUSINESS & PUBLIC SERVICES--(0.5%)
   Learning Tree International, Inc.* ............      (10,030)       (150,450)
   Mobile Mini, Inc.* ............................       (7,935)       (295,499)
                                                                   ------------
                                                                       (445,949)
                                                                   ------------
CHEMICALS - SPECIALTY--(0.3%)
   NOVA Chemicals Corp. ..........................       (5,820)       (291,582)
                                                                   ------------
COMMERCIAL SERVICES--(0.6%)
   Competitive Technologies, Inc.* ...............      (22,500)       (303,525)
   Iron Mountain, Inc.* ..........................       (5,035)       (136,197)
   LML Payment Systems, Inc.* ....................      (19,210)       (103,157)
                                                                   ------------
                                                                       (542,879)
                                                                   ------------
COMPUTER EQUIPMENT & SERVICES--(3.1%)
   3D Systems Corp.* .............................       (4,869)        (98,792)
   ConSyGen, Inc.* ...............................         (200)              0
   DataTRAK International, Inc.* .................      (22,000)       (352,000)
   Digital River, Inc.* ..........................       (4,400)       (132,572)
   Maxwell Technologies, Inc. ....................      (28,100)       (306,009)
   Mobility Electronics, Inc.* ...................      (31,390)       (229,147)
   National Instruments Corp. ....................       (5,790)       (165,362)
   PDF Solutions, Inc.* ..........................      (16,880)       (228,724)
   Research In Motion Ltd.* ......................       (3,300)       (218,163)
   Satellite Enterprises Corp.* ..................       (8,615)         (1,465)
   Stratasys, Inc.* ..............................       (9,000)       (260,640)
   Trident Microsystems, Inc.* ...................      (25,800)       (477,042)
   Tyler Technologies, Inc.* .....................      (23,900)       (168,256)
   Viewpoint Corp.* ..............................      (83,900)       (236,598)
   Xybernaut Corp.* ..............................      (35,000)        (28,700)
   Zanett, Inc.* .................................      (10,635)        (56,366)
                                                                   ------------
                                                                     (2,959,836)
                                                                   ------------


                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
COMPUTER SOFTWARE--(1.7%)
   Cenuco, Inc.* .................................      (21,900)   $   (118,698)
   Convera Corp.* ................................      (33,500)       (196,645)
   Kongzhong Corp. - ADR* ........................      (25,100)       (224,645)
   Magma Design Automation, Inc.* ................       (8,000)       (105,200)
   Red Hat, Inc.* ................................      (11,100)       (127,206)
   Smith Micro Software, Inc.* ...................      (29,700)       (182,358)
   Take-Two Interactive Software,
     Inc.* .......................................       (6,600)       (242,022)
   Ultimate Software Group, Inc.,
     (The)* ......................................      (31,410)       (422,779)
                                                                   ------------
                                                                     (1,619,553)
                                                                   ------------
COMPUTERS & PERIPHERALS--(0.4%)
   Cambridge Display Technology,
     Inc.* .......................................      (17,110)       (136,025)
   Immersion Corp.* ..............................      (33,885)       (230,079)
                                                                   ------------
                                                                       (366,104)
                                                                   ------------
CONSULTING SERVICES--(0.3%)
   Sapient Corp.* ................................      (39,200)       (288,904)
                                                                   ------------
CONSUMER PRODUCTS--(0.6%)
   Mannatech, Inc. ...............................       (8,000)       (197,600)
   Omega Protein Corp.* ..........................      (17,900)       (143,737)
   Senomyx, Inc.* ................................      (16,100)       (178,549)
                                                                   ------------
                                                                       (519,886)
                                                                   ------------
CONSUMER SPECIALTIES--(0.3%)
   DHB Industries, Inc.* .........................       (8,200)       (116,358)
   Greg Manning Auctions, Inc.* ..................      (19,370)       (209,390)
                                                                   ------------
                                                                       (325,748)
                                                                   ------------
DATA PROCESSING SERVICES--(0.5%)
   FalconStor Software, Inc.* ....................      (19,900)       (144,474)
   Total Systems Services, Inc. ..................      (11,760)       (282,593)
                                                                   ------------
                                                                       (427,067)
                                                                   ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--(0.3%)
   International DisplayWorks, Inc.* .............      (10,075)        (99,440)
   NovAtel, Inc.* ................................       (5,100)        (87,669)
   RAE Systems, Inc.* ............................      (26,000)       (119,080)
                                                                   ------------
                                                                       (306,189)
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 25

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
ELECTRONIC EQUIPMENT & PRODUCTS--(2.2%)
   American Science & Engineering,
     Inc.* .......................................       (5,500)   $   (245,520)
   Electro Rent Corp.* ...........................      (15,900)       (221,169)
   FLIR Systems, Inc.* ...........................       (6,200)       (193,750)
   ICOS Vision Systems Corp., N.V.* ..............       (7,172)       (188,624)
   Interlink Electronics, Inc.* ..................      (17,600)       (139,216)
   Measurement Specialities, Inc.* ...............      (12,900)       (326,370)
   NVE Corp.* ....................................       (6,300)       (142,317)
   QSound Labs, Inc.* ............................      (22,840)       (163,329)
   Taser International, Inc.* ....................      (13,400)       (174,334)
   Video Display Corp. ...........................      (19,600)       (299,664)
                                                                   ------------
                                                                     (2,094,293)
                                                                   ------------
ELECTRONICS--(2.5%)
   FEI Co.* ......................................      (14,280)       (353,430)
   Fiberstars, Inc.* .............................      (40,645)       (320,282)
   Garmin Ltd. ...................................       (6,300)       (322,875)
   Identix, Inc.* ................................      (28,630)       (171,207)
   Ionatron, Inc.* ...............................      (23,615)       (204,506)
   Microtune, Inc.* ..............................      (23,700)       (116,130)
   SpatiaLight, Inc.* ............................      (65,660)       (334,866)
   Tweeter Home Entertainment
     Group, Inc.* ................................      (22,700)       (131,433)
   Universal Display Corp.* ......................      (35,460)       (268,078)
   Veeco Instruments, Inc.* ......................      (12,810)       (191,638)
                                                                   ------------
                                                                     (2,414,445)
                                                                   ------------
ENERGY--(1.7%)
   Ballard Power Systems, Inc.* ..................      (15,600)        (94,380)
   Energy Conversion Devices, Inc.* ..............      (18,200)       (370,734)
   KFx, Inc.* ....................................      (32,050)       (544,850)
   Medis Technologies Ltd.* ......................      (17,609)       (332,458)
   Plug Power, Inc.* .............................      (30,550)       (218,432)
   Valence Technology, Inc.* .....................      (30,650)        (88,885)
                                                                   ------------
                                                                     (1,649,739)
                                                                   ------------
ENVIRONMENTAL SERVICES--(0.3%)
   Flanders Corp.* ...............................      (22,300)       (233,258)
   Pure Cycle Corp.* .............................      (12,915)        (94,409)
                                                                   ------------
                                                                       (327,667)
                                                                   ------------
FINANCIAL SERVICES--(1.7%)
   Fidelity National Financial, Inc. .............       (7,400)       (327,376)


                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
FINANCIAL SERVICES--(CONTINUED)
   Fremont General Corp. .........................      (13,000)   $   (326,820)
   Harris & Harris Group, Inc. ...................      (20,700)       (275,931)
   LaBranche & Co., Inc.* ........................      (36,800)       (340,400)
   NextCard, Inc.* ...............................     (128,500)         (1,670)
   W.P. Stewart & Co. Ltd. .......................      (14,340)       (323,367)
                                                                   ------------
                                                                     (1,595,564)
                                                                   ------------
FOODS--(1.3%)
   Great Atlantic & Pacific Tea
     Company, Inc., (The)* .......................      (34,400)       (382,528)
   Nash Finch Co. ................................       (7,100)       (281,231)
   Sanderson Farms, Inc. .........................       (6,600)       (296,142)
   Wimm-Bill-Dann Foods OJSC -
      ADR* .......................................      (14,830)       (249,885)
                                                                   ------------
                                                                     (1,209,786)
                                                                   ------------
HEALTH CARE - BIOTECH--(2.6%)
   Compugen Ltd.* ................................      (12,155)        (58,952)
   Discovery Laboratories, Inc.* .................      (29,200)       (171,404)
   ICOS Corp.* ...................................       (7,090)       (156,831)
   Immtech International, Inc.* ..................      (16,645)       (231,366)
   Isis Pharmaceuticals, Inc.* ...................      (18,590)        (75,475)
   Isolagen, Inc.* ...............................      (20,800)       (156,208)
   Ista Pharmaceuticals, Inc.* ...................      (18,700)       (197,846)
   Martek Biosciences Corp.* .....................       (6,210)       (416,070)
   Medicines Co., (The)* .........................      (11,480)       (267,484)
   Northfield Laboratories, Inc.* ................      (13,770)       (215,914)
   Nuvelo, Inc.* .................................      (18,100)       (140,637)
   Star Scientific, Inc.* ........................      (29,815)       (171,734)
   Tapestry Pharmaceuticals, Inc.* ...............      (94,100)        (75,280)
   Vertex Pharmaceuticals, Inc.* .................      (14,930)       (172,292)
                                                                   ------------
                                                                     (2,507,493)
                                                                   ------------
HEALTH CARE - DRUGS--(0.4%)
   Cubist Pharmaceuticals, Inc.* .................      (13,900)       (143,170)
   Indevus Pharmaceuticals, Inc.* ................      (23,400)        (99,684)
   North Biopharmaceuticals, Inc. ................      (12,600)       (160,020)
                                                                   ------------
                                                                       (402,874)
                                                                   ------------
HEALTH CARE - SERVICES--(0.9%)
   CPC of America, Inc.* .........................         (865)        (32,221)
   Dialysis Corporation of America* ..............       (5,910)       (197,985)
   Eclipsys Corp.* ...............................      (21,200)       (326,480)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
HEALTH CARE - SERVICES--(CONTINUED)
   Hythiam, Inc.* ................................       (7,000)   $    (62,300)
   TriZetto Group, Inc., (The)* ..................      (23,380)       (207,848)
                                                                   ------------
                                                                       (826,834)
                                                                   ------------
HEALTH CARE - SUPPLIES--(2.0%)
   BriteSmile, Inc.* .............................      (20,590)       (111,804)
   Conceptus, Inc.* ..............................      (23,350)       (183,531)
   Digene Corp.* .................................       (7,290)       (175,179)
   I-Flow Corp. ** ...............................      (11,605)       (198,097)
   Penwest Pharmaceuticals Co.* ..................      (17,840)       (196,240)
   Q-Med, Inc.* ..................................      (13,690)       (147,441)
   STAAR Surgical Co.* ...........................      (28,530)       (183,163)
   ThermoGenesis Corp.* ..........................      (59,010)       (322,195)
   TriPath Imaging, Inc. .........................      (18,800)       (141,376)
   Zila, Inc.* ...................................      (68,688)       (284,368)
                                                                   ------------
                                                                     (1,943,394)
                                                                   ------------
INTERNET SERVICES--(4.6%)
   Ariba, Inc.* ..................................      (23,500)       (214,085)
   Ask Jeeves, Inc.* .............................       (7,700)       (176,022)
   ClickSoftware Technologies Ltd.* ..............      (54,900)       (131,760)
   Concur Technologies, Inc.* ....................      (35,000)       (295,750)
   eResearch Technology, Inc.* ...................       (6,290)        (97,935)
   INTAC International, Inc.* ....................         (830)        (14,334)
   Interliant, Inc.* .............................         (600)              0
   IPIX Corp.* ...................................      (38,875)       (131,397)
   Juniper Networks, Inc.* .......................       (5,700)       (122,778)
   Kintera, Inc.* ................................      (35,300)       (246,394)
   Monster Worldwide, Inc.* ......................       (9,000)       (259,650)
   Napster, Inc.* ................................      (18,500)       (134,680)
   Netflix, Inc.* ................................      (17,965)       (192,225)
   Openwave Systems, Inc.* .......................      (24,010)       (306,368)
   Overstock.com, Inc.* ..........................       (4,100)       (220,150)
   Provide Commerce, Inc.* .......................       (6,700)       (192,123)
   Redback Networks, Inc.* .......................      (34,500)       (229,425)
   RightNow Technologies, Inc.* ..................      (23,300)       (294,978)
   Salesforce.com, Inc.* .........................      (11,800)       (189,508)
   SINA Corp.* ...................................       (7,900)       (225,387)
   Travelzoo, Inc.* ..............................       (5,115)       (315,391)
   Workstream, Inc.* .............................      (64,500)       (302,505)
   Zix Corp. .....................................      (20,050)        (59,549)
                                                                   ------------
                                                                     (4,352,394)
                                                                   ------------


                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
LEISURE & LODGING--(0.4%)
   Lakes Entertainment, Inc.* ....................      (10,000)   $   (178,600)
   RC2 Corp.* ....................................       (7,100)       (219,603)
                                                                   ------------
                                                                       (398,203)
                                                                   ------------
MACHINERY--(0.3%)
   SureBeam Corp., Class A* ......................     (111,800)         (1,118)
   TurboChef Technologies, Inc.* .................      (19,433)       (320,450)
                                                                   ------------
                                                                       (321,568)
                                                                   ------------
MANUFACTURING--(1.3%)
   Ceradyne, Inc.* ...............................       (5,700)       (171,570)
   Charles & Colvard Ltd.* .......................      (20,100)       (186,930)
   Foamex International, Inc.* ...................      (46,400)       (117,392)
   Imax Corp.* ...................................      (27,200)       (292,672)
   Morton Industrial Group, Inc.* ................       (2,645)        (16,531)
   Nanophase Technologies Corp.* .................      (43,800)       (306,600)
   Trinity Industries, Inc. ......................       (4,830)       (139,104)
                                                                   ------------
                                                                     (1,230,799)
                                                                   ------------
MARKETING--(0.2%)
   aQuantive, Inc.* ..............................      (21,700)       (229,369)
                                                                   ------------
MEDIA & ENTERTAINMENT--(0.8%)
   Martha Stewart Living
     Omnimedia, Inc., Class A* ...................      (19,230)       (679,780)
   TiVo, Inc.* ...................................      (23,200)        (93,032)
                                                                   ------------
                                                                       (772,812)
                                                                   ------------
MEDICAL EQUIPMENT AND SUPPLIES--(1.3%)
   Advanced Medical Optics, Inc.* ................       (7,200)       (273,240)
   DepoMed, Inc.* ................................      (27,600)       (112,608)
   Isonics Corp.* ................................      (16,390)        (67,527)
   Laserscope* ...................................       (4,400)       (147,532)
   Luminex Corp.* ................................      (19,800)       (152,460)
   Microvision, Inc.* ............................      (47,230)       (269,683)
   Specialty Labortories, Inc.* ..................      (14,120)       (134,422)
   Urologix, Inc.* ...............................      (14,100)        (82,626)
                                                                   ------------
                                                                     (1,240,098)
                                                                   ------------
METALS & MINING--(0.3%)
   Allegheny Technologies, Inc. ..................       (9,600)       (236,256)
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 27

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
OFFICE EQUIPMENT & SUPPLIES--(0.6%)
   Interface, Inc., Class A* .....................      (33,500)   $   (279,055)
   TRM Corp.* ....................................      (11,000)       (276,320)
                                                                   ------------
                                                                       (555,375)
                                                                   ------------
OIL & GAS - EXPLORATION--(0.4%)
   Gasco Energy, Inc.* ...........................      (43,400)       (162,750)
   Willbros Group, Inc.* .........................       (8,300)       (178,450)
                                                                   ------------
                                                                       (341,200)
                                                                   ------------
PHARMACEUTICALS & BIOTECHNOLOGY--(1.1%)
   Geron Corp.* ..................................      (20,100)       (140,499)
   Keryx Biopharmaceuticals, Inc.* ...............      (12,800)       (166,400)
   Lynx Therapeutics, Inc.* ......................      (41,290)       (204,386)
   Pain Therapeutics, Inc.* ......................      (20,180)       (128,950)
   Progenics Pharmaceuticals, Inc.* ..............      (10,400)       (241,488)
   RegeneRX Biopharmaceuticals,
     Inc.* .......................................       (1,500)         (5,475)
   Vasogen, Inc.* ................................      (36,000)       (156,240)
                                                                   ------------
                                                                     (1,043,438)
                                                                   ------------
REAL ESTATE--(0.2%)
   MortgageIT Holdings, Inc. (REIT) ..............       (9,300)       (160,425)
                                                                   ------------
RESTAURANTS--(0.3%)
   Cosi, Inc.* ...................................      (37,500)       (271,875)
                                                                   ------------
RETAIL - FOOD & DRUG--(0.5%)
   bebe stores, Inc.* ............................      (11,950)       (336,392)
   Pathmark Stores, Inc.* ........................      (30,600)       (152,082)
                                                                   ------------
                                                                       (488,474)
                                                                   ------------
RETAIL - HARD GOODS--(0.4%)
   AutoNation, Inc.* .............................      (13,000)       (253,890)
   PC Mall, Inc.* ................................       (6,400)        (84,160)
                                                                   ------------
                                                                       (338,050)
                                                                   ------------
RETAIL - SOFT GOODS--(0.7%)
   Collegiate Pacific, Inc. ......................       (6,595)        (79,074)
   Pantry, Inc., (The)* ..........................       (9,800)       (333,690)
   REX Stores Corp.* .............................      (19,400)       (273,734)
                                                                   ------------
                                                                       (686,498)
                                                                   ------------


                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
SAVINGS & LOANS--(0.3%)
   Charter Financial Corp. .......................       (8,662)   $   (313,478)
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(2.9%)
   American Superconductor Corp.* ................      (15,450)       (165,006)
   FormFactor, Inc.* .............................       (8,700)       (199,839)
   Mattson Technology, Inc.* .....................      (19,100)       (187,180)
   Micrel, Inc.* .................................      (21,970)       (207,177)
   Microsemi Corp.* ..............................      (13,400)       (217,884)
   Nano-Proprietary, Inc.* .......................      (46,685)       (152,660)
   Photon Dynamics, Inc.* ........................      (10,290)       (239,243)
   PLX Technology, Inc.* .........................      (30,800)       (371,140)
   Rambus, Inc.* .................................      (13,200)       (231,924)
   Rudolph Technologies, Inc.* ...................      (14,900)       (273,266)
   Tessera Technologies, Inc.* ...................       (9,700)       (395,178)
   Volterra Semiconductor Corp.* .................      (10,700)       (157,290)
                                                                   ------------
                                                                     (2,797,787)
                                                                   ------------
SERVICES - CONSUMER--(0.3%)
   Bankrate, Inc.* ...............................      (21,900)       (327,624)
                                                                   ------------
SOAPS & TOILETRIES--(0.3%)
   Jarden Corp.* .................................       (7,200)       (313,272)
                                                                   ------------
TELECOMMUNICATION SERVICES--(0.5%)
   Telkonet, Inc.* ...............................      (55,325)       (293,222)
   Vyyo, Inc.* ...................................      (26,600)       (218,652)
                                                                   ------------
                                                                       (511,874)
                                                                   ------------
TELECOMMUNICATIONS--(0.9%)
   Choice One Communications,
     Inc.* .......................................      (37,790)             (4)
   CTC Communications Group,
     Inc. o* .....................................      (98,900)            (10)
   First Avenue Networks, Inc.* ..................      (29,385)       (311,481)
   InPhonic, Inc.* ...............................      (12,400)       (285,944)
   Level 3 Communications, Inc.* .................     (101,540)       (236,588)
   WorldCom, Inc. - WorldCom
     Group o* ....................................     (147,900)         (1,035)
                                                                   ------------
                                                                       (835,062)
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT--(1.6%)
   8X8, Inc.* ....................................      (51,100)       (114,464)
   Corning, Inc.* ................................      (17,300)       (198,431)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Unaudited) (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares      Value
                                                       ---------   ------------
TELECOMMUNICATIONS EQUIPMENT--(CONTINUED)
   Endwave Corp.* ................................      (20,505)   $   (435,116)
   Extreme Networks, Inc.* .......................      (16,120)        (93,819)
   SBA Communications Corp.,
     Class A* ....................................      (47,470)       (412,989)
   Symmetricom, Inc.* ............................      (14,310)       (151,686)
   Tut Systems, Inc.* ............................      (38,800)       (147,440)
                                                                   ------------
                                                                     (1,553,945)
                                                                   ------------
TEXTILES & APPAREL--(0.3%)
   Cherokee, Inc. ................................       (7,600)       (273,372)
                                                                   ------------
TOBACCO--(0.5%)
   Vector Group Ltd. .............................      (28,920)       (482,964)
                                                                   ------------
TRANSPORT - SERVICES--(0.8%)
   Excel Maritime Carriers Ltd.* .................      (12,780)       (332,280)
   Frozen Food Express Industries,
     Inc.* .......................................      (17,000)       (197,370)
   Top Tankers,  Inc. ............................       (9,700)       (210,199)
                                                                   ------------
                                                                       (739,849)
                                                                   ------------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $48,676,874) ....................                  (47,910,591)
                                                                   ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--42.0% .........................                   39,955,321
                                                                   ------------
NET ASSETS--100.0% ...............................                 $ 95,144,593
                                                                   ============

----------
* -- Non-income producing.
o -- Security is valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
ADR -- American Depository Receipt.
REIT -- Real Estate Investment Trust
+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $55,263,048.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 29

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (Unaudited) PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
COMMON STOCK--93.8%
AEROSPACE & DEFENSE--2.9%
   Alliant Techsystems, Inc.* .......................     4,796      $   332,027
   Lockheed Martin Corp. ............................    11,845          701,461
   Northrop Grumman Corp. ...........................     3,800          201,020
                                                                     -----------
                                                                       1,234,508
                                                                     -----------
APPAREL--3.0%
   Jones Apparel Group, Inc. ........................    12,000          381,240
   Liz Claiborne, Inc. ..............................     9,462          400,243
   Reebok International Ltd. ........................    10,702          472,600
                                                                     -----------
                                                                       1,254,083
                                                                     -----------
BANKS - MAJOR--2.1%
   Comerica, Inc. ...................................     9,809          559,898
   Mellon Financial Corp. ...........................    12,098          346,970
                                                                     -----------
                                                                         906,868
                                                                     -----------
BUILDING MATERIALS--1.3%
   Masco Corp. ......................................     9,462          319,059
   Vulcan Materials Co. .............................     3,864          223,571
                                                                     -----------
                                                                         542,630
                                                                     -----------
COMPUTER EQUIPMENT & SERVICES--2.9%
   Hewlett-Packard Co. ..............................    18,753          390,062
   Ingram Micro, Inc., Class A* .....................    11,400          204,288
   Lexmark International, Inc.* .....................     5,000          400,650
   Storage Technology Corp.* ........................     6,600          209,880
                                                                     -----------
                                                                       1,204,880
                                                                     -----------
COMPUTER SOFTWARE--1.5%
   BMC Software, Inc.* ..............................     9,874          147,617
   Microsoft Corp. ..................................    18,979          477,891
                                                                     -----------
                                                                         625,508
                                                                     -----------
CONTAINERS--0.5%
   Crown Holdings, Inc.* ............................    14,000          230,300
                                                                     -----------
ELECTRONICS--3.5%
   Arrow Electronics, Inc.* .........................    19,700          529,930
   Avnet, Inc.* .....................................    11,300          219,220
   Xerox Corp.* .....................................    45,724          713,294
                                                                     -----------
                                                                       1,462,444
                                                                     -----------


                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
FINANCIAL SERVICES--10.6%
   Amvesco PLC- ADR .................................    31,300      $   412,534
   Citigroup, Inc. ..................................    28,933        1,380,683
   Countrywide Financial Corp. ......................     8,206          285,158
   Fannie Mae .......................................     5,754          336,379
   Freddie Mac ......................................    20,227        1,254,074
   Goldman Sachs Group, Inc. (The) ..................     2,472          268,954
   J.P. Morgan Chase & Co. ..........................     9,247          337,978
   State Street Corp. ...............................     4,400          192,940
                                                                     -----------
                                                                       4,468,700
                                                                     -----------
FOOD & HOUSEHOLD PRODUCTS--0.5%
   Unilever NV ......................................     3,000          200,670
                                                                     -----------
FOODS--1.7%
   PepsiCo, Inc. ....................................     3,724          200,575
   Smithfield Foods, Inc.* ..........................    15,769          536,934
                                                                     -----------
                                                                         737,509
                                                                     -----------
HEALTH CARE - DRUGS--5.3%
   Johnson & Johnson ................................     6,256          410,393
   Pfizer, Inc. .....................................    36,182          951,225
   Shire Pharmaceuticals Group
     PLC - ADR* .....................................    25,540          859,421
                                                                     -----------
                                                                       2,221,039
                                                                     -----------
HEALTH CARE - SUPPLIES--1.0%
   Becton, Dickinson and Co. ........................     6,749          404,063
                                                                     -----------
INSURANCE - OTHER--12.7%
   ACE Ltd. .........................................    22,039          979,854
   Ambac Financial Group, Inc. ......................     5,015          390,067
   American International Group, Inc. ...............     5,998          400,666
   Berkshire Hathaway, Inc., Class B* ...............       413        1,245,195
   MBIA, Inc. .......................................    18,836        1,103,790
   Nationwide Financial Services, Inc.,
     Class A ........................................     7,744          284,979
   Radian Group, Inc. ...............................     6,476          312,985
   St. Paul Travelers Cos., Inc., (The) .............     7,844          300,582
   Willis Group Holdings Ltd. .......................     9,200          363,860
                                                                     -----------
                                                                       5,381,978
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
LEISURE & LODGING--1.1%
   GTECH Holdings Corp. .............................    19,095      $   445,868
                                                                     -----------
MANUFACTURING--3.1%
   ITT Industries, Inc. .............................     2,332          205,100
   Tyco International Ltd. ..........................    33,223        1,112,306
                                                                     -----------
                                                                       1,317,406
                                                                     -----------
MEDIA & ENTERTAINMENT--5.0%
   Liberty Media Corp., Class A* ....................    51,644          523,670
   Liberty Media International, Inc.,
     Class A* .......................................     2,591          112,009
   Time Warner, Inc.* ...............................    48,566          836,792
   Viacom Inc., Class B  (Non Voting
     Shares) ........................................    18,100          631,690
                                                                     -----------
                                                                       2,104,161
                                                                     -----------
METALS & MINING--1.0%
   Freeport-McMoRan Copper &
     Gold, Inc., Class B ............................    10,427          436,057
                                                                     -----------
OFFICE EQUIPMENT & SUPPLIES--2.3%
   Office Depot, Inc.* ..............................    34,192          658,196
   OfficeMax, Inc. ..................................    10,200          322,014
                                                                     -----------
                                                                         980,210
                                                                     -----------
OIL & GAS - EXPLORATION--1.4%
   Pioneer Natural Resources Co. ....................    13,800          581,946
                                                                     -----------
OIL & GAS - INTEGRATED MAJORS--5.6%
   ChevronTexaco Corp. ..............................     7,316          454,177
   ConocoPhillips ...................................     4,603          510,427
   Exxon Mobil Corp. ................................    12,914          817,585
   Petroleo Brasileiro S.A. - ADR ...................    12,346          602,485
                                                                     -----------
                                                                       2,384,674
                                                                     -----------
OIL & GAS - REFINING & MARKETING--2.7%
   Marathon Oil Corp. ...............................    24,110        1,141,367
                                                                     -----------
OIL SERVICES--4.7%
   Premcor, Inc.* ...................................    12,515          686,823
   Transocean, Inc.* ................................    27,115        1,314,535
                                                                     -----------
                                                                       2,001,358
                                                                     -----------


                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
PAPER FOREST PRODUCTS & PACKAGING--0.5%
   Smurfit-Stone Container Corp.* ...................    13,153      $   218,734
                                                                     -----------
RECREATIONAL PRODUCTS - TOYS--0.5%
   Hasbro, Inc. .....................................     9,856          208,159
                                                                     -----------
RESTAURANTS--0.6%
   McDonald's Corp. .................................     7,161          236,886
                                                                     -----------
RETAIL - HARD GOODS--1.4%
   Home Depot, Inc., (The) ..........................     4,944          197,859
   RadioShack Corp. .................................    13,505          399,208
                                                                     -----------
                                                                         597,067
                                                                     -----------
RETAIL - SOFT GOODS--1.1%
   J.C. Penney Company, Inc.
     (Holding Co.) ..................................     5,100          226,899
   Nordstrom, Inc. ..................................     4,100          220,416
                                                                     -----------
                                                                         447,315
                                                                     -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.3%
   Advanced Micro Devices, Inc.* ....................     7,900          137,855
   Freescale Semiconductor, Inc.* ...................    22,594          427,027
                                                                     -----------
                                                                         564,882
                                                                     -----------
SOAPS & TOILETRIES--0.9%
   Procter & Gamble Co., (The) ......................     7,246          384,690
                                                                     -----------
TELECOMMUNICATIONS--5.3%
   BellSouth Corp. ..................................    11,100          286,380
   Nextel Communications, Inc.,
     Class A* .......................................    23,286          685,307
   SBC Communications, Inc. .........................    30,000          721,500
   Vodafone Group PLC - ADR .........................    21,226          558,032
                                                                     -----------
                                                                       2,251,219
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT--1.9%
   Nokia Oyj - ADR ..................................    13,738          221,731
   Scientific-Atlanta, Inc. .........................    18,700          577,830
                                                                     -----------
                                                                         799,561
                                                                     -----------
TOBACCO--2.3%
   Altria Group, Inc. ...............................     7,692          504,980
   UST, Inc. ........................................     8,723          476,712
                                                                     -----------
                                                                         981,692
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 31

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (Unaudited) (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
UTILITIES - ELECTRIC--1.6%
   Scottish Power PLC - ADR .........................    21,266      $   676,259
                                                                     -----------
     TOTAL COMMON STOCK
       (Cost $33,246,779) ...........................                 39,634,691
                                                                     -----------
SHORT TERM INVESTMENTS--2.2%
   PNC Bank Money Market Deposit
     Account   2.120% 03/01/05 ......................   944,604          944,604

     TOTAL SHORT TERM INVESTMENTS
       (Cost $944,604) ..............................                    944,604
                                                                     -----------
TOTAL INVESTMENTS--96.0%
   (Cost $34,191,383) ...............................                 40,579,295
                                                                     -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--4.0% .............................                  1,695,094
                                                                     -----------
NET ASSETS--100.0% ..................................                $42,274,389
                                                                     ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO BOSTON PARTNERS MID CAP VALUE FUND (Unaudited)  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
COMMON STOCK--95.0%
APPAREL--6.7%
   Finish Line, Inc., (The) .........................    38,500      $   787,710
   Foot Locker, Inc. ................................    25,300          690,690
   Jones Apparel Group, Inc. ........................    23,800          756,126
   Reebok International Ltd. ........................    18,300          808,128
   V. F. Corp. ......................................     8,800          525,888
                                                                     -----------
                                                                       3,568,542
                                                                     -----------
AUTOMOTIVE PARTS & EQUIPMENT--0.9%
   Lear Corp. .......................................     8,700          453,705
                                                                     -----------
BANKS - MAJOR--1.4%
   Riggs National Corp.* ............................    12,200          236,070
   UMB Financial Corp. ..............................     8,500          478,890
                                                                     -----------
                                                                         714,960
                                                                     -----------
BROADCASTING--0.6%
   Hearst-Argyle Television, Inc.,
     Class A ........................................    11,900          292,621
                                                                     -----------
BUSINESS & PUBLIC SERVICES--1.8%
   Bowne & Co., Inc. ................................    43,000          679,400
   Spherion Corp.* ..................................    36,500          284,700
                                                                     -----------
                                                                         964,100
                                                                     -----------
CHEMICALS - SPECIALTY--2.4%
   Georgia Gulf Corp.* ..............................    11,000          580,910
   UAP Holding Corp.* ...............................    45,600          710,448
                                                                     -----------
                                                                       1,291,358
                                                                     -----------
CLOSED END INVESTMENT COMPANY--1.8%
   Apollo Investment Corp.* .........................    58,988          970,353
                                                                     -----------
COMMUNICATIONS EQUIPMENT--0.6%
   TNS, Inc.* .......................................    15,500          305,350
                                                                     -----------
COMPUTER EQUIPMENT & SERVICES--4.5%
   BearingPoint, Inc.* ..............................    23,815          187,186
   BISYS Group, Inc., (The)* ........................    41,800          619,476
   BMC Software, Inc.* ..............................    17,500          261,625
   Imation Corp. ....................................    25,700          883,823
   Ingram Micro, Inc., Class A* .....................    23,900          428,288
                                                                     -----------
                                                                       2,380,398
                                                                     -----------


                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
COMPUTER SOFTWARE--0.9%
   McAfee, Inc.* ....................................    11,087      $   256,442
   Sybase, Inc.* ....................................    12,445          234,464
                                                                     -----------
                                                                         490,906
                                                                     -----------
DATA PROCESSING SERVICES--0.6%
   MoneyGram International, Inc.* ...................    16,400          337,512
                                                                     -----------
ELECTRONICS--4.1%
   Amis Holdings, Inc.* .............................    16,600          186,750
   Amphenol Corp., Class A ..........................     7,500          299,250
   Arrow Electronics, Inc.* .........................    34,500          928,050
   Avnet, Inc.* .....................................    23,100          448,140
   Diebold, Inc. ....................................     5,500          293,535
                                                                     -----------
                                                                       2,155,725
                                                                     -----------
ENGINEERING & CONSTRUCTION--1.1%
   Dycom Industries, Inc.* ..........................    21,300          574,035
                                                                     -----------
FINANCIAL SERVICES--3.0%
   A.G. Edwards, Inc. ...............................    17,100          737,181
   Affiliated Managers Group, Inc.* .................     8,150          527,794
   Student Loan Corp., (The) ........................     1,500          295,950
                                                                     -----------
                                                                       1,560,925
                                                                     -----------
FOODS--2.7%
   Bunge Ltd. .......................................     3,100          169,601
   Performance Food Group Co.* ......................    15,000          407,100
   Smithfield Foods, Inc.* ..........................    24,800          844,440
                                                                     -----------
                                                                       1,421,141
                                                                     -----------
HEALTH CARE - DRUGS--0.8%
   Hospira, Inc.* ...................................    14,900          441,040
                                                                     -----------
HEALTH CARE - SERVICES--5.1%
   Apria Healthcare Group, Inc.* ....................    28,105          912,288
   Express Scripts, Inc.* ...........................     8,200          617,378
   LifePoint Hospitals, Inc.* .......................     8,000          320,400
   Lincare Holdings, Inc.* ..........................     6,100          247,538
   Manor Care, Inc. .................................    14,500          494,015
   WellChoice, Inc.* ................................     2,500          129,125
                                                                     -----------
                                                                       2,720,744
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 33

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO BOSTON PARTNERS MID CAP VALUE FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
HEALTH CARE - SUPPLIES--1.7%
   C.R. Bard, Inc. ..................................     4,300      $   285,950
   Pall Corp. .......................................    23,100          625,317
                                                                     -----------
                                                                         911,267
                                                                     -----------
INSURANCE - LIFE--0.7%
   Conseco, Inc.* ...................................    18,700          353,804
                                                                     -----------
INSURANCE - OTHER--12.2%
   Allmerica Financial Corp.* .......................    15,370          550,246
   Assurant, Inc.* ..................................    10,300          354,320
   Assured Guaranty Ltd. ............................    45,400          859,876
   Bristol West Holdings, Inc.* .....................    34,400          581,360
   IPC Holdings Ltd. ................................     7,100          297,490
   Max Re Capital Ltd. ..............................    14,400          331,344
   MBIA, Inc. .......................................     5,600          328,160
   Platinum Underwriters Holdings
     Ltd. ...........................................    12,600          390,600
   PMI Group, Inc., (The) ...........................    10,700          430,675
   Radian Group, Inc. ...............................    25,000        1,208,250
   Scottish Re Group Ltd. ...........................    15,600          365,040
   White Mountains Insurance
     Group Ltd. .....................................       455          297,343
   Willis Group Holdings Ltd. .......................    11,400          450,870
                                                                     -----------
                                                                       6,445,574
                                                                     -----------
INTERNET SERVICES--1.7%
   EarthLink, Inc.* .................................    25,100          219,123
   United Online, Inc.* .............................    64,300          697,655
                                                                     -----------
                                                                         916,778
                                                                     -----------
LEISURE & LODGING--4.6%
   Argosy Gaming Co.* ...............................     6,400          295,488
   GTECH Holdings Corp. .............................    42,100          983,035
   Harrah's Entertainment, Inc. .....................     5,400          354,186
   Hilton Hotels Corp. ..............................    38,400          808,704
                                                                     -----------
                                                                       2,441,413
                                                                     -----------
MACHINERY--2.8%
   Terex Corp.* .....................................    13,520          611,104
   W.W. Grainger, Inc. ..............................    13,695          859,772
                                                                     -----------
                                                                       1,470,876
                                                                     -----------


                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
MANUFACTURING--6.5%
   Dover Corp. ......................................    10,300      $   398,301
   Federal Signal Corp. .............................    55,200          868,848
   GrafTech International Ltd.* .....................    26,600          245,784
   ITT Industries, Inc. .............................     6,700          589,265
   Spartech Corp. ...................................    38,600          848,042
   York International Corp. .........................    12,700          491,109
                                                                     -----------
                                                                       3,441,349
                                                                     -----------
OFFICE EQUIPMENT & SUPPLIES--1.5%
   OfficeMax, Inc. ..................................    25,000          789,250
                                                                     -----------
OIL & GAS - EXPLORATION--1.5%
   Vintage Petroleum, Inc. ..........................    27,000          801,630
                                                                     -----------
OIL SERVICES--4.0%
   Diamond Offshore Drilling, Inc. ..................    12,100          598,950
   ENSCO International, Inc. ........................    27,100        1,091,588
   Nabors Industries Ltd.* ..........................     7,300          419,020
                                                                     -----------
                                                                       2,109,558
                                                                     -----------
PAPER FOREST PRODUCTS & PACKAGING--3.5%
   Neenah Paper, Inc. ...............................    22,200          780,552
   Pactiv Corp.* ....................................     9,200          208,012
   Sealed Air Corp.* ................................    16,700          872,909
                                                                     -----------
                                                                       1,861,473
                                                                     -----------
PUBLISHING--2.7%
   Lamar Advertising Co.* ...........................    12,205          479,534
   Media General, Inc., Class A .....................     5,700          364,743
   Valassis Communications, Inc.* ...................    15,000          561,150
                                                                     -----------
                                                                       1,405,427
                                                                     -----------
REAL ESTATE--1.3%
   Maguire Properties, Inc. (REIT) ..................    10,425          272,614
   Ventas, Inc. (REIT) ..............................    15,925          411,183
                                                                     -----------
                                                                         683,797
                                                                     -----------
RECREATIONAL PRODUCTS - TOYS--1.0%
   Hasbro, Inc. .....................................    20,600          435,072
   WMS Industries, Inc.* ............................     2,975           89,220
                                                                     -----------
                                                                         524,292
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO BOSTON PARTNERS MID CAP VALUE FUND (Unaudited) (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
RESTAURANTS--0.7%
   Wendy's International, Inc. ......................    10,400      $   393,640
                                                                     -----------
RETAIL - HARD GOODS--2.6%
   Claire's Stores, Inc. ............................    25,500          586,755
   Michaels Stores, Inc. ............................    24,400          778,116
                                                                     -----------
                                                                       1,364,871
                                                                     -----------
SAVINGS & LOANS--1.7%
   New York Community Bancorp,
     Inc. ...........................................    20,500          376,380
   People's Bank ....................................     4,000          152,800
   Westcorp .........................................     7,700          348,425
                                                                     -----------
                                                                         877,605
                                                                     -----------
TELECOMMUNICATIONS--1.7%
   CenturyTel, Inc. .................................    21,200          713,168
   UnitedGlobalCom, Inc.* ...........................    17,900          166,470
                                                                     -----------
                                                                         879,638
                                                                     -----------
TELECOMMUNICATIONS EQUIPMENT--1.0%
   Scientific-Atlanta, Inc. .........................    17,500          540,750
                                                                     -----------
TOBACCO--0.5%
   Loews Corp. - Carolina Group .....................     7,400          242,276
                                                                     -----------
TRUCKING--1.0%
   Laidlaw International, Inc.* .....................    23,400          538,200
                                                                     -----------
UTILITIES - ELECTRIC--2.9%
   Constellation Energy Group, Inc. .................     9,300          478,671
   NSTAR ............................................     4,900          271,950
   Sierra Pacific Resources* ........................    79,600          794,408
                                                                     -----------
                                                                       1,545,029
                                                                     -----------
     TOTAL COMMON STOCK
       (Cost $40,454,602) ...........................                 50,211,559
                                                                     -----------


                                                        Number
                                                       of Shares        Value
                                                       ---------     -----------
INVESTMENT COMPANY--1.8%
FINANCIAL SERVICES--1.8%
   Apollo Investment Corp.* .........................    58,988      $   970,353
                                                                     -----------
     TOTAL INVESTMENT COMPANY
       (Cost $866,988) ..............................                    970,353
                                                                     -----------
SHORT-TERM INVESTMENTS--3.0%
SHORT-TERM INVESTMENTS--3.0%
   PNC Bank Money Market
     Deposit Account
     2.120% 03/01/05 ................................ 1,616,260        1,616,260
                                                                     -----------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,616,260) ............................                  1,616,260
                                                                     -----------
TOTAL INVESTMENTS--99.8%
   (Cost $42,937,850) ...............................                 52,798,172
                                                                     -----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% .............................                     81,833
                                                                     -----------
NET ASSETS--100.0% ..................................                $52,880,005
                                                                     ===========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
REIT -- Real Estate Investment Trust


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 35

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (Unaudited)  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares        Value
                                                       ---------     ----------
COMMON STOCK--91.6%
AIRLINES--0.4%
   ExpressJet Holdings, Inc.* .......................     3,050      $   34,160
                                                                     ----------
APPAREL--4.5%
   Jones Apparel Group, Inc. ........................     2,285          72,594
   Liz Claiborne, Inc. ..............................     2,230          94,329
   Payless ShoeSource, Inc.* ........................     2,005          23,499
   Polo Ralph Lauren Corp. ..........................       800          31,520
   Reebok International Ltd. ........................     2,285         100,906
   V. F. Corp. ......................................     1,140          68,126
                                                                     ----------
                                                                        390,974
                                                                     ----------
BEVERAGES--0.6%
   Constellation Brands, Inc., Class A* .............     1,040          55,671
                                                                     ----------
BUILDING MATERIALS--1.4%
   Makita Corp. - ADR ...............................     4,295          82,077
   Watsco, Inc. .....................................     1,080          41,213
                                                                     ----------
                                                                        123,290
                                                                     ----------
COMPUTER EQUIPMENT & SERVICES--3.1%
   Global Payments, Inc. ............................     1,335          74,119
   GTECH Holdings Corp. .............................     4,310         100,639
   Hewlett-Packard Co. ..............................     3,630          75,504
   Storage Technology Corp.* ........................       755          24,009
                                                                     ----------
                                                                        274,271
                                                                     ----------
COMPUTER SOFTWARE--0.9%
   Microsoft Corp. ..................................     3,035          76,421
                                                                     ----------
CONSUMER PRODUCTS--1.1%
   Blyth, Inc. ......................................     1,820          57,858
   National Presto Industries, Inc. .................       860          35,999
                                                                     ----------
                                                                         93,857
                                                                     ----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.3%
   Bel Fuse Inc., Class B ...........................       745          23,080
                                                                     ----------
ELECTRONICS--0.4%
   Amphenol Corp., Class A ..........................       845          33,715
                                                                     ----------
FINANCE - OTHER--0.2%
   Peoples Choice Financial 144A ....................     1,640          16,400
                                                                     ----------


                                                        Number
                                                       of Shares        Value
                                                       ---------     ----------
FINANCIAL SERVICES--5.8%
   BKF Capital Group, Inc.* .........................       800      $   33,000
   Countrywide Financial Corp. ......................     2,279          79,195
   Fannie Mae .......................................     1,295          75,705
   Freddie Mac ......................................     2,775         172,050
   Leucadia National Corp. ..........................     1,825          61,156
   MCG Capital Corp. ................................       430           7,478
   Wesco Financial Corp. ............................       210          82,950
                                                                     ----------
                                                                        511,534
                                                                     ----------
FOOD & HOUSEHOLD PRODUCTS--0.3%
   Unilever NV ......................................       375          25,084
                                                                     ----------
FOODS--1.1%
   Lancaster Colony Corp. ...........................     1,335          56,884
   Nestle S.A. - ADR ................................       600          41,775
                                                                     ----------
                                                                         98,659
                                                                     ----------
HEALTH CARE - DRUGS--6.1%
   Bristol-Myers Squibb Co. .........................     1,960          49,059
   Johnson & Johnson ................................       575          37,720
   Pfizer, Inc. .....................................    11,541         303,413
   Shire Pharmaceuticals Group
     PLC - ADR* .....................................     4,335         145,872
                                                                     ----------
                                                                        536,064
                                                                     ----------
HEALTH CARE - SERVICES--2.5%
   Lincare Holdings, Inc.* ..........................     1,925          78,117
   Renal Care Group, Inc.* ..........................     3,630         143,022
                                                                     ----------
                                                                        221,139
                                                                     ----------
HEALTH CARE - SUPPLIES--1.9%
   Becton, Dickinson and Co. ........................     1,680         100,582
   C.R. Bard, Inc. ..................................       935          62,177
                                                                     ----------
                                                                        162,759
                                                                     ----------
INSURANCE - LIFE--0.9%
   Scottish Re Group Ltd. ...........................     3,490          81,666
                                                                     ----------
INSURANCE - OTHER--18.8%
   ACE Ltd. .........................................     6,420         285,433
   Alleghany Corp.* .................................       556         152,344
   Allmerica Financial Corp.* .......................     2,340          83,772


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares        Value
                                                       ---------     ----------
INSURANCE - OTHER--(CONTINUED)
   Assurant, Inc.* ..................................     2,185      $   75,164
   Assured Guaranty Ltd. ............................     4,978          94,283
   Everest Re Group Ltd. ............................       495          43,001
   IPC Holdings Ltd. ................................     2,820         118,158
   MBIA, Inc. .......................................     3,240         189,864
   Merchants Group, Inc. ............................        85           2,223
   Millea Holdings, Inc. - ADR ......................       350          25,680
   PartnerRe Ltd. ...................................       445          27,879
   Quanta Capital Holdings Ltd.* ....................    10,660          98,605
   Radian Group, Inc. ...............................     1,980          95,693
   Specialty Underwriters' Alliance,
     Inc. ...........................................     1,640          16,072
   St. Paul Travelers Cos., Inc., (The) .............     1,200          45,984
   White Mountains Insurance Group
     Ltd. ...........................................       390         254,865
   Willis Group Holdings Ltd. .......................     1,150          45,483
                                                                     ----------
                                                                      1,654,503
                                                                     ----------
MANUFACTURING--0.9%
   Tyco International Ltd. ..........................     2,395          80,185
                                                                     ----------
MEDIA & ENTERTAINMENT--2.0%
   4Kids Entertainment, Inc.* .......................     1,005          19,638
   Gamestop Corp., Class B ..........................     1,069          20,910
   Liberty Media Corp., Class A* ....................     6,649          67,421
   Liberty Media International, Inc.,
     Class A* .......................................     1,484          64,153
                                                                     ----------
                                                                        172,122
                                                                     ----------
MEDICAL EQUIPMENT AND SUPPLIES--0.4%
   STERIS Corp.* ....................................     1,355          33,536
                                                                     ----------
OFFICE EQUIPMENT & SUPPLIES--0.8%
   OfficeMax, Inc. ..................................     2,115          66,771
                                                                     ----------
OIL & GAS - EXPLORATION--7.1%
   Anadarko Petroleum Corp. .........................     2,085         160,253
   Burlington Resources, Inc. .......................     1,365          67,745
   EOG Resources, Inc. ..............................       940          85,653
   Kerr-McGee Corp. .................................     1,680         130,469
   Occidental Petroleum Corp. .......................     2,595         182,350
                                                                     ----------
                                                                        626,470
                                                                     ----------


                                                        Number
                                                       of Shares        Value
                                                       ---------     ----------
OIL & GAS - INTEGRATED MAJORS--2.9%
   Eni S.p.A. - ADR .................................       630      $   82,530
   Petroleo Brasileiro S.A.- ADR ....................     1,905          92,964
   Royal Dutch Petroleum Co. - ADR ..................     1,275          80,440
                                                                     ----------
                                                                        255,934
                                                                     ----------
OIL & GAS - REFINING & MARKETING--1.4%
   Marathon Oil Corp. ...............................     2,585         122,374
                                                                     ----------
REAL ESTATE--4.8%
   American Financial Realty Trust
     (REIT) .........................................     7,745         113,542
   Ashford Hospitality Trust (REIT) .................     2,110          21,332
   Consolidated-Tomoka Land Co. .....................       520          22,906
   Diamondrock Hospitality Co. 144A
     (REIT) .........................................     2,070          22,252
   Fieldstone Investment Corp. (REIT)
     144A ...........................................     1,175          17,625
   Friedman, Billings, Ramsey Group,
     Inc., Class A (REIT) ...........................     4,384          81,323
   KKR Financial Corp. 144A (REIT) ..................     1,580          16,669
   Luminent Mortgage Capital, Inc.
     (REIT) 144A ....................................       685           7,775
   Luminent Mortgage Capital, Inc.
     (REIT) .........................................     1,030          11,691
   Medical Property Trust 144A
     (REIT) .........................................     2,225          22,250
   National Health Investors, Inc.
     (REIT) .........................................     1,860          48,323
   Provident Senior Trust (REIT)
     144A ...........................................     1,725          27,600
   Saxon Capital Inc. (REIT)* .......................       675          12,123
                                                                     ----------
                                                                        425,411
                                                                     ----------
RECREATIONAL PRODUCTS - TOYS--0.5%
   Mattel, Inc. .....................................     2,030          42,468
                                                                     ----------
RESTAURANTS--0.3%
   CEC Entertainment, Inc.* .........................       725          28,058
                                                                     ----------
RETAIL - HARD GOODS--1.8%
   Barnes & Noble, Inc.* ............................     2,515          85,912
   Borders Group, Inc.* .............................     1,875          48,244
   Home Depot, Inc., (The) ..........................       505          20,210
                                                                     ----------
                                                                        154,366
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 37

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (Unaudited) (continued)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                        Number
                                                       of Shares        Value
                                                       ---------     ----------
RETAIL - SOFT GOODS--1.9%
   Abercrombie & Fitch Co., Class A* ................     1,850      $   99,345
   Claire's Stores, Inc. ............................     3,085          70,986
                                                                     ----------
                                                                        170,331
                                                                     ----------
SERVICES - BUSINESS--2.5%
   D & B Corp.* .....................................       965          59,309
   Deluxe Corp. .....................................     1,575          61,488
   Harland (John H.) Co. ............................     2,715          99,640
                                                                     ----------
                                                                        220,437
                                                                     ----------
TELECOMMUNICATIONS--1.7%
   CenturyTel, Inc. .................................     1,150          38,686
   Vodafone Group PLC - ADR .........................     1,605          42,195
   West Corp.* ......................................     2,105          70,960
                                                                     ----------
                                                                        151,841
                                                                     ----------
TELECOMMUNICATIONS EQUIPMENT--1.6%
   Motorola, Inc. ...................................     3,200          50,112
   Nokia Oyj - ADR ..................................     5,700          91,998
                                                                     ----------
                                                                        142,110
                                                                     ----------
TOBACCO--7.6%
   Loews Corp. ......................................     3,590         255,895
   Universal Corp. ..................................     1,275          64,005
   UST, Inc. ........................................     6,305         344,568
                                                                     ----------
                                                                        664,468
                                                                     ----------
TRAVEL SERVICES--0.5%
   Sabre Holdings Corp., Class A ....................     1,975          41,633
                                                                     ----------
UTILITIES - ELECTRIC--2.3%
   Korea Electric Power (KEPCO)
     Corp. - ADR ....................................     6,720          94,080
   Sierra Pacific Resources* ........................    11,085         110,628
                                                                     ----------
                                                                        204,708
                                                                     ----------
UTILITIES - GAS & WATER--0.3%
   El Paso Corp. ....................................     2,400          29,592
                                                                     ----------
     TOTAL COMMON STOCK
       (Cost $6,480,464) ............................                 8,046,062
                                                                     ----------


                                                        Number
                                                       of Shares        Value
                                                       ---------     ----------
PREFERRED STOCK--1.3%
BUILDING & CONSTRUCTION--0.2%
   Fleetwood Capital Trust 6.0%
     10/10/03 $51.12 ................................       485      $   19,764
                                                                     ----------
FOODS--0.2%
   Constellation Brands, Inc. 5.75%
     09/01/06 .......................................       275          11,448
                                                                     ----------
INSURANCE - OTHER--0.7%
   Hartford Financial Services Group,
     Inc., (The) 7.00% 8/16/06 ......................       225          15,091
   Scottish Re Group 5.875%
     05/21/07 .......................................       355           9,950
   UnumProvident Corp. 8.25%
     5/15/06 ........................................     1,015          34,520
                                                                     ----------
                                                                         59,561
                                                                     ----------
OFFICE EQUIPMENT & SUPPLIES--0.2%
   Xerox Corp. 6.25% 07/01/06 .......................       135          18,448
                                                                     ----------
     TOTAL PREFERRED STOCK
       (Cost $88,234) ...............................                   109,221
                                                                     ----------
                                                           Par
                                                          (000)
                                                         -------
CORPORATE BONDS--0.5%
   Sierra Pacific Resources144A
     7.25% 02/14/10 .................................       $19          45,006
                                                                     ----------
     TOTAL CORPORATE BONDS
       (Cost $19,295) ...............................                    45,006
                                                                     ----------


                                                        Number
                                                       of Shares
                                                       ---------
RIGHTS/WARRANTS--0.2%
BANKS - MAJOR--0.2%
   Citigroup, Inc. Litigation Tracking
     Warrants .......................................    11,670          17,622
                                                                     ----------
     TOTAL RIGHTS/WARRANTS
       (Cost $14,229) ...............................                    17,622
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (Unaudited) (concluded)
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          Par
                                                         (000)          Value
                                                       ---------     ----------
INVESTMENT COMPANIES--0.7%
   Apollo Investment Corp.* .........................    $3,510      $   57,739
   Morgan Stanley Asia-Pacific Fund,
     Inc. ...........................................       480           6,562
                                                                     ----------
     TOTAL INVESTMENT COMPANIES
       (Cost $56,053) ...............................                    64,301
                                                                     ----------


                                                        Number
                                                       of Shares
                                                       ---------
SHORT TERM INVESTMENTS--5.8%
   PNC Bank Money Market
     Deposit Account
     2.120% 03/01/05 ................................   509,974         509,974
                                                                     ----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $509,974) ..............................                   509,974
                                                                     ----------
OPTIONS--(0.5%)
   El Paso Corp. Call Option
     $7.00 expires 03/25/05 .........................       (24)        (13,104)
   GTEch Hldings Corp Call Option
     $23.50 expires 01/21/06 ........................       (17)         (2,784)
   Motorola Inc Call Option
     $15.00 expires 01/21/06 ........................       (32)         (7,577)
   Nokia Oyj Call Option
     $12.5 expires 07/15/05 .........................       (25)         (8,866)
   Nokia Oyj Call Option Jul 05
     $13.75 expires 07/16/05 ........................       (32)         (7,856)
   Pfizer Inc Call Option June 05
     $23.50 expires 06/18/05 ........................       (17)         (5,423)
                                                                     ----------
     TOTAL OPTIONS
       (Cost $(29,767)) .............................                   (45,610)
                                                                     ----------
TOTAL INVESTMENTS--99.6%
   (Cost $7,138,482) ................................                 8,746,576
                                                                     ----------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% .............................                    36,887
                                                                     ----------
NET ASSETS--100.0% ..................................                $8,783,463
                                                                     ==========

----------
* -- Non-income producing.
ADR -- American Depository Receipt.
144A -- Security was  purchased  pursuant to Rule 144A under  Securities  Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2005, these securities amounted to 2.00% of net assets.
REIT -- Real Estate Investment Trust


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 39

ROBECO INVESTMENT FUNDS                                                                                            FEBRUARY 28, 2005
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

                                                             SMALL CAP      LONG/SHORT      LARGE CAP       MID CAP        ALL-CAP
                                                           VALUE FUND II    EQUITY FUND     VALUE FUND     VALUE FUND     VALUE FUND
                                                           -------------    ------------    -----------    -----------    ----------
ASSETS
   Investments, at value (cost--$367,999,640,
     $93,245,246, $34,191,383, $42,937,850 and
     $7,168,249 respectively) ...........................   $449,623,824    $103,099,863    $40,579,295    $52,798,172    $8,792,186
   Cash .................................................             --           7,135             --             --            --
   Receivable from Investment Advisor ...................             --              --             --             --        36,959
   Deposits with brokers for securities sold short ......             --      38,151,365             --             --            --
   Receivable for investments sold ......................      2,558,961       3,810,153             --        590,024            --
   Receivable for Fund shares sold ......................        133,716         320,422      1,684,369          9,096         1,600
   Dividends and interest receivable ....................        246,248          91,474         44,899         34,991        13,383
   Prepaid expenses and other assets ....................         49,873          20,380         19,267         11,514         9,279
                                                            ------------    ------------    -----------    -----------    ----------
     Total assets .......................................    452,612,622     145,500,792     42,327,830     53,443,797     8,853,407
                                                            ------------    ------------    -----------    -----------    ----------
LIABILITIES
   Payable for investments purchased ....................        310,173       2,018,391             --        495,013            --
   Securities sold-short (proceeds $48,676,874) .........             --      47,910,591             --             --            --
   Options written, at value (premiums received $29,767)              --              --             --             --        45,610
   Payable to Investment Adviser ........................        424,847         140,991          8,994         17,210            --
   Payable for Fund shares redeemed .....................      1,595,697         194,425          9,641          5,166            --
   Other accrued expenses and liabilities ...............        181,588          76,913         34,806         46,403        24,334
   Payable for dividends on securities sold-short .......             --          14,888             --             --            --
                                                            ------------    ------------    -----------    -----------    ----------
     Total liabilities ..................................      2,512,305      50,356,199         53,441        563,792        69,944
                                                            ------------    ------------    -----------    -----------    ----------
NET ASSETS
   Capital stock, $0.001 par value ......................         19,565           5,800          2,956          4,062           602
   Paid-in capital ......................................    348,071,878      89,198,340     33,157,536     40,964,628     7,009,896
   Undistributed net investment income/(accumulated loss)       (826,583)       (682,637)       183,071        (27,676)        6,771
   Accumulated net realized gain/(loss) from investments
     and foreign exchange transactions, if any ..........     21,211,273      (3,997,810)     2,542,914      2,078,669       158,099
   Net unrealized appreciation on investments and foreign
     exchange transactions, if any ......................     81,624,184       9,854,617      6,387,912      9,860,322     1,608,095
   Net unrealized appreciation on investments sold short.             --         766,283             --             --            --
                                                            ------------    ------------    -----------    -----------    ----------
   Net assets ...........................................   $450,100,317    $ 95,144,593    $42,274,389    $52,880,005    $8,783,463
                                                            ============    ============    ===========    ===========    ==========
INSTITUTIONAL CLASS
   Net assets ...........................................   $142,199,687    $ 76,254,539    $29,979,822    $49,533,625    $7,220,362
                                                            ------------    ------------    -----------    -----------    ----------
   Shares outstanding ...................................      6,117,564       4,641,945      2,106,318      3,801,808       494,913
                                                            ------------    ------------    -----------    -----------    ----------
   Net asset value, offering and redemption
     price per share ....................................         $23.25          $16.43         $14.23         $13.03        $14.59
                                                            ============    ============    ===========    ===========    ==========
INVESTOR CLASS
   Net assets ...........................................   $307,900,630    $ 18,890,054    $12,294,567    $ 3,346,380    $1,563,101
                                                            ------------    ------------    -----------    -----------    ----------
   Shares outstanding ...................................     13,447,477       1,157,904        850,129        260,593       107,303
                                                            ------------    ------------    -----------    -----------    ----------
   Net asset value, offering and redemption
     price per share ....................................         $22.90          $16.31         $14.46         $12.84        $14.57
                                                            ============    ============    ===========    ===========    ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS                                                                                        FEBRUARY 28, 2005
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                                       SMALL CAP      LONG/SHORT       LARGE CAP        MID CAP         ALL-CAP
                                                     VALUE FUND II    EQUITY FUND     VALUE FUND      VALUE FUND      VALUE FUND
                                                     -------------    -----------     ----------      ----------       ---------
INVESTMENT INCOME
   Dividends .......................................   $ 3,035,867     $  504,505      $  403,394      $  235,007      $  64,716
   Interest ........................................        96,027         76,271          11,049          11,951          3,018
                                                       -----------     ----------      ----------      ----------      ---------
                                                         3,131,894        580,776         414,443         246,958         67,734
                                                       -----------     ----------      ----------      ----------      ---------
   Advisory fees ...................................     2,915,576        872,176         164,787         198,364         35,517
   Administration fees and expenses ................       277,120         54,863          41,663          41,917         38,164
   Administrative services fees ....................        22,606          3,766           2,129           2,404            345
   Transfer agent fees and expenses ................        95,790         44,010          37,282          38,041         36,704
   Custodian fees and expenses .....................        36,281         18,006          10,112           8,678         14,342
   Printing ........................................        62,150         14,383           2,620           6,421          3,455
   Federal and state registration fees .............        29,717         14,498          12,810          12,684         12,607
   Audit and legal fees ............................        68,665         14,616          11,290          13,536          6,715
   Distribution fees ...............................       409,661         18,967          11,615           3,850          1,374
   Directors and officer's fees and expenses .......        43,026         10,652           9,609          10,079          5,625
   Insurance .......................................        15,619          2,575           1,623           1,769            196
   Interest expense ................................            --        177,170              --              --             --
   Dividend expense ................................            --         98,191              --              --             --
   Other ...........................................           453            453             362             335            663
                                                       -----------     ----------      ----------      ----------      ---------
     Total expenses before waivers and
       reimbursements ..............................     3,976,664      1,344,326         305,902         338,078        155,707
     Less: waivers and reimbursements ..............       (18,187)       (80,913)        (74,528)        (86,273)      (109,936)
                                                       -----------     ----------      ----------      ----------      ---------
     Total expenses after waivers and
       reimbursements ..............................     3,958,477      1,263,413         231,374         251,805         45,771
                                                       -----------     ----------      ----------      ----------      ---------
   Net investment income/(loss) ....................      (826,583)      (682,637)        183,069          (4,847)        21,963
                                                       -----------     ----------      ----------      ----------      ---------
NETREALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS
   Net realized gain/(loss) from:
     Investments ...................................    34,774,436      4,110,898       5,796,626       3,553,178        198,157
   Investments sold short ..........................            --       (520,069)             --              --             --
   Net change in unrealized appreciation/
     (depreciation) on investments .................    31,927,948      5,383,583        (222,474)      4,128,684        752,232
                                                       -----------     ----------      ----------      ----------      ---------
   Net realized and unrealized gain from
     investments ...................................    66,702,384      9,494,481       5,574,152       7,681,862        950,389
                                                       -----------     ----------      ----------      ----------      ---------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ....................................   $65,875,801     $8,811,844      $5,757,221      $7,677,015      $ 972,352
                                                       ===========     ==========      ==========      ==========      =========

----------------
1 Net of foreign taxes of $3,955, $878, $3,667, $0 and $1,284 for the Small Cap Value Fund II, Long/Short Equity Fund, Large Cap
  Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2005 | 41

ROBECO INVESTMENT FUNDS                                                                                            FEBRUARY 28, 2005
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                 SMALL CAP VALUE FUND II               LONG/SHORT EQUITY FUND
                                                           -----------------------------------   -----------------------------------
                                                             FOR THE SIX           FOR THE          FOR THE SIX          FOR THE
                                                             MONTHS ENDED         YEAR ENDED        MONTHS ENDED        YEAR ENDED
                                                           FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                                                           -----------------   ---------------   -----------------   ---------------
                                                              (UNAUDITED)                            (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income/(loss) ............................  $   (826,583)      $ (3,328,246)       $  (682,637)       $(1,665,932)
  Net realized gain/(loss) from investments and
    foreign exchange transactions, if any .................    34,774,436         52,836,308          4,110,898          5,205,893
  Net change in unrealized appreciation from investments...    31,927,948          3,428,711          5,383,583         (1,907,109)
                                                             ------------       ------------        -----------        -----------
  Net increase/(decrease) in net assets resulting from
    operations ............................................    65,875,801         52,936,773          8,811,844          1,632,852
                                                             ------------       ------------        -----------        -----------
  LESS DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment income Institutional shares ..............            --                 --                 --                 --
  Net investment income Investor shares ...................            --                 --                 --                 --
  Net realized capital gains Institutional shares .........   (16,833,864)        (1,196,652)                --                 --
  Net realized capital gains Investor shares ..............   (40,433,524)        (2,970,276)                --                 --
                                                             ------------       ------------        -----------        -----------
  Total dividends and distributions to shareholders .......   (57,267,388)        (4,166,928)                --                 --
                                                             ------------       ------------        -----------        -----------
  INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS (NOTE 4) ...................   (19,136,997)        33,882,663         13,717,486         (1,749,267)
                                                             ------------       ------------        -----------        -----------
  Total increase/(decrease) in net assets .................   (10,528,584)        82,652,508         22,529,330           (116,415)
                                                             ------------       ------------        -----------        -----------
  NET ASSETS
  Beginning of period .....................................   460,628,901        377,976,393         72,615,263         72,731,678
                                                             ------------       ------------        -----------        -----------
  End of period* ..........................................  $450,100,317       $460,628,901        $95,144,593        $72,615,263
                                                             ============       ============        ===========        ===========

                                                                    LARGE CAP VALUE FUND                   MID CAP VALUE FUND
                                                           -----------------------------------   -----------------------------------
                                                              FOR THE SIX          FOR THE          FOR THE SIX          FOR THE
                                                              MONTHS ENDED        YEAR ENDED        MONTHS ENDED        YEAR ENDED
                                                           FEBRUARY 28, 2005   AUGUST 31, 2004   FEBRUARY 28, 2005   AUGUST 31, 2004
                                                           -----------------   ---------------   -----------------   ---------------
                                                               (UNAUDITED)                           (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income/(loss) ............................   $   183,069        $   355,717        $    (4,847)      $     30,376
  Net realized gain/(loss) from investments and
    foreign exchange transactions, if any .................     5,796,626          4,311,506          3,553,178         10,307,118
  Net change in unrealized appreciation from investments...      (222,474)         4,174,456          4,128,684         (2,720,095)
                                                              -----------        -----------        -----------       ------------
  Net increase/(decrease) in net assets resulting from
    operations ............................................     5,757,221          8,841,679          7,677,015          7,617,399
                                                              -----------        -----------        -----------       ------------
  LESS DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment income Institutional shares ..............      (298,564)          (415,914)           (53,180)          (282,692)
  Net investment income Investor shares ...................       (57,149)           (40,176)                --            (10,717)
  Net realized capital gains Institutional shares .........            --                 --         (7,602,216)                --
  Net realized capital gains Investor shares ..............            --                 --           (520,862)                --
                                                              -----------        -----------        -----------       ------------
  Total dividends and distributions to shareholders .......      (355,713)          (456,090)        (8,176,258)          (293,409)
                                                              -----------        -----------        -----------       ------------
  INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS (NOTE 4) ...................   (13,305,405)        (7,045,262)         8,320,285        (22,476,157)
                                                              -----------        -----------        -----------       ------------
  Total increase/(decrease) in net assets .................    (7,903,897)         1,340,327          7,821,042        (15,152,167)
                                                              -----------        -----------        -----------       ------------
  NET ASSETS
  Beginning of period .....................................    50,178,286         48,837,959         45,058,963         60,211,130
                                                              -----------        -----------        -----------       ------------
  End of period* ..........................................   $42,274,389        $50,178,286        $52,880,005       $ 45,058,963
                                                              ===========        ===========        ===========       ============

                                                                    ALL-CAP VALUE FUND
                                                           -----------------------------------
                                                              FOR THE SIX          FOR THE
                                                              MONTHS ENDED        YEAR ENDED
                                                           FEBRUARY 28, 2005   AUGUST 31, 2004
                                                           -----------------   ---------------
                                                              (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income/(loss) ............................    $   21,963        $   21,492
  Net realized gain/(loss) from investments and
    foreign exchange transactions, if any .................       198,157           315,617
  Net change in unrealized appreciation from investments...       752,232           461,867
                                                               ----------        ----------
  Net increase/(decrease) in net assets resulting from
    operations ............................................       972,352           798,976
                                                               ----------        ----------
  LESS DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
  Net investment income Institutional shares ..............       (22,144)          (20,303)
  Net investment income Investor shares ...................        (2,806)             (385)
  Net realized capital gains Institutional shares .........      (254,040)               --
  Net realized capital gains Investor shares ..............       (50,080)               --
                                                               ----------        ----------
  Total dividends and distributions to shareholders .......      (329,070)          (20,688)
                                                               ----------        ----------
  INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS (NOTE 4) ...................     2,313,446         2,052,711
                                                               ----------        ----------
  Total increase/(decrease) in net assets .................     2,956,728         2,830,999
                                                               ----------        ----------
  NET ASSETS
  Beginning of period .....................................     5,826,735         2,995,736
                                                               ----------        ----------
  End of period* ..........................................    $8,783,463        $5,826,735
                                                               ==========        ==========

   *Includes undistributed net investment income/(loss) as follows:

                                               FOR THE SIX           FOR THE
                                               MONTHS ENDED         YEAR ENDED
                                             FEBRUARY 28, 2005   AUGUST 31, 2004
                                             -----------------   ---------------
                                                (UNAUDITED)
Small Cap Value Fund II ..................      $(826,583)          $     --
Long/Short Equity Fund ...................       (682,637)                --
Large Cap Value Fund .....................        183,071            355,715
Mid Cap Value Fund Fund ..................        (27,676)            30,352
All-Cap Value Fund .......................          6,771              9,757

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42 & 43   | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                              NET                                        DIVIDENDS TO   DISTRIBUTIONS TO   DISTRIBUTIONS TO
                             ASSET                      NET REALIZED     SHAREHOLDERS     SHAREHOLDERS      SHAREHOLDERS
                             VALUE,          NET       AND UNREALIZED      FROM NET         FROM NET           FROM
                           BEGINNING    INVESTMENT     GAIN/(LOSS) ON     INVESTMENT        REALIZED         TAX RETURN
                           OF PERIOD    INCOME/(LOSS)    INVESTMENTS        INCOME            GAINS          OF CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND II
-----------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+    $22.80       $(0.02)**       $ 3.49**         $   --            $(3.03)           $   --
  8/31/04                     20.19        (0.12)**         2.92**             --             (0.20)               --
  8/31/03                     15.71        (0.09)**         4.55**             --                -- 3              --
  8/31/02                     17.17        (0.13)**        (1.23)**            --             (0.21)               --
  8/31/01                     11.39        (0.05)**         6.05**             --             (0.29)               --
  8/31/00                      8.67        (0.01)           2.73               --                --                --

  INVESTOR CLASS
  9/1/04 through 2/28/05+    $22.53       $(0.05)**       $ 3.44**         $   --            $(3.03)           $   --
  8/31/04                     20.00        (0.18)**         2.90**             --             (0.20)               --
  8/31/03                     15.61        (0.12)**         4.49**             --                -- 3              --
  8/31/02                     17.09        (0.17)**        (1.21)**            --             (0.21)               --
  8/31/01                     11.36        (0.09)**         6.04**             --             (0.29)               --
  8/31/00                      8.65        (0.03)           2.74               --                --                --
-----------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND
----------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+    $14.70       $(0.15)**       $ 1.88**         $   --            $   --            $   --
  8/31/04                     14.31        (0.32)**         0.69**             --                --                --
  8/31/03                     15.17        (0.28)**         0.10**             --             (0.51)            (0.20)
  8/31/02                     15.88         0.05**         (0.31)**         (0.02)            (0.50)               --
  8/31/01                     10.57         0.07**          5.14**          (0.13)               --                --
  8/31/00                      9.46         0.13            1.12            (0.14)               --                --

  INVESTOR CLASS
  9/1/04 through 2/28/05+    $14.62       $(0.17)**       $ 1.86**         $   --            $   --            $   --
  8/31/04                     14.27        (0.36)**         0.69**             --                --                --
  8/31/03                     15.13        (0.31)**         0.10**             --             (0.51)            (0.17)
  8/31/02                     15.87         0.04**         (0.33)**         (0.01)            (0.50)               --
  8/31/01                     10.57         0.03**          5.18**          (0.11)               --                --
  8/31/00                      9.43         0.11            1.16            (0.13)               --                --

                                                                                RATIO OF            RATIO OF
                                                                              EXPENSES TO         EXPENSES TO
                                                                              AVERAGE NET         AVERAGE NET
                                          NET                      NET        ASSETS WITH         ASSETS WITH
                                         ASSET                    ASSETS,      WAIVERS AND         WAIVERS AND
                                         VALUE,        TOTAL      END OF     REIMBURSEMENTS      REIMBURSEMENTS
                           REDEMPTION    END OF     INVESTMENT    PERIOD       (INCLUDING          (EXCLUDING
                              FEES       PERIOD     RETURN 1,2     (000)    DIVIDEND EXPENSE)   DIVIDEND EXPENSE)
-------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND II
-----------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+    $0.01**     $23.25        15.17%    $142,200         1.52%                  --%
  8/31/04                     0.01**      22.80        13.96      133,060         1.49                   --
  8/31/03                     0.02**      20.19        28.55       98,383         1.55                   --
  8/31/02                     0.11**      15.71        (7.39)      40,475         1.55                   --
  8/31/01                     0.07**      17.17        54.57       21,547         1.55                   --
  8/31/00                       --        11.39        31.43        1,965         1.55                   --

  INVESTOR CLASS
  9/1/04 through 2/28/05+    $0.01**     $22.90        15.03%    $307,901         1.77%                  --%
  8/31/04                     0.01**      22.53        13.69      327,569         1.74                   --
  8/31/03                     0.02**      20.00        28.16      279,593         1.80                   --
  8/31/02                     0.11**      15.61        (7.54)     253,838         1.79                   --
  8/31/01                     0.07**      17.09        54.27      230,507         1.77                   --
  8/31/00                       --        11.36        31.33          382         1.77                   --
-------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND
----------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+    $  --3      $16.43        11.77%    $ 76,255         2.75%                2.50%
  8/31/04                     0.02**      14.70         2.73       58,293         3.02                 2.50
  8/31/03                     0.03**      14.31        (1.13)      57,351         3.05                 2.50
  8/31/02                     0.07**      15.17        (1.17)      65,951         3.04                 2.50
  8/31/01                     0.23**      15.88        51.85       25,857         3.22                 2.50
  8/31/00                       --        10.57        13.74        1,080         3.22                 2.86

  INVESTOR CLASS
  9/1/04 through 2/28/05+    $  --3      $16.31        11.56%    $ 18,890         3.00%                2.75%
  8/31/04                     0.02**      14.62         2.45       14,322         3.27                 2.75
  8/31/03                     0.03**      14.27        (1.32)      15,381         3.32                 2.75
  8/31/02                     0.06**      15.13        (1.44)      49,284         3.29                 2.75
  8/31/01                     0.20**      15.87        51.51       11,244         3.44                 2.72
  8/31/00                       --        10.57        13.87          310         3.44                 3.08

                               RATIO OF             RATIO OF         RATIOS OF NET
                             EXPENSES TO          EXPENSES TO         INVESTMENT
                             AVERAGE NET          AVERAGE NET          INCOME TO
                           ASSETS WITHOUT       ASSETS WITHOUT          AVERAGE
                              WAIVERS AND          WAIVERS AND        NET ASSETS
                            REIMBURSEMENTS       REIMBURSEMENTS      WITH WAIVERS    PORTFOLIO
                              (EXCLUDING           (INCLUDING             AND        TURNOVER
                            DIVIDEND EXPENSE)   DIVIDEND EXPENSE)   REIMBURSEMENTS     RATE
----------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND II
-----------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+          --%              1.53%                (0.18)%       22.07%
  8/31/04                          --               1.49                 (0.53)        47.06
  8/31/03                          --               1.79                 (0.54)        72.72
  8/31/02                          --               1.71                 (0.76)       119.30
  8/31/01                          --               2.03                 (0.32)        35.50
  8/31/00                          --              14.23                 (0.18)       161.75

  INVESTOR CLASS
  9/1/04 through 2/28/05+          --%              1.78%                (0.43)%       22.07%
  8/31/04                          --               1.74                 (0.77)        47.06
  8/31/03                          --               2.04                 (0.77)        72.72
  8/31/02                          --               1.92                 (1.00)       119.30
  8/31/01                          --               2.13                 (0.54)        35.50
  8/31/00                          --              14.33                 (0.40)       161.75
----------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUND
----------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+        2.71%              2.96%                (1.97)%       56.33%
  8/31/04                        2.68               3.20                 (2.26)       239.06
  8/31/03                        2.90               3.44                 (1.94)       282.36
  8/31/02                        2.85               3.39                  0.30        219.52
  8/31/01                        4.25               4.97                  0.46        332.25
  8/31/00                       21.86              22.22                  1.12        363.34

  INVESTOR CLASS
  9/1/04 through 2/28/05+        2.96%              3.21%                (2.21)%       56.33%
  8/31/04                        2.93               3.45                 (2.50)       239.06
  8/31/03                        3.12               3.69                 (2.13)       282.36
  8/31/02                        3.06               3.60                  0.27        219.52
  8/31/01                        4.35               5.07                  0.24        332.25
  8/31/00                       21.96              22.32                  0.90        363.34

-----------
** Calculated based on average shares outstanding for the period.
+  Unaudited.
1  Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2  Redemption fees are reflected in total return calculations.
3  Amount is less than $.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44 & 45 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                               NET                                          DIVIDENDS TO    DISTRIBUTIONS TO      NET
                              ASSET                       NET REALIZED      SHAREHOLDERS      SHAREHOLDERS       ASSET
                             VALUE,           NET        AND UNREALIZED       FROM NET          FROM NET        VALUE,       TOTAL
                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON      INVESTMENT         REALIZED        END OF    INVESTMENT
                            OF PERIOD    INCOME/(LOSS)     INVESTMENTS         INCOME             GAINS         PERIOD     RETURN 1
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+    $12.67        $ 0.06**         $ 1.61**          $(0.11)            $   --         $14.23       13.18%
  8/31/04                     10.84          0.09**           1.84**           (0.10)                --          12.67       17.87
  8/31/03                     10.33          0.09**           0.57**           (0.06)             (0.09)         10.84        6.54
  8/31/02                     13.52          0.08**          (1.54)**          (0.12)             (1.61)         10.33      (12.67)
  8/31/01                     12.82          0.12**           1.10**           (0.13)             (0.39)         13.52        9.65
  8/31/00                     12.24          0.14             1.25             (0.11)             (0.70)         12.82       11.99

  INVESTOR CLASS
  9/1/04 through 2/28/05+    $12.86        $ 0.04**         $ 1.64**          $(0.08)            $   --         $14.46       13.09%
  8/31/04                     11.01          0.05**           1.88**           (0.08)                --          12.86       17.53
  8/31/03                     10.50          0.07**           0.57**           (0.04)             (0.09)         11.01        6.22
  8/31/02                     13.73          0.04**          (1.56)**          (0.10)             (1.61)         10.50      (12.87)
  8/31/01                     13.02          0.09**           1.13**           (0.12)             (0.39)         13.73        9.45
  8/31/00                     12.36          0.10             1.27             (0.01)             (0.70)         13.02       11.67

------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+    $13.16        $ 0.00**3        $ 2.24**          $(0.02)            $(2.35)        $13.03       17.08%
  8/31/04                     11.57          0.01**           1.65**           (0.07)                --          13.16       14.39
  8/31/03                      9.69          0.05**           1.83**              -- 2               --          11.57       19.41
  8/31/02                     12.55          0.00**          (0.94)**          (0.06)             (1.86)          9.69       (8.97)
  8/31/01                     11.66          0.04**           0.91**           (0.06)                --          12.55        8.23
  8/31/00                     11.47          0.06             0.29             (0.02)             (0.14)         11.66        3.21

  INVESTOR CLASS
  9/1/04 through 2/28/05+    $13.02        $ 0.00**3        $ 2.17**          $   --             $(2.35)        $12.84       16.92%
  8/31/04                     11.43         (0.02)**          1.65**           (0.04)                --          13.02       14.08
  8/31/03                      9.58          0.02**           1.83**              --                 --          11.43       19.31
  8/31/02                     12.43         (0.02)**         (0.94)**          (0.03)             (1.86)          9.58       (9.26)
  8/31/01                     11.55          0.01**           0.91**           (0.04)                --          12.43        7.96
  8/31/00                     11.38          0.03             0.28                --              (0.14)         11.55        2.90

                                          RATIO OF         RATIO OF          RATIOS OF NET
                               NET       EXPENSES TO      EXPENSES TO         INVESTMENT
                             ASSETS,     AVERAGE NET      AVERAGE NET      INCOME TO AVERAGE
                             END OF      ASSETS WITH    ASSETS WITHOUT        NET ASSETS       PORTFOLIO
                             PERIOD      WAIVERS AND      WAIVERS AND        WITH WAIVERS      TURNOVER
                              (000)    REIMBURSEMENTS   REIMBURSEMENTS    AND REIMBURSEMENTS     RATE
--------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+   $ 29,980        1.00%            1.35%               0.90%            34.74%
  8/31/04                     42,066        1.00             1.22                0.73             47.21
  8/31/03                     43,722        1.00             1.41                0.94             81.13
  8/31/02                     45,067        1.00             1.40                0.62             88.65
  8/31/01                     40,368        1.00             1.43                0.89            105.71
  8/31/00                     39,897        1.00             1.43                0.92            120.99

  INVESTOR CLASS
  9/1/04 through 2/28/05+   $ 12,295        1.25%            1.60%               0.59%            34.74%
  8/31/04                      8,112        1.25             1.47                0.43             47.21
  8/31/03                      5,116        1.25             1.66                0.66             81.13
  8/31/02                      7,893        1.25             1.61                0.37             88.65
  8/31/01                      3,746        1.22             1.53                0.67            105.71
  8/31/00                      1,414        1.22             1.53                0.70            120.99

--------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+   $ 49,534        1.00%            1.35%               0.00%            37.24%
  8/31/04                     42,240        1.00             1.26                0.07             67.40
  8/31/03                     57,052        1.00             1.40                0.55             77.87
  8/31/02                     50,073        1.00             1.33                0.01             99.23
  8/31/01                    116,605        1.00             1.30                0.29            234.52
  8/31/00                    152,696        1.00             1.24                0.53            206.65

  INVESTOR CLASS
  9/1/04 through 2/28/05+   $  3,346        1.25%            1.60%              (0.25)%           37.24%
  8/31/04                      2,819        1.25             1.51               (0.18)            67.40
  8/31/03                      3,159        1.25             1.65                0.21             77.87
  8/31/02                      6,232        1.25             1.57               (0.18)            99.23
  8/31/01                      1,787        1.22             1.40                0.07            234.52
  8/31/00                      1,929        1.22             1.34                0.31            206.65

------------
** Calculated based on average shares outstanding for the period.
+ Unaudited.
1 Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2 Amount is less than $.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46 & 47 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                               NET                                          DIVIDENDS TO    DISTRIBUTIONS TO      NET
                              ASSET                       NET REALIZED      SHAREHOLDERS      SHAREHOLDERS       ASSET
                             VALUE,           NET        AND UNREALIZED       FROM NET          FROM NET        VALUE,       TOTAL
                            BEGINNING     INVESTMENT     GAIN/(LOSS) ON      INVESTMENT         REALIZED        END OF    INVESTMENT
                            OF PERIOD    INCOME/(LOSS)     INVESTMENTS         INCOME             GAINS         PERIOD     RETURN 1
------------------------------------------------------------------------------------------------------------------------------------
ALL-CAP VALUE FUND
------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+    $13.29        $ 0.05**         $ 1.90**          $(0.05)            $(0.60)        $14.59      14.85%
  8/31/04                     10.82          0.06             2.48             (0.07)                --          13.29      23.50
  8/31/03                      9.45          0.06             1.34             (0.03)                --          10.82      14.84
  7/1/02* to 8/31/02          10.00            --            (0.55)               --                 --           9.45      (5.50)

  INVESTOR CLASS
  9/1/04 through 2/28/05+    $13.26        $ 0.03**         $ 1.91**          $(0.03)            $(0.60)        $14.57      14.81%
  8/31/04                     10.80          0.02             2.48             (0.04)                --          13.26      23.13
  8/31/03                      9.44          0.04             1.34             (0.02)                --          10.80      14.63
  7/1/02* to 8/31/02          10.00            --            (0.56)               --                 --           9.44      (5.60)

                                         RATIO OF         RATIO OF          RATIOS OF NET
                              NET       EXPENSES TO      EXPENSES TO         INVESTMENT
                            ASSETS,     AVERAGE NET      AVERAGE NET      INCOME TO AVERAGE
                            END OF      ASSETS WITH    ASSETS WITHOUT        NET ASSETS       PORTFOLIO
                            PERIOD      WAIVERS AND      WAIVERS AND        WITH WAIVERS      TURNOVER
                             (000)    REIMBURSEMENTS   REIMBURSEMENTS    AND REIMBURSEMENTS     RATE
--------------------------------------------------------------------------------------------------------
ALL-CAP VALUE FUND
------------------
  INSTITUTIONAL CLASS
  9/1/04 through 2/28/05+   $ 7,220        1.25%             4.35%                0.66%        15.26%
  8/31/04                     5,177        1.25              5.82                 0.51         27.40
  8/31/03                     2,890        1.25              9.49                 0.62         38.36
  7/1/02* to 8/31/02          1,810        1.25 2           14.54 2               0.16 2        6.61 2

  INVESTOR CLASS
  9/1/04 through 2/28/05+   $ 1,563        1.50%             4.58%                0.39%        15.26%
  8/31/04                       649        1.50              5.84                 0.14         27.40
  8/31/03                       106        1.50              9.88                 0.41         38.36
  7/1/02* to 8/31/02             84        1.50 2           15.34 2              (0.01) 2       6.61 2

------------
 *Commencement of operations.
**Calculated based on average shares outstanding for the period.
+ Unaudited.
1 Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2 Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


48 & 49 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirteen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II ("Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("Long/Short Equity Fund"), Robeco Boston Partners Large Cap Value Fund ("Large Cap Value Fund"), Robeco Boston Partners Mid Cap Value Fund ("Mid Cap Value Fund") and Robeco Boston Partners All-Cap Value Fund ("All-Cap Value Fund") (each a "Fund", collectively the "Funds"). The Funds each offer two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.323 billion are currently classified into one hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

     PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask price prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Company's Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("Repurchase Agreements"). The financial institutions with whom the Funds enter into Repurchase Agreements are banks and broker/dealers that Boston Partners Asset Management, LLC (the "Investment Adviser" or "Boston Partners") considers creditworthy. The seller under a Repurchase Agreement will be required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. Boston Partners marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. There were no Repurchase Agreements outstanding as of February 28, 2005.


50 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     SHORT SALES -- In the Long/Short Equity Fund and the All-Cap Value Fund, when the Investment Adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.


                                                    SEMI-ANNUAL REPORT 2005 | 51

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     OPTIONS -- The All-Cap Value Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The All-Cap Value Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The All-Cap Value Fund had transactions in options written during the six months ended February 28, 2005 as follows:

                                                         NUMBER OF     PREMIUMS
                                                         CONTRACTS     RECEIVED
                                                         ---------     --------
Options outstanding at August 31, 2004                      173         $31,266
Options written                                              98          21,227
Options terminated in closing purchase transactions          --              --
Options expired                                              --              --
Options exercised                                          (124)        (22,726)
                                                           ----         -------
Options outstanding at February 28, 2005                    147         $29,767
                                                           ====         =======

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     LINE OF CREDIT -- Each portfolio may borrow an amount up to its prospectus-defined limitations, from a committed line of credit available to the Funds in the Robeco Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate. The Robeco Boston Partners Fund Family paid an annual initiation fee of $5,000. Each Fund is allocated a portion of this fee based on its net assets relative to the net assets of the Robeco Boston Partners Fund Family. The Funds had no outstanding borrowings at February 28, 2005 or at any time during the six months ended February 28, 2005.


52 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners, a wholly owned subsidiary of Robeco Investment Management, USA, serves as the Funds' Investment Adviser. For its advisory services, Boston Partners is entitled to receive 1.25% of the Small Cap Value Fund II's average daily net assets, 2.25% of the Long/Short Equity Fund's average daily net assets, 0.75% of the Large Cap Value Fund's average daily net assets, 0.80% of the Mid Cap Value Fund's average daily net assets and 1.00% of the All-Cap Value Fund's average daily net assets, each accrued daily and payable monthly.

     The adviser has contractually agreed to limit the Small Cap Value Fund II's total operating expenses to the extent that such expenses exceed 1.55% and 1.80% of the Small Cap Value Fund II's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has contractually agreed to limit the Long/Short Equity Fund's total operating expenses to the extent that such expenses exceed 2.50% and 2.75%, excluding short sale dividend expense of the Long/Short Equity Fund's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has contractually agreed to limit the Large Cap Value Fund's and the Mid Cap Value Fund's total operating expenses to the extent that such expenses exceeded 1.00% and 1.25% of the Large Cap Value Fund's and the Mid Cap Value Fund's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has contractually agreed to limit the All-Cap Value Fund's total operating expenses to the extent that such expenses exceeded 1.25% and 1.50% of the All-Cap Value Fund's average daily net assets for the Institutional and Investor Classes, respectively. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. For the six months ended February 28, 2005, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                               GROSS                                    NET                EXPENSE
FUND                                       ADVISORY FEES          WAIVERS          ADVISORY FEES        REIMBURSEMENT
----                                       -------------         ---------         -------------        -------------
Small Cap Value Fund II                     $2,915,576           $(18,187)          $2,897,389              $    --
Long/Short Equity Fund                         872,176            (80,913)             791,263                   --
Large Cap Value Fund                           164,787            (74,528)              90,259                   --
Mid Cap Value Fund                             198,364            (86,273)             112,091                   --
All-Cap Value Fund                              35,517            (35,517)                  --               74,419

     The Funds will not pay the adviser at a later time for any amounts waived or any amounts assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing accounting and administration services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.1125% of the Funds' first $200 million of average net assets; and 0.095% of average net assets in excess of $200 million with a minimum of $70,000 annually.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This agreement commenced on June 1, 2003. This fee is charged to all funds in proportion to their net assets of the RBB funds. For the six months ended February 28, 2005 the Funds' portions of this fee were $34,560, $5,424, $3,386, $3,509 and $571 for the Small Cap Value Fund II, Long/Short Equity Fund, Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.


                                                    SEMI-ANNUAL REPORT 2005 | 53

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     In addition, PFPC serves as the Funds' transfer and disbursing agent. PFPC receives a fee at the annual rate of $10 per account in the Fund, with a minimum monthly fee of $3,000 per class payable monthly on a pro rata basis, exclusive of out-of-pocket expenses, and also receives a reimbursement of its out-of-pocket expenses.

     PFPC Distributors, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive a monthly fee of $5,208 which is allocated to the Funds in proportion to their net assets.

     PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodian services to the Funds. As compensation for such custodian services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.010% of the Funds' average daily gross assets or a minimum fee of $12,000 annually.

     At February 28, 2005, PFPC and its affiliates were due fees for their services of $74,442, $24,389, $17,242, $17,372 and $15,666 from the Small Cap
Value Fund II, Long/Short Equity Fund, Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund, respectively.


54 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                       INVESTMENT SECURITIES
                                                  ------------------------------
FUND                                               PURCHASES            SALES
----                                              -----------       ------------
Small Cap Value Fund II                           $99,758,303       $176,189,647
Long/Short Equity Fund                             49,665,932         42,620,398
Large Cap Value Fund                               14,646,020         21,861,325
Mid Cap Value Fund                                 18,190,106         17,929,086
All-Cap Value Fund                                  2,863,056          1,040,718

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2005, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:

                                                                               SMALL CAP VALUE FUND II
                                                             --------------------------------------------------------
                                                              FOR THE SIX MONTHS ENDED               FOR THE
                                                                  FEBRUARY 28, 2005                YEAR ENDED
                                                                     (UNAUDITED)                 AUGUST 31, 2004
                                                             -------------------------     --------------------------
                                                               SHARES         VALUE          SHARES         VALUE
                                                             ----------   ------------     ----------    ------------
INSTITUTIONAL CLASS
   Sales ..................................................     374,513   $  8,885,590      2,387,080    $ 53,304,432
   Repurchases ............................................    (748,310)   (17,911,667     (1,473,382)    (33,782,982)
   Redemption Fees* .......................................          --         31,109             --          84,971
   Reinvestments ..........................................     656,191     15,282,691         48,875       1,094,808
                                                             ----------   ------------     ----------    ------------
Net Increase / (Decrease) .................................     282,394   $  6,287,723        962,573    $ 20,701,229
                                                             ==========   ============     ==========    ============
INVESTOR CLASS
   Sales ..................................................     714,507   $ 16,689,833      3,838,683    $ 87,385,969
   Repurchases ............................................  (3,539,311)   (81,932,436)    (3,407,848)    (77,326,018)
   Redemption Fees* .......................................          --         73,161             --         212,236
   Reinvestments ..........................................   1,731,042     39,744,722        131,225       2,909,247
                                                             ----------   ------------     ----------    ------------
Net Increase / (Decrease) .................................  (1,093,762)  $(25,424,720)       562,060    $ 13,181,434
                                                             ==========   ============     ==========    ============

                                                    SEMI-ANNUAL REPORT 2005 | 55

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                               LONG/SHORT EQUITY FUND
                                                             --------------------------------------------------------
                                                              FOR THE SIX MONTHS ENDED               FOR THE
                                                                  FEBRUARY 28, 2005                YEAR ENDED
                                                                     (UNAUDITED)                 AUGUST 31, 2004
                                                             -------------------------     --------------------------
                                                               SHARES         VALUE          SHARES         VALUE
                                                             ----------   ------------     ----------    ------------
INSTITUTIONAL CLASS
   Sales ..................................................   1,536,733   $ 24,162,814      2,351,039    $ 33,801,598
   Repurchases ............................................    (859,745)   (13,296,328)    (2,393,312)    (34,290,765)
   Redemption Fees* .......................................          --         (6,553)            --          77,888
                                                             ----------   ------------     ----------    ------------
Net Increase / (Decrease) .................................     676,988   $ 10,858,243        (42,273)   $   (411,279)
                                                             ==========   ============     ==========    ============
INVESTOR CLASS
   Sales ..................................................     265,847   $  4,195,990        437,505    $  6,280,742
   Repurchases ............................................     (87,664)    (1,336,832)      (536,016)     (7,637,790)
   Redemption Fees* .......................................          --         (1,605)            --          19,060
                                                             ----------   ------------     ----------    ------------
Net Increase / (Decrease) .................................     178,183   $  2,857,553        (98,511)   $ (1,337,988)
                                                             ==========   ============     ==========    ============

                                                                                LARGE CAP VALUE FUND
                                                             --------------------------------------------------------
                                                              FOR THE SIX MONTHS ENDED               FOR THE
                                                                  FEBRUARY 28, 2005                YEAR ENDED
                                                                     (UNAUDITED)                 AUGUST 31, 2004
                                                             -------------------------     --------------------------
                                                               SHARES         VALUE          SHARES         VALUE
                                                             ----------   ------------     ----------    ------------
INSTITUTIONAL CLASS
   Sales ..................................................     152,570   $  2,092,243        339,870    $  4,050,338
   Repurchases ............................................  (1,388,205)   (18,801,186)    (1,087,011)    (13,535,453)
   Reinvestments ..........................................      21,384        297,874         34,867         415,263
                                                             ----------   ------------     ----------    ------------
Net Increase / (Decrease) .................................  (1,214,251)  $(16,411,069)      (712,274)   $ (9,069,852)
                                                             ==========   ============     ==========    ============
INVESTOR CLASS
   Sales ..................................................     284,130   $  3,999,573        354,277    $  4,391,409
   Repurchases ............................................     (68,685)      (951,011)      (191,544)     (2,406,983)
   Reinvestments ..........................................       4,033         57,102          3,317          40,164
                                                             ----------   ------------     ----------    ------------
Net Increase / (Decrease) .................................     219,478   $  3,105,664        166,050    $  2,024,590
                                                             ==========   ============     ==========    ============

56 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                 MID CAP VALUE FUND
                                                             --------------------------------------------------------
                                                              FOR THE SIX MONTHS ENDED               FOR THE
                                                                  FEBRUARY 28, 2005                YEAR ENDED
                                                                     (UNAUDITED)                 AUGUST 31, 2004
                                                             -------------------------     --------------------------
                                                               SHARES         VALUE          SHARES         VALUE
                                                             ----------   ------------     ----------    ------------
INSTITUTIONAL CLASS
   Sales ..................................................    140,709     $ 1,866,640        465,320    $  6,083,536
   Repurchases ............................................   (123,545)     (1,590,048)    (2,202,125)    (27,985,385)
   Reinvestments ..........................................    575,796       7,462,318         16,114         203,846
                                                              --------     -----------     ----------    ------------
Net Increase / (Decrease) .................................    592,960     $ 7,738,910     (1,720,691)   $(21,698,003)
                                                              ========     ===========     ==========    ============
INVESTOR CLASS
   Sales ..................................................     32,491     $   454,753        109,413    $  1,410,651
   Repurchases ............................................    (28,525)       (385,680)      (170,037)     (2,199,393)
   Reinvestments ..........................................     40,086         512,302            846          10,588
                                                              --------     -----------     ----------    ------------
Net Increase / (Decrease) .................................     44,052     $   581,375        (59,778)   $   (778,154)
                                                              ========     ===========     ==========    ============

                                                                                 ALL-CAP VALUE FUND
                                                             --------------------------------------------------------
                                                              FOR THE SIX MONTHS ENDED               FOR THE
                                                                  FEBRUARY 28, 2005                YEAR ENDED
                                                                     (UNAUDITED)                 AUGUST 31, 2004
                                                             -------------------------     --------------------------
                                                               SHARES         VALUE          SHARES         VALUE
                                                             ----------   ------------     ----------    ------------
INSTITUTIONAL CLASS
   Sales ..................................................     98,188      $1,389,526        121,535      $1,527,587
   Repurchases ............................................     (9,458)       (131,014)          (249)         (3,089)
   Reinvestments ..........................................     16,501         234,977          1,362          16,593
                                                               -------      ----------        -------      ----------
Net Increase / (Decrease) .................................    105,231      $1,493,489        122,648      $1,541,091
                                                               =======      ==========        =======      ==========
INVESTOR CLASS
   Sales ..................................................     67,513      $  951,129         47,851      $  625,002
   Repurchases ............................................    (12,893)       (184,045)        (8,691)       (113,767)
   Reinvestments ..........................................      3,715          52,873             31             385
                                                               -------      ----------        -------      ----------
Net Increase / (Decrease) .................................     58,335      $  819,957         39,191      $  511,620
                                                               =======      ==========        =======      ==========

----------
* There is a 1.00%  redemption  fee on shares  redeemed which have been held 365 days or less on the Small Cap Value
  Fund  II.  There is a 2.00%  redemption  fee on  shares  redeemed  which  have  been  held 365 days or less on the
  Long/Short Equity Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

                                                    SEMI-ANNUAL REPORT 2005 | 57

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

5.   FEDERAL INCOME TAX INFORMATION

     At February 28, 2005, Federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                                                                                     NET UNREALIZED
                                            FEDERAL TAX        UNREALIZED          UNREALIZED         APPRECIATION/
FUND                                           COST           APPRECIATION        DEPRECIATION        DEPRECIATION
----                                       ------------       ------------       -------------       --------------
Small Cap Value Fund II                    $369,346,489        $93,804,553       $(13,527,218)         $80,277,335
Long/Short Equity Fund                       44,590,217         17,940,043         (7,340,988)          10,599,055
Large Cap Value Fund                         34,309,826          6,779,950           (510,481)           6,269,469
Mid Cap Value Fund                           43,215,998         10,115,613           (533,439)           9,582,174
All-Cap Value Fund                            7,138,861          1,696,324            (88,609)           1,607,715

     As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                           UNDISTRIBUTED       UNDISTRIBUTED
                                             ORDINARY            LONG-TERM
FUND                                          INCOME               GAINS
------                                     -------------       -------------
Small Cap Value Fund II                     $12,812,167         $32,672,464
Long/Short Equity Fund                               --                  --
Large Cap Value Fund                            355,713                  --
Mid Cap Value Fund                            2,724,236           4,339,904
All-Cap Value Fund                               14,022             260,428

     At August 31, 2004, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                             EXPIRING AUGUST 31,
FUND                                            2010               2011                2012
------                                     -------------       -------------       -------------
Long/Short Equity Fund                               --          $1,343,012          $6,436,997
Large Cap Value Fund                                 --           3,129,974                  --

     During the year ended August 31, 2004, the Large Cap Value Fund, Mid Cap Value Fund and All-Cap Value Fund utilized $841,587, $1,961,884 and $26,692, respectively, of prior capital loss carryforwards.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2004, there were no post-October capital losses or post-October currency losses incurred by the Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.




58 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                                                        TAX
                                             ORDINARY            LONG-TERM           RETURN OF
FUND                                          INCOME               GAINS              CAPITAL              TOTAL
----                                       ------------        ------------         ------------         ------------
Small Cap Value Fund II
                              2004          $1,705,172          $2,461,756           $       --           $4,166,928
                              2003                  --              71,052                   --               71,052
Long/Short Equity Fund
                              2004          $       --          $       --           $       --           $       --
                              2003           3,586,634                  --            1,315,424            4,902,058
Large Cap Value Fund
                              2004          $  456,090          $       --           $       --           $  456,090
                              2003             289,984             436,295                   --              726,279
Mid Cap Value Fund
                              2004          $  293,409          $       --           $       --           $  293,409
                              2003               1,576                  --                   --                1,576
All-Cap Value Fund
                              2004          $   20,688          $       --           $       --           $   20,688
                              2003               7,171                  --                   --                7,171





                                                    SEMI-ANNUAL REPORT 2005 | 59

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 261-4073 and on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Company files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.








60 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND MANAGEMENT (Unaudited)
--------------------------------------------------------------------------------

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 261-4073.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                              POSITION(S)      TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      PORTFOLIOS IN          OTHER
     NAME, ADDRESS,              HELD          AND LENGTH OF               DURING PAST             FUND COMPLEX      DIRECTORSHIPS
   AND DATE OF BIRTH           WITH FUND       TIME SERVED 1                5 YEARS                OVERSEEN BY     HELD BY DIRECTOR
                                                                                                     DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky             Director      1988 to present      Since 1969, Director and              13             Director,
 Comcast Corporation                                              Vice Chairman, Comcast                                Comcast
 1500 Market Street,                                              Corporation (cable                                  Corporation
 35th Floor                                                       television and
 Philadelphia, PA 19102                                           communications); Director,
 DOB: 7/16/33                                                     NDS Group PLC (provider of
                                                                  systems and applications
                                                                  for digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay              Director      1988 to present      Since 2000, Vice President,           13               None
 Fox Chase Cancer Center                                          Fox Chase Cancer Center
 333 Cottman Avenue                                               (biomedical research and
 Philadelphia, PA 19111                                           medical care); prior to
 DOB: 12/06/35                                                    2000, Executive Vice
                                                                  President, Fox Chase Cancer
                                                                  Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman            Director      1991 to present      Since December 2000,                  13               None
 106 Pierrepont Street                                            Director, Gabelli Partners,
 Brooklyn, NY  11201                                              L.P. (an investment
 DOB: 5/21/48                                                     partnership); Chief
                                                                  Operating Officer and
                                                                  member of the Board of
                                                                  Directors of Outercurve
                                                                  Technologies (wireless
                                                                  enabling services) until
                                                                  April 2001; Chief Operating
                                                                  Officer and member of the
                                                                  Executive Operating
                                                                  Committee of Warburg Pincus
                                                                  Asset Management, Inc.;
                                                                  Executive Officer and
                                                                  Director of Credit Suisse
                                                                  Asset Management Securities,
                                                                  Inc. (formerly Counsellors
                                                                  Securities, Inc.) and
                                                                  Director/Trustee of various
                                                                  investment companies
                                                                  advised by Warburg Pincus
                                                                  Asset Management, Inc.
                                                                  until September 15, 1999;
                                                                  Prior to 1997, Managing
                                                                  Director of Warburg Pincus
                                                                  Asset Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg           Director      1991 to present      Since 1974, Chairman,                 13             Director,
 Moyco Technologies, Inc.                                         Director and President,                               Moyco
 200 Commerce Drive                                               Moyco Technologies, Inc.                           Technologies,
 Montgomeryville, PA 18936                                        (manufacturer of precision                             Inc.
 DOB: 3/24/34                                                     coated and industrial
                                                                  abrasives). Since 1999,
                                                                  Director, Pennsylvania
                                                                  Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                                                    SEMI-ANNUAL REPORT 2005 | 61

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND MANAGEMENT (Unaudited) (continued)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                              POSITION(S)      TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      PORTFOLIOS IN          OTHER
     NAME, ADDRESS,              HELD          AND LENGTH OF               DURING PAST             FUND COMPLEX      DIRECTORSHIPS
   AND DATE OF BIRTH           WITH FUND       TIME SERVED 1                5 YEARS                OVERSEEN BY     HELD BY DIRECTOR
                                                                                                     DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky              Director      1991 to present      Since July 2002, Senior               13               None
 Oppenheimer & Company, Inc.                                      Vice President and prior
 200 Park Avenue                                                  thereto, Executive Vice
 New York, NY 10166                                               President of Oppenheimer &
 DOB: 4/16/38                                                     Co., Inc., formerly
                                                                  Fahnestock & Co., Inc. (a
                                                                  registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall            Director      2002 to present      Director of PFPC Inc. from            13               None
 400 Bellevue Parkway                                             January 1987 to April 2002,
 Wilmington, DE 19809                                             Chairman and Chief Executive
 DOB: 9/25/38                                                     Officer of PFPC Inc. until
                                                                  April 2002, Executive Vice
                                                                  President of PNC Bank,
                                                                  National Association from
                                                                  October 1981 to April 2002,
                                                                  Director of PFPC
                                                                  International Ltd.
                                                                  (financial services) from
                                                                  August 1993 to April 2002,
                                                                  Director of PFPC
                                                                  International (Cayman) Ltd.
                                                                  (financial services) from
                                                                  September 1996 to April
                                                                  2002; Governor of the
                                                                  Investment Company
                                                                  Institute (investment
                                                                  company industry trade
                                                                  organization) from July
                                                                  1996 to January 2002;
                                                                  Director of PNC Asset
                                                                  Management, Inc.
                                                                  (investment advisory) from
                                                                  September 1994 to March
                                                                  1998; Director of PNC
                                                                  National Bank from October
                                                                  1995 to November 1997;
                                                                  Director of Haydon Bolts,
                                                                  Inc. (bolt manufacturer)
                                                                  and Parkway Real Estate
                                                                  Company (subsidiary of
                                                                  Haydon Bolts, Inc.) since
                                                                  1984.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.


62 | SEMI-ANNUAL REPORT 2005

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND MANAGEMENT (Unaudited) (concluded)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                              POSITION(S)      TERM OF OFFICE        PRINCIPAL OCCUPATION(S)      PORTFOLIOS IN          OTHER
     NAME, ADDRESS,              HELD          AND LENGTH OF               DURING PAST             FUND COMPLEX      DIRECTORSHIPS
   AND DATE OF BIRTH           WITH FUND       TIME SERVED 1                5 YEARS                OVERSEEN BY     HELD BY DIRECTOR
                                                                                                     DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach               President      1991 to present     Certified Public Accountant;         N/A               N/A
 400 Bellevue Parkway             and               and           Vice Chairman of the Board,
 4th Floor                     Treasurer      1988 to present     Fox Chase Cancer Center;
 Wilmington, DE 19809                                             Trustee Emeritus,
 DOB: 6/29/24                                                     Pennsylvania School for the
                                                                  for the Deaf; Trustee
                                                                  Emeritus, Immaculata
                                                                  University; President or
                                                                  Vice President and
                                                                  Treasurer of various
                                                                  investment companies
                                                                  advised by subsidiaries of
                                                                  PNC Bank Corp. from 1981 to
                                                                  1997; Managing General
                                                                  Partner, President since
                                                                  2002, Treasurer since 1981
                                                                  and Chief Compliance
                                                                  Officer since September
                                                                  2004 of Chestnut Street
                                                                  Exchange Fund; and Director
                                                                  of the Bradford Funds, Inc.
                                                                  from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne                 Secretary      Since 2005          Since 2003, Vice President           N/A               N/A
 301 Bellevue Parkway                                             and Associate Counsel, PFPC
 2nd Floor                                                        Inc. (financial services
 Wilmington, DE 19809                                             company); Associate,
 DOB: 5/19/74                                                     Stradley, Ronon, Stevens &
                                                                  Young, LLC (law firm) from
                                                                  2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire, CPA    Chief        Since 2004          Senior Legal Counsel, PFPC           N/A               N/A
 Vigilant Compliance           Compliance                         Inc. from 2002 to 2004;
 186 Dundee Drive, Suite 700    Officer                           Chief Legal Counsel,
 Williamstown, NJ 08094                                           Corviant Corporation
 DOB: 12/25/62                                                    (Investment Adviser,
                                                                  Broker/Dealer and Service
                                                                  Provider to Investment
                                                                  Advisers and Separate
                                                                  Accountant Providers) from
                                                                  2001 to 2002; Partner,
                                                                  Pepper Hamilton LLP (law
                                                                  firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.


                                                    SEMI-ANNUAL REPORT 2005 | 63

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

(LOGO)
% ROBECO
[GRAPHIC OMITTED]





                               INVESTMENT ADVISER
                           ---------------------------
                      Boston Partners Asset Management, LLC
                                 28 State Street
                                Boston, MA 02109

                                  ADMINISTRATOR
                              ---------------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                 TRANSFER AGENT
                              ---------------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                   DISTRIBUTOR
                              ---------------------
                             PFPC Distributors, Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406

                                    CUSTODIAN
                              ---------------------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM
                        ---------------------------------
                           PricewaterhouseCoopers LLP
                         Two Commerce Square, Suite 1700
                               2001 Market Street
                           Philadelphia, PA 19103-7042

                                     COUNSEL
                          ----------------------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996


UNION BUG HERE

                  ============================================

                                       THE
                                    SCHNEIDER
                                      FUNDS

                  ============================================

                              OF THE RBB FUND, INC.


                         SCHNEIDER SMALL CAP VALUE FUND
                              SCHNEIDER VALUE FUND

                             ======================
                                   SEMI-ANNUAL
                                     REPORT
                                FEBRUARY 28, 2005
                             ======================

(LOGO)
-----------------------
SCHNEIDER CAPITAL MANAGEMENT
[GRAPHIC OMITTED]

                               THE SCHNEIDER FUNDS
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                          FEBRUARY 28, 2005 (UNAUDITED)


Dear Fellow Shareholder:

     We are pleased to provide you with the semi-annual report for the Schneider Funds for the six months ended February 28, 2005.


INVESTMENT CLIMATE

     U.S. stock returns were positive during the period, although the markets showed signs of weakness in early 2005. Stock prices were supported by moderate economic growth, double-digit gains in corporate profits, and favorable employment figures as the U.S. economy entered its fourth year of expansion. The Russell 3000 Index, which represents the broad U.S. market, climbed 11.3% during the period. The Russell 2000 Index of small cap stocks rose 16.4%. Value stocks continued their extraordinary performance streak vs. growth. The Russell 3000 Value Index has outperformed the Russell 3000 Growth Index by an astounding 18.4% per year since July 2000.

     Value stocks have had an exceptional performance run during the past five years. As a result, it has proven more challenging to uncover companies that possess healthy upside earnings potential and are deeply mispriced. We think it makes sense, therefore, for shareholders to maintain modest expectations regarding the future performance of the Funds.


SCHNEIDER SMALL CAP VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Small Cap Value Fund produced favorable results during the six months ended February 28, 2005, returning 19.5% versus 15.4% for the benchmark Russell 2000 Value Index. Since inception on September 2, 1998, the Fund has performed admirably in delivering a 30.4% annualized total return versus 14.6 % for the index.

     The holdings were well positioned in cyclical companies that delivered a notable improvement in their business fundamentals and offered the prospect of future earnings growth. Low exposure to the lagging financial services sector also made a favorable contribution to performance.

     Individual companies in diverse industries contributed to the strong returns. The firms that made a major impact delivered tangible profit growth that surprised skeptical investors. Most of our strongest performers were also companies that were not household names in their sector or industry.

     The Fund continues to exhibit the above-trend exposure to cyclicals (for example, commercial aerospace, engineering & construction, paper, and information technology) that has been in place for some time. The later cycle industrials are still where we find the best mix of value and earnings growth potential. We have worked earnestly to try to keep the portfolio freshly stocked with undervalued companies where we anticipate a healthy improvement in profits.

----------
THE FUND INVESTS IN STOCKS OF SMALL CAPITALIZATION COMPANIES WHICH ARE MORE VOLATILE THAN AND NOT AS READILY MARKETABLE AS, THOSE OF LARGER MORE ESTABLISHED COMPANIES. SMALL COMPANIES MAY ALSO HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY BE DEPENDENT ON LESS EXPERIENCED MANAGEMENT. ADDITIONALLY, THE TRADING VOLUME OF SMALL COMPANY SECURITIES MAY MAKE THEM MORE DIFFICULT TO SELL THAN THOSE OF LARGER COMPANIES.

                               THE SCHNEIDER FUNDS
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)


SCHNEIDER VALUE FUND -- INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Value Fund delivered modestly favorable results over the six months ended February 28, 2005, returning 14.4% versus 13.8% for the benchmark Russell 1000 Value Index. Since the inception date of September 30, 2002, the Fund has performed well in delivering a 38.0% annualized total return versus 23.3% for the benchmark.

     A variety of individual companies in economically-sensitive industries contributed to the strong returns. The companies that made a major impact delivered tangible profit growth that surprised skeptical investors. It was also advantageous during the period to have a low exposure to financial stocks.

     The Fund's low weighting in the high-flying energy sector held back performance during the period. As a deep value investor, we are not attracted to companies that are generating above-trend earnings by selling commodities that are trading far in excess of their economic clearing price. We believe that the current spike in oil prices is temporary and will most likely trend down over time as the market responds to supply and demand conditions.

     The Fund continues to exhibit the above-trend exposure to cyclicals (for example, commercial aerospace, transportation, paper, and information technology) that has been in place for some time. The later cycle industrials are still where we find the best mix of value and earnings growth potential.

     Regardless of the investment climate, we are continually on the prowl for stocks that we believe are the most deeply undervalued relative to their achievable earnings potential.

     We appreciate your continuing support of the Funds.


     /s/ ARNOLD C. SCHNEIDER III
     ---------------------------
     Arnold C. Schneider III, CFA
     Chief Investment Officer & Portfolio Manager
     Schneider Capital Management


----------
VALUE INVESTING INVOLVES THE RISK THAT THE FUND'S INVESTMENT IN COMPANIES WHOSE SECURITIES ARE BELIEVED TO BE UNDERVALUED, RELATIVE TO THEIR UNDERLYING PROFITABILITY, WILL NOT APPRECIATE IN VALUE AS ANTICIPATED.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)


             Comparison of Change in Value of $10,000 Investment in Schneider Small Cap Value Fund vs. Russell 2000 Value Index


              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

         Schneider Small Cap Value Fund     Russell 2000 Value Index
9/2/98            $10,000                          $10,000
9/30/98           $10,000                          $10,362
10/31/98          $11,930                          $10,670
11/30/98          $12,410                          $10,959
12/31/98          $12,471                          $11,303
1/31/99           $13,786                          $11,046
2/28/99           $12,531                          $10,292
3/31/99           $13,007                          $10,207
4/30/99           $15,222                          $11,139
5/31/99           $16,233                          $11,481
6/30/99           $18,044                          $11,897
7/31/99           $18,731                          $11,615
8/31/99           $18,246                          $11,190
9/30/99           $17,518                          $10,966
10/31/99          $16,759                          $10,747
11/30/99          $17,457                          $10,803
12/31/99          $18,341                          $11,134
1/31/00           $17,833                          $10,843
2/29/00           $18,069                          $11,506
3/31/00           $19,392                          $11,560
4/30/00           $19,392                          $11,628
5/31/00           $19,770                          $11,451
6/30/00           $19,841                          $11,786
7/31/00           $19,734                          $12,178
8/31/00           $20,750                          $12,723
9/30/00           $20,845                          $12,651
10/31/00          $20,490                          $12,606
11/30/00          $19,416                          $12,349
12/31/00          $21,495                          $13,676
1/31/01           $24,178                          $14,053
2/28/01           $23,127                          $14,034
3/31/01           $22,034                          $13,809
4/30/01           $23,326                          $14,448
5/31/01           $24,547                          $14,820
6/30/01           $25,101                          $15,416
7/31/01           $24,873                          $15,070
8/31/01           $24,888                          $15,018
9/30/01           $20,856                          $13,360
10/31/01          $21,864                          $13,709
11/30/01          $23,951                          $14,694
12/31/01          $25,657                          $15,594
1/31/02           $25,477                          $15,801
2/28/02           $25,447                          $15,897
3/31/02           $28,415                          $17,088
4/30/02           $29,389                          $17,689
5/31/02           $29,089                          $17,104
6/30/02           $27,785                          $16,725
7/31/02           $22,825                          $14,240
8/31/02           $22,210                          $14,177
9/30/02           $19,767                          $13,164
10/31/02          $19,887                          $13,362
11/30/02          $23,484                          $14,429
12/31/02          $21,848                          $13,812
1/31/03           $20,912                          $13,423
2/28/03           $20,293                          $12,972
3/31/03           $20,127                          $13,111
4/30/03           $23,011                          $14,356
5/31/03           $26,665                          $15,822
6/30/03           $27,314                          $16,090
7/31/03           $30,469                          $16,892
8/31/03           $34,003                          $17,534
9/30/03           $33,202                          $17,333
10/31/03          $38,366                          $18,746
11/30/03          $42,292                          $19,466
12/31/03          $45,017                          $20,170
1/31/04           $46,405                          $20,867
2/29/04           $47,518                          $21,271
3/31/04           $47,743                          $21,565
4/30/04           $46,114                          $20,450
5/31/04           $46,388                          $20,697
6/30/04           $48,985                          $21,748
7/31/04           $47,340                          $20,748
8/31/04           $46,921                          $20,952
9/30/04           $48,469                          $21,781
10/31/04          $48,582                          $22,119
11/30/04          $54,082                          $24,081
12/31/04          $57,277                          $24,657
1/31/05           $54,010                          $23,702
2/28/05           $56,089                          $24,174

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 2, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

--------------------------------------------------------------------------------
              Total Returns For the Period Ended February 28, 2005

                                                       AVERAGE ANNUAL
                                            ------------------------------------
                                     SIX                              SINCE
                                   MONTHS   ONE YEAR   FIVE YEARS   INCEPTION(1)
                                   ------   --------   ----------   ------------
  SCHNEIDER SMALL CAP VALUE        19.54%    18.04%      25.43%        30.43%
  RUSSELL 2000 VALUE INDEX         15.38%    13.64%      16.01%        14.56%
--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SCHNEIDER CAPITAL MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

     The Fund's annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 (inception) to $22.66 per share on February 28, 2005, adjusted for dividends and distributions totaling $20.38 per share paid from net investment income and realized gains.

----------
(1) Annualized return for the period September 2, 1998 (inception) through February 28, 2005.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND

               SEMI-ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                          FEBRUARY 28, 2005 (UNAUDITED)


             Comparison of Change in Value of $10,000 Investment in
                Schneider Value Fund vs. Russell 1000 Value Index


              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                Schneider Value     Russell 1000 Value Index
9/30/02            $10,000                 $10,000
10/31/02           $10,660                 $10,741
11/30/02           $11,950                 $11,418
12/31/02           $11,237                 $10,922
1/31/03            $10,636                 $10,657
2/28/03            $10,566                 $10,373
3/31/03            $10,796                 $10,390
4/30/03            $11,638                 $11,305
5/31/03            $13,042                 $12,035
6/30/03            $13,252                 $12,185
7/31/03            $13,984                 $12,367
8/31/03            $14,846                 $12,559
9/30/03            $14,495                 $12,437
10/31/03           $15,628                 $13,198
11/30/03           $16,430                 $13,377
12/31/03           $17,738                 $14,201
1/31/04            $18,396                 $14,451
2/29/04            $18,929                 $14,761
3/31/04            $18,950                 $14,632
4/30/04            $18,438                 $14,274
5/31/04            $19,044                 $14,420
6/30/04            $19,775                 $14,760
7/31/04            $19,023                 $14,553
8/31/04            $19,034                 $14,760
9/30/04            $19,431                 $14,988
10/31/04           $19,713                 $15,237
11/30/04           $21,290                 $16,008
12/31/04           $22,123                 $16,544
1/31/05            $21,305                 $16,250
2/28/05            $21,769                 $16,188

The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 30, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

--------------------------------------------------------------------------------
              Total Returns For the Period Ended February 28, 2005

                                                            AVERAGE ANNUAL
                                                      --------------------------
                                         SIX                           SINCE
                                       MONTHS         ONE YEAR      INCEPTION(1)
                                       -------        --------      ------------
  SCHNEIDER VALUE                       14.37%         15.00%          38.03%
  RUSSELL 1000 VALUE INDEX              13.75%         13.74%          23.33%
--------------------------------------------------------------------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SCHNEIDER CAPITAL MANAGEMENT WAIVED A PORTION OF ITS ADVISORY FEE AND AGREED TO REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277.

     The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 (inception) to $19.69 per share on February 28, 2005, adjusted for dividends and distributions totaling $1.86 per share paid from net investment income and realized gains.

----------
(1) Annualized return for the period September 30, 2002 (inception) through February 28, 2005.

                          SCHNEIDER CAPITAL MANAGEMENT

                              FUND EXPENSE EXAMPLES


As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from September 1, 2004 through February 28, 2005.


ACTUAL EXPENSES


The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          SCHNEIDER CAPITAL MANAGEMENT

                        FUND EXPENSE EXAMPLES (CONCLUDED)

                                                                      SCHNEIDER SMALL CAP VALUE FUND
                                               ----------------------------------------------------------------------------
                                               BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                                  SEPTEMBER 1, 2004            FEBRUARY 28, 2005             DURING PERIOD*
                                               -----------------------       --------------------            --------------
  Actual                                              $1,000.00                     $1,195.40                     $5.97
  Hypothetical (5% return before expenses)             1,000.00                      1,019.29                      5.51

                                                                           SCHNEIDER VALUE FUND
                                               ----------------------------------------------------------------------------
                                               BEGINNING ACCOUNT VALUE       ENDING ACCOUNT VALUE             EXPENSES PAID
                                                  SEPTEMBER 1, 2004            FEBRUARY 28, 2005             DURING PERIOD*
                                               -----------------------       --------------------            --------------
  Actual                                              $1,000.00                     $1,143.70                     $4.51
  Hypothetical (5% return before expenses)             1,000.00                      1,020.54                      4.26

* Expenses  are equal to an  annualized  expense  ratio of 1.10% for the  Schneider  Small Cap Value Fund and 0.85% for the
  Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.  The Fund's ending  account  values on the first line in each table are based on the actual total return for each class of 19.54% for the Schneider Small Cap Value Fund and 14.37% for the Schneider Value Fund.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                         % OF NET
                                                           ASSETS       VALUE
                                                          -------    -----------
Domestic Common Stocks:
   Real Estate Investment Trust .......................     8.0%     $ 4,215,692
   Real Estate ........................................     6.8%       3,567,650
   Semiconductor Equipment ............................     6.1%       3,201,125
   Aerospace & Defense ................................     5.4%       2,820,878
   Manufacturing ......................................     4.6%       2,404,901
   Energy & Utilities .................................     3.8%       2,016,022
   Electrical Equipment ...............................     3.7%       1,954,508
   Semiconductors & Related ...........................     3.4%       1,810,124
   Construction .......................................     2.8%       1,456,022
   Insurance ..........................................     2.8%       1,475,380
   Paper & Forestry Products ..........................     2.8%       1,491,978
   Automobile Parts & Equipment .......................     2.4%       1,285,662
   Homebuilding .......................................     2.4%       1,280,036
   Metals & Mining ....................................     2.2%       1,132,030
   Aircraft Parts & Auxiliary
     Equipment, Nec ...................................     2.1%       1,111,841
   Retail - Specialty Stores ..........................     2.1%       1,097,735
   Machinery ..........................................     1.9%         977,622
   Diversified ........................................     1.8%         950,536
   Computer Components ................................     1.6%         856,954
   Restaurants ........................................     1.6%         850,238
   Agricultural Chemicals .............................     1.4%         710,660
   Agriculture ........................................     1.4%         759,385
   Office Furnishings .................................     1.3%         690,515
   Electrical Work ....................................     1.2%         629,580
   General Industrial Machinery &
     Equipment ........................................     1.2%         629,532
   Chemicals ..........................................     1.1%         597,891
   Paper ..............................................     1.1%         603,174
   Retail .............................................     1.1%         592,593
   Services - Engineering Services ....................     1.0%         516,250
   Utilities ..........................................     1.0%         525,768
   Hotels & Restaurants ...............................     0.8%         398,738
   Oil Refining .......................................     0.8%         411,600
   Retail Merchandising ...............................     0.8%         411,886
   Fertilizers ........................................     0.7%         388,600
   Leisure & Entertainment ............................     0.7%         353,903
   Manufactured Housing ...............................     0.7%         345,219
   Oil & Gas Field Services ...........................     0.7%         393,988
   Electronics ........................................     0.5%         268,029
   Footwear ...........................................     0.5%         249,048
   Computer Software ..................................     0.4%         184,338


                                                         % OF NET
                                                           ASSETS       VALUE
                                                          -------    -----------
   Electric Products ..................................     0.4%     $   194,238
   Entertainment ......................................     0.4%         190,460
   Banks ..............................................     0.3%         159,961
   Racetracks .........................................     0.3%         160,552
   Transportation .....................................     0.3%         178,195
   Chemicals & Plastic ................................     0.2%          83,979
   Household Appliances ...............................     0.2%          84,963
   Computer Networking Products .......................     0.1%          34,905
   Telecommunications &
     Equipment ........................................     0.1%          32,400
   Biotech ............................................     0.0%          16,992
   Food Distribution Wholesalers ......................     0.0%          13,570
   Healthcare Facilities ..............................     0.0%          16,770
Temporary Investments .................................     6.6%       3,496,949
Exchange Traded Funds .................................     2.4%       1,264,646
Corporate Bonds .......................................     1.3%         700,625
Canadian Common Stocks ................................     0.6%         318,469
Other Assets In Excess
   Of Liabilities .....................................     0.1%          28,478
                                                          ------     -----------
NET ASSETS -- 100.0% ..................................   100.0%     $52,593,783
                                                          ======     ===========


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                         % OF NET
                                                           ASSETS      VALUE
                                                          -------   -----------
Domestic Common Stocks:
   Aerospace & Defense .............................        6.6%    $ 3,977,729
   Broadcasting & Cable Television .................        5.3%      3,219,908
   Industrial Goods & Materials ....................        4.7%      2,810,646
   Electronic Components &
     Accessories ...................................        4.1%      2,442,965
   Energy & Utilities ..............................        3.9%      2,319,465
   Food ............................................        3.7%      2,202,331
   Transportation ..................................        3.6%      2,194,398
   Hotels & Restaurants ............................        3.5%      2,094,984
   Retail - Department Stores ......................        3.4%      2,051,650
   Insurance .......................................        3.3%      1,981,708
   Agricultural Chemicals ..........................        3.0%      1,836,936
   Manufacturing ...................................        3.0%      1,826,120
   Paper & Forestry Products .......................        2.9%      1,753,006
   Leisure & Entertainment .........................        2.8%      1,698,015
   Real Estate .....................................        2.8%      1,716,929
   Banks ...........................................        2.7%      1,605,459
   Computers, Software & Servicing .................        2.7%      1,615,252
   Automobiles .....................................        2.4%      1,426,406
   Oil Refining ....................................        2.4%      1,435,112
   Financial Services ..............................        1.9%      1,119,724
   Metals & Mining .................................        1.9%      1,151,765
   Life & Health Insurance .........................        1.7%        996,160
   Power, Distribution & Specialty
     Transformers ..................................        1.7%      1,042,452
   Telecommunications &
     Equipment .....................................        1.7%      1,039,063
   Wholesale - Drug Distribution ...................        1.5%        899,998
   Chemicals - Diversified .........................        1.2%        735,889
   Home Furnishings & Housewares ...................        1.2%        702,692
   Real Estate Investment Trust ....................        1.2%        749,721
   Food & Beverage .................................        1.1%        676,744
   Medical & Medical Services ......................        1.1%        679,147
   Automobile Parts & Equipment ....................        1.0%        632,753
   Electronics .....................................        1.0%        583,200
   Semi-conductors & Related .......................        0.7%        424,436
   Chemicals - Specialty ...........................        0.6%        340,551
   Drugs & Medical Products ........................        0.6%        369,192
   Hospitals .......................................        0.6%        384,296
   Agriculture .....................................        0.4%        228,347
   Airlines ........................................        0.4%        238,220


                                                         % OF NET
                                                           ASSETS      VALUE
                                                          -------   -----------
   Dairy Products ..................................        0.4%    $   233,212
   Gambling - Non Hotel ............................        0.3%        156,445
   Retail - Consumer Electronics
     Stores ........................................        0.3%        202,487
   Retail - Shoe Stores ............................        0.3%        151,515
   Engineering & Construction ......................        0.2%        130,326
   Temporary Investments ...........................        7.4%      4,455,249
   Exchange Traded Funds ...........................        2.7%      1,627,664
   Canadian Common Stocks ..........................        0.9%        540,855
   Corporate Bonds .................................        0.2%        141,105
   Liabilities In Excess Of Other
     Assets ........................................       (1.0)%      (627,245)
                                                          ------    -----------
NET ASSETS -- 100.0% ...............................      100.0%    $60,214,982
                                                          ======    ===========


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)


                                                          SHARES       VALUE
                                                         --------   -----------
DOMESTIC COMMON STOCKS -- 89.0%
AEROSPACE & DEFENSE -- 5.4%
AAR Corp.* .........................................       54,800   $   611,020
BE Aerospace, Inc.* ................................      138,175     1,662,245
CAE, Inc. ..........................................       95,100       437,460
GenCorp, Inc.* .....................................        5,900       110,153
                                                                    -----------
                                                                      2,820,878
                                                                    -----------
AGRICULTURAL CHEMICALS -- 1.4%
Mosaic Co. (The)* ..................................       43,175       710,660
                                                                    -----------
AGRICULTURE -- 1.4%
Corn Products International, Inc. ..................       27,150       759,385
                                                                    -----------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC -- 2.1%
HEICO Corp. ........................................       13,912       244,851
Triumph Group, Inc.* ...............................       23,325       866,990
                                                                    -----------
                                                                      1,111,841
                                                                    -----------
AUTOMOBILE PARTS & EQUIPMENT -- 2.4%
Exide Technologies* ................................       42,525       627,243
Visteon Corp. ......................................       98,125       658,419
                                                                    -----------
                                                                      1,285,662
                                                                    -----------
BANKS -- 0.3%
Integra Bank Corp. .................................        7,225       159,961
                                                                    -----------
BIOTECH -- 0.0%
Telik, Inc.* .......................................          900        16,992
                                                                    -----------
CHEMICALS -- 1.1%
PolyOne Corp.* .....................................       16,350       148,785
Westlake Chemical Corp.* ...........................       12,950       449,106
                                                                    -----------
                                                                        597,891
                                                                    -----------
CHEMICALS & PLASTIC -- 0.2%
A. Schulman, Inc. ..................................        4,650        83,979
                                                                    -----------
COMPUTER COMPONENTS -- 1.6%
Lexar Media, Inc.* .................................      166,750       677,005
Silicon Storage Technology, Inc.* ..................       38,950       179,949
                                                                    -----------
                                                                        856,954
                                                                    -----------


                                                          SHARES       VALUE
                                                         --------   -----------
COMPUTER NETWORKING PRODUCTS -- 0.1%
3Com Corp.* ........................................        9,750   $    34,905
                                                                    -----------
COMPUTER SOFTWARE -- 0.4%
MSC.Software Corp.* ................................       15,400       184,338
                                                                    -----------
CONSTRUCTION -- 2.8%
Drew Industries, Inc.* .............................        8,750       327,863
Infrasource Services, Inc.* ........................        5,100        62,679
Shaw Group, Inc. (The)* ............................       51,225     1,065,480
                                                                    -----------
                                                                      1,456,022
                                                                    -----------
DIVERSIFIED -- 1.8%
Acuity Brands, Inc. ................................       16,825       465,211
Viad Corp. .........................................       17,975       485,325
                                                                    -----------
                                                                        950,536
                                                                    -----------
ELECTRIC PRODUCTS -- 0.4%
Encore Wire Corp.* .................................       16,200       194,238
                                                                    -----------
ELECTRICAL EQUIPMENT -- 3.7%
EMCOR Group, Inc.* .................................       20,400       983,892
General Cable Corp.* ...............................       54,575       649,988
GrafTech International, Ltd.* ......................       34,700       320,628
                                                                    -----------
                                                                      1,954,508
                                                                    -----------
ELECTRICAL WORK -- 1.2%
Integrated Electrical Services, Inc.* ..............      187,375       629,580
                                                                    -----------
ELECTRONICS -- 0.5%
Curtiss-Wright Corp. ...............................        4,825       268,029
                                                                    -----------
ENERGY & UTILITIES -- 3.8%
Allegheny Energy, Inc.* ............................       11,475       217,222
Reliant Resources, Inc.* ...........................      150,025     1,798,800
                                                                    -----------
                                                                      2,016,022
                                                                    -----------
ENTERTAINMENT -- 0.4%
Gaylord Entertainment Co.* .........................        4,450       190,460
                                                                    -----------
FERTILIZERS -- 0.7%
LESCO, Inc. ........................................       26,800       388,600
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)


                                                          SHARES       VALUE
                                                         --------   -----------
FOOD DISTRIBUTION WHOLESALERS -- 0.0%
Performance Food Group Co.* ........................          500   $    13,570
                                                                    -----------
FOOTWEAR -- 0.5%
Barry (R.G.) Corp.* ................................       63,050       249,048
                                                                    -----------
GENERAL INDUSTRIAL MACHINERY & EQUIPMENT -- 1.2%
Manitowoc Co., Inc. (The) ..........................       11,425       470,710
Metso Corp. ........................................        8,475       158,822
                                                                    -----------
                                                                        629,532
                                                                    -----------
HEALTHCARE FACILITIES -- 0.0%
American Retirement Corp. ..........................        1,300        16,770
                                                                    -----------
HOMEBUILDING -- 2.4%
Champion Enterprises, Inc.* ........................      123,675     1,280,036
                                                                    -----------
HOTELS & RESTAURANTS -- 0.8%
Interstate Hotels & Resorts, Inc.* .................       81,375       398,738
                                                                    -----------
HOUSEHOLD APPLIANCES -- 0.2%
Maytag Corp. .......................................        5,575        84,963
                                                                    -----------
INSURANCE -- 2.8%
Assured Guaranty, Ltd. .............................        6,525       123,584
NCRIC Group, Inc.* .................................        6,525        65,250
ProAssurance Corp.* ................................       17,350       702,675
Scottish Annuity & Life Holdings, Ltd. .............       15,300       358,020
U.S.I. Holdings Corp.* .............................       19,725       225,851
                                                                    -----------
                                                                      1,475,380
                                                                    -----------
LEISURE & ENTERTAINMENT -- 0.7%
Intrawest Corp. ....................................       18,375       353,903
                                                                    -----------
MACHINERY -- 1.9%
Flowserve Corp.* ...................................       16,250       406,088
Terex Corp.* .......................................       11,975       541,270
UNOVA, Inc.* .......................................        1,300        30,264
                                                                    -----------
                                                                        977,622
                                                                    -----------
MANUFACTURED HOUSING -- 0.7%
Fleetwood Enterprises, Inc.* .......................       35,700       345,219
                                                                    -----------


                                                          SHARES       VALUE
                                                         --------   -----------
MANUFACTURING -- 4.6%
Navistar International Corp.* ......................       21,425   $   845,431
Trinity Industries, Inc. ...........................       21,789       627,523
York International Corp. ...........................       24,100       931,947
                                                                    -----------
                                                                      2,404,901
                                                                    -----------
METALS & MINING -- 2.2%
Aleris International Inc. ..........................        5,377       107,916
Brush Engineered Materials, Inc.* ..................       29,900       609,063
Cameco Corp. .......................................        9,100       415,051
                                                                    -----------
                                                                      1,132,030
                                                                    -----------
OFFICE FURNISHINGS -- 1.3%
Interface, Inc.* ...................................       82,895       690,515
                                                                    -----------
OIL & GAS FIELD SERVICES -- 0.7%
Willbros Group, Inc.* ..............................       18,325       393,988
                                                                    -----------
OIL REFINING -- 0.8%
Premcor, Inc.* .....................................        7,500       411,600
                                                                    -----------
PAPER -- 1.1%
Glatfelter .........................................       40,700       603,174
                                                                    -----------
PAPER & FORESTRY PRODUCTS -- 2.8%
Longview Fibre Co. .................................       31,150       523,320
Neenah Paper, Inc.* ................................       27,550       968,658
                                                                    -----------
                                                                      1,491,978
                                                                    -----------
RACETRACKS -- 0.3%
Magna Entertainment Corp.* .........................       24,400       160,552
                                                                    -----------
REAL ESTATE -- 6.8%
American Real Estate Partners, L.P.* ...............       43,000     1,257,750
Jones Lang LaSalle, Inc.* ..........................       27,075     1,163,413
MI Developments, Inc.* .............................       35,550     1,146,487
                                                                    -----------
                                                                      3,567,650
                                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 8.0%
Affordable Residential Communities .................       21,400       258,940
American Financial Realty Trust ....................       10,050       147,333
Boykin Lodging Co. .................................      164,075     1,573,479
CRT Properties, Inc. ...............................       50,450     1,141,179
MeriStar Hospitality Corp.* ........................      149,150     1,094,761
                                                                    -----------
                                                                      4,215,692
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                          SHARES       VALUE
                                                         --------   -----------
RESTAURANTS -- 1.6%
Triarc Cos., Inc., Class A .........................        8,600   $   133,988
Triarc Cos., Inc., Class B .........................       47,750       716,250
                                                                    -----------
                                                                        850,238
                                                                    -----------
RETAIL -- 1.1%
MarineMax, Inc.* ...................................       15,150       519,039
Warnaco Group, Inc. (The)* .........................        3,075        73,554
                                                                    -----------
                                                                        592,593
                                                                    -----------
RETAIL - SPECIALTY STORES -- 2.1%
Casual Male Retail Group, Inc.* ....................       69,339       401,473
GameStop Corp.* ....................................        3,800        73,758
Pep Boys-Manny, Moe & Jack (The) ...................       17,400       314,592
Zale Corp.* ........................................       10,350       307,912
                                                                    -----------
                                                                      1,097,735
                                                                    -----------
RETAIL MERCHANDISING -- 0.8%
Dillard's, Inc. ....................................        9,075       211,448
Great Atlantic & Pacific Tea Company,
   Inc. (The)* .....................................       18,025       200,438
                                                                    -----------
                                                                        411,886
                                                                    -----------
SEMICONDUCTOR EQUIPMENT -- 6.1%
Alliance Semiconductor Corp.* ......................      175,925       473,238
Axcelis Technologies, Inc.* ........................       11,175        96,105
BE Semiconductor Industries N.V.* ..................      319,718     1,867,153
Integrated Silicon Solution, Inc.* .................       95,150       607,057
Kulicke and Soffa Industries, Inc.* ................       18,400       119,232
LTX Corp.* .........................................        7,100        38,340
                                                                    -----------
                                                                      3,201,125
                                                                    -----------
SEMICONDUCTORS & RELATED -- 3.4%
Amkor Technology, Inc.* ............................       35,725       156,118
ASM International N.V.* ............................       68,975     1,285,694
STATS ChipPAC, Ltd. -- ADR* ........................       29,300       178,437
ZiLOG, Inc.* .......................................       37,975       189,875
                                                                    -----------
                                                                      1,810,124
                                                                    -----------
SERVICES - ENGINEERING SERVICES -- 1.0%
Washington Group International., Inc. ..............       11,800       516,250
                                                                    -----------


                                                          SHARES       VALUE
                                                         --------   -----------
TELECOMMUNICATIONS & EQUIPMENT -- 0.1%
Sycamore Networks, Inc.* ...........................        9,025   $    32,400
                                                                    -----------
TRANSPORTATION -- 0.3%
Alexander & Baldwin, Inc. ..........................        3,925       178,195
                                                                    -----------
UTILITIES -- 1.0%
Avista Corp. .......................................       28,825       525,768
                                                                    -----------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $34,135,592) ............................                 46,784,616
                                                                    -----------
CANADIAN COMMON STOCKS -- 0.6%
REAL ESTATE INVESTMENT TRUST -- 0.6%
Trizec Canada, Inc. ................................       20,075       318,469
                                                                    -----------
   TOTAL CANADIAN COMMON STOCK
     (Cost $298,280) ...............................                    318,469
                                                                    -----------


                                                            PAR
                                                           (000)
                                                          -------
CORPORATE BONDS -- 1.3%
Mercer International, Inc. SR SB CV144A
   8.50%, 10/15/10 .................................         $500       700,625
                                                                    -----------
   TOTAL CORPORATE BONDS
     (Cost $500,000) ...............................                    700,625
                                                                    -----------


                                                          SHARES
                                                         --------
EXCHANGE TRADED FUNDS -- 2.4%
FINANCE -- 2.4%
iShares Russell 2000 Value Index
   Fund ............................................        6,675     1,264,646
                                                                    -----------
   TOTAL EXCHANGE TRADED FUNDS
     (Cost $1,241,268) .............................                  1,264,646
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                         SHARES        VALUE
                                                        ---------   -----------
TEMPORARY INVESTMENTS -- 6.6%
PNC Bank Money Market Deposit ......................    3,496,949   $ 3,496,949
                                                                    -----------
   TOTAL TEMPORARY INVESTMENTS
     (Cost $3,496,949) .............................                  3,496,949
                                                                    -----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $39,672,089) ..............................                 52,565,305
                                                                    -----------
OTHER ASSETS IN EXCESS OF
   LIABILITIES -- 0.1% .............................                     28,478
                                                                    -----------
NET ASSETS -- 100.0% ...............................                $52,593,783
                                                                    ===========

----------
*Non-income producing.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2005, these securities amounted to 1.33% of net assets.

ADR -- American Depository Receipt


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                          SHARES       VALUE
                                                         --------   -----------
DOMESTIC COMMON STOCKS -- 89.8%
AEROSPACE & DEFENSE -- 6.6%
Boeing Co. (The) ...................................       63,975   $ 3,516,706
Goodrich Corp. .....................................       12,450       461,023
                                                                    -----------
                                                                      3,977,729
                                                                    -----------
AGRICULTURAL CHEMICALS -- 3.0%
Mosaic Co. (The)* ..................................      111,600     1,836,936
                                                                    -----------
AGRICULTURE -- 0.4%
Archer-Daniels-Midland Co. .........................        9,475       228,347
                                                                    -----------
AIRLINES -- 0.4%
Southwest Airlines Co. .............................       17,200       238,220
                                                                    -----------
AUTOMOBILE PARTS & EQUIPMENT -- 1.0%
Visteon Corp. ......................................       94,300       632,753
                                                                    -----------
AUTOMOBILES -- 2.4%
HONDA MOTOR Co., Ltd. -- ADR .......................       53,125     1,426,406
                                                                    -----------
BANKS -- 2.7%
J.P. Morgan Chase & Co. ............................       43,925     1,605,459
                                                                    -----------
BROADCASTING & CABLE TELEVISION -- 5.3%
Liberty Media Corp.* ...............................      172,520     1,749,353
Liberty Media International, Inc.,
   Class A* ........................................       34,017     1,470,555
                                                                    -----------
                                                                      3,219,908
                                                                    -----------
CHEMICALS - DIVERSIFIED -- 1.2%
Bayer AG -- ADR ....................................       20,900       735,889
                                                                    -----------
CHEMICALS - SPECIALTY -- 0.6%
Dow Chemical Co. (The) .............................        6,175       340,551
                                                                    -----------
COMPUTERS, SOFTWARE & SERVICING -- 2.7%
BearingPoint, Inc.* ................................      129,625     1,018,852
Electronic Data Systems Corp. ......................       28,000       596,400
                                                                    -----------
                                                                      1,615,252
                                                                    -----------
DAIRY PRODUCTS -- 0.4%
Dean Foods Company* ................................        6,750       233,212
                                                                    -----------
DRUGS & MEDICAL PRODUCTS -- 0.6%
Bristol-Meyers Squibb Co. ..........................       14,750       369,192
                                                                    -----------


                                                          SHARES       VALUE
                                                         --------   -----------
ELECTRONIC COMPONENTS & ACCESSORIES -- 4.1%
Avnet, Inc.* .......................................       52,975   $ 1,027,715
Sanmina-SCI Corp.* .................................      255,000     1,415,250
                                                                    -----------
                                                                      2,442,965
                                                                    -----------
ELECTRONICS -- 1.0%
Agilent Technologies, Inc.* ........................       24,300       583,200
                                                                    -----------
ENERGY & UTILITIES -- 3.9%
Reliant Resources, Inc.* ...........................      193,450     2,319,465
                                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.2%
ABB, Ltd. -- ADR* ..................................       21,400       130,326
                                                                    -----------
FINANCIAL SERVICES -- 1.9%
CIT Group, Inc. ....................................       17,800       718,230
PMI Group, Inc. (The) ..............................        9,975       401,494
                                                                    -----------
                                                                      1,119,724
                                                                    -----------
FOOD -- 3.7%
Tate & Lyle P.L.C. -- ADR ..........................       54,825     2,202,331
                                                                    -----------
FOOD & BEVERAGE -- 1.1%
Smithfield Foods, Inc.* ............................       19,875       676,744
                                                                    -----------
GAMBLING - NON HOTEL -- 0.3%
GTECH Holdings Corp. ...............................        6,700       156,445
                                                                    -----------
HOME FURNISHINGS & HOUSEWARES -- 1.2%
Newell Rubbermaid, Inc. ............................       31,525       702,692
                                                                    -----------
HOSPITALS -- 0.6%
Triad Hospitals, Inc.* .............................        8,800       384,296
                                                                    -----------
HOTELS & RESTAURANTS -- 3.5%
Starwood Hotels & Resorts Worldwide,
   Inc. ............................................       36,600     2,094,984
                                                                    -----------
INDUSTRIAL GOODS & MATERIALS -- 4.7%
Tyco International, Ltd. ...........................       83,950     2,810,646
                                                                    -----------
INSURANCE -- 3.3%
Aon Corp. ..........................................       61,150     1,498,786
Loews Corp. ........................................        6,775       482,922
                                                                    -----------
                                                                      1,981,708
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                          SHARES       VALUE
                                                         --------   -----------
LEISURE & ENTERTAINMENT -- 2.8%
Carnival Corp. .....................................       31,225   $ 1,698,015
                                                                    -----------
LIFE & HEALTH INSURANCE -- 1.7%
Genworth Financial, Inc., Class A* .................       35,375       996,160
                                                                    -----------
MANUFACTURING -- 3.0%
Brunswick Corp. ....................................        3,450       160,908
Navistar International Corp.* ......................       42,200     1,665,212
                                                                    -----------
                                                                      1,826,120
                                                                    -----------
MEDICAL & MEDICAL SERVICES -- 1.1%
Tenet Healthcare Corp.* ............................       62,250       679,147
                                                                    -----------
METALS & MINING -- 1.9%
Freeport-McMoRan Copper & Gold,
   Inc., Class B ...................................       27,541     1,151,765
                                                                    -----------
OIL REFINING -- 2.4%
Premcor, Inc.* .....................................       26,150     1,435,112
                                                                    -----------
PAPER & FORESTRY PRODUCTS -- 2.9%
Abitibi-Consolidated, Inc. .........................      110,025       507,215
Domtar, Inc. .......................................       13,050       118,755
International Paper Co. ............................       30,175     1,127,036
                                                                    -----------
                                                                      1,753,006
                                                                    -----------
POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS -- 1.7%
Hubbell, Inc. Class B ..............................          800        43,040
NRG Energy, Inc.* ..................................       25,952       999,412
                                                                    -----------
                                                                      1,042,452
                                                                    -----------
REAL ESTATE -- 2.8%
CB Richard Ellis Group, Inc., Class A* .............       28,800     1,039,104
St. Joe Co. (The) ..................................        9,330       677,825
                                                                    -----------
                                                                      1,716,929
                                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 1.2%
HRPT Properties Trust ..............................        1,900        24,092
Trizec Properties, Inc. ............................       40,425       725,629
                                                                    -----------
                                                                        749,721
                                                                    -----------
RETAIL - CONSUMER ELECTRONICS STORES -- 0.3%
Circuit City Stores, Inc. ..........................       12,955       202,487
                                                                    -----------


                                                          SHARES       VALUE
                                                         --------   -----------
RETAIL - DEPARTMENT STORES -- 3.4%
J.C. Penney Co., Inc. ..............................       32,450   $ 1,443,701
Kohl's Corp.* ......................................       12,700       607,949
                                                                    -----------
                                                                      2,051,650
                                                                    -----------
RETAIL - SHOE STORES -- 0.3%
Foot Locker, Inc. ..................................        5,550       151,515
                                                                    -----------
SEMI-CONDUCTORS & RELATED -- 0.7%
Teradyne, Inc.* ....................................       27,525       424,436
                                                                    -----------
TELECOMMUNICATIONS & EQUIPMENT -- 1.7%
Telephone & Data Systems, Inc. .....................       11,875     1,039,063
                                                                    -----------
TRANSPORTATION -- 3.6%
CSX Corp. ..........................................       38,225     1,579,075
Swift Transportation Co.* ..........................       20,675       490,411
Werner Enterprises, Inc. ...........................        5,837       124,912
                                                                    -----------
                                                                      2,194,398
                                                                    -----------
WHOLESALE - DRUG DISTRIBUTION -- 1.5%
AmerisourceBergen Corp. ............................       15,025       899,998
                                                                    -----------
   TOTAL DOMESTIC COMMON STOCKS
     (Cost $45,159,463) ............................                 54,077,354
                                                                    -----------
CANADIAN COMMON STOCKS -- 0.9%
MANUFACTURING -- 0.9%
Bombardier, Inc., Class B ..........................      250,875       540,855
                                                                    -----------
   TOTAL CANADIAN COMMON STOCK
     (Cost $684,850) ...............................                    540,855
                                                                    -----------


                                                           PAR
                                                          (000)
                                                         --------
CORPORATE BONDS -- 0.2%
Delta Air Lines, Inc. (Caa2, B-)
   8.00%, 06/03/23 .................................         $276       141,105
                                                                    -----------
   TOTAL CORPORATE BONDS
     (Cost $194,516) ...............................                    141,105
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                          SHARES       VALUE
                                                         --------   -----------
EXCHANGE TRADED FUNDS -- 2.7%
FINANCE -- 2.7%
iShares Russell 1000 Value Index
   Fund ............................................       24,135   $ 1,627,664
                                                                    -----------
   TOTAL EXCHANGE TRADED FUNDS
     (Cost $1,522,105) .............................                  1,627,664
                                                                    -----------
TEMPORARY INVESTMENTS -- 7.4%
PNC Bank Money Market Deposit ......................    4,455,249     4,455,249
                                                                    -----------
   TOTAL TEMPORARY INVESTMENTS
     (Cost $4,455,249) .............................                  4,455,249
                                                                    -----------
TOTAL INVESTMENTS -- 101.0%
   (Cost $52,016,183) ..............................                 60,842,227
                                                                    -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (1.0)% ..........................                   (627,245)
                                                                    -----------
NET ASSETS -- 100.0% ...............................                $60,214,982
                                                                    ===========

*Non-income producing.
ADR -- American Depository Receipt.


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

                                                                                                   SCHNEIDER             SCHNEIDER
                                                                                             SMALL CAP VALUE FUND        VALUE FUND
                                                                                             --------------------       -----------
ASSETS
   Investments, at value (cost -- $39,672,089 and $52,016,183, respectively) ..............        $52,565,305          $60,842,227
   Receivable for investments sold ........................................................            391,781              495,969
   Receivable for fund shares sold ........................................................                 --              334,830
   Dividends and interest receivable ......................................................             29,401               57,374
   Prepaid expenses and other assets ......................................................             11,250               12,899
                                                                                                   -----------          -----------
     Total Assets .........................................................................         52,997,737           61,743,299
                                                                                                   -----------          -----------
LIABILITIES
   Payable for investments purchased ......................................................            345,042              426,103
   Payable to the Investment Adviser ......................................................             20,444               14,869
   Payable for fund shares redeemed .......................................................                 --            1,046,000
   Accrued expenses payable and other liabilities .........................................             38,468               41,345
                                                                                                   -----------          -----------
     Total Liabilities ....................................................................            403,954            1,528,317
                                                                                                   -----------          -----------
NET ASSETS
   Capital stock, $0.001 par value ........................................................              2,321                3,059
   Additional paid-in capital .............................................................         36,804,510           51,084,150
   Undistributed net investment income (accumulated loss) .................................           (101,037)              27,482
   Accumulated net realized gain from investments
     and foreign exchange transactions, if any ............................................          2,994,773              274,247
   Net unrealized appreciation on investments and
     foreign exchange transactions, if any ................................................         12,893,216            8,826,044
                                                                                                   -----------          -----------
   Net assets applicable to shares outstanding ............................................        $52,593,783          $60,214,982
                                                                                                   ===========          ===========
Shares outstanding ........................................................................          2,321,187            3,058,618
                                                                                                   ===========          ===========
Net assets value, offering and redemption price per share .................................             $22.66               $19.69
                                                                                                   ===========          ===========

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                                                                                            SCHNEIDER               SCHNEIDER
                                                                                      SMALL CAP VALUE FUND         VALUE FUND
                                                                                      --------------------      -----------------
                                                                                           FOR THE SIX             FOR THE SIX
                                                                                          MONTHS ENDED            MONTHS ENDED
                                                                                        FEBRUARY 28, 2005       FEBRUARY 28, 2005
                                                                                      --------------------      -----------------
INVESTMENT INCOME
   Dividends* ...................................................................           $  161,513             $  300,669
   Interest .....................................................................               23,486                 11,104
                                                                                            ----------             ----------
     Net Investment Income ......................................................              184,999                311,773
                                                                                            ----------             ----------
EXPENSES
   Advisory fees ................................................................              260,052                175,366
   Administration and Accounting fees and expenses ..............................               56,947                 55,902
   Administrative services fees .................................................               39,008                 37,559
   Custodian fees and expenses ..................................................               27,080                 21,960
   Transfer Agent fees ..........................................................               17,192                 27,724
   Audit and Legal fees .........................................................               12,665                 10,933
   Printing fees ................................................................                9,942                 14,097
   Directors' and Officer's fees ................................................                8,728                  9,604
   Federal and State Registration fees ..........................................                8,680                  9,465
   Insurance fees ...............................................................                1,955                    999
                                                                                            ----------             ----------
     Total expenses before waivers ..............................................              442,249                363,609
   Less: waivers ................................................................             (156,192)              (150,773)
                                                                                            ----------             ----------
     Total expenses after waivers and reimbursements ............................              286,057                212,836
                                                                                            ----------             ----------
Net investment income/(loss) ....................................................             (101,058)                98,937
                                                                                            ----------             ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain from:
     Investments ................................................................            6,268,392              1,551,153
     Foreign currency transactions ..............................................                   --                    604
   Net change unrealized appreciation on:
     Investments ................................................................            3,258,491              4,508,028
                                                                                            ----------             ----------
   Net realized and unrealized gain on investments and foreign
     currency transactions ......................................................            9,526,883              6,059,785
                                                                                            ----------             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................           $9,425,825             $6,158,722
                                                                                            ==========             ==========

------------------
* Net of foreign withholding taxes of $3,059 and $2,162, for the Small Cap Value Fund and Value Fund, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                        STATEMENT OF CHANGES INNET ASSETS

                                                                                                           SCHNEIDER
                                                                                                     SMALL CAP VALUE FUND
                                                                                           ---------------------------------------
                                                                                                FOR THE
                                                                                           SIX MONTHS ENDED            FOR THE
                                                                                           FEBRUARY 28, 2005         YEAR ENDED
                                                                                              (UNAUDITED)          AUGUST 31, 2004
                                                                                           -----------------       ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment loss ...............................................................        $   (101,058)         $   (248,596)
   Net realized gain from investments and foreign currency
     transactions, if any ............................................................           6,268,392            22,868,101
   Net change in unrealized appreciation/(depreciation) on investments
     and foreign currency transactions, if any .......................................           3,258,491            (6,067,234)
                                                                                              ------------          ------------
   Net increase in net assets resulting from operations ..............................           9,425,825            16,552,271
                                                                                              ------------          ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .............................................................                  --              (213,220)
   Net realized capital gains ........................................................         (20,055,242)           (3,215,235)
                                                                                              ------------          ------------
     Total dividends and distributions to shareholders ...............................         (20,055,242)           (3,428,455)
                                                                                              ------------          ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4) .........................................................          14,378,667           (13,199,746)
                                                                                              ------------          ------------
     Total increase/(decrease) in net assets .........................................           3,749,250               (75,930)

NET ASSETS
   Beginning of period ...............................................................          48,844,533            48,920,463
                                                                                              ------------          ------------
   End of period* ....................................................................        $ 52,593,783          $ 48,844,533
                                                                                              ============          ============

------------
* Includes undistributed  net investment income of $101,037 and $21 for the six months ended February 28, 2005 and fiscal year ended
  August 31, 2004, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                        STATEMENT OF CHANGES INNET ASSETS

                                                                                                            SCHNEIDER
                                                                                                            VALUE FUND
                                                                                           -----------------------------------------
                                                                                                FOR THE
                                                                                           SIX MONTHS ENDED              FOR THE
                                                                                           FEBRUARY 28, 2005            YEAR ENDED
                                                                                              (UNAUDITED)            AUGUST 31, 2004
                                                                                           -----------------         ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income .........................................................            $    98,937              $    86,532
   Net realized gain from investments and foreign currency
     transactions, if any ........................................................              1,551,757                1,739,426
   Net change in unrealized appreciation on investments
     and foreign currency transactions, if any ...................................              4,508,028                2,256,274
                                                                                              -----------              -----------
   Net increase in net assets resulting from operations ..........................              6,158,722                4,082,232
                                                                                              -----------              -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .........................................................               (140,505)                 (54,680)
   Net realized capital gains ....................................................             (2,857,824)                (610,325)
                                                                                              -----------              -----------
     Total dividends and distributions to shareholders ...........................             (2,998,329)                (665,005)
                                                                                              -----------              -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
   TRANSACTIONS (SEE NOTE 4) .....................................................             18,648,947               23,200,846
                                                                                              -----------              -----------
     Total increase in net assets ................................................             21,809,340               26,618,073

NET ASSETS
   Beginning of period ...........................................................             38,405,642               11,787,569
                                                                                              -----------              -----------
   End of period* ................................................................            $60,214,982              $38,405,642
                                                                                              ===========              ===========

-----------
* Includes  undistributed  net  investment  income of $27,482 and $69,050 for the six months ended February 28, 2005 and fiscal year ended August 31, 2004, respectively.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                             FOR THE
                                                         SIX MONTHS ENDED            FOR THE YEAR ENDED AUGUST 31,
                                                         FEBRUARY 28, 2005  --------------------------------------------
                                                            (UNAUDITED)       2004        2003         2002        2001
                                                         -----------------  -------     -------      -------     -------
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of period ...................     $ 29.09        $ 22.52     $ 14.82      $ 17.53     $ 17.57
Net investment income/(loss) ...........................       (0.04)         (0.13)       0.10         0.03        0.09
Net realized and unrealized gain/(loss) on investments
   and foreign currency transactions, if any(1) ........        5.67           8.50        7.71        (1.83)       2.75
                                                             -------        -------     -------      -------     -------
Net increase/(decrease) in net assets resulting
   from operations .....................................        5.63           8.37        7.81        (1.80)       2.84
                                                             -------        -------     -------      -------     -------
Dividends and distributions to shareholders from:
Net investment income ..................................          --          (0.11)      (0.03)       (0.07)      (0.08)
Net realized capital gains .............................      (12.06)         (1.69)      (0.08)       (0.84)      (2.80)
                                                             -------        -------     -------      -------     -------
Total dividends and distributions to shareholders ......      (12.06)         (1.80)      (0.11)       (0.91)      (2.88)
                                                             -------        -------     -------      -------     -------
Net asset value, end of period .........................     $ 22.66        $ 29.09     $ 22.52      $ 14.82     $ 17.53
                                                             =======        =======     =======      =======     =======
Total investment return(2) .............................       19.54%         37.99%      53.10%      (10.76)%     19.94%
                                                             =======        =======     =======      =======     =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..............     $52,594        $48,845     $48,920      $45,268     $38,912
Ratio of expenses to average net assets(3) .............        1.10%          1.10%       1.10%        1.10%       1.10%
Ratio of expenses to average net assets without
   waivers and expense reimbursements ..................        1.70%          1.74%       1.85%        1.65%       2.02%
Ratio of net investment income to average net assets(3)        (0.39)%        (0.49)%      0.53%        0.34%       0.71%
Portfolio turnover rate ................................       35.96%        110.69%      85.33%      102.46%      79.30%

---------------
*   Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3) Reflects waivers and reimbursements.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                               SIX MONTHS ENDED        FOR THE           FOR THE PERIOD
                                                               FEBRUARY 28, 2005     YEAR ENDED        SEPTEMBER 30, 2002*
                                                                  (UNAUDITED)      AUGUST 31, 2004   THROUGH AUGUST 31, 2003
                                                               -----------------   ---------------   -----------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ........................      $ 18.22             $ 14.81              $ 10.00
Net investment income .......................................         0.03                0.04                 0.07
Net realized and unrealized gain on investments
   and foreign currency transactions, if any(1) .............         2.58                4.05                 4.77
                                                                   -------             -------              -------
Net increase in net assets resulting from operations ........         2.61                4.09                 4.84
                                                                   -------             -------              -------
Dividends and distributions to shareholders from:
Net investment income .......................................        (0.05)              (0.06)               (0.03)
Net realized capital gains ..................................        (1.09)              (0.62)                0.00
                                                                   -------             -------              -------
Total dividends and distributions to shareholders ...........        (1.14)              (0.68)               (0.03)
                                                                   -------             -------              -------
Net asset value, end of period ..............................      $ 19.69             $ 18.22              $ 14.81
                                                                   =======             =======              =======
Total investment return(2) ..................................        14.37%              28.21%               48.46%
                                                                   =======             =======              =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...................      $60,215             $38,406              $11,788
Ratio of expenses to average net assets(3) ..................         0.85%               0.85%                0.85%(4)
Ratio of expenses to average net assets without
   waivers and expense reimbursements .......................         1.45%               1.96%                4.01%(4)
Ratio of net investment income to average net assets(3) .....         0.40%               0.35%                0.72%(4)
Portfolio turnover rate .....................................        38.83%             116.60%               98.06%

------------------
*   Commencement of operations.
**  Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) The amounts shown for each share outstanding throughout the respective period are not in accord with the changes in the aggregate gains and losses on investments during the respective period because of the timing of sales and repurchases of
    Fund shares in relation to fluctuating net asset value during the respective period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3) Reflects waivers and reimbursements.
(4) Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has thirteen active investment portfolios, including the Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund", collectively the
"Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers the Institutional Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.323 billion are currently classified into one hundred and one classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

     PORTFOLIO VALUATION -- The Funds' net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. If the Funds hold foreign equity securities, the calculation of the Funds' NAV will not occur at the same time as the determination of the value of the foreign equity securities in the Funds' portfolio, since these securities are traded on foreign exchanges. With the approval of the Company's Board of Directors, the Funds may use a pricing service, bank or broker/dealer experience in providing valuations to value the Funds' securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Funds' Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom a Fund enters into repurchase agreements are banks and broker/dealers that Schneider Capital Management, LP ("Adviser" or "SCM") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. SCM marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional securities by the next Fund business day. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)


of adverse market action or delays in connection with the disposition of the underlying securities. For the six months ended February 28, 2005, the Funds did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     SCM serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund's average daily net assets and 0.70% of the Value Fund's average daily net assets, computed daily and payable monthly.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)


     The adviser contractually agreed to limit the Small Cap Value Fund's and the Value Fund's operating expenses for the current fiscal year to the extent that such expenses exceeded 1.10% and 0.85%, of the Fund's average daily net assets, respectively. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other fund expenses. For the six months ended February 28, 2005, investment advisory fees and waivers of expenses were as follows:

                                              GROSS ADVISORY FEES         WAIVERS          NET ADVISORY FEES
                                              -------------------      ----------          -----------------
     Schneider Small Cap Value Fund                 $260,052           $(118,885)               $141,167
     Schneider Value Fund                            175,366            (115,059)                 60,307

     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     PFPC Inc. ("PFPC"), serves as administrator for the Funds. PFPC Trust Co. serves as custodian of the Funds. Both PFPC and PFPC Trust Co. are wholly-owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund plus out of pocket expenses. PFPC, at its discretion, voluntarily agreed to waive a portion of its administration and accounting fees for the Funds. For the six months ended February 28, 2005, PFPC's administration and accounting fees and related waivers were as follows:

                                             GROSS ADMINISTRATION                         NET ADMINISTRATION
                                                AND ACCOUNTING                              AND ACCOUNTING
                                           SERVICE FEES AND EXPENSES      WAIVERS      SERVICE FEES AND EXPENSES
                                           -------------------------     --------      -------------------------
     Schneider Small Cap Value Fund                 $56,947              $(3,500)               $53,447
     Schneider Value Fund                            55,902               (4,167)                51,735

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This agreement commenced on June 1, 2003. This fee is allocated among all funds in proportion to their net assets of the RBB Funds. The Schneider Small Cap Value Fund and Value Fund portions of these fees for the period September 1, 2004 to February 28, 2005 were $4,073 and $3,697, respectively.

     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $2,000 per Fund, plus out of pocket expenses. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Value Fund. For the six months ended February 28, 2005, transfer agency fees and related waivers for the Funds were as follows:

                                                GROSS TRANSFER                               NET TRANSFER
                                                  AGENT FEES              WAIVERS             AGENT FEES
                                                --------------           ---------           ------------
     Schneider Small Cap Value Fund                 $17,192               $    --               $17,192
     Schneider Value Fund                            27,724                (1,000)               26,724

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)


     For providing custodian services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of .015% of each Fund's average daily gross assets. PFPC Trust Co., at its discretion, voluntarily agreed to waive a portion of their custodial fees for the Value Fund. For the six months ended February 28, 2005, custodial fees and related waivers for the Funds were as follows:

                                                GROSS CUSTODIAN                              NET CUSTODIAN
                                               FEES AND EXPENSES          WAIVERS          FEES AND EXPENSES
                                               -----------------         ---------         -----------------
     Schneider Small Cap Value Fund                 $27,080                $  --                 $27,080
     Schneider Value Fund                            21,960                 (500)                 21,460

     PFPC Distributors, Inc., ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provided certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

     PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the six months ended February 28, 2005, administrative services fees and related waivers for the Funds were as follows:

                                                     GROSS
                                                ADMINISTRATIVE                            NET ADMINISTRATIVE
                                                 SERVICES FEES           WAIVERS            SERVICES FEES
                                                --------------          ---------         -------------------
     Schneider Small Cap Value Fund                 $39,008             $(33,807)               $5,201
     Schneider Value Fund                            37,559              (30,047)                7,512

     As of February 28, 2005, the Small Cap Value Fund and Value Fund owed PFPC and affiliates $24,799 and $28,091, respectively, for their services.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                   PURCHASES            SALES
                                                  -----------        -----------
     Schneider Small Cap Value Fund               $18,008,867        $25,355,458
     Schneider Value Fund                          32,408,150         18,812,640

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)


4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2005 each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:

                                                                               SCHNEIDER SMALL CAP VALUE FUND
                                                  ---------------------------------------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED                       FOR THE FISCAL YEAR ENDED
                                                  ----------------------------------            -----------------------------------
                                                           FEBRUARY 28, 2005                                AUGUST 31, 2004
                                                  ----------------------------------            -----------------------------------
                                                     SHARES                 AMOUNT                 SHARES                 AMOUNT
                                                  ------------           -----------            ------------           ------------
Sales ..................................                10,499           $   246,852                  28,284           $    806,401
Reinvestments ..........................               869,921            19,616,726                 120,295              3,183,023
Redemption Fees* .......................                    --                   204                      --                  2,059
Repurchases ............................              (238,161)           (5,485,115)               (641,974)           (17,191,229)
                                                  ------------           -----------            ------------           ------------
Net increase/(decrease) ................               642,259           $14,378,667                (493,395)          $(13,199,746)
                                                  ============           ===========            ============           ============

                                                                                      SCHNEIDER VALUE FUND
                                                  ---------------------------------------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED                       FOR THE FISCAL YEAR ENDED
                                                  ----------------------------------            -----------------------------------
                                                           FEBRUARY 28, 2005                                AUGUST 31, 2004
                                                  ----------------------------------            -----------------------------------
                                                     SHARES                 AMOUNT                 SHARES                 AMOUNT
                                                  ------------           -----------            ------------            -----------
Sales ..................................             1,026,409           $20,098,475               1,447,520            $25,410,225
Reinvestments ..........................               138,571             2,724,308                  35,275                567,932
Redemption Fees* .......................                    --                 2,779                      --                  7,400
Repurchases ............................              (214,644)           (4,176,615)               (170,583)            (2,784,711)
                                                  ------------           -----------            ------------            -----------
Net increase ...........................               950,336           $18,648,947               1,312,212            $23,200,846
                                                  ============           ===========            ============            ===========

* There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund.
  There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

5.   FEDERAL INCOME TAX INFORMATION

     At February 28, 2005, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

                                                                                                        NET UNREALIZED
                                               FEDERAL TAX         UNREALIZED        UNREALIZED          APPRECIATION/
                                                  COST            APPRECIATION      DEPRECIATION         DEPRECIATION
                                               -----------        ------------      ------------        --------------
     Schneider Small Cap Value Fund            $41,515,900        $13,174,939        $(2,125,534)         $11,049,405
     Schneider Value Fund                       52,367,099         10,197,549         (1,722,421)           8,475,128

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                          FEBRUARY 28, 2005 (UNAUDITED)


     As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                               UNDISTRIBUTED     UNDISTRIBUTED
                                               ORDINARY INCOME   LONG-TERM GAINS
                                               ---------------   ---------------
     Schneider Small Cap Value Fund             $6,542,048         $12,131,714
     Schneider Value Fund                        1,508,511             488,734

     At August 31, 2004, the Funds had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2004, there were post-October currency losses incurred of $21 and $21 for the Schneider Small Cap Value Fund and the Schneider Value Fund, respectively. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                ORDINARY            LONG-TERM
                                                 INCOME               GAINS             TOTAL
                                               ----------         ----------          ----------
     Schneider Small Cap Value Fund
                                2004           $2,094,392         $1,334,064          $3,428,456
                                2003               84,186            224,403             308,589
     Schneider Value Fund
                                2004           $  665,005         $       --          $  665,005
                                2003                9,827                 --               9,827

                               THE SCHNEIDER FUNDS
                                 FUND MANAGEMENT
                                   (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information ("SAI") includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                              TERM OF OFFICE                                         PORTFOLIOS IN        OTHER
    NAME, ADDRESS,          POSITION(S) HELD   AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX     DIRECTORSHIPS
   AND DATE OF BIRTH            WITH FUND      TIME SERVED 1                  5 YEARS                 OVERSEEN BY   HELD BY DIRECTOR
                                                                                                       DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky               Director     1988 to present  Since 1969, Director and Vice               13            Director,
Comcast Corporation                                           Chairman, Comcast Corporation (cable                      Comcast
1500 Market Street,                                           television and communications);                         Corporation.
35th Floor                                                    Director, NDS Group PLC (provider of
Philadelphia, PA 19102                                        systems and applications for digital
DOB: 7/16/33                                                  pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay                Director     1988 to present  Since 2000, Vice President, Fox Chase       13              None
Fox Chase Cancer Center                                       Cancer Center (biomedical research and
333 Cottman Avenue                                            medical care); prior to 2000,
Philadelphia, PA 19111                                        Executive Vice President, Fox Chase
DOB: 12/06/35                                                 Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman              Director     1991 to present  Since December 2000, Director, Gabelli      13              None
106 Pierrepont Street                                         Partners, L.P. (an investment
Brooklyn, NY  11201                                           partnership); Chief Operating Officer
DOB: 5/21/48                                                  and member of the Board of Directors
                                                              of Outercurve Technologies (wireless
                                                              enabling services) until April 2001;
                                                              Chief Operating Officer and member of
                                                              the Executive Operating Committee of
                                                              Warburg Pincus Asset Management, Inc.;
                                                              Executive Officer and Director of
                                                              Credit Suisse Asset Management
                                                              Securities, Inc. (formerly Counsellors
                                                              Securities, Inc.) and Director/Trustee
                                                              of various investment companies
                                                              advised by Warburg Pincus Asset
                                                              Management, Inc. until September 15,
                                                              1999; Prior to 1997, Managing Director
                                                              of Warburg Pincus Asset Management,
                                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg             Director     1991 to present  Since 1974, Chairman, Director and          13            Director,
Moyco Technologies, Inc.                                      President, Moyco Technologies, Inc.                         Moyco
200 Commerce Drive                                            (manufacturer of precision coated and                  Technologies,
Montgomeryville, PA 18936                                     industrial abrasives). Since 1999,                          Inc.
DOB: 3/24/34                                                  Director, Pennsylvania Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

*Each Director oversees thirteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                              TERM OF OFFICE                                         PORTFOLIOS IN        OTHER
    NAME, ADDRESS,          POSITION(S) HELD   AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX     DIRECTORSHIPS
   AND DATE OF BIRTH            WITH FUND      TIME SERVED 1                  5 YEARS                 OVERSEEN BY   HELD BY DIRECTOR
                                                                                                       DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky                Director     1991 to present  Since July 2002, Senior Vice President      13             None
Oppenheimer & Company, Inc.                                   and prior thereto, Executive Vice
200 Park Avenue                                               President of Oppenheimer & Co., Inc.,
New York, NY 10166                                            formerly Fahnestock & Co., Inc. (a
DOB: 4/16/38                                                  registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall              Director     2002 to present  Director of PFPC Inc. from January          13             None
400 Bellevue Parkway                                          1987 to April 2002, Chairman and Chief
Wilmington, DE 19809                                          Executive Officer of PFPC Inc. until
DOB: 9/25/38                                                  April 2002, Executive Vice President
                                                              of PNC Bank, National Association from
                                                              October 1981 to April 2002, Director
                                                              of PFPC International Ltd. (financial
                                                              services) from August 1993 to April
                                                              2002, Director of PFPC International
                                                              (Cayman) Ltd. (financial services)
                                                              from September 1996 to April 2002;
                                                              Governor of the Investment Company
                                                              Institute (investment company industry
                                                              trade organization) from July 1996 to
                                                              January 2002; Director of PNC Asset
                                                              Management, Inc. (investment advisory)
                                                              from September 1994 to March 1998;
                                                              Director of PNC National Bank from
                                                              October 1995 to November 1997;
                                                              Director of Haydon Bolts, Inc. (bolt
                                                              manufacturer) and Parkway Real Estate
                                                              Company (subsidiary of Haydon Bolts,
                                                              Inc.) since 1984.
------------------------------------------------------------------------------------------------------------------------------------

                               THE SCHNEIDER FUNDS
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                              TERM OF OFFICE                                         PORTFOLIOS IN        OTHER
    NAME, ADDRESS,          POSITION(S) HELD   AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING PAST   FUND COMPLEX     DIRECTORSHIPS
   AND DATE OF BIRTH            WITH FUND      TIME SERVED 1                  5 YEARS                 OVERSEEN BY   HELD BY DIRECTOR
                                                                                                       DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach                  President   1991 to present  Certified Public Accountant; Vice           N/A             N/A
400 Bellevue Parkway                and           and         Chairman of the Board, Fox Chase
4th Floor                        Treasurer   1988 to present  Cancer Center; Trustee Emeritus,
Wilmington, DE 19809                                          Pennsylvania School for the Deaf;
DOB: 6/29/24                                                  Trustee Emeritus, Immaculata
                                                              University; President or Vice
                                                              President and Treasurer of various
                                                              investment companies advised by
                                                              subsidiaries of PNC Bank Corp. from
                                                              1981 to 1997; Managing General
                                                              Partner, President since 2002,
                                                              Treasurer since 1981 and Chief
                                                              Compliance Officer since September
                                                              2004 of Chestnut Street Exchange Fund;
                                                              and Director of the Bradford Funds,
                                                              Inc. from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Payne                    Secretary   Since 2005       Since 2003, Vice President and              N/A             N/A
301 Bellevue Parkway                                          Associate Counsel, PFPC Inc.
2nd Floor                                                     (financial services company);
Wilmington, DE 19809                                          Associate, Stradley, Ronon, Stevens &
DOB: 5/19/74                                                  Young, LLC (law firm) from 2001 to
                                                              2003.
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Faia, Esquire, CPA        Chief    Since 2004       Senior Legal Counsel, PFPC, Inc. from       N/A             N/A
Vigilant Compliance              Compliance                   2002 to 2004; Chief Legal Counsel,
186 Dundee Drive, Suite 700        Officer                    Corviant Corporation (Investment
Williamstown, NJ 08094                                        Adviser, Broker/Dealer and Service
DOB: 12/25/62                                                 Provider to Investment Advisers and
                                                              Separate Accountant Providers) from
                                                              2001 to 2002; Partner, Pepper Hamilton
                                                              LLP (law firm) from 1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
2 Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr.
  Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is
  considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                               THE SCHNEIDER FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)


1.   PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 520-3277 and on the Securities and Exchange Commission's website at http://www.sec.gov.

2.   QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996



This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

================================================================================


                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND

                              OF THE RBB FUND, INC.







                                SEMIANNUAL REPORT

                                FEBRUARY 28, 2005

================================================================================

--------------------------------------------------------------------------------
                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Fellow Shareholder:

During the semiannual period ending February 28, 2005, the Bogle Small Cap Growth Fund (the "Fund") outperformed its benchmark by +0.96%*, returning +17.36% for the Investor shares and +17.43% for the Institutional shares, while the unmanaged Russell 2000(R) Index of smaller companies gained +16.40%. The reporting period began as the U.S. equity markets were breaking out of approximately seven months of range-bound trading, starting a robust rally that stretched from September through December 2004. The Fund's performance relative to its benchmark improved most notably in early December, as the Fund outpaced its benchmark by more than four percentage points from December 10th through the end of February. With the exception of 2004, the Fund has outperformed its benchmark in each calendar year since its inception in 1999, and in all multi-year periods shown in the chart below. Since its inception, the Fund has also weathered a variety of market environments, including the following: a stock market bubble and the deflation of this bubble; an economic downturn and significant interest rate cuts by the Federal Reserve Board; geopolitical market stresses; and, most recently, increasing oil prices, interest rates and deficits. The recent market environment is discussed in more detail in the next section of this letter. This is followed by performance attribution analysis, which explains the results generated by our investment (continued on page 2)

          [CHART OMITTED - EDGAR REPRESENTATION OF DATA IS AS FOLLOWS]

                     INVESTMENT PERFORMANCE - MULTIPERIODS
                     BOGLE FUND VS. RUSSELL 2000 BENCHMARK

                        BOGLE        BOGLE            RUSSELL        INVESTOR
                      INVESTOR   INSTITUTIONAL        2000(R)       CLASS NET
                        CLASS        CLASS            INDEX        VALUE ADDED
--------------------------------------------------------------------------------
Semiannual Period
(9/1/04 - 2/28/05)      17.3%        17.4%            16.4%            0.9%
--------------------------------------------------------------------------------
One-Year Period
(3/1/04 - 2/28/05)       4.4%         4.5%             9.5%           -5.2%
--------------------------------------------------------------------------------
Two-Year Period
(3/1/03 - 2/28/05)      35.2%        35.3%            34.2%            1.0%
--------------------------------------------------------------------------------
Three-Year Period
(3/1/01 - 2/28/05)      13.5%        13.6%            11.9%            1.5%
--------------------------------------------------------------------------------
Five-Year Period
(3/1/00 - 2/28/05)      11.2%        11.3%             3.2%            8.0%
--------------------------------------------------------------------------------
Since Inception
(10/1/99 - 2/28/05)     18.6%        18.7%             8.9%            9.7%
--------------------------------------------------------------------------------

IMPORTANT DISCLOSURES -- *Russell 2000(R) Index versus Investor Class shares, net of fees.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.BOGLEFUNDS.COM.

All Fund returns are presented net of fees. All multi-year period returns are annualized. Returns shown include the reinvestment of all dividends and other earnings. The Russell(R) Indexes are a trademark of the Frank Russell Company ("FRC"). FRC is the owner of the copyrights relating to the Russell(R) Indexes and is the source of the Performance Values for the Russell(R) Indexes. It is not possible to directly invest in an index.

models during the semiannual period, illustrating sources of value added with a few stock specific examples. We then present a few of the key fundamental characteristics of the Fund and benchmark, highlighting the Fund's likeness to the Russell 2000(R) due to our risk controls. Finally, we close with an update on developments at Bogle Investment Management, L.P., emphasizing our commitment to process evolution in the face of ever present increases in market efficiency.

MARKET ENVIRONMENT. After a period of range-bound trading from February of 2004 through most of August 2004, U.S. equity markets rallied strongly from September through the end of the year. In each of the last four years, some portion of the fourth quarter has been marked by investor optimism and positive market sentiment, but, with the exception of 2002/2003, the accompanying market rallies have lacked "legs." This most recent rally ran out of steam in January of 2005, as U.S. equity markets got off to a rough start for the year; however, a market bounce in February brought all Russell(R) market subsegments, except for large cap growth stocks, into positive double-digit territory for the semiannual period. Small cap stocks fared particularly well during the period as the Russell 2000(R) Index returned +16.40%, compared with a +10.82% return for the Russell 1000(R). Within small capitalization stocks, growth outperformed value by approximately two percentage points. For the six months ending February 28, 2005, the Russell 2000(R) Growth advanced +17.56%, while the Russell 2000(R) Value gained +15.38%. One of the most distinguishing characteristics of the market environment over the last two years has been a significant decline in the range of market returns, or, said differently, an increased correlation between returns of individual stocks. This phenomenon has also manifested itself in flattening performance across all of our investment models. Increased market participation and trading activity have likely had some impact on market return opportunities; however, we believe that there are also cyclical elements causing increased stock correlations. For example, macroeconomic concerns related to increasing oil prices, interest rates, and deficits have distracted investors but are likely to fade over time. Further, as the economic cycle progresses, companies may need to become increasingly aggressive with their accounting in order to meet earnings targets. These factors could contribute to a stronger focus on stock-specific fundamentals in the future.

PERFORMANCE ATTRIBUTION. According to our return attribution analysis, positive stock selection accounted for all of the Fund's outperformance relative to its benchmark in the semiannual period. Recall that our three primary models seek to identify the following: 1) stocks that have demonstrated the ability to produce earnings growth (the earnings expectations model); 2) companies that do not have to manufacture earnings growth through aggressive accounting (financial quality model); and 3) stocks that trade at attractive valuations relative to their most similar peers (relative valuation model). In the most recent period, the Fund benefited from positive contributions from the relative valuation and earnings expectations models, while, on a stand alone basis, financial quality model returns were negative. It is important to note that, while we find it instructive to look at individual model returns, it is the combination of the models, and contextual relationship between the models, that ultimately drive Fund performance. For the six-month period, stock selection was strongest in financial and basic industry stocks. Selection in technology stocks had the most adverse impact on performance, as was the case through most of 2004. One of the unusual elements of last year's performance was the Fund's struggle within the technology sector. Traditionally, the Fund has performed quite well in the growth-oriented segments of the market and, as you know, our investment models tend to tilt slightly toward these sectors relative to benchmark weights. We are encouraged by the fact that selection in technology stocks has improved during the early months of 2005.

At the end of the semiannual period, the Fund held 164 stocks and the largest holding represented just 1.1% of portfolio assets. This diversification limits the impact any single stock can have on total Fund performance. Despite this lack of portfolio concentration, it is interesting to look at stock-specific illustrations of investment performance during the reporting period. For example, Standard Microsystems and Skyworks Solutions are two technology stocks that looked quite attractive from a financial quality perspective, but that proved to be poor relative performers for the Fund during the semiannual period. We continue to hold both these positions, and in addition to attractive financial quality scores, both stocks currently have estimated long-term earnings growth rates above benchmark median, and price-to-sales ratios below benchmark median. Profitable Fund investments were made in stocks such as IPSCO Inc., a steel producer with attractive earnings growth prospects according to our metrics; Vintage Petroleum, which benefited on an absolute basis from gains in the energy sector but also outperformed its peers; and Hub Group, Inc., a freight transportation management company currently showing favorable characteristics according to most of our stock selection signals.

INVESTMENT POSITIONING. As has been the case for much of the Fund's history, Fund characteristics remain very much in line with benchmark. Note that small deviations from benchmark reflected in both sector exposures and the fundamental characteristics of the Fund arise purely from the bottom up stock selection process and do not reflect any attempt to time the overall market, style preferences, or sector rotation. As of the end of February, our median market capitalization was modestly below benchmark. By continuing to keep the size of the Fund controlled, we benefit from the ability to maintain exposure to the smaller companies within the small cap market. The Fund maintains a bias to companies with modestly higher long-term earnings growth rates and price-to-earnings ratios; however, the Funds median price-to-sales ratio continues to be lower than the benchmark's, as that ratio is a significant component of our relative valuation model.

-------------------------------------------------------------
                           FUNDAMENTAL CHARACTERISTICS
                                FEBRUARY 28, 2005

                                                   RUSSELL
MEDIAN                                 BOGLX       2000(R)
--------                              -------     --------
Market Cap. (mil.)                     $855         $992
Estimated Long-Term Earnings
   Growth Rate                         16.4%        14.5%
Price/Historical Earnings              23.1x        21.7x
Price/Forward Earnings                 18.3x        17.9x
Price/Sales                             1.1x         1.9x
-------------------------------------------------------------

PROGRESS AT BOGLE INVESTMENT MANAGEMENT, L.P. Our team currently consists of ten full-time professionals, five dedicated to portfolio management and research and five focused on client service, compliance, and operations. Our interests are aligned with those of our shareholders as all of the firm's founders and the majority of its employees hold an interest in the Fund. As you know, we have limited our client and asset base, by design, in order to focus our efforts on portfolio management and research. This focus underlies our commitment to innovation, which continues to be critical to investment success. At the end of February 2005, assets in the Fund were just over $300 million and the Fund remains closed to new investors.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.

Respectfully,


Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. THE RUSSELL 2000(R) IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000(R) INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS
LIQUIDITY, AND LESS PUBLICLY AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FUND EXPENSE EXAMPLES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from September 1, 2004 through February 28, 2005, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      INSTITUTIONAL CLASS
                         -------------------------------------------------------------------------
                         BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING
                            SEPTEMBER 1, 2004          FEBRUARY 28, 2005             PERIOD*
                         -----------------------     --------------------     --------------------
Actual                          $1,000.00                 $1,174.30                   $6.72
Hypothetical
(5% return before
expenses)                        1,000.00                  1,018.54                    6.26

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        FUND EXPENSE EXAMPLES (CONCLUDED)


                                                        INVESTOR CLASS
                         -------------------------------------------------------------------------
                         BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE     EXPENSES PAID DURING
                            SEPTEMBER 1, 2004          FEBRUARY 28, 2005             PERIOD*
                         -----------------------     --------------------     --------------------
Actual                          $1,000.00                 $1,173.60                   $7.26
Hypothetical
(5% return before
expenses)                        1,000.00                  1,018.04                    6.76

----------------------
*Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual total return for each class of 17.43% for the Institutional Class and 17.36% for the Investor Class.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE


                                                    % OF NET
         SECURITY TYPE & SECTOR CLASSIFICATION        ASSETS           VALUE
--------------------------------------------------------------------------------

COMMON STOCK:
      Technology                                       27.9%      $ 90,173,224
      Industrial                                       18.0%        58,180,164
      Financial                                        16.7%        53,826,636
      Consumer Cyclical                                13.5%        43,619,266
      Consumer Growth                                  12.7%        40,979,272
      Basic Industry                                    4.8%        15,548,051
      Energy                                            4.3%        14,070,270
      Utility                                           0.7%         2,221,670
SHORT-TERM INVESTMENTS                                  1.0%         3,085,609
OTHER ASSETS IN EXCESS OF LIABILITIES                   0.4%         1,240,045
                                                      ------      ------------
      NET ASSETS -- 100.0%                            100.0%      $322,944,207
                                                      ======      ============










    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------    ------------
COMMON STOCKS--98.6%
BASIC INDUSTRY--4.8%
   Braskem S.A. - ADR ............................      12,100    $    611,897
   Carpenter Technology Corp. ....................      46,300       3,130,806
   Crompton Corp. ................................     187,400       2,567,380
   Crown Holdings, Inc.* .........................     200,800       3,303,160
   IPSCO, Inc. ...................................      61,100       3,261,518
   Lone Star Technologies, Inc.* .................      59,000       2,673,290
                                                                  ------------
                                                                    15,548,051
                                                                  ------------
CONSUMER CYCLICAL--13.5%
   7-Eleven, Inc.* ...............................     116,900       2,936,528
   Aaron Rents, Inc. .............................      48,700         996,402
   Ameristar Casinos, Inc. .......................      39,900       1,954,302
   Argosy Gaming Co.* ............................      20,400         941,868
   Barnes & Noble, Inc.* .........................      74,900       2,558,584
   Bluegreen Corp.* ..............................     106,300       2,623,484
   Borders Group, Inc. ...........................      46,300       1,191,299
   Building Materials Holding
     Corp ........................................      70,600       3,257,484
   Charming Shoppes, Inc.* .......................      60,600         467,226
   CKE Restaurants, Inc.* ........................     134,100       2,070,504
   Guess?, Inc.* .................................     112,100       1,652,354
   Intrawest Corp. ...............................      72,200       1,390,572
   Jack in the Box, Inc.* ........................      13,100         470,290
   Jacuzzi Brands, Inc.* .........................     283,300       2,917,990
   JAKKS Pacific, Inc.* ..........................      45,400         897,558
   Monarch Casino & Resort,
     Inc.* .......................................      70,100       2,689,737
   Penn National Gaming, Inc.* ...................      35,600       2,148,816
   Phillips-Van Heusen Corp. .....................      84,600       2,345,958
   Pinnacle Airlines Corp.* ......................     158,300       1,660,567
   Progressive Gaming Corp.* .....................     203,000       2,492,840
   Ryder System, Inc. ............................      35,300       1,498,838
   Stein Mart, Inc.* .............................     144,500       3,007,045
   THQ, Inc.* ....................................      53,000       1,449,020
                                                                  ------------
                                                                    43,619,266
                                                                  ------------
CONSUMER GROWTH--12.7%
   Alliance Imaging, Inc.* .......................     186,100       2,106,652
   Alpharma, Inc., Class A .......................     144,100       1,890,592
   America Service Group, Inc.* ..................      80,400       2,013,216


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------    ------------
CONSUMER GROWTH--(CONTINUED)
   AngioDynamics, Inc.* ..........................     104,500    $  2,257,200
   Bright Horizons Family
     Solutions, Inc.* ............................      43,400       2,989,392
   Dade Behring Holdings,
     Inc.* .......................................      52,700       3,304,817
   Education Management
     Corp.* ......................................      73,700       2,160,884
   Genesis HealthCare Corp.* .....................      65,600       2,701,408
   Haemonetics Corp.* ............................      67,000       2,779,160
   Lifecore Biomedical, Inc.* ....................      64,400       1,060,668
   Medical Action Industries,
     Inc.* .......................................      30,442         590,575
   Meridian Bioscience, Inc. .....................      44,100         721,917
   Noven Pharmaceuticals,
     Inc.* .......................................      19,400         320,488
   Par Pharmaceutical Cos.,
     Inc.* .......................................      51,700       1,912,383
   PDI, Inc.* ....................................      96,100       1,922,961
   PerkinElmer, Inc. .............................     126,600       2,807,988
   Res-Care, Inc.* ...............................      92,300       1,263,587
   Respironics, Inc.* ............................      18,800       1,085,700
   Steiner Leisure Ltd.* .........................      65,900       2,171,405
   VistaCare, Inc., Class A* .....................      82,300       1,441,896
   WellCare Health Plans, Inc.* ..................      52,700       1,654,253
   West Pharmaceutical
     Services, Inc. ..............................      70,900       1,822,130
                                                                  ------------
                                                                    40,979,272
                                                                  ------------
ENERGY--4.3%
   Core Laboratories N.V.* .......................     101,600       2,732,024
   Giant Industries, Inc.* .......................      74,900       2,371,334
   Petroleum Development
     Corp.* ......................................      55,700       2,441,888
   Tesoro Petroleum Corp.* .......................      77,800       2,873,154
   Vintage Petroleum, Inc. .......................     123,000       3,651,870
                                                                  ------------
                                                                    14,070,270
                                                                  ------------
FINANCIAL--16.7%
   American Physicians Capital,
     Inc.* .......................................      70,500       2,572,545
   Arch Capital Group Ltd.* ......................      59,000       2,447,320


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2005 (UNAUDITED)


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------    ------------
FINANCIAL--(CONTINUED)
   Banco Itau Holding Financeira
     S.A. - ADR ..................................      37,700    $  3,267,082
   BankAtlantic Bancorp, Inc.,
     Class A .....................................     116,000       2,089,160
   Calamos Asset Management,
     Inc., Class A ...............................      18,100         513,316
   Capital Crossing Bank* ........................      26,800         820,080
   Cash America International,
     Inc. ........................................      28,700         832,587
   Center Financial Corp. ........................       4,300          95,890
   Collegiate Funding Services* ..................      20,900         345,686
   Euronet Worldwide, Inc.* ......................      91,900       2,381,129
   EZCORP, Inc., Class A* ........................     127,700       2,463,333
   First American Corp. ..........................      75,300       2,752,215
   First Cash Financial Services,
     Inc.* .......................................     119,650       2,891,940
   First Republic Bank ...........................      21,800       1,157,580
   Infinity Property & Casualty
     Corp. .......................................      68,400       2,197,692
   LandAmerica Financial
     Group, Inc. .................................      47,900       2,622,046
   Max Re Capital Ltd. ...........................     112,700       2,593,227
   National Financial Partners
     Corp. .......................................      60,800       2,401,600
   Ohio Casualty Corp.* ..........................     112,000       2,702,560
   Safety Insurance Group, Inc. ..................      67,500       2,502,225
   Selective Insurance Group,
     Inc. ........................................      53,900       2,479,939
  StanCorp Financial Group,
     Inc. ........................................      33,800       2,943,642
  Stewart Information Services
     Corp. .......................................      56,200       2,247,438
   UICI* .........................................      71,500       1,960,530
   Unitrin, Inc. .................................      41,700       1,954,896
   Universal American Financial
     Corp.* ......................................     136,600       2,148,718
   World Acceptance Corp.* .......................      16,200         442,260
                                                                  ------------
                                                                    53,826,636
                                                                  ------------
INDUSTRIAL--18.0%
   Aftermarket Technology
     Corp.* ......................................     127,500       1,850,025
   AMERCO* .......................................      53,900       2,404,479


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------    ------------
INDUSTRIAL--(CONTINUED)
   Astec Industries, Inc.* .......................      48,200    $    894,110
   Belden CDT, Inc. ..............................       3,500          84,070
   Blount International, Inc.* ...................      79,100       1,354,983
   Brink's Co., (The) ............................      78,000       2,703,480
   Bucyrus International, Inc.,
     Class A .....................................      56,400       2,449,452
   CNF, Inc. .....................................      47,500       2,178,825
   Columbus McKinnon Corp.* ......................      95,200       1,198,758
   Consolidated Graphics, Inc.* ..................      56,300       2,930,415
   DiamondCluster
     International, Inc.* ........................     126,400       2,165,232
   Flowserve Corp.* ..............................      49,200       1,229,508
   Genlyte Group, Inc., (The)* ...................      28,700       2,577,834
   Greenbrier Cos., Inc., (The) ..................      34,700         937,941
   Heidrick & Struggles
     International, Inc.* ........................      47,200       1,611,408
   Hexcel Corp.* .................................     174,800       2,906,924
   Hub Group, Inc., Class A* .....................      51,400       2,988,910
   Ingram Micro Inc., Class A* ...................     103,400       1,852,928
   Kennametal, Inc. ..............................      49,600       2,434,368
   Laidlaw International, Inc.* ..................      94,700       2,178,100
   McDermott International,
     Inc.* .......................................     143,000       2,837,120
   Overnite Corp. ................................      68,100       2,313,357
   Pacer International, Inc.* ....................     112,100       2,852,945
   Perini Corp.* .................................     124,300       1,983,828
   Rofin-Sinar Technologies,
     Inc.* .......................................      58,600       2,147,690
   Stewart & Stevenson
     Services, Inc. ..............................     105,500       2,259,810
   TeleTech Holdings, Inc.* ......................      88,100       1,008,745
   Tredegar Corp. ................................      26,400         456,720
   WESCO International, Inc.* ....................      94,300       3,388,199
                                                                  ------------
                                                                    58,180,164
                                                                  ------------
TECHNOLOGY--27.9%
   Advanced Digital
     Information Corp.* ..........................     103,200         857,592
   Airspan Networks, Inc.* .......................     395,500       1,736,245
   Alvarion Ltd.* ................................     144,300       1,457,430
   AMX Corp.* ....................................     114,100       2,556,981
   ANSYS, Inc.* ..................................      13,900         499,844
   Arris Group, Inc.* ............................     355,500       2,257,425


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2005 (UNAUDITED)


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------    ------------
TECHNOLOGY--(CONTINUED)
   Artesyn Technologies, Inc.* ...................     155,600    $  1,612,016
   Aspect Communications
     Corp.* ......................................     216,900       2,364,210
   Atmel Corp.* ..................................      50,800         160,020
   Avaya, Inc.* ..................................      82,400       1,153,600
   BE Aerospace, Inc.* ...........................     168,400       2,025,852
   BEA Systems, Inc.* ............................     205,400       1,704,820
   Borland Software Corp.* .......................     186,300       1,555,605
   Brightpoint, Inc.* ............................     101,400       1,827,228
   Brocade Communications
     Systems, Inc.* ..............................     188,200       1,166,840
   Coherent, Inc.* ...............................      69,700       2,115,395
   CryptoLogic, Inc. .............................      91,200       2,756,064
   Ctrip.com International
     Ltd. - ADR* .................................      45,100       1,738,605
   Deltathree, Inc.* .............................     262,100       1,224,007
   Digi International, Inc.* .....................     138,500       2,091,350
   DoubleClick, Inc.* ............................     214,600       1,671,734
   DSP Group, Inc.* ..............................      85,700       2,157,498
   ECI Telecom Ltd.* .............................     285,500       2,152,670
   Emulex Corp.* .................................     136,400       2,305,160
   Extreme Networks, Inc.* .......................     366,300       2,131,866
   FileNET Corp.* ................................      99,900       2,339,658
   Hologic, Inc.* ................................      63,300       2,338,935
   Hypercom Corp.* ...............................     286,400       1,346,080
   Informatica Corp.* ............................     242,100       1,881,117
   Integrated Device
     Technology, Inc.* ...........................     162,200       2,029,122
   McDATA Corp., Class A* ........................     368,800       1,449,384
   Micromuse, Inc.* ..............................     375,200       1,845,984
   MICROS Systems, Inc.* .........................      58,800       1,906,884
   MIPS Technologies, Inc.* ......................     189,900       2,100,294
   MTS Systems Corp. .............................      58,800       1,775,760
   Nam Tai Electronics, Inc. .....................      54,000       1,314,900
   NetIQ Corp.* ..................................     169,500       1,998,405
   NICE Systems Ltd. - ADR* ......................      46,800       1,585,116
   ON Semiconductor Corp.* .......................     216,200         981,548
   Parametric Technology
     Corp.* ......................................     460,200       2,646,150
   Pinnacle Systems, Inc.* .......................     327,200       1,400,416
   Progress Software Corp.* ......................      55,500       1,284,825
   Retek, Inc.* ..................................     307,800       2,588,598


                                                      NUMBER
                                                     OF SHARES        VALUE
                                                     ---------    ------------
TECHNOLOGY--(CONTINUED)
   Skyworks Solutions, Inc. ......................      88,600    $    643,236
   Standard Microsystems
     Corp.* ......................................      97,600       1,710,928
   Transaction Systems
     Architects, Inc.* ...........................      88,900       2,078,482
   TriQuint Semiconductor,
     Inc.* .......................................     226,100         780,045
   TriZetto Group, Inc.* .........................     172,700       1,535,303
   ValueClick, Inc.* .............................     189,100       2,392,115
   Witness Systems, Inc.* ........................     155,900       2,916,889
   Xyratex Ltd.* .................................     114,100       2,022,993
                                                                  ------------
                                                                    90,173,224
                                                                  ------------
UTILITY--0.7%
   Compania Anonima
     Nacional Telefonos de
     Venezuela (CANTV) -
     ADR .........................................     106,300       2,221,670
                                                                  ------------
     TOTAL COMMON STOCKS
       (Cost $ 266,024,844) ..................................     318,618,553
                                                                  ------------
SHORT TERM INVESTMENTS--1.0%
   Galaxy Institutional Money
     Market Fund
     2.35% 03/01/05 ..............................   3,085,609       3,085,609
                                                                  ------------
     TOTAL SHORT TERM
       INVESTMENTS
       (Cost $ 3,085,609) ....................................       3,085,609
                                                                  ------------
TOTAL INVESTMENTS--99.6%
   (Cost $269,110,453) .......................................     321,704,162
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.4% ......................................       1,240,045
                                                                  ------------
NET ASSETS--100.0% ...........................................    $322,944,207
                                                                  ============


-----------
  *Non-income producing.
ADR -- American Depository Receipt.


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

ASSETS
   Investments, at value (cost - $269,110,453) ...............    $321,704,162
   Receivable for investments sold ...........................       8,814,258
   Receivable for Fund shares sold ...........................         526,897
   Dividends receivable ......................................         219,697
   Prepaid expenses and other assets .........................          32,645
                                                                  ------------
     Total assets ............................................     331,297,659
                                                                  ------------
LIABILITIES
   Payable for investments purchased .........................       5,551,755
   Payable for Fund shares redeemed ..........................       2,455,333
   Payable to the Adviser ....................................         241,985
   Accrued expenses and other liabilities ....................         104,379
                                                                  ------------
     Total liabilities .......................................       8,353,452
                                                                  ------------
NET ASSETS
   Capital stock, $0.001 par value ...........................          12,189
   Additional paid-in capital ................................     243,508,072
   Accumulated net investment loss ...........................      (1,305,091)
   Accumulated net realized gain from investments ............      28,135,328
   Net unrealized appreciation on investments ................      52,593,709
                                                                  ------------
     Net assets ..............................................    $322,944,207
                                                                  ============
INSTITUTIONAL CLASS
   Net assets ................................................    $191,074,062
                                                                  ------------
   Shares outstanding ........................................       7,199,463
                                                                  ------------
   Net asset value, offering and redemption price per share ..    $      26.54
                                                                  ============
INVESTOR CLASS
   Net assets ................................................    $131,870,145
                                                                  ------------
   Shares outstanding ........................................       4,989,777
                                                                  ------------
   Net asset value, offering and redemption price per share ..    $      26.43
                                                                  ============



    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)

                                                                    FOR THE
                                                                SIX MONTHS ENDED
                                                               FEBRUARY 28, 2005
                                                               -----------------
INVESTMENT INCOME
   Dividends(1) ..............................................    $   734,800
                                                                  -----------
     Total investment income .................................        734,800
                                                                  -----------
EXPENSES
   Advisory fees .............................................      1,579,290
   Administrative service fees ...............................        236,893
   Administration and accounting fees and expenses ...........        223,140
   Transfer agent fees and expenses ..........................         75,759
   Shareholder servicing fees ................................         65,779
   Custodian fees and expenses ...............................         47,379
   Audit and legal fees ......................................         45,606
   Printing fees .............................................         31,590
   Directors' and Officers' fees and expenses ................         27,086
   Federal and state registration fees .......................         15,477
   Insurance and other expenses ..............................         10,979
                                                                  -----------
     Total expenses before waivers and reimbursements ........      2,358,978
     Less: waivers and reimbursements ........................       (319,087)
                                                                  -----------
     Net expenses ............................................      2,039,891
                                                                  -----------
   Net investment loss .......................................     (1,305,091)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments ........................     28,981,010
   Net change in unrealized appreciation on investments ......     22,930,986
                                                                  -----------
   Net realized and unrealized gain from investments .........     51,911,996
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........    $50,606,905
                                                                  ============

----------------
(1) Net of foreign taxes withheld of $11,083.


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE             FOR THE
                                                                     SIX MONTHS ENDED       YEAR ENDED
                                                                     FEBRUARY 28, 2005    AUGUST 31, 2004
                                                                     -----------------    ---------------
                                                                        (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ..........................................      $ (1,305,091)        $ (1,973,494)
   Net realized gain/(loss) from investments ....................        28,981,010           43,215,406
   Net change in unrealized appreciation on investments .........        22,930,986          (19,214,527)
                                                                       ------------         ------------
   Net increase in net assets resulting from operations .........        50,606,905           22,027,385
                                                                       ------------         ------------

LESS DIVIDENDS TO SHAREHOLDERS FROM:
   Net realized capital gains Institutional shares ..............       (17,084,780)                  --
   Net realized capital gains Investor shares ...................       (12,346,358)                  --
                                                                       ------------         ------------
     Total dividends to shareholders ............................       (29,431,138)                  --
                                                                       ------------         ------------

INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ..........................         2,095,676           32,292,113
                                                                       ------------         ------------
   Total increase in net assets .................................        23,271,443           54,319,498
                                                                       ------------         ------------

NET ASSETS
   Beginning of period ..........................................       299,672,764          245,353,266
                                                                       ------------         ------------
   End of period* ...............................................      $322,944,207         $299,672,764
                                                                       ============         ============

---------------
* Includes undistributed net investment losses of $(1,305,091) and $0 for the six months ended February 28, 2005, and for the year ended August 31, 2004, respectively.


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                            INSTITUTIONAL CLASS
                                                  ---------------------------------------------------------------------------
                                                    FOR THE         FOR THE        FOR THE          FOR THE         FOR THE
                                                  SIX MONTHS         YEAR           YEAR             YEAR            YEAR
                                                     ENDED           ENDED          ENDED            ENDED           ENDED
                                                    2/28/05         8/31/04        8/31/03          8/31/02         8/31/01
                                                  -----------       -------        -------          -------         -------
                                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........     $ 24.99         $ 22.71        $ 17.83          $ 19.52         $ 20.91
                                                    -------         -------        -------          -------         -------
Net investment loss ...........................       (0.10)*         (0.16)*        (0.11)*          (0.02)          (0.07)*
Net realized and unrealized gain (loss)
   on investments .............................        4.13*           2.44*          4.99*           (1.67)          (0.66)*
                                                    -------         -------        -------          -------         -------
Net increase (decrease) in net assets
   resulting from operations ..................        4.03            2.28           4.88            (1.69)          (0.73)
                                                    -------         -------        -------          -------         -------
Distributions to shareholders from:
Net investment income .........................          --              --             --               --              --
Net realized capital gains ....................       (2.48)             --             --               --           (0.66)
                                                    -------         -------        -------          -------         -------
Net asset value, end of period ................     $ 26.54         $ 24.99        $ 22.71          $ 17.83         $ 19.52
                                                    =======         =======        =======          =======         =======

Total investment return (1) ...................       17.43%          10.04%         27.37%           (8.66)%         (3.39)%
                                                    =======         =======        =======          =======         =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ............................    $191,074        $175,642       $132,845          $80,639         $36,526
Ratio of expenses to average net assets
   with waivers and reimbursements ............        1.25% (2)       1.25%          1.25%            1.25%           1.25%
Ratio of expenses to average net assets
   without waivers and
   reimbursements .............................        1.45% (2)       1.44%          1.50%            1.50%           1.68%
Ratio of net investment loss to average
   net assets .................................       (0.78)% (2)     (0.61)%        (0.60)%          (0.11)%         (0.36)%
Portfolio turnover rate .......................       69.55%         129.18%        122.39%          140.27%         125.99%

--------------
*   Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                               INVESTOR CLASS
                                                  ---------------------------------------------------------------------------
                                                    FOR THE         FOR THE        FOR THE          FOR THE         FOR THE
                                                  SIX MONTHS         YEAR           YEAR             YEAR            YEAR
                                                     ENDED           ENDED          ENDED            ENDED           ENDED
                                                    2/28/05         8/31/04        8/31/03          8/31/02         8/31/01
                                                  -----------       -------        -------          -------         -------
                                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..........     $ 24.91         $ 22.65        $ 17.80          $ 19.49         $ 20.89
                                                    -------         -------        -------          -------         -------
Net investment loss ...........................       (0.11)*         (0.18)*        (0.12)*          (0.03)          (0.09)*
Net realized and unrealized gain (loss)
   on investments .............................        4.11*           2.44*          4.97*           (1.66)          (0.65)*
                                                    -------         -------        -------          -------         -------
Net increase (decrease) in net assets
   resulting from operations ..................        4.00            2.26           4.85            (1.69)          (0.74)
                                                    -------         -------        -------          -------         -------
Distributions to shareholders from:
Net investment income .........................          --              --             --               --              --
Net realized capital gains ....................       (2.48)             --             --               --           (0.66)
                                                    -------         -------        -------          -------         -------
Net asset value, end of period ................     $ 26.43         $ 24.91        $ 22.65          $ 17.80         $ 19.49
                                                    =======         =======        =======          =======         =======

Total investment return (1) ...................       17.36%           9.98%         27.25%           (8.67)%         (3.45)%
                                                    =======         =======        =======          =======         =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .....    $131,870        $124,031       $112,508          $88,920         $54,255
Ratio of expenses to average net
   assets with waivers and
   reimbursements .............................        1.35% (2)       1.35%          1.35%            1.27%           1.35%
Ratio of expenses to average net assets
   without waivers and
   reimbursements .............................        1.55% (2)       1.54%          1.60%            1.60%           1.78%
Ratio of net investment loss to average
   net assets .................................       (0.88)% (2)     (0.70)%        (0.69)%          (0.20)%         (0.46)%
Portfolio turnover rate .......................       69.55%         129.18%        122.39%          140.27%         125.99%

--------------
* Calculated based on average shares outstanding for the period.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. The portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has thirteen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 26.323 billion are currently classified into one hundred and one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," six of which have begun investment operations.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the NYSE (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and ask prices prior to the market close are used. Short-term debt securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Debt securities having a remaining maturity of greater than 60 days are valued at the mean between the bid and ask prices. With the approval of the Company's Board of Directors, the Fund may use a pricing service, bank or broker/dealer experienced in providing valuations to value the Fund's securities. If market quotations are unavailable or deemed unreliable, securities will be valued by the Fund's Valuation Committee following procedures adopted by the Board of Directors.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers that Bogle Investment Management, L.P. (the "Adviser") considers creditworthy. The seller, under a repurchase agreement, will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the six months ended February 28, 2005, the Fund did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser has contractually agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 28, 2005, investment advisory fees and waivers were as follows:

                                      GROSS                          NET
                                  ADVISORY FEES     WAIVERS     ADVISORY FEES
                                  -------------    ---------    -------------
Bogle Investment Management
     Small Cap Growth Fund          $1,579,290     $(94,038)     $1,485,252

     The Fund will not pay the Adviser at a later time for any amounts they waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle Investment Management, L.P. provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets. In addition, PFPC serves as the Fund's transfer and dividend disbursing agent.

     For providing regulatory administrative services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is charged to all funds in proportion to their net assets of the RBB Funds. The Bogle Investment Management Small Cap Growth Fund's portion of this fee for the six months ended February 28, 2005 was $26,146.

     PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the six months ended February 28, 2005, administration and accounting services fees and waivers were as follows:

                                        GROSS ADMINISTRATION                    NET ADMINISTRATION AND
                                           AND ACCOUNTING                         ACCOUNTING SERVICES
                                     SERVICES FEES AND EXPENSES     WAIVERS        FEES AND EXPENSES
                                     --------------------------    ---------    ----------------------
Bogle Investment Management
     Small Cap Growth Fund                   $223,140              $(19,741)           $203,399

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Fund.

     For the six months ended February 28, 2005, administrative services fees and waivers were as follows:

                                     GROSS ADMINISTRATIVE                     NET ADMINISTRATIVE
                                         SERVICES FEES          WAIVERS          SERVICES FEES
                                     --------------------     -----------     ------------------
Bogle Investment Management
     Small Cap Growth Fund                 $236,893            $(205,308)           $31,585

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts they waived or any amounts assumed.

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets.

     PFPC and its affiliates were due fees from the Fund of $64,537 at February 28, 2005.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                    INVESTMENT SECURITIES
                                               -------------------------------
                                                 PURCHASES           SALES
                                               ------------       ------------
Bogle Investment Management
     Small Cap Growth Fund                     $217,765,926       $239,835,561

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2005, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:

                                                                  INSTITUTIONAL CLASS
                                          -----------------------------------------------------------------
                                                    FOR THE
                                                SIX MONTHS ENDED                         FOR THE
                                                FEBRUARY 28, 2005                      YEAR ENDED
                                                   (UNAUDITED)                       AUGUST 31, 2004
                                          -----------------------------        ----------------------------
                                            SHARES            VALUE             SHARES             VALUE
                                          ----------       ------------        ---------       ------------
Sales .................................      433,777       $ 11,030,275        2,135,001       $ 56,532,403
Reinvestments .........................      700,636         16,457,954               --                 --
Redemptions ...........................     (962,176)       (24,567,509)        (958,444)       (24,625,912)
                                          ----------       ------------        ---------       ------------
Net Increase ..........................      172,237       $  2,920,720        1,176,557       $ 31,906,491
                                          ==========       ============        =========       ============

                                                                    INVESTOR CLASS
                                          -----------------------------------------------------------------
                                                    FOR THE
                                                SIX MONTHS ENDED                         FOR THE
                                                FEBRUARY 28, 2005                      YEAR ENDED
                                                   (UNAUDITED)                       AUGUST 31, 2004
                                          -----------------------------        ----------------------------
                                            SHARES            VALUE             SHARES             VALUE
                                          ----------       ------------        ---------       ------------
Sales .................................      180,586       $  4,561,539          812,505       $ 21,459,043
Reinvestments .........................      500,745         11,717,439               --                 --
Redemptions ...........................      670,519)       (17,104,022)        (800,883)       (21,073,421)
                                          ----------       ------------        -------------------   ------
Net Increase/(Decrease) ...............       10,812       $   (825,044)          11,622       $    385,622
                                          ==========       ============        =========       ============

5.   FEDERAL INCOME TAX INFORMATION

     At February 28, 2005, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

                                        FEDERAL TAX       UNREALIZED        UNREALIZED       NET UNREALIZED
                                           COST          APPRECIATION      DEPRECIATION       APPRECIATION
                                       ------------      ------------      ------------      --------------
Bogle Investment Management
     Small Cap Growth Fund             $269,586,596      $62,786,738       $(10,669,172)       $52,117,566

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


     As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                       UNDISTRIBUTED   UNDISTRIBUTED
                                         ORDINARY        LONG-TERM
                                          INCOME           GAINS
                                       -------------   -------------
Bogle Investment Management
     Small Cap Growth Fund              $2,306,138      $27,125,000

     At August 31, 2004, the Fund had no capital loss carryforwards available to offset future capital gains.


     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2004, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                             ORDINARY     LONG-TERM
                                              INCOME        GAINS        TOTAL
                                            ----------   -----------   ---------
Bogle Investment Management
     Small Cap Growth Fund          2004        --           --            --
                                    2003        --           --            --

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)


1.   PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Securities and Exchange Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                 FUND MANAGEMENT
                                   (UNAUDITED)

     The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information ("SAI") includes additional information about the Company's directors and may be obtained free of charge by calling (877) 264-5346.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF          OTHER
                                                  TERM OF OFFICE        PRINCIPAL OCCUPATION(S)    PORTFOLIOS IN    DIRECTORSHIPS
   NAME, ADDRESS,           POSITION(S) HELD       AND LENGTH OF             DURING PAST           FUND COMPLEX        HELD BY
  AND DATE OF BIRTH             WITH FUND          TIME SERVED 1               5 YEARS              OVERSEEN BY       DIRECTOR
                                                                                                     DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Julian A. Brodsky              Director          1988 to present      Since 1969, Director and         13             Director,
 Comcast Corporation                                                   Vice Chairman, Comcast                           Comcast
 1500 Market Street,                                                   Corporation (cable                             Corporation
 35th Floor                                                            television and
 Philadelphia, PA 19102                                                communications); Director,
 DOB: 7/16/33                                                          NDS Group PLC (provider of
                                                                       systems and applications
                                                                       for digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
 Francis J. McKay               Director          1988 to present      Since 2000, Vice                 13               None
 Fox Chase Cancer Center                                               President, Fox Chase
 333 Cottman Avenue                                                    Cancer Center (biomedical
 Philadelphia, PA 19111                                                research and medical
 DOB: 12/06/35                                                         care); prior to 2000,
                                                                       Executive Vice President,
                                                                       Fox Chase Cancer Center.
------------------------------------------------------------------------------------------------------------------------------------
 Arnold M. Reichman             Director          1991 to present      Since December 2000,             13               None
 106 Pierrepont Street                                                 Director, Gabelli Partners,
 Brooklyn, NY  11201                                                   L.P. (an investment
 DOB: 5/21/48                                                          partnership); Chief
                                                                       Operating Officer and
                                                                       member of the Board of
                                                                       Directors of Outercurve
                                                                       Technologies (wireless
                                                                       enabling services) until
                                                                       April 2001; Chief
                                                                       Operating Officer and
                                                                       member of the Executive
                                                                       Operating Committee of
                                                                       Warburg Pincus Asset
                                                                       Management, Inc.;
                                                                       Executive Officer and
                                                                       Director of Credit Suisse
                                                                       Asset Management
                                                                       Securities, Inc. (formerly
                                                                       Counsellors Securities,
                                                                       Inc.) and Director/Trustee
                                                                       of various investment
                                                                       companies advised by
                                                                       Warburg Pincus Asset
                                                                       Management, Inc. until
                                                                       September 15, 1999; Prior
                                                                       to 1997, Managing Director
                                                                       of Warburg Pincus Asset
                                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 Marvin E. Sternberg            Director          1991 to present      Since 1974, Chairman,             13            Director,
 Moyco Technologies, Inc.                                              Director and President,                           Moyco
 200 Commerce Drive                                                    Moyco Technologies, Inc.                      Technologies,
 Montgomeryville, PA 18936                                             (manufacturer of precision                         Inc.
 DOB: 3/24/34                                                          coated and industrial
                                                                       abrasives). Since 1999,
                                                                       Director, Pennsylvania
                                                                       Business Bank.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF          OTHER
                                                  TERM OF OFFICE        PRINCIPAL OCCUPATION(S)    PORTFOLIOS IN    DIRECTORSHIPS
   NAME, ADDRESS,           POSITION(S) HELD       AND LENGTH OF             DURING PAST           FUND COMPLEX        HELD BY
  AND DATE OF BIRTH             WITH FUND          TIME SERVED 1               5 YEARS              OVERSEEN BY       DIRECTOR
                                                                                                     DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED DIRECTORS 2
------------------------------------------------------------------------------------------------------------------------------------
 Robert Sablowsky               Director          1991 to present      Since July 2002, Senior          13            None
 Oppenheimer & Company,                                                Vice President and prior
 Inc.                                                                  thereto, Executive Vice
 200 Park Avenue                                                       President of Oppenheimer &
 New York, NY 10166                                                    Co., Inc., formerly
 DOB: 4/16/38                                                          Fahnestock  & Co., Inc. (a
                                                                       registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
 J. Richard Carnall             Director          2002 to present      Director of PFPC Inc. from        13           None
 400 Bellevue Parkway                                                  January 1987 to April
 Wilmington, DE 19809                                                  2002, Chairman and Chief
 DOB: 9/25/38                                                          Executive Officer of PFPC
                                                                       Inc. until April 2002,
                                                                       Executive Vice President
                                                                       of PNC Bank, National
                                                                       Association from October
                                                                       1981 to April 2002,
                                                                       Director of PFPC
                                                                       International Ltd.
                                                                       (financial services) from
                                                                       August 1993 to April 2002,
                                                                       Director of PFPC
                                                                       International (Cayman) Ltd.
                                                                       (financial services) from
                                                                       September 1996 to April
                                                                       2002; Governor of the
                                                                       Investment Company
                                                                       Institute (investment
                                                                       company industry trade
                                                                       organization) from July
                                                                       1996 to January 2002;
                                                                       Director of PNC Asset
                                                                       Management, Inc.
                                                                       (investment advisory) from
                                                                       September 1994 to March
                                                                       1998; Director of PNC
                                                                       National Bank from October
                                                                       1995 to November 1997;
                                                                       Director of Haydon Bolts,
                                                                       Inc. (bolt manufacturer)
                                                                       and Parkway Real Estate
                                                                       Company (subsidiary of
                                                                       Haydon Bolts, Inc.) since
                                                                       1984.
------------------------------------------------------------------------------------------------------------------------------------

* Each Director oversees thirteen portfolios of the Company that are currently offered for sale. The Company is authorized to offer five additional portfolios that had not commenced operations as of the date of this report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF          OTHER
                                                  TERM OF OFFICE        PRINCIPAL OCCUPATION(S)    PORTFOLIOS IN    DIRECTORSHIPS
   NAME, ADDRESS,           POSITION(S) HELD       AND LENGTH OF             DURING PAST           FUND COMPLEX        HELD BY
  AND DATE OF BIRTH             WITH FUND          TIME SERVED 1               5 YEARS              OVERSEEN BY       DIRECTOR
                                                                                                     DIRECTOR*
------------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 Edward J. Roach                President         1991 to present      Certified Public                 N/A           N/A
 400 Bellevue Parkway              and            and                  Accountant; Vice Chairman
 4th Floor                      Treasurer         1988 to present      of the Board, Fox Chase
 Wilmington, DE 19809                                                  Cancer Center; Trustee
 DOB: 6/29/24                                                          Emeritus, Pennsylvania
                                                                       School for the Deaf;
                                                                       Trustee Emeritus,
                                                                       Immaculata University;
                                                                       President or Vice
                                                                       President and Treasurer of
                                                                       various investment
                                                                       companies advised by
                                                                       subsidiaries of PNC Bank
                                                                       Corp. from 1981 to 1997;
                                                                       Managing General Partner,
                                                                       President since 2002,
                                                                       Treasurer since 1981 and
                                                                       Chief Compliance Officer
                                                                       since September 2004 of
                                                                       Chestnut Street Exchange
                                                                       Fund; and Director of the
                                                                       Bradford Funds, Inc. from
                                                                       1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 Tina M. Payne                  Secretary         Since 2005           Since 2003, Vice President       N/A           N/A
 301 Bellevue Parkway                                                  and Associate Counsel,
 2nd Floor                                                             PFPC Inc. (financial
 Wilmington, DE 19809                                                  services company);
 DOB: 5/19/74                                                          Associate, Stradley, Ronon,
                                                                       Stevens & Young, LLC (law
                                                                       firm) from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
 Salvatore Faia, Esquire,        Chief            Since 2004           Senior Legal Counsel, PFPC       N/A           N/A
 CPA                           Compliance                              Inc. from 2002 to 2004;
 Vigilant Compliance            Officer                                Chief Legal Counsel,
 186 Dundee Drive,                                                     Corviant Corporation
 Suite 700                                                             (Investment  Adviser,
 Williamstown, NJ 08094                                                Broker/Dealer and Service
 DOB: 12/25/62                                                         Provider to Investment
                                                                       Advisers and Separate
                                                                       Accountant Providers) from
                                                                       2001 to 2002; Partner,
                                                                       Pepper Hamilton LLP (law
                                                                       firm) from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Director serves for an indefinite period of time until his successor is elected and qualified or until his death, resignation or removal. Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified. 2Messrs. Carnall and Sablowsky are considered "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Carnall is an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation and the Company's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Bogle Investment Management, L.P.
57 River Street
Suite 206
Wellesley, MA 02481

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996






This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The RBB Fund, Inc.
            --------------------------------------------------------------

By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)

Date     May 5, 2005
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer  & principal
                           financial officer)

Date     May 5, 2005
    ----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.